                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____

Post-Effective Amendment No.  39   (File No. 33-30770)    [X]

                                          and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY (ACT OF 1940)

Amendment No.                 43   (File No. 811-5897)    [X]

RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
50606 Ameriprise Financial Center
Minneapolis, MN 55474

Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN 55474
(612) 671-1947

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on April 1, 2009 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
PORTFOLIO BUILDER SERIES

PROSPECTUS APRIL 1, 2009


THIS PROSPECTUS DESCRIBES SIX
FUNDS, EACH OF WHICH INVESTS IN
OTHER RIVERSOURCE FUNDS. THE
OBJECTIVE OF EACH FUND IS THE
HIGHEST LEVEL OF TOTAL RETURN THAT
IS CONSISTENT WITH AN ACCEPTABLE
LEVEL OF RISK.

RiverSource Portfolio Builder Conservative Fund
RiverSource Portfolio Builder Moderate Conservative Fund
RiverSource Portfolio Builder Moderate Fund
RiverSource Portfolio Builder Moderate Aggressive Fund
RiverSource Portfolio Builder Aggressive Fund
RiverSource Portfolio Builder Total Equity Fund

Classes A, B, C and R4

As with all mutual funds, the
Securities and Exchange
Commission has not approved or
disapproved these securities or
passed upon the adequacy of this
prospectus.
Any representation to the
contrary is a criminal offense.

You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial institution if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See
"Buying and Selling Shares" for more
information.

 NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

TABLE OF CONTENTS


THE FUNDS................................................    3P
Objectives...............................................    3p
Principal Investment Strategies..........................    3p
Principal Risks..........................................    5p
Past Performance.........................................    8p
Fees and Expenses........................................   15p
Other Investment Strategies and Risks....................   23p
Fund Management and Compensation.........................   23p
FINANCIAL HIGHLIGHTS.....................................   25P
BUYING AND SELLING SHARES................................   S.1
Description of Share Classes.............................   S.1
  Investment Options -- Classes of Shares................   S.1
  Sales Charges..........................................   S.3
  Opening an Account.....................................   S.7
Exchanging or Selling Shares.............................   S.8
  Exchanges..............................................  S.10
  Selling Shares.........................................  S.11
VALUING FUND SHARES......................................  S.11
DISTRIBUTIONS AND TAXES..................................  S.11
GENERAL INFORMATION......................................  S.13
APPENDIX A: UNDERLYING FUNDS -- INVESTMENT OBJECTIVES AND
  STRATEGIES.............................................   A.1
APPENDIX B: UNDERLYING FUNDS -- RISKS....................   B.1



RIVERSOURCE COMPLEX OF FUNDS


The RiverSource complex of funds includes a comprehensive array of funds from RiverSource Investments, including several Seligman funds. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource complex. RiverSource funds, RiverSource Partners funds and Threadneedle funds share the same Board of Directors/Trustees (the Board), and the same policies and procedures including those set forth in the service section. Although the Seligman funds share the same Board, they do not currently have the same policies and procedures, and may not be exchanged for shares of the RiverSource funds, RiverSource Partners funds or Threadneedle funds. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource complex of funds.



RiverSource Variable Portfolio Funds and Seligman (Variable) Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts offered by affiliated and unaffiliated insurance companies.



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2P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS

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THE FUNDS

OBJECTIVES

THE OBJECTIVE OF EACH FUND IS THE HIGHEST LEVEL OF TOTAL RETURN THAT IS CONSISTENT WITH AN ACCEPTABLE LEVEL OF RISK. THE FOLLOWING PARAGRAPHS HIGHLIGHT THE OBJECTIVES AND COMPARE EACH FUND'S LEVELS OF RISK AND POTENTIAL FOR RETURN RELATIVE TO ONE ANOTHER.

  RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND (CONSERVATIVE FUND) is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk. The Fund invests primarily in fixed income securities and may be most appropriate for investors with a shorter investment horizon.

  RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND (MODERATE CONSERVATIVE FUND) is designed for investors seeking the highest level of total return that is consistent with a moderate conservative level of risk. The Fund invests primarily in fixed income securities and also invests a moderate amount in equity securities. The Fund may be most appropriate for investors with a short-to-intermediate investment horizon.

  RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND (MODERATE FUND) is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk. The Fund invests in a balance of fixed income and equity securities and may be most appropriate for investors with an intermediate investment horizon.

  RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND (MODERATE AGGRESSIVE
  FUND) is designed for investors seeking the highest level of total return that is consistent with a moderate aggressive level of risk. The Fund invests primarily in equity securities and also invests a moderate amount in fixed income securities. The Fund may be most appropriate for investors with an intermediate-to-long term investment horizon.

  RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND (AGGRESSIVE FUND) is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk. The Fund invests primarily in equity securities and also invests a small amount in fixed income securities. The Fund may be most appropriate for investors with a longer investment horizon.

  RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND (TOTAL EQUITY FUND) is designed for investors seeking the highest level of total return that is consistent with a very aggressive level of risk. The Fund invests primarily in equity securities and may be most appropriate for investors with a long-term investment horizon.

Because any investment involves risk, there is no assurance a Fund's objective can be achieved. Only shareholders can change the Fund's objective.


Conservative Fund, Moderate Conservative Fund, Moderate Fund, Moderate Aggressive Fund, Aggressive Fund and Total Equity Fund are singularly and collectively, where the context requires, referred to as either "the Fund," "each Fund" or "the Funds." The RiverSource funds in which the Funds invest are referred to as the underlying funds. Investments referred to above are made through investments in underlying funds.


PRINCIPAL INVESTMENT STRATEGIES

The Funds are intended for investors who have an objective of achieving a high level of total return, but prefer to have investment decisions managed by professional money managers. Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which RiverSource Investments, LLC (RiverSource Investments or the investment manager), or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the investment manager for each of the Funds. By investing in several different underlying funds, the Funds seek to minimize the risks inherent in investing in a single fund.

Each Fund's recommended portfolio is created by RiverSource Investments using the following allocation process.

ASSET CLASSES: The Capital Markets Committee, a group of RiverSource Investments investment professionals, provides initial guidance with respect to strategic asset allocation among the three main asset classes; equity, fixed income, and cash. The Asset Allocation Committee, comprised of three members of the portfolio management team, next determines what percentage of each Fund's assets should be invested in these three asset classes. They also determine the allocation, if any, to alternative investment strategies.


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                      RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS  3P

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The mix of asset classes provides the first level of diversification for each
Fund. Under normal market conditions, the following table shows the ranges within which the Asset Allocation Committee will make recommendations. Market appreciation or depreciation may cause the Fund to be outside the ranges.

                                                      ASSET CLASS
---------------------------------------------------------------------------                ALTERNATIVE
FUND                                     EQUITY      FIXED INCOME      CASH           INVESTMENT STRATEGIES
Conservative Fund                         15-25%         65-75%        5-15%                   0-5%
Moderate Conservative Fund                30-40%         55-65%        0-10%                   0-5%
Moderate Fund                             45-55%         45-55%         0-5%                   0-5%
Moderate Aggressive Fund                  60-70%         30-40%         0-5%                   0-5%
Aggressive Fund                           75-85%         15-25%         0-5%                   0-5%
Total Equity Fund                        95-100%             0%         0-5%                   0-5%


The next step in the process is to determine allocation among investment categories within each asset class. This process provides the second level of diversification. Equity and fixed income investment categories follow:

- Within the equity allocation, the Asset Allocation Committee seeks to diversify by style (growth, value and core/blend), market capitalization (large, mid and small cap), and geographic location (both domestic and international). The equity allocation may also include exposure to real estate securities.

- Within the fixed income allocation, the Asset Allocation Committee seeks to diversify by including varying levels of interest rate, term, duration and credit exposure.

UNDERLYING FUNDS: The Fund Selection Committee, comprised of the full portfolio management team, then selects the underlying funds to represent each investment category. The selection process provides the third level of diversification within both equity and fixed income allocations. The selection of underlying funds is based primarily on the Fund Selection Committee's assessment of what mix of general risk and return characteristics will meet each Fund's goal. When selecting underlying funds, the Fund Selection Committee considers historical performance, risk/return characteristics, and manager tenure. The following section shows which underlying funds are within each asset class. A description of the underlying funds' investment goals and strategies is included in Appendix
A. A description of the principal risks associated with these underlying funds is included in Appendix B.

ASSET CLASS

Each of the Funds, including Funds designed with a more conservative level of risk, such as Conservative Fund and Moderate Conservative Fund, may invest in any underlying fund available within the category. A Fund's allocation to certain underlying funds may result in exposure to investments that may pose increased risk, including, for example, risks associated with securities issued by smaller capitalization companies, securities issued by companies located in emerging markets, and non-investment grade floating rate loans and bonds (commonly referred to as "high-yield" securities or "junk").


EQUITY: RiverSource Disciplined Equity Fund, RiverSource Disciplined International Equity Fund, RiverSource Disciplined Large Cap Growth Fund, RiverSource Disciplined Large Cap Value Fund, RiverSource Disciplined Small and Mid Cap Equity Fund, RiverSource Disciplined Small Cap Value Fund, RiverSource Diversified Equity Income Fund, RiverSource Dividend Opportunity Fund, RiverSource Equity Value Fund, RiverSource Global Technology Fund, RiverSource Growth Fund, RiverSource Large Cap Equity Fund, RiverSource Large Cap Value Fund, RiverSource Mid Cap Growth Fund, RiverSource Mid Cap Value Fund, RiverSource Partners Aggressive Growth Fund, RiverSource Partners Fundamental Value Fund, RiverSource Partners International Select Growth Fund, RiverSource Partners International Select Value Fund, RiverSource Partners International Small Cap Fund, RiverSource Partners Select Value Fund, RiverSource Partners Small Cap Equity Fund, RiverSource Partners Small Cap Growth Fund, RiverSource Partners Small Cap Value Fund, RiverSource Precious Metals and Mining Fund, RiverSource Real Estate Fund, RiverSource Recovery and Infrastructure Fund, RiverSource Small Cap Advantage Fund, Threadneedle Emerging Markets Fund, Threadneedle European Equity Fund, Threadneedle Global Equity Fund, Threadneedle Global Equity Income Fund and Threadneedle International Opportunity Fund.


FIXED INCOME: RiverSource Diversified Bond Fund, RiverSource Emerging Markets Bond Fund, RiverSource Floating Rate Fund, RiverSource Global Bond Fund, RiverSource High Yield Bond Fund, RiverSource Income Opportunities Fund, RiverSource Inflation Protected Securities Fund, RiverSource Limited Duration Bond Fund, RiverSource Short Duration U.S. Government Fund and RiverSource U.S. Government Mortgage Fund.

CASH: RiverSource Cash Management Fund.

ALTERNATIVE INVESTMENT STRATEGIES: RiverSource Absolute Return Currency and Income Fund.

The Fund Selection Committee monitors the underlying fund selections to ensure that they meet the asset class and investment category allocations over time. The Committee may periodically reallocate each Fund's investments in the underlying funds to

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4P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS
bring the Funds back within their target ranges. RiverSource Investments, without seeking approval from shareholders, may modify the underlying fund allocations or, subject to approval of the Fund's Board of Directors (Board), may modify the range of asset class allocations.

A Fund may sell underlying funds in order to accommodate redemptions of the Fund's shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes. RiverSource Investments seeks to minimize the impact of the Funds' purchases and redemptions of shares of the underlying funds by implementing them over a reasonable timeframe. In addition, because RiverSource Investments earns different fees from the underlying funds, in determining the allocation of the Funds among the underlying funds, RiverSource Investments may have an economic conflict of interest. RiverSource Investments will report to the Fund's Board on the steps it has taken to manage any potential conflicts.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Funds include specific risks relating to the investment in the Funds based on their investment processes, and certain general risks based on their "funds of funds" structure. These are identified below.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the Funds and is legally obligated to act in their best interests when selecting underlying funds, without taking fees into consideration.

ACTIVE MANAGEMENT/ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.


RISKS OF UNDERLYING FUNDS IN WHICH THE FUNDS INVEST. By investing in many underlying funds, the Funds have exposure to the risks of many areas of the market. Additionally, each Fund is structured with a different risk/return profile. There are common risks that apply to both equity and fixed income underlying funds and specific equity and fixed income underlying fund risks. These are set forth below, and are different for each Fund. For example, Total Equity Fund is subject to common risks and equity risks, but not fixed income risks. For the other Funds, the risks set forth below are typically greater for Moderate Fund relative to Conservative Fund, and greater still for Aggressive Fund relative to both Moderate Fund and Conservative Fund. For example, if you invested in Aggressive Fund, you will typically have greater exposure to the risks set forth below. A description of the more common risks to which the underlying funds (and thus, the Funds) would be subjected are identified below. A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.



COMMON RISKS


ACTIVE MANAGEMENT RISK. Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying fund's investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the underlying fund. Derivative instruments in which the underlying fund invests will typically increase the fund's exposure to principal risks to which it is otherwise exposed, and may expose the fund to additional risks, including leverage risk, hedging risk, correlation risk, and liquidity risk.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.


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                      RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS  5P

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Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.


RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:


Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever an underlying fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

DIVERSIFICATION RISK. Although the Funds are diversified funds, certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment may therefore have a greater effect on the underlying fund's performance, non-diversified underlying funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small companies and for certain specialized instruments such as floating rate loans, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in value securities, may cause a fund to underperform other mutual funds if that style falls out of favor with the market.



EQUITY RISKS


ETF RISK. The price movement of an ETF may not track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund's expenses and similar expenses incurred through ownership of the ETF.



INFRASTRUCTURE-RELATED COMPANIES RISK. Because the Fund concentrates its investments in infrastructure-related securities, the Fund has greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities. Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in delays and cost overruns.



MASTER LIMITED PARTNERSHIP RISK. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated


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6P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS
unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.


QUANTITATIVE MODEL RISK. Certain underlying funds employ quantitative methods that may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. There can be no assurance that the methodology will enable these underlying funds to achieve their objectives.

REAL ESTATE SECTOR RISK. Investments in real estate related securities include the risk of fluctuation in the value of underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry. In addition, investment in Real Estate Investment Trusts (REITs) requires specialized management skills. REITs may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities, including changes in interest rates and the quality of credit extended.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification experience and competitive strengths of larger companies. Additionally, in many instances, the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

FIXED INCOME RISKS

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a security or loan held by an underlying fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. There may be significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.

CREDIT RISK. Credit risk is the risk that the issuer of a security or a loan will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond, a note or a loan. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower's or the issuer's credit rating or other news affects the market's perception of the borrower's or the issuer's credit risk. If the issuer of a floating rate or fixed rate loan declares bankruptcy or is declared bankrupt, there may be a delay before an underlying fund can act on the collateral securing the loan, which may adversely affect the underlying fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the underlying fund's performance. If an underlying fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the underlying fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade loans or securities, commonly called "high-yield" or "junk," may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a debt security or floating rate loan could also make it difficult for the underlying fund to sell the debt security or loan at a price approximating the value previously placed on it.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, these securities may generate no income at all.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the investment manager may not be able to reinvest in securities or loans providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates or wider spreads because the underlying fund's investments are locked in at a lower rate for a longer period of time.


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                      RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS  7P

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructuring, fraudulent disclosures or other factors.

PAST PERFORMANCE

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar charts; and

- how the Fund's average annual total returns compare to recognized indices shown on the tables.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Funds have performed in the past (before and after taxes) does not indicate how the Funds will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C and Class R4 shares of the Funds. These returns are compared to the indices shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;

- no sales charge for Class R4 shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.



   CONSERVATIVE FUND -- CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


                                                                     +3.25%    +6.39%    +6.17%    -11.91%

                                                                      2005      2006      2007      2008





During the periods shown in the bar chart, the highest return for a calendar quarter was +2.91% (quarter ended Sept. 20, 2006) and the lowest return for a calendar quarter was -5.93% (quarter ended Dec. 31, 2008).


The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at Dec. 31, 2008 was -11.91%.



--------------------------------------------------------------------------------
8P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS

    MODERATE CONSERVATIVE FUND -- CLASS A SHARE
                    PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


                                                                     +4.07%    +9.00%    +6.70%    -18.31%

                                                                      2005      2006      2007      2008





During the periods shown in the bar chart, the highest return for a calendar quarter was +3.98% (quarter ended Dec. 31, 2006) and the lowest return for a calendar quarter was -9.13% (quarter ended Dec. 31, 2008).


The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at Dec. 31, 2008 was -18.31%.




     MODERATE FUND -- CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


                                                                     +5.36%    +11.24%   +6.96%    -24.39%

                                                                      2005      2006      2007      2008





During the periods shown in the bar chart, the highest return for a calendar quarter was +4.94% (quarter ended Dec. 31, 2006) and the lowest return for a calendar quarter was -12.52% (quarter ended Dec. 31, 2008).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at Dec. 31, 2008 was -24.39%.



--------------------------------------------------------------------------------
                      RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS  9P

     MODERATE AGGRESSIVE FUND -- CLASS A SHARE
                    PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


                                                                     +6.36%    +12.76%   +7.41%    -29.97%

                                                                      2005      2006      2007      2008





During the periods shown in the bar chart, the highest return for a calendar quarter was +5.82% (quarter ended Dec. 31, 2006) and the lowest return for a calendar quarter was -15.69% (quarter ended Dec. 31, 2008).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at Dec. 31, 2008 was -29.97%.




    AGGRESSIVE FUND -- CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


                                                                     +7.71%    +14.72%   +7.46%    -35.62%

                                                                      2005      2006      2007      2008





During the periods shown in the bar chart, the highest return for a calendar quarter was +6.81% (quarter ended Dec. 31, 2006) and the lowest return for a calendar quarter was -19.00% (quarter ended Dec. 31, 2008).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at Dec. 31, 2008 was -35.62%.



--------------------------------------------------------------------------------
10P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS

   TOTAL EQUITY FUND -- CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)


                                                                     +9.04%    +16.58%   +7.48%    -40.94%

                                                                      2005      2006      2007      2008





During the periods shown in the bar chart, the highest return for a calendar quarter was +7.81% (quarter ended Dec. 31, 2006) and the lowest return for a calendar quarter was -22.17% (quarter ended Dec. 31, 2008).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at Dec. 31, 2008 was -40.94%.



--------------------------------------------------------------------------------
                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS  11P

 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)



                                                                               SINCE
                                                                             INCEPTION
                                                                            (CLASSES A,
CONSERVATIVE FUND:                                             1 YEAR       B, C & R4)
  Class A
      Return before taxes                                     -16.11%         +0.16%(a)
      Return after taxes on distributions                     -17.12%         -1.13%(a)
      Return after taxes on distributions and sale of
               fund shares                                    -10.40%         -0.46%(a)
  Class B
      Return before taxes                                     -16.93%         +0.26%(a)
  Class C
      Return before taxes                                     -13.41%         +0.63%(a)
  Class R4
      Return before taxes                                     -11.60%         +1.63%(a)
  Barclays Capital U.S. Aggregate Bond Index (reflects no
     deduction for fees, expenses or taxes)                    +5.24%         +4.44%(b)
  Russell 3000(R) Index (reflects no deduction for fees,
     expenses or taxes)                                       -37.31%         -2.92%(b)
  Citigroup 3-Month U.S. Treasury Bill Index (reflects no
     deduction for fees, expenses or taxes)                    +1.80%         +3.18%(b)
  MSCI EAFE Index (reflects no deduction for fees,
     expenses or taxes)                                       -43.06%         +1.35%(b)
  Blended Index (reflects no deduction for fees, expenses
     or taxes)                                                 -5.39%         +3.15%(b)

MODERATE CONSERVATIVE FUND:
  Class A
      Return before taxes                                     -22.17%         -0.27%(a)
      Return after taxes on distributions                     -23.03%         -1.62%(a)
      Return after taxes on distributions and sale of
               fund shares                                    -14.32%         -0.77%(a)
  Class B
      Return before taxes                                     -22.84%         -0.14%(a)
  Class C
      Return before taxes                                     -19.75%         +0.21%(a)
  Class R4
      Return before taxes                                     -18.02%         +1.19%(a)
  Barclays Capital U.S. Aggregate Bond Index (reflects no
     deduction for fees, expenses or taxes)                    +5.24%         +4.44%(b)
  Russell 3000(R) Index (reflects no deduction for fees,
     expenses or taxes)                                       -37.31%         -2.92%(b)
  MSCI EAFE Index (reflects no deduction for fees,
     expenses or taxes)                                       -43.06%         +1.35%(b)
  Citigroup 3-Month U.S. Treasury Bill Index (reflects no
     deduction for fees, expenses or taxes)                    +1.80%         +3.18%(b)
  Blended Index (reflects no deduction for fees, expenses
     or taxes)                                                -12.43%         +2.29%(b)



--------------------------------------------------------------------------------
12P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS

                                                                               SINCE
                                                                             INCEPTION
                                                                            (CLASSES A,
MODERATE FUND:                                                 1 YEAR       B, C & R4)
  Class A
      Return before taxes                                     -28.75%         -0.86%(a)
      Return after taxes on distributions                     -29.40%         -2.22%(a)
      Return after taxes on distributions and sale of
               fund shares                                    -18.60%         -1.18%(a)
  Class B
      Return before taxes                                     -28.73%         -0.77%(a)
  Class C
      Return before taxes                                     -25.75%         -0.40%(a)
  Class R4
      Return before taxes                                     -24.16%         +0.62%(a)
  Barclays Capital U.S. Aggregate Bond Index (reflects no
     deduction for fees, expenses or taxes)                    +5.24%         +4.44%(b)
  Russell 3000(R) Index (reflects no deduction for fees,
     expenses or taxes)                                       -37.31%         -2.92%(b)
  MSCI EAFE Index (reflects no deduction for fees,
     expenses or taxes)                                       -43.06%         +1.35%(b)
  Blended Index (reflects no deduction for fees, expenses
     or taxes)                                                -19.14%         +1.37%(b)

MODERATE AGGRESSIVE FUND:
  Class A
      Return before taxes                                     -34.00%         -1.80%(a)
      Return after taxes on distributions                     -34.63%         -3.13%(a)
      Return after taxes on distributions and sale of
               fund shares                                    -22.02%         -1.85%(a)
  Class B
      Return before taxes                                     -33.85%         -1.65%(a)
  Class C
      Return before taxes                                     -31.13%         -1.33%(a)
  Class R4
      Return before taxes                                     -29.66%         -0.34%(a)
  Russell 3000(R) Index (reflects no deduction for fees,
     expenses or taxes)                                       -37.31%         -2.92%(b)
  Barclays Capital U.S. Aggregate Bond Index (reflects no
     deduction for fees, expenses or taxes)                    +5.24%         +4.44%(b)
  MSCI EAFE Index (reflects no deduction for fees,
     expenses or taxes)                                       -43.06%         +1.35%(b)
  Blended Index (reflects no deduction for fees, expenses
     or taxes)                                                -25.51%         +0.37%(b)

AGGRESSIVE FUND:
  Class A
      Return before taxes                                     -39.34%         -2.87%(a)
      Return after taxes on distributions                     -39.76%         -4.14%(a)
      Return after taxes on distributions and sale of
               fund shares                                    -25.52%         -2.60%(a)
  Class B
      Return before taxes                                     -39.32%         -2.75%(a)
  Class C
      Return before taxes                                     -36.83%         -2.47%(a)
  Class R4
      Return before taxes                                     -35.39%         -1.46%(a)
  Russell 3000(R) Index (reflects no deduction for fees,
     expenses or taxes)                                       -37.31%         -2.92%(b)
  Barclays Capital U.S. Aggregate Bond Index (reflects no
     deduction for fees, expenses or taxes)                    +5.24%         +4.44%(b)
  MSCI EAFE Index (reflects no deduction for fees,
     expenses or taxes)                                       -43.06%         +1.35%(b)
  Blended Index (reflects no deduction for fees, expenses
     or taxes)                                                -31.56%         -0.69%(b)



--------------------------------------------------------------------------------
                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS  13P

                                                                               SINCE
                                                                             INCEPTION
                                                                            (CLASSES A,
TOTAL EQUITY FUND:                                             1 YEAR       B, C & R4)
  Class A
      Return before taxes                                     -44.32%         -3.95%(a)
      Return after taxes on distributions                     -44.52%         -5.11%(a)
      Return after taxes on distributions and sale of
               fund shares                                    -28.73%         -3.31%(a)
  Class B
      Return before taxes                                     -44.35%         -3.85%(a)
  Class C
      Return before taxes                                     -42.03%         -3.54%(a)
  Class R4
      Return before taxes                                     -40.73%         -2.54%(a)
  Russell 3000(R) Index (reflects no deduction for fees,
     expenses or taxes)                                       -37.31%         -2.92%(b)
  MSCI EAFE Index (reflects no deduction for fees,
     expenses or taxes)                                       -43.06%         +1.35%(b)
  Blended Index (reflects no deduction for fees, expenses
     or taxes)                                                -39.00%         -2.15%(b)



(a) Inception date is March 4, 2004.

(b) Measurement period started March 4, 2004.



Conservative Fund compares its performance to the Barclays Capital U.S. Aggregate Bond Index and the Russell 3000 Index, as well as to a Blended Index, consisting of 70% Barclays Capital U.S. Aggregate Bond Index, 14% Russell 3000 Index, 10% Citigroup 3-Month U.S. Treasury Bill Index and 6% MSCI EAFE Index. The Citigroup 3-Month U.S. Treasury Bill Index and the MSCI EAFE Index are shown in the table because they are separate components of the Blended Index.



Moderate Conservative Fund compares its performance to the Barclays Capital U.S. Aggregate Bond Index and the Russell 3000 Index, as well as to a Blended Index, consisting of 60% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000 Index, 10% MSCI EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill Index. The MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index are shown in the table because they are separate components of the Blended Index.



Moderate Fund compares its performance to the Barclays Capital U.S. Aggregate Bond Index and the Russell 3000 Index, as well as to a Blended Index, consisting of 50% Barclays Capital U.S. Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.



Moderate Aggressive Fund compares its performance to the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as to a Blended Index, consisting of 35% Barclays Capital U.S. Aggregate Bond Index, 46% Russell 3000 Index and 19% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.



Aggressive Fund compares its performance to the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as to a Blended Index, consisting of 20% Barclays Capital U.S. Aggregate Bond Index, 56% Russell 3000 Index and 24% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.



Total Equity Fund compares its performance to the Russell 3000 Index, as well as to a Blended Index, consisting of 70% Russell 3000 Index and 30% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.



The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers Aggregate Bond Index), an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills. The indices reflect reinvestment of all distributions and changes in market prices.



--------------------------------------------------------------------------------
14P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS

FEES AND EXPENSES


Fund investors pay various expenses. The tables below describe the fees and expenses that you may pay if you buy and hold shares of a Fund. By investing in a Fund, you will incur not only the direct expenses of the Fund, but you will also indirectly incur a proportionate share of the expenses of the underlying funds held by the Fund. The cost of investing in a Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. Each Fund invests in Class I shares of the underlying funds, which are not subject to distribution fees. Class I shares are available exclusively to certain institutional investors. You may invest in the underlying funds directly. Expenses (including expenses of the underlying funds) are based on the Fund's most recent fiscal year, adjusted to reflect current fees.


Conservative Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                   MAXIMUM SALES CHARGE                    MAXIMUM DEFERRED SALES CHARGE
                                               (LOAD) IMPOSED ON PURCHASES           (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                           (AS A PERCENTAGE OF OFFERING PRICE)        OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                  4.75%(a)                                      None(b)
Class B                                                    None                                          5%
Class C                                                    None                                          1%
Class R4                                                   None                                        None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                          NET FUND AND
                                                      TOTAL       ACQUIRED FUND      ACQUIRED FUND
                       DISTRIBUTION                ANNUAL FUND  (UNDERLYING FUND)  (UNDERLYING FUND)
          MANAGEMENT  AND/OR SERVICE     OTHER      OPERATING        FEES AND           FEES AND
             FEES      (12B-1) FEES   EXPENSES(C)  EXPENSES(D)   EXPENSES(E),(F)      EXPENSES(F)
Class A      0.00%         0.25%          0.22%        0.47%           0.59%              1.06%
Class B      0.00%         1.00%          0.22%        1.22%           0.59%              1.81%
Class C      0.00%         1.00%          0.22%        1.22%           0.59%              1.81%
Class
  R4         0.00%         0.00%          0.39%        0.39%           0.59%              0.98%



(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."

(b) A 1% CDSC may be assessed on Class A shares sold without a sales charge within 18 months after purchase. See "Sales Charges."


(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R4).


(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.27% for Class C and 0.41% for Class R4.


(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expenses," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.66% for all classes. The "Net fund and acquired fund (underlying fund) fees and expenses" would have been 1.13% for Class A, 1.88% for Class B, 1.88% for Class C and 1.05% for Class R4.



--------------------------------------------------------------------------------
                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS  15P

Moderate Conservative Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                   MAXIMUM SALES CHARGE                    MAXIMUM DEFERRED SALES CHARGE
                                               (LOAD) IMPOSED ON PURCHASES           (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                           (AS A PERCENTAGE OF OFFERING PRICE)        OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                  4.75%(a)                                      None(b)
Class B                                                    None                                          5%
Class C                                                    None                                          1%
Class R4                                                   None                                        None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                          NET FUND AND
                                                      TOTAL       ACQUIRED FUND      ACQUIRED FUND
                       DISTRIBUTION                ANNUAL FUND  (UNDERLYING FUND)  (UNDERLYING FUND)
          MANAGEMENT  AND/OR SERVICE     OTHER      OPERATING        FEES AND           FEES AND
             FEES      (12B-1) FEES   EXPENSES(C)  EXPENSES(D)   EXPENSES(E),(F)      EXPENSES(F)
Class A      0.00%         0.25%          0.19%        0.44%           0.65%              1.09%
Class B      0.00%         1.00%          0.19%        1.19%           0.65%              1.84%
Class C      0.00%         1.00%          0.19%        1.19%           0.65%              1.84%
Class
  R4         0.00%         0.00%          0.37%        0.37%           0.65%              1.02%




(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."

(b) A 1% CDSC may be assessed on Class A shares sold without a sales charge within 18 months after purchase. See "Sales Charges."


(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R4).


(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.27% for Class C and 0.41% for Class R4.


(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expenses," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.70% for all classes. The "Net fund and acquired fund (underlying fund) fees and expenses" would have been 1.14% for Class A, 1.89% for Class B, 1.89% for Class C and 1.07% for Class R4.



--------------------------------------------------------------------------------
16P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS

Moderate Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                   MAXIMUM SALES CHARGE                    MAXIMUM DEFERRED SALES CHARGE
                                               (LOAD) IMPOSED ON PURCHASES           (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                           (AS A PERCENTAGE OF OFFERING PRICE)        OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                  5.75%(a)                                      None(b)
Class B                                                    None                                          5%
Class C                                                    None                                          1%
Class R4                                                   None                                        None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                          NET FUND AND
                                                      TOTAL       ACQUIRED FUND      ACQUIRED FUND
                       DISTRIBUTION                ANNUAL FUND  (UNDERLYING FUND)  (UNDERLYING FUND)
          MANAGEMENT  AND/OR SERVICE     OTHER      OPERATING        FEES AND           FEES AND
             FEES      (12B-1) FEES   EXPENSES(C)  EXPENSES(D)   EXPENSES(E),(F)      EXPENSES(F)
Class A      0.00%         0.25%          0.18%        0.43%           0.70%              1.13%
Class B      0.00%         1.00%          0.19%        1.19%           0.70%              1.89%
Class C      0.00%         1.00%          0.19%        1.19%           0.70%              1.89%
Class
  R4         0.00%         0.00%          0.35%        0.35%           0.70%              1.05%




(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."

(b) A 1% CDSC may be assessed on Class A shares sold without a sales charge within 18 months after purchase. See "Sales Charges."


(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R4).


(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.27% for Class C and 0.41% for Class R4.


(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expenses," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.73% for all classes. The "Net fund and acquired fund (underlying fund) fees and expenses" would have been 1.16% for Class A, 1.92% for Class B, 1.92% for Class C and 1.08% for Class R4.



--------------------------------------------------------------------------------
                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS  17P

Moderate Aggressive Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                   MAXIMUM SALES CHARGE                    MAXIMUM DEFERRED SALES CHARGE
                                               (LOAD) IMPOSED ON PURCHASES           (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                           (AS A PERCENTAGE OF OFFERING PRICE)        OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                  5.75%(a)                                      None(b)
Class B                                                    None                                          5%
Class C                                                    None                                          1%
Class R4                                                   None                                        None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                          NET FUND AND
                                                      TOTAL       ACQUIRED FUND      ACQUIRED FUND
                       DISTRIBUTION                ANNUAL FUND  (UNDERLYING FUND)  (UNDERLYING FUND)
          MANAGEMENT  AND/OR SERVICE     OTHER      OPERATING        FEES AND           FEES AND
             FEES      (12B-1) FEES   EXPENSES(C)  EXPENSES(D)   EXPENSES(E),(F)      EXPENSES(F)
Class A      0.00%         0.25%          0.22%        0.47%           0.74%              1.21%
Class B      0.00%         1.00%          0.23%        1.23%           0.74%              1.97%
Class C      0.00%         1.00%          0.22%        1.22%           0.74%              1.96%
Class
  R4         0.00%         0.00%          0.35%        0.35%           0.74%              1.09%




(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."

(b) A 1% CDSC may be assessed on Class A shares sold without a sales charge within 18 months after purchase. See "Sales Charges."


(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R4).


(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.27% for Class C and 0.41% for Class R4.


(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expenses," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.77% for all classes. The "Net fund and acquired fund (underlying fund) fees and expenses" would have been 1.24% for Class A, 2.00% for Class B, 1.99% for Class C and 1.12% for Class R4.



--------------------------------------------------------------------------------
18P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS

Aggressive Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                   MAXIMUM SALES CHARGE                    MAXIMUM DEFERRED SALES CHARGE
                                               (LOAD) IMPOSED ON PURCHASES           (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                           (AS A PERCENTAGE OF OFFERING PRICE)        OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                  5.75%(a)                                      None(b)
Class B                                                    None                                          5%
Class C                                                    None                                          1%
Class R4                                                   None                                        None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                          NET FUND AND
                                                      TOTAL       ACQUIRED FUND      ACQUIRED FUND
                       DISTRIBUTION                ANNUAL FUND  (UNDERLYING FUND)  (UNDERLYING FUND)
          MANAGEMENT  AND/OR SERVICE     OTHER      OPERATING        FEES AND           FEES AND
             FEES      (12B-1) FEES   EXPENSES(C)  EXPENSES(D)   EXPENSES(E),(F)      EXPENSES(F)
Class A      0.00%         0.25%          0.26%        0.51%           0.77%              1.28%
Class B      0.00%         1.00%          0.26%        1.26%           0.77%              2.03%
Class C      0.00%         1.00%          0.26%        1.26%           0.77%              2.03%
Class
  R4         0.00%         0.00%          0.36%        0.36%           0.77%              1.13%




(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."

(b) A 1% CDSC may be assessed on Class A shares sold without a sales charge within 18 months after purchase. See "Sales Charges."


(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R4).


(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.27% for Class C and 0.41% for Class R4.


(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expenses," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.80% for all classes. The "Net fund and acquired fund (underlying fund) fees and expenses" would have been 1.31% for Class A, 2.06% for Class B, 2.06% for Class C and 1.16% for Class R4.



--------------------------------------------------------------------------------
                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS  19P

Total Equity Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                   MAXIMUM SALES CHARGE                    MAXIMUM DEFERRED SALES CHARGE
                                               (LOAD) IMPOSED ON PURCHASES           (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                           (AS A PERCENTAGE OF OFFERING PRICE)        OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                  5.75%(a)                                      None(b)
Class B                                                    None                                          5%
Class C                                                    None                                          1%
Class R4                                                   None                                        None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                                                                         NET FUND AND
                                                      TOTAL                          NET         ACQUIRED FUND      ACQUIRED FUND
                       DISTRIBUTION                ANNUAL FUND   FEE WAIVER/       ANNUAL      (UNDERLYING FUND)  (UNDERLYING FUND)
          MANAGEMENT  AND/OR SERVICE     OTHER      OPERATING      EXPENSE     FUND OPERATING       FEES AND           FEES AND
             FEES      (12B-1) FEES   EXPENSES(C)    EXPENSES   REIMBURSEMENT    EXPENSES(D)    EXPENSES(E),(F)      EXPENSES(F)
Class A      0.00%         0.25%          0.27%        0.52%         0.01%          0.51%             0.81%              1.32%
Class B      0.00%         1.00%          0.28%        1.28%         0.01%          1.27%             0.81%              2.08%
Class C      0.00%         1.00%          0.27%        1.27%         0.00%          1.27%             0.81%              2.08%
Class
  R4         0.00%         0.00%          0.36%        0.36%         0.00%          0.36%             0.81%              1.17%




(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."

(b) A 1% CDSC may be assessed on Class A shares sold without a sales charge within 18 months after purchase. See "Sales Charges."


(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R4).


(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.27% for Class C and 0.41% for Class R4.


(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expenses," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(f) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expenses," would have been 0.83% for all classes. The "Net fund and acquired fund (underlying fund) fees and expenses" would have been 1.34% for Class A, 2.10% for Class B, 2.10% for Class C and 1.19% for Class R4.



--------------------------------------------------------------------------------
20P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (based on total Fund and underlying fund expenses) would be:


 CONSERVATIVE FUND                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                     $578      $796     $1,033    $1,712
Class B                                                        $684(b)   $970(b)  $1,181(b) $1,934(d)
Class C                                                        $284(b)   $570     $  981    $2,132
Class R4                                                       $100      $312     $  543    $1,206





 MODERATE CONSERVATIVE FUND                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                     $581      $805     $1,048    $1,745
Class B                                                        $687(b)   $979(b)  $1,196(b) $1,966(d)
Class C                                                        $287(b)   $579     $  996    $2,164
Class R4                                                       $104      $325     $  564    $1,252





 MODERATE FUND                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(c)                                                     $684      $914     $1,162    $1,875
Class B                                                        $692(b)   $994(b)  $1,222(b) $2,018(d)
Class C                                                        $292(b)   $594     $1,022    $2,216
Class R4                                                       $107      $334     $  580    $1,287





 MODERATE AGGRESSIVE FUND                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(c)                                                     $691     $  937    $1,203    $1,961
Class B                                                        $700(b)  $1,019(b) $1,263(b) $2,103(d)
Class C                                                        $299(b)  $  616    $1,058    $2,290
Class R4                                                       $111     $  347    $  602    $1,333





 AGGRESSIVE FUND                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(c)                                                     $698     $  958    $1,238    $2,036
Class B                                                        $706(b)  $1,037(b) $1,294(b) $2,170(d)
Class C                                                        $306(b)  $  637    $1,094    $2,363
Class R4                                                       $115     $  359    $  623    $1,379





 TOTAL EQUITY FUND                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(c)                                                     $702     $  972    $1,262    $2,088
Class B                                                        $711(b)  $1,054(b) $1,324(b) $2,230(d)
Class C                                                        $311(b)  $  652    $1,120    $2,415
Class R4                                                       $119     $  372    $  645    $1,425



(a) Includes a 4.75% sales charge.
(b) Includes the applicable CDSC.
(c) Includes a 5.75% sales charge.
(d) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


--------------------------------------------------------------------------------
                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS  21P

You would pay the following expenses (based on total Fund and underlying fund expenses) if you did not redeem your shares:


 CONSERVATIVE FUND                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                     $578      $796     $1,033    $1,712
Class B                                                        $184      $570     $  981    $1,934(c)
Class C                                                        $184      $570     $  981    $2,132
Class R4                                                       $100      $312     $  543    $1,206





 MODERATE CONSERVATIVE FUND                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                     $581      $805     $1,048    $1,745
Class B                                                        $187      $579     $  996    $1,966(c)
Class C                                                        $187      $579     $  996    $2,164
Class R4                                                       $104      $325     $  564    $1,252





 MODERATE FUND                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(b)                                                     $684      $914     $1,162    $1,875
Class B                                                        $192      $594     $1,022    $2,018(c)
Class C                                                        $192      $594     $1,022    $2,216
Class R4                                                       $107      $334     $  580    $1,287





 MODERATE AGGRESSIVE FUND                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(b)                                                     $691      $937     $1,203    $1,961
Class B                                                        $200      $619     $1,063    $2,103(c)
Class C                                                        $199      $616     $1,058    $2,290
Class R4                                                       $111      $347     $  602    $1,333





 AGGRESSIVE FUND                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(b)                                                     $698      $958     $1,238    $2,036
Class B                                                        $206      $637     $1,094    $2,170(c)
Class C                                                        $206      $637     $1,094    $2,363
Class R4                                                       $115      $359     $  623    $1,379





 TOTAL EQUITY FUND                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(b)                                                     $702      $972     $1,262    $2,088
Class B                                                        $211      $654     $1,124    $2,230(c)
Class C                                                        $211      $652     $1,120    $2,415
Class R4                                                       $119      $372     $  645    $1,425




(a) Includes a 4.75% sales charge.
(b) Includes a 5.75% sales charge.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


--------------------------------------------------------------------------------
22P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS

OTHER INVESTMENT STRATEGIES AND RISKS


Affiliated Funds of Funds. A Fund may sell underlying funds in order to accommodate redemptions of the Fund's shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes or investment categories. The investment manager seeks to minimize the impact of the Funds' purchases and redemptions of shares of the underlying funds. This may result in a delay to an investment allocation decision past the ideal time that the investment manager identified to implement the allocation. In addition, because the investment manager earns different fees from the underlying funds, in determining the allocation among the underlying funds, the investment manager may have an economic conflict of interest. The investment manager reports to the Fund's Board on the steps it has taken to manage any potential conflicts.


Other Investment Strategies. In addition to the principal investment strategies previously described, each Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Each Fund may invest in government securities and short-term paper. Each Fund may invest in underlying funds that fall outside of the targeted asset classes in order to increase diversification and reduce risk. For more information on strategies and holdings, and the risks of such strategies, see the Fund's SAI, its annual and semiannual reports as well as Appendix A and Appendix B.

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.

Securities Transaction Commissions. Securities transactions involve the payment of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities in pursuit of a Fund's objective. A description of the policies governing securities transactions and the dollar value of brokerage commissions paid by the Fund and underlying funds are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."


Directed Brokerage. The Fund's Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares as a factor in the selection of broker-dealers through which to execute securities transactions.


Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER


RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds (including the RiverSource Partners funds, Threadneedle funds and Seligman funds), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.



--------------------------------------------------------------------------------
                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS  23P

The Fund does not pay RiverSource Investments a direct management fee for managing its assets. Under the Investment Management Services Agreement (Agreement), however, the Fund pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Funds are:

David M. Joy, Vice President, Capital Markets Strategy

- Managed the Funds since 2004.

- Joined RiverSource Investments in 2003.

- Senior Vice President and Director Global Investment Communications, Pioneer Investments (Boston) from 2001 to 2003; Senior Vice President and Director of Investment Communications, Mitchell Hutchins Asset Management, a division of Paine Webber, from 1999 to 2001.

- AB, College of the Holy Cross; MBA, Carroll School of Management, Boston College.

William F. Truscott, Senior Vice President and Chief Investment Officer

- Managed the Funds since 2004.

- Joined RiverSource Investments in 2001.

- Chief Investment Officer, Zurich Scudder Investments, Americas, and Managing Director, Zurich Scudder Investments, from 2000 to 2001; Head of Equity Research, Zurich Scudder Investments, Americas, and Managing Director, Zurich Scudder Investments, from 1996 to 2001.

- BA, Middlebury College; MBA, New York University.


Michelle M. Keeley, Executive Vice President - Equity and Fixed Income



- Managed the Funds since 2004.



- Joined RiverSource Investments in 2002.



- Managing Director, Zurich Global Assets, from 2001 to 2002; Managing Director, Zurich Scudder Investments, from 2000 to 2001; and Managing Director, Zurich Kemper Financial Services, from 1999 to 2000.



- BA, James Madison College; MM, Kellogg School of Management, Northwestern University.


Kent M. Bergene, Vice President, Mutual Fund and Certificate Products

- Managed the Funds since 2004.

- Joined RiverSource Investments in 1981.

- Vice President, Mutual Fund and Certificate Products, AEFC, since 2001; Director, Variable Annuity Products, from 1997 to 2000.

- BS, University of North Dakota.



The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Funds.


--------------------------------------------------------------------------------
24P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND EACH FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN EACH FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE FISCAL YEARS ENDED ON OR AFTER JAN. 31, 2009 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH EACH FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR THE PERIODS ENDED ON OR BEFORE JAN. 31, 2006 HAS BEEN AUDITED BY OTHER AUDITORS.





--------------------------------------------------------------------------------
                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS  25P

FINANCIAL HIGHLIGHTS

RiverSource Portfolio Builder Conservative Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.15          $10.43          $10.36          $10.23          $10.02
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .32(c)          .36(c)          .34             .25             .12
Net gains (losses) (both realized and
 unrealized)                                        (1.63)            .17             .24             .25             .23
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (1.31)            .53             .58             .50             .35
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.31)           (.42)           (.38)           (.27)           (.12)
Distributions from realized gains                    (.02)           (.39)           (.13)           (.10)           (.02)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.33)           (.81)           (.51)           (.37)           (.14)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.51          $10.15          $10.43          $10.36          $10.23
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $146            $111             $83             $73             $40
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .47%            .45%            .49%            .59%            .92%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .47%            .45%            .49%            .59%            .59%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.44%           3.42%           3.32%           2.66%           2.03%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               27%             29%             54%             23%             51%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (13.09%)          5.14%           5.76%           4.97%           3.54%(j)
-------------------------------------------------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.11          $10.40          $10.33          $10.21          $10.02
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .25(c)          .28(c)          .26             .18             .07
Net gains (losses) (both realized and
 unrealized)                                        (1.62)            .16             .25             .24             .22
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (1.37)            .44             .51             .42             .29
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)           (.34)           (.31)           (.20)           (.08)
Distributions from realized gains                    (.02)           (.39)           (.13)           (.10)           (.02)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.26)           (.73)           (.44)           (.30)           (.10)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.48          $10.11          $10.40          $10.33          $10.21
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $42             $41             $36             $36             $21
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.22%           1.20%           1.25%           1.34%           1.68%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.22%           1.20%           1.25%           1.34%           1.37%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.60%           2.63%           2.54%           1.88%           1.25%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               27%             29%             54%             23%             51%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (13.69%)          4.27%           4.99%           4.12%           2.88%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the years ended Jan. 31, 2009 and 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.




--------------------------------------------------------------------------------
26P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS

--------------------------------------------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.12          $10.41          $10.34          $10.21          $10.02
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .25(c)          .28(c)          .26             .17             .07
Net gains (losses) (both realized and
 unrealized)                                        (1.63)            .16             .24             .25             .22
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (1.38)            .44             .50             .42             .29
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)           (.34)           (.30)           (.19)           (.08)
Distributions from realized gains                    (.02)           (.39)           (.13)           (.10)           (.02)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.26)           (.73)           (.43)           (.29)           (.10)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.48          $10.12          $10.41          $10.34          $10.21
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $11              $8              $5              $6              $4
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.22%           1.20%           1.25%           1.34%           1.68%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.22%           1.20%           1.25%           1.34%           1.37%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.68%           2.67%           2.51%           1.85%           1.32%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               27%             29%             54%             23%             51%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (13.75%)          4.29%           4.94%           4.16%           2.90%(j)
-------------------------------------------------------------------------------------------------------------------------



CLASS R4




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.05          $10.34          $10.27          $10.20          $10.02
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .35(c)          .39(c)          .36             .32             .17
Net gains (losses) (both realized and
 unrealized)                                        (1.60)            .16             .24             .18             .20
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (1.25)            .55             .60             .50             .37
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.35)           (.45)           (.40)           (.33)           (.17)
Distributions from realized gains                    (.02)           (.39)           (.13)           (.10)           (.02)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.37)           (.84)           (.53)           (.43)           (.19)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.43          $10.05          $10.34          $10.27          $10.20
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $--             $--             $--             $--             $--
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .39%            .38%            .33%            .47%            .76%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .13%            .19%            .33%            .42%            .42%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.68%           3.68%           3.47%           2.64%           1.90%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               27%             29%             54%             23%             51%
-------------------------------------------------------------------------------------------------------------------------
Total return                                      (12.71%)          5.34%           6.00%           5.04%           3.74%(j)
-------------------------------------------------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the years ended Jan. 31, 2009 and 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.




--------------------------------------------------------------------------------
                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS  27P

RiverSource Portfolio Builder Moderate Conservative Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.28          $10.85          $10.68          $10.35          $10.03
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .31(c)          .33(c)          .33             .24             .14
Net gains (losses) (both realized and
 unrealized)                                        (2.27)            .11             .47             .49             .35
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (1.96)            .44             .80             .73             .49
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.27)           (.42)           (.40)           (.27)           (.16)
Distributions from realized gains                    (.03)           (.59)           (.23)           (.13)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.30)          (1.01)           (.63)           (.40)           (.17)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.02          $10.28          $10.85          $10.68          $10.35
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $257            $260            $198            $149             $78
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .44%            .41%            .44%            .55%            .72%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .44%            .41%            .44%            .55%            .59%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.26%           3.03%           2.99%           2.53%           2.21%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               29%             31%             24%             19%             28%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (19.31%)          3.99%           7.65%           7.18%           4.90%(j)
-------------------------------------------------------------------------------------------------------------------------




CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.25          $10.82          $10.65          $10.32          $10.03
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23(c)          .24(c)          .24             .16             .09
Net gains (losses) (both realized and
 unrealized)                                        (2.25)            .12             .48             .49             .32
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (2.02)            .36             .72             .65             .41
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.20)           (.34)           (.32)           (.19)           (.11)
Distributions from realized gains                    (.03)           (.59)           (.23)           (.13)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.23)           (.93)           (.55)           (.32)           (.12)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.00          $10.25          $10.82          $10.65          $10.32
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $61             $76             $71             $66             $34
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.19%           1.17%           1.19%           1.30%           1.49%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.19%           1.17%           1.19%           1.30%           1.37%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.42%           2.22%           2.19%           1.75%           1.46%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               29%             31%             24%             19%             28%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (19.89%)          3.22%           6.87%           6.41%           4.14%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earning credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the years ended Jan. 31, 2009 and 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.




--------------------------------------------------------------------------------
28P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS

--------------------------------------------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.25          $10.82          $10.65          $10.33          $10.03
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23(c)          .25(c)          .24             .15             .09
Net gains (losses) (both realized and
 unrealized)                                        (2.25)            .11             .48             .49             .34
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (2.02)            .36             .72             .64             .43
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.20)           (.34)           (.32)           (.19)           (.12)
Distributions from realized gains                    (.03)           (.59)           (.23)           (.13)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.23)           (.93)           (.55)           (.32)           (.13)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.00          $10.25          $10.82          $10.65          $10.33
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $16             $16             $13             $11              $6
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.19%           1.17%           1.19%           1.30%           1.52%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.19%           1.17%           1.19%           1.30%           1.37%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.48%           2.27%           2.22%           1.72%           1.47%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               29%             31%             24%             19%             28%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (19.88%)          3.23%           6.88%           6.29%           4.25%(j)
-------------------------------------------------------------------------------------------------------------------------



CLASS R4




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.24          $10.80          $10.64          $10.34          $10.03
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .33(c)          .37(c)          .35             .29             .17
Net gains (losses) (both realized and
 unrealized)                                        (2.23)            .10             .46             .46             .34
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (1.90)            .47             .81             .75             .51
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.32)           (.44)           (.42)           (.32)           (.19)
Distributions from realized gains                    (.03)           (.59)           (.23)           (.13)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.35)          (1.03)           (.65)           (.45)           (.20)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.99          $10.24          $10.80          $10.64          $10.34
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $--             $--             $--             $--             $--
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .37%            .36%            .28%            .39%            .57%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .07%            .16%            .28%            .39%            .36%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.55%           3.41%           3.13%           2.67%           2.13%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               29%             31%             24%             19%             28%
-------------------------------------------------------------------------------------------------------------------------
Total return                                      (18.93%)          4.32%           7.74%           7.37%           5.09%(j)
-------------------------------------------------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earning credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the years ended Jan. 31, 2009 and 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.




--------------------------------------------------------------------------------
                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS  29P

RiverSource Portfolio Builder Moderate Fund


CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.46          $11.36          $11.06          $10.47          $10.04
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .30(c)          .31(c)          .31             .22             .13
Net gains (losses) (both realized and
 unrealized)                                        (2.93)            .02             .71             .78             .47
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (2.63)            .33            1.02            1.00             .60
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)           (.44)           (.41)           (.27)           (.16)
Distributions from realized gains                    (.02)           (.79)           (.31)           (.14)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.25)          (1.23)           (.72)           (.41)           (.17)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.58          $10.46          $11.36          $11.06          $10.47
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $664            $746            $600            $410            $190
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .43%            .41%            .43%            .53%            .63%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .43%            .41%            .43%            .53%            .59%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.19%           2.70%           2.68%           2.30%           2.05%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               34%             27%             24%             15%             28%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (25.51%)          2.69%           9.38%           9.64%           6.01%(j)
-------------------------------------------------------------------------------------------------------------------------




CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.41          $11.31          $11.02          $10.43          $10.04
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22(c)          .22(c)          .19             .13             .08
Net gains (losses) (both realized and
 unrealized)                                        (2.91)            .02             .73             .79             .44
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (2.69)            .24             .92             .92             .52
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.16)           (.35)           (.32)           (.19)           (.12)
Distributions from realized gains                    (.02)           (.79)           (.31)           (.14)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.18)          (1.14)           (.63)           (.33)           (.13)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.54          $10.41          $11.31          $11.02          $10.43
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $145            $198            $189            $153             $72
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.19%           1.17%           1.19%           1.29%           1.39%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.19%           1.17%           1.19%           1.29%           1.36%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.32%           1.89%           1.87%           1.51%           1.31%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               34%             27%             24%             15%             28%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (26.12%)          1.92%           8.52%           8.86%           5.19%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the years ended Jan. 31, 2009 and 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.




--------------------------------------------------------------------------------
30P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS

--------------------------------------------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.41          $11.32          $11.03          $10.44          $10.04
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23(c)          .23(c)          .20             .13             .07
Net gains (losses) (both realized and
 unrealized)                                        (2.91)            .01             .73             .79             .46
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (2.68)            .24             .93             .92             .53
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.16)           (.36)           (.33)           (.19)           (.12)
Distributions from realized gains                    (.02)           (.79)           (.31)           (.14)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.18)          (1.15)           (.64)           (.33)           (.13)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.55          $10.41          $11.32          $11.03          $10.44
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $33             $36             $27             $18              $8
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.19%           1.17%           1.19%           1.30%           1.40%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.19%           1.17%           1.19%           1.30%           1.36%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.45%           1.97%           1.91%           1.52%           1.26%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               34%             27%             24%             15%             28%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (25.99%)          1.85%           8.53%           8.86%           5.24%(j)
-------------------------------------------------------------------------------------------------------------------------



CLASS R4




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.45          $11.34          $11.04          $10.47          $10.04
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .33(c)          .36(c)          .33             .26             .16
Net gains (losses) (both realized and
 unrealized)                                        (2.92)            .00(k)          .70             .75             .47
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (2.59)            .36            1.03            1.01             .63
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.27)           (.46)           (.42)           (.30)           (.19)
Distributions from realized gains                    (.02)           (.79)           (.31)           (.14)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.29)          (1.25)           (.73)           (.44)           (.20)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.57          $10.45          $11.34          $11.04          $10.47
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $--             $--             $--             $--             $--
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .35%            .35%            .28%            .37%            .47%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .06%            .14%            .28%            .37%            .37%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.50%           3.12%           3.02%           2.34%            .88%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               34%             27%             24%             15%             28%
-------------------------------------------------------------------------------------------------------------------------
Total return                                      (25.22%)          2.99%           9.58%           9.80%           6.28%(j)
-------------------------------------------------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the years ended Jan. 31, 2009 and 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.



(k) Rounds to zero.



--------------------------------------------------------------------------------
                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS  31P

RiverSource Portfolio Builder Moderate Aggressive Fund


CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.48          $11.73          $11.34          $10.50          $10.05
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23(c)          .24(c)          .25             .17             .10
Net gains (losses) (both realized and
 unrealized)                                        (3.46)           (.01)            .91            1.05             .50
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (3.23)            .23            1.16            1.22             .60
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.22)           (.40)           (.38)           (.22)           (.14)
Distributions from realized gains                    (.02)          (1.08)           (.39)           (.16)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.24)          (1.48)           (.77)           (.38)           (.15)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.01          $10.48          $11.73          $11.34          $10.50
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $645            $881            $801            $550            $246
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .47%            .43%            .46%            .56%            .65%(f)
-------------------------------------------------------------------------------------------------------------------------
Net assets after expense
 waiver/reimbursement(e),(g),(h)                     .47%            .43%            .46%            .56%            .59%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.51%           2.04%           2.01%           1.69%           1.61%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               33%             33%             29%             20%             31%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (31.15%)          1.57%          10.40%          11.72%           5.97%(j)
-------------------------------------------------------------------------------------------------------------------------




CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.43          $11.68          $11.30          $10.47          $10.05
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .16(c)          .15(c)          .10             .07             .04
Net gains (losses) (both realized and
 unrealized)                                        (3.44)           (.01)            .96            1.06             .49
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (3.28)            .14            1.06            1.13             .53
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.15)           (.31)           (.29)           (.14)           (.10)
Distributions from realized gains                    (.02)          (1.08)           (.39)           (.16)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.17)          (1.39)           (.68)           (.30)           (.11)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.98          $10.43          $11.68          $11.30          $10.47
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $130            $199            $202            $154             $67
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.23%           1.19%           1.22%           1.32%           1.42%(f)
-------------------------------------------------------------------------------------------------------------------------
Net assets after expense
 waiver/reimbursement(e),(g),(h)                    1.23%           1.19%           1.22%           1.32%           1.36%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.69%           1.23%           1.21%            .91%            .82%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               33%             33%             29%             20%             31%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (31.65%)           .81%           9.54%          10.90%           5.24%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2009 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.




--------------------------------------------------------------------------------
32P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS

--------------------------------------------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.43          $11.68          $11.30          $10.47          $10.05
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .16(c)          .16(c)          .12             .07             .04
Net gains (losses) (both realized and
 unrealized)                                        (3.44)           (.01)            .95            1.06             .49
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (3.28)            .15            1.07            1.13             .53
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.15)           (.32)           (.30)           (.14)           (.10)
Distributions from realized gains                    (.02)          (1.08)           (.39)           (.16)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.17)          (1.40)           (.69)           (.30)           (.11)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.98          $10.43          $11.68          $11.30          $10.47
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $26             $33             $26             $15              $7
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.22%           1.19%           1.22%           1.32%           1.41%(f)
-------------------------------------------------------------------------------------------------------------------------
Net assets after expense
 waiver/reimbursement(e),(g),(h)                    1.22%           1.19%           1.22%           1.32%           1.37%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.79%           1.33%           1.27%            .93%            .83%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               33%             33%             29%             20%             31%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (31.63%)           .85%           9.57%          10.91%           5.24%(j)
-------------------------------------------------------------------------------------------------------------------------



CLASS R4




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.50          $11.75          $11.35          $10.50          $10.05
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .27(c)          .29(c)          .28             .19             .12
Net gains (losses) (both realized and
 unrealized)                                        (3.47)           (.02)            .91            1.06             .49
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (3.20)            .27            1.19            1.25             .61
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.26)           (.44)           (.40)           (.24)           (.15)
Distributions from realized gains                    (.02)          (1.08)           (.39)           (.16)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.28)          (1.52)           (.79)           (.40)           (.16)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.02          $10.50          $11.75          $11.35          $10.50
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $1              $1             $--             $--             $--
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .35%            .34%            .31%            .39%            .48%(f)
-------------------------------------------------------------------------------------------------------------------------
Net assets after expense
 waiver/reimbursement(e),(g),(h)                     .09%            .16%            .31%            .39%            .36%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.88%           2.41%           2.14%           1.69%           1.35%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               33%             33%             29%             20%             31%
-------------------------------------------------------------------------------------------------------------------------
Total return                                      (30.91%)          1.86%          10.69%          12.02%           6.10%(j)
-------------------------------------------------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2009 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.




--------------------------------------------------------------------------------
                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS  33P

RiverSource Portfolio Builder Aggressive Fund


CLASS A



PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.46          $12.20          $11.66          $10.53          $10.06
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .17(c)          .19(c)          .19             .12             .07
Net gains (losses) (both realized and
 unrealized)                                        (3.98)           (.14)           1.18            1.37             .52
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (3.81)            .05            1.37            1.49             .59
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.12)           (.39)           (.35)           (.17)           (.11)
Distributions from realized gains                    (.04)          (1.40)           (.48)           (.19)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.16)          (1.79)           (.83)           (.36)           (.12)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.49          $10.46          $12.20          $11.66          $10.53
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $295            $429            $400            $275            $120
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .51%            .46%            .49%            .61%            .78%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .50%            .46%            .49%            .59%            .59%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.83%           1.53%           1.47%           1.10%           1.04%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               35%             40%             40%             24%             38%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (36.52%)          (.31%)         11.85%          14.26%           5.81%(j)
-------------------------------------------------------------------------------------------------------------------------





CLASS B



PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.38          $12.11          $11.59          $10.48          $10.06
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .09(c)          .09(c)          .02             .03             .01
Net gains (losses) (both realized and
 unrealized)                                        (3.93)           (.13)           1.24            1.37             .50
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (3.84)           (.04)           1.26            1.40             .51
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.04)           (.29)           (.26)           (.10)           (.08)
Distributions from realized gains                    (.04)          (1.40)           (.48)           (.19)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.08)          (1.69)           (.74)           (.29)           (.09)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.46          $10.38          $12.11          $11.59          $10.48
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $57             $95             $98             $79             $36
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.26%           1.22%           1.25%           1.37%           1.54%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.26%           1.22%           1.25%           1.37%           1.37%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .99%            .74%            .66%            .28%            .25%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               35%             40%             40%             24%             38%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (37.04%)         (1.02%)         10.97%          13.48%           5.02%(j)
-------------------------------------------------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2009 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.




--------------------------------------------------------------------------------
34P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS

--------------------------------------------------------------------------------

CLASS C



PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.33          $12.08          $11.58          $10.48          $10.06
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .10(c)          .10(c)          .06             .03             .01
Net gains (losses) (both realized and
 unrealized)                                        (3.92)           (.15)           1.20            1.37             .49
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (3.82)           (.05)           1.26            1.40             .50
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.05)           (.30)           (.28)           (.11)           (.07)
Distributions from realized gains                    (.04)          (1.40)           (.48)           (.19)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.09)          (1.70)           (.76)           (.30)           (.08)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.42          $10.33          $12.08          $11.58          $10.48
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $11             $15             $12              $7              $3
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.26%           1.21%           1.25%           1.38%           1.55%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.25%           1.21%           1.25%           1.37%           1.37%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.09%            .83%            .72%            .32%            .21%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               35%             40%             40%             24%             38%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (37.00%)         (1.06%)         11.00%          13.40%           4.96%(j)
-------------------------------------------------------------------------------------------------------------------------




CLASS R4




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.48          $12.23          $11.68          $10.53          $10.06
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22(c)          .28(c)          .22             .12             .08
Net gains (losses) (both realized and
 unrealized)                                        (4.01)           (.20)           1.17            1.39             .52
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (3.79)            .08            1.39            1.51             .60
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.15)           (.43)           (.36)           (.17)           (.12)
Distributions from realized gains                    (.04)          (1.40)           (.48)           (.19)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.19)          (1.83)           (.84)           (.36)           (.13)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.50          $10.48          $12.23          $11.68          $10.53
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $--             $--             $--             $--             $--
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .36%            .35%            .33%            .44%            .61%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .11%            .18%            .33%            .42%            .38%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.57%           2.29%           1.60%            .95%           1.75%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               35%             40%             40%             24%             38%
-------------------------------------------------------------------------------------------------------------------------
Total return                                      (36.20%)          (.09%)         12.04%          14.46%           5.94%(j)
-------------------------------------------------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2009 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.




--------------------------------------------------------------------------------
                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS  35P

RiverSource Portfolio Builder Total Equity Fund


CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.53          $12.61          $11.99          $10.55          $10.07
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .11(c)          .12(c)          .14             .07             .05
Net gains (losses) (both realized and
 unrealized)                                        (4.51)           (.26)           1.40            1.71             .54
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (4.40)           (.14)           1.54            1.78             .59
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.04)           (.34)           (.33)           (.13)           (.10)
Distributions from realized gains                    (.06)          (1.60)           (.59)           (.21)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.10)          (1.94)           (.92)           (.34)           (.11)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.03          $10.53          $12.61          $11.99          $10.55
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $246            $384            $364            $231             $92
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .52%            .46%            .49%            .62%            .83%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .51%            .46%            .49%            .59%            .59%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.18%            .93%            .88%            .53%            .58%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%             31%             27%             17%             39%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (41.88%)         (2.04%)         13.02%          16.99%           5.80%(j)
-------------------------------------------------------------------------------------------------------------------------




CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.44          $12.52          $11.91          $10.50          $10.07
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .03(c)          .01(c)           --            (.03)           (.02)
Net gains (losses) (both realized and
 unrealized)                                        (4.44)           (.26)           1.44            1.71             .52
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (4.41)           (.25)           1.44            1.68             .50
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --            (.23)           (.24)           (.06)           (.06)
Distributions from realized gains                    (.06)          (1.60)           (.59)           (.21)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.06)          (1.83)           (.83)           (.27)           (.07)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $5.97          $10.44          $12.52          $11.91          $10.50
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $46             $85             $91             $68             $28
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.28%           1.22%           1.25%           1.38%           1.59%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.27%           1.22%           1.25%           1.37%           1.36%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .32%            .11%            .06%           (.29%)          (.19%)(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%             31%             27%             17%             39%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (42.30%)         (2.86%)         12.25%          16.11%           4.99%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the years ended Jan. 31, 2009 and 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.




--------------------------------------------------------------------------------
36P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS

--------------------------------------------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.39          $12.49          $11.90          $10.50          $10.07
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .04(c)          .03(c)           --            (.03)           (.02)
Net gains (losses) (both realized and
 unrealized)                                        (4.43)           (.27)           1.44            1.71             .52
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (4.39)           (.24)           1.44            1.68             .50
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --            (.26)           (.26)           (.07)           (.06)
Distributions from realized gains                    (.06)          (1.60)           (.59)           (.21)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.06)          (1.86)           (.85)           (.28)           (.07)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $5.94          $10.39          $12.49          $11.90          $10.50
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $9             $14             $11              $6              $2
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.27%           1.22%           1.25%           1.38%           1.60%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.26%           1.22%           1.25%           1.37%           1.37%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .43%            .24%            .15%           (.21%)          (.31%)(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%             31%             27%             17%             39%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (42.31%)         (2.87%)         12.25%          16.10%           4.99%(j)
-------------------------------------------------------------------------------------------------------------------------



CLASS R4




PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.57          $12.65          $12.01          $10.55          $10.07
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .13(c)          .15(c)          .16             .09             .07
Net gains (losses) (both realized and
 unrealized)                                        (4.52)           (.26)           1.41            1.71             .53
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (4.39)           (.11)           1.57            1.80             .60
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.07)           (.37)           (.34)           (.13)           (.11)
Distributions from realized gains                    (.06)          (1.60)           (.59)           (.21)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.13)          (1.97)           (.93)           (.34)           (.12)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.05          $10.57          $12.65          $12.01          $10.55
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $--             $--             $--             $--             $--
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .36%            .35%            .33%            .46%            .66%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .11%            .16%            .33%            .42%            .40%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.43%           1.17%            .91%            .51%            .48%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%             31%             27%             17%             39%
-------------------------------------------------------------------------------------------------------------------------
Total return                                      (41.58%)         (1.78%)         13.27%          17.23%           5.93%(j)
-------------------------------------------------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the years ended Jan. 31, 2009 and 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.




--------------------------------------------------------------------------------
                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS  37P

RIVERSOURCE COMPLEX OF FUNDS

THE RIVERSOURCE COMPLEX OF FUNDS INCLUDES "RIVERSOURCE" FUNDS, "RIVERSOURCE PARTNERS" FUNDS, AND "THREADNEEDLE" FUNDS (EACH INDIVIDUALLY A "FUND" OR A "RIVERSOURCE FUND" AND COLLECTIVELY THE "FUNDS" OR THE "RIVERSOURCE FUNDS"). THE RIVERSOURCE COMPLEX OF FUNDS ALSO INCLUDES "SELIGMAN" FUNDS. THE RIVERSOURCE FUNDS AND THE SELIGMAN FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD"), BUT INVESTORS MAY NOT CURRENTLY MAKE EXCHANGES BETWEEN THE SELIGMAN FUNDS AND THE RIVERSOURCE FUNDS. SELIGMAN FUNDS GENERALLY HAVE SEPARATE AND DISTINCT POLICIES AND PROCEDURES FROM THE RIVERSOURCE FUNDS. THE RIVERSOURCE FUNDS SHARE THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THIS SERVICE SECTION OF THIS PROSPECTUS. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A RIVERSOURCE FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL RIVERSOURCE FUNDS (INCLUDING "THREADNEEDLE" OR "RIVERSOURCE PARTNERS" FUNDS), OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)." AN INVESTOR OR FINANCIAL ADVISOR MAY NOT INCLUDE THE MARKET VALUE OF ANY SELIGMAN FUNDS OWNED BY THE INVESTOR IN THIS CALCULATION.

BUYING AND SELLING SHARES

The RiverSource funds are generally available directly and through broker-dealers, banks, and other financial intermediaries or institutions (financial institutions), including certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial institutions. THESE FINANCIAL INSTITUTIONS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which your shares of the fund(s) are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial institution through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each share class. Not everyone is eligible to buy every share class. See the "Fees and Expenses" table for more information. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each share class. (THE COVER OF THIS PROSPECTUS INDICATES WHICH SHARE CLASSES ARE CURRENTLY OFFERED FOR THESE FUNDS.)

 INVESTMENT OPTIONS SUMMARY


                                                                Contingent Deferred
                                                                Sales                    Distribution and  Plan
              AVAILABILITY(a)          Initial Sales Charge     Charge (CDSC)            Service Fee(b)    Administration Fee
----------------------------------------------------------------------------------------------------------------------------------
Class A       Available to             Yes. Payable at time of  No.(c)                   Yes.              No.
              all investors.           purchase. Lower or no                             0.25%
                                       sales charge for larger
                                       investments.
----------------------------------------------------------------------------------------------------------------------------------

Class B(d)    Available to             No. Entire purchase      Maximum 5% CDSC during   Yes.              No.
              all investors.           price is invested in     the first year           1.00%
                                       shares of the fund.      decreasing to 0% after
                                                                six years.
----------------------------------------------------------------------------------------------------------------------------------

Class C       Available to             No. Entire purchase      1% CDSC may apply if     Yes.              No.
              all investors.           price is invested in     you sell shares within   1.00%
                                       shares of the fund.      one year after
                                                                purchase.
----------------------------------------------------------------------------------------------------------------------------------

Class R4      Limited to qualifying    No.                      No.                      No.               Yes.
              institutional                                                                                0.25%
              investors.
----------------------------------------------------------------------------------------------------------------------------------






(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
(b) For each of Class A, Class B and Class C shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.


--------------------------------------------------------------------------------
S.1                                                                     S-6400-8

(c) A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See "Buying and Selling Shares, Sales Charges, Class
    A -- contingent deferred sales charge" for more information.
(d) See "Buying and Selling Shares, Sales Charges, Class B and Class
    C -- contingent deferred sales charge alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, and Class C shares are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund or provide services to fund shareholders. Financial institutions receive fees up to 0.25% of the average daily net assets of Class A, Class B, and Class C shares sold and held through them. For Class A and Class B shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial institutions also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INSTITUTION OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES WILL BE RETAINED BY THE DISTRIBUTOR.

PLAN ADMINISTRATION FEE

Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

CLASS A, CLASS B AND CLASS C SHARES.

New purchases of Class B shares will not be permitted if your Rights of Accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your Rights of Accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge -- Rights of Accumulation (ROA)" for information on Rights of Accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.

CLASS R SHARES.

The following eligible institutional investors may purchase Class R4 shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds).

- Bank Trust departments.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.


--------------------------------------------------------------------------------
                                                                             S.2

In addition, the distributor, in its sole discretion, may accept or authorize financial institutions to accept investments from other purchasers not listed above.

For more information, see the SAI.

SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly (not through a separately authorized financial institution). Sales charges vary depending on the amount of your purchase.

SALES CHARGE* FOR CLASS A SHARES

For Portfolio Builder Moderate Fund, Portfolio Builder Moderate Aggressive Fund, Portfolio Builder Aggressive Fund or Portfolio Builder Total Equity Fund

                                                                                          MAXIMUM REALLOWANCE
                                                   AS A % OF            AS A % OF              AS A % OF
TOTAL MARKET VALUE                             PURCHASE PRICE**    NET AMOUNT INVESTED       PURCHASE PRICE
-------------------------------------------------------------------------------------------------------------
Up to $49,999                                        5.75%                 6.10%                  5.00%
$50,000--$99,999                                     4.75                  4.99                   4.00
$100,000--$249,999                                   3.50                  3.63                   3.00
$250,000--$499,999                                   2.50                  2.56                   2.15
$500,000--$999,999                                   2.00                  2.04                   1.75
$1,000,000 or more                                   0.00                  0.00                   0.00***


For Income Builder Basic Income Fund, Portfolio Builder Conservative Fund, Income Builder Enhanced Income Fund, Portfolio Builder Moderate Conservative Fund or Income Builder Moderate Income Fund

                                                                                          MAXIMUM REALLOWANCE
                                                   AS A % OF            AS A % OF              AS A % OF
TOTAL MARKET VALUE                             PURCHASE PRICE**    NET AMOUNT INVESTED       PURCHASE PRICE
-------------------------------------------------------------------------------------------------------------
Up to $49,999                                        4.75%                 4.99%                  4.00%
$50,000--$99,999                                     4.25                  4.44                   3.50
$100,000--$249,999                                   3.50                  3.63                   3.00
$250,000--$499,999                                   2.50                  2.56                   2.15
$500,000--$999,999                                   2.00                  2.04                   1.75
$1,000,000 or more                                   0.00                  0.00                   0.00***


    *Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
   **Purchase price includes the sales charge.
  ***Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $2,999,999; a sales commission up to 0.50% for a sale of $3,000,000 to $9,999,999; and a sales commission up to 0.25% for a sale of $10,000,000 or more.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group, as described below. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

- Your current investment in a fund; and

- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in determining the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;


--------------------------------------------------------------------------------
S.3

- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W, or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.

Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial institution. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

Existing ROA Example. Shareholder currently has $60,000 ROA in RiverSource funds. Shareholder completes an LOI to invest $100,000 in RiverSource funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in RiverSource funds' Class A shares in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial institution or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:


- current or retired Board members, officers or employees of RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.



- current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.


- registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.


- portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.



- partners and employees of outside legal counsel to the funds or the funds' directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.


- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.


--------------------------------------------------------------------------------
                                                                             S.4

- purchases made:


  - with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource complex of funds;



  - through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or clears trades through a financial intermediary that has, a selling agreement with the distributor;


  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code;

  - through bank trust departments.


- purchases made through "eligible employee benefit plans" created under section 401(a), 401(k), 457 and 403(b) which:



  - have at least $1 million in plan assets at the time of investment;



  - have a plan level or omnibus account that is maintained with the fund or its transfer agent; and



  - transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.



For more information regarding waivers of sales charges for Class A purchases, please see the SAI.


The distributor may, in its sole discretion, authorize the waiver of sales charges for additional purchases or categories of purchases. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.


Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.



Because the current prospectus is available on the fund's website at riversource.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.


CLASS A -- CONTINGENT DEFERRED SALES CHARGE

For Class A shares purchased after Dec. 1, 2008 without a sales charge, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC -- WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:

- To which no sales commission or transaction fee was paid to an authorized financial institution at the time of purchase.

- Purchased through reinvestment of dividends and capital gain distributions.

- In the event of the shareholder's death.

- From a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

- In an account that has been closed because it falls below the minimum account balance.

- That result in mandatory withdrawals from an ERISA plan of a shareholder who is at least 70 1/2 years old.

- That result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

- Purchased prior to Dec. 1, 2008.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional purchases or categories of purchases. Policies relating to waiving the CDSC may be modified or withdrawn at any time.


--------------------------------------------------------------------------------
S.5

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                                       THE CDSC PERCENTAGE RATE IS:*
First year                                                                          5%
Second year                                                                         4%
Third year                                                                          4%
Fourth year                                                                         3%
Fifth year                                                                          2%
Sixth year                                                                          1%
Seventh or eighth year                                                              0%


* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial institutions that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death;

- held in trust for an employee benefit plan; or

- held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

  - at least 59 1/2 years old AND

  - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

  - selling under an approved substantially equal periodic payment arrangement.


--------------------------------------------------------------------------------
                                                                             S.6

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.

CLASS R4 -- NO SALES CHARGE. For Class R4, there is no initial sales charge or CDSC.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.

You may establish and maintain your account with an authorized financial institution or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts maintained by the fund will be supported by the fund's transfer agent.

 METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS       The financial institution through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

--------------------------------------------------------------------------------
ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL You or the financial institution through which you buy shares may establish an account directly with the fund. To establish an account in this fashion, complete a RiverSource funds account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at riversource.com or may be requested by calling (888) 791-3380. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                   Mail your check and completed application to:

                   REGULAR MAIL RIVERSOURCE FUNDS
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FUNDS
                                C/O BFDS
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------

BY WIRE OR ACH     Fund shares purchased in an account established and
                   maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (888) 791-3380 to notify the fund's transfer agent of the wire and to receive further instructions.

                   If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application.

                   Your bank or financial institution may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY EXCHANGE        Call (888) 791-3380 or send signed written instructions to the address above.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
S.7

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                       FOR ALL ACCOUNTS EXCEPT THOSE
                                       LISTED TO THE RIGHT
                                       (NONQUALIFIED)                   TAX QUALIFIED ACCOUNTS

-------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT                     $2,000                           $1,000
-------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS                 $100                             $100
-------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE*                       $300                             None


    *If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
 -------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                                       FOR ALL ACCOUNTS EXCEPT THOSE
                                       LISTED TO THE RIGHT
                                       (NONQUALIFIED)                   TAX QUALIFIED ACCOUNTS

-------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT                     $100                             $100
-------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS                 $100                             $50
-------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE**                      None                             None


   **If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
 -------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 10 days to clear. If you request a sale within 10 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial institution process your transaction. If your account is maintained directly with your financial institution, you must contact that financial institution to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS       You can exchange or sell shares by having your financial
                   institution process your transaction. The financial institution through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL            Mail your exchange or sale request to:

                   REGULAR MAIL RIVERSOURCE FUNDS
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FUNDS
                                C/O BFDS
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   Include in your letter:

                   - your name

                   - the name of the fund(s)

                   - your account number


 -------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                             S.8

BY MAIL (CONT.)

                   - the class of shares to be exchanged or sold

                   - your Social Security number or Employer Identification
                     number

                   - the dollar amount or number of shares you want to exchange or sell

                   - specific instructions regarding delivery or exchange
                     destination

                   - signature(s) of registered account owner(s)

                   - any special documents the transfer agent may require in
                     order to process your order

                   Corporate, trust or partnership accounts may need to send additional documents.

                   Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                   A Medallion Signature Guarantee is required if:

                   - Amount is over $50,000.

                   - You want your check made payable to someone other than
                     yourself.

                   - Your address has changed within the last 30 days.

                   - You want the check mailed to an address other than the
                     address of record.

                   - You want the proceeds sent to a bank account not on file.

                   - You are the beneficiary of the account and the account
                     owner is deceased (additional documents may be required).

                   A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial institution providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                   NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------

BY TELEPHONE       Call (888) 791-3380. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                   Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing to the address above.

                   Payment will be mailed to the address of record and made payable to the names listed on the account.

                   Telephone sale requests are limited to $100,000 per day.

--------------------------------------------------------------------------------

BY WIRE OR ACH     You can wire money from your fund account to your bank
                   account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                   Call (888) 791-3380 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                   A service fee may be charged against your account for each wire sent.

                   Minimum amount: $100

                   Your bank or financial institution may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY SCHEDULED       You may elect to receive regular periodic payments through an
PAYOUT PLAN        automatic sale of shares. See the SAI for more information.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
S.9

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund without a sales charge. Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

THE ASSETS OF THE FUND CONSIST PRIMARILY OF SHARES OF THE UNDERLYING FUNDS. THE UNDERLYING FUNDS MAY BE MORE SUSCEPTIBLE TO THE RISKS OF MARKET TIMING. UNDERLYING FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT AN UNDERLYING FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS, FOREIGN SECURITIES, FLOATING RATE LOANS OR HIGH YIELD BONDS, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE APPENDIX A FOR A LIST OF UNDERLYING FUNDS' INVESTMENT STRATEGIES.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE RIVERSOURCE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial institutions in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial institution, for example, a retirement plan administrator or similar financial institution, authorized to distribute the funds, if it determines the policy and procedures of such financial institutions are sufficient to protect the fund and its shareholders.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the new fund.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it.

- Shares of the new fund may not be used on the same day for another exchange or sale.

- If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.


--------------------------------------------------------------------------------
                                                                            S.10

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of RiverSource funds. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any RiverSource fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to reinvest in the same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.

In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The assets of the fund will consist primarily of shares of the underlying funds, which are valued at their NAVs. The underlying funds' securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by an underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The underlying funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the underlying fund's shares may change on days when shareholders will not be able to purchase or sell the underlying fund's shares.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.


--------------------------------------------------------------------------------
S.11

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91(st) day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91(st) day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

Because most of the fund's investments are shares of underlying funds, the tax treatment of the fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.


--------------------------------------------------------------------------------
                                                                            S.12

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial institution to determine the availability of the RiverSource funds. RiverSource funds may only be purchased or sold directly or through financial institutions authorized by the distributor to offer the RiverSource funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE FUNDS. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the funds' investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."


Custody Services. JPMorgan Chase Bank, N.A., 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005, provides custody services to the RiverSource funds. In addition to paying the custodian for these services, the RiverSource funds pay for certain transaction fees and out-of-pocket expenses incurred while providing custody services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."



Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, and RiverSource Fund Distributors, Inc., 50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (collectively, the distributor), provide underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.


Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

Plan Administration Services. Under a Plan Administration Services Agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

PAYMENTS TO FINANCIAL INSTITUTIONS

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial institutions, including inter-company allocation of resources or payments to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the fund. These

--------------------------------------------------------------------------------
S.13
payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial institution may elevate the prominence or profile of the fund within the financial institution's organization, and may provide the distributor and its affiliates with preferred access to the financial institution's registered representatives or preferred access to the financial institution's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial institution's pecuniary interest and its duties to its customers, for example, if the financial institution receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial institution or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial institution, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial institution, and the access the distributor or other representatives of the fund may have within the financial institution for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial institution and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial institution charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial institution (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial institutions and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of RiverSource fund assets (in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.


--------------------------------------------------------------------------------
                                                                            S.14

The financial institution through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial institution. The SAI contains additional detail regarding payments made by the distributor to financial institutions.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Before certain fixed income funds may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time. For more information, see the SAI.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

AFFILIATED PRODUCTS. RiverSource Investments seeks to balance potential conflicts between the fund and the underlying funds in which it invests. For example, the fund may seek to minimize the impact of its purchase and redemption of shares of the underlying funds, which may cause the underlying funds to incur transactions costs by implementing such transactions over a reasonable time frame. This delay may result in the fund paying more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, because RiverSource Investments earns different fees from the underlying funds, in determining the allocation of the fund's assets among the underlying funds, RiverSource Investments may have an economic conflict of interest. RiverSource Investments reports to the fund's Board on the steps it has taken to manage any potential conflicts.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
S.15

APPENDIX A

UNDERLYING FUNDS -- INVESTMENT OBJECTIVES AND STRATEGIES

The following is a brief description of the investment objectives and strategies of the underlying funds. RiverSource Investments may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable fund's prospectus and statement of additional information. This prospectus is not an offer for any of the underlying funds.



 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
EQUITY FUNDS

RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined Equity      growth. Under normal market conditions, at least 80% of the
Fund                    Fund's net assets are invested in equity securities of
                        companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined             growth. Under normal market conditions, at least 80% of the
International           Fund's assets will be invested in equity securities of foreign
Equity Fund             issuers or in instruments that provide exposure to foreign equity markets. The Fund may invest in securities of or
                        instruments that provide exposure to both developed and
                        emerging markets issuers.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined Large Cap   growth. Under normal market conditions, at least 80% of the
Growth Fund             Fund's net assets are invested in equity securities of
                        companies with market capitalizations of over $5 billion at the time of purchase or that fall within the capitalization range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase. The market capitalization range and
                        composition of the Index are subject to change.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined Large Cap   growth. Under normal market conditions, at least 80% of the
Value Fund              Fund's net assets will be invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that fall within the capitalization range of companies in the Russell 1000 Value Index (the Index) at the time of purchase. The market capitalization range and
                        composition of the Index are subject to change.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined Small and   growth. Under normal market conditions, at least 80% of the
Mid Cap Equity Fund     Fund's net assets are invested in equity securities of
                        companies with market capitalizations of up to $5 billion or that fall within the range of companies that comprise the
                        Russell 2500(TM) Index (the Index) at the time of investment.
                        The market capitalization range and composition of the Index is subject to change. Up to 25% of the Fund's net assets may be invested in foreign investments.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined Small Cap   growth. Under normal market conditions, at least 80% of the
Value Fund              Fund's net assets are invested in small capitalization equity securities. For these purposes, small capitalization equity securities are securities of companies with market
                        capitalizations that fall within the range of companies that comprise the Russell 2000(R) Value Index (the Index) at the time of investment. The market capitalization range and
                        composition of the Index are subject to change. Up to 25% of the Fund's net assets may be invested in foreign investments.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with a high level of
Diversified Equity      current income and, as a secondary objective, steady growth of
Income Fund             capital. The Fund's assets primarily are invested in equity securities. Under normal market conditions, the Fund will
                        invest at least 80% of its net assets in dividend-paying common and preferred stock. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any
                        economic sector and, at times, it may emphasize one or more particular sectors.
---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS  A.1

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
EQUITY FUNDS

RiverSource             The Fund seeks to provide shareholders with a high level of
Dividend Opportunity    current income. Secondary objective is growth of income and
Fund                    capital. The Fund's assets are primarily invested in equity securities. Under normal market conditions, the Fund will
                        invest at least 80% of its net assets in dividend-paying common and preferred stocks. The selection of dividend-paying stocks is the primary decision in building the investment portfolio.
                        The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with growth of capital
Equity Value Fund       and income. Under normal market conditions, the Fund will
                        invest at least 80% of its net assets in equity securities.
                        These securities may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund's investment philosophy is rooted in the belief that a disciplined,
                        systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent
                        opportunity for long-term growth of capital. The Fund may
                        invest up to 25% of its net assets in foreign investments. The
                        Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term capital
Global Technology Fund  growth. The Fund focuses on equity securities of companies in the information technology industry throughout the world.
                        Technology related companies are those companies that use
                        technology extensively to improve their business processes and applications. Although the Fund may invest in securities of issuers located in any country, at any given time the portfolio may hold primarily securities of issuers located in the U.S.
                        Because of the multinational character of the technology
                        industry, the headquarters, principal operations and primary sources of revenues of the companies in which the Fund invests may be located in the U.S. or outside the U.S. Under normal market conditions, at least 80% of the Fund's net assets are invested in securities of companies in the technology industry.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term capital
Growth Fund             growth. The Fund invests primarily in common stocks of large
                        U.S. companies. The investment manager chooses stocks for the
                        Fund through fundamental analysis, considering both qualitative and quantitative factors. Up to 25% of the Fund's net assets may be invested in foreign investments.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term growth of
Large Cap Equity Fund   capital. Under normal market conditions, at least 80% of the
                        Fund's net assets are invested in equity securities of
                        companies with a market capitalization greater than $5 billion at the time of the purchase.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholder with long-term growth of
Large Cap Value Fund    capital. Under normal market conditions, at least 80% of the
                        Fund's net assets are invested in equity securities of
                        companies with a market capitalization greater than $5 billion.
                        The Fund may also invest in income-producing equity securities, such as preferred stocks. Up to 25% of the Fund's net assets may be invested in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

---------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
S.2

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
EQUITY FUNDS

RiverSource             The Fund seeks to provide shareholders with growth of capital.
Mid Cap Growth Fund     Under normal market conditions, the Fund will invest at least
                        80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. The investment manager defines mid-cap companies as those whose market capitalizations
                        (number of shares multiplied by the share price) falls within the range of the companies that comprise the Russell MidCap(R)
                        Growth Index (the Index). Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund's other investment
                        criteria, the Fund may choose to continue to hold a stock even if the company's market capitalization grows beyond the largest absolute market capitalization weighting held within the Index or falls below the market capitalization of the smallest
                        company held within the Index. The Fund can invest in any
                        sector and, at times, it may emphasize one or more particular sectors.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term growth of
Mid Cap Value Fund      capital. Under normal circumstances, the Fund invests at least
                        80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market
                        capitalizations at the time of purchase fall within the range of the Russell Midcap(R) Value Index (the Index). The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund may be invested in stocks of smaller or larger companies' preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its total assets in foreign investments. The Fund can invest in any
                        economic sector and, at times, it may emphasize one or more particular sectors.
---------------------------------------------------------------------------------------
RiverSource Partners    The Fund seeks to provide shareholders with long-term capital
Aggressive Growth Fund  growth. Under normal market conditions, the Fund's net assets, including the amount of any borrowings for investment purposes, are invested primarily in equity securities of medium-sized
                        U.S. companies. Medium-sized U.S. companies are those whose market capitalization at the time of purchase falls within the range of the Russell Midcap(R) Growth Index. Although it
                        invests in primarily medium-sized companies, the Fund may also invest in companies of any size of capitalization.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term capital
Partners Fundamental    growth. The Fund's assets are primarily invested in equity
Value Fund              securities of U.S. companies. Under normal market conditions, the Fund's net assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund's investment. The Fund may invest up to 25% of its net assets in foreign securities.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term capital
Partners International  growth. The Fund's assets are primarily invested in equity
Select Growth Fund      securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in both developed and emerging markets.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with long-term capital
Partners International  growth. The Fund's assets primarily are invested in equity
Select Value Fund       securities of foreign issuers that are believed to be
                        undervalued and offer growth potential.

---------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                             S.3

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
EQUITY FUNDS

RiverSource             The Fund seeks to provide shareholders with long-term growth of
Partners International  capital. The Fund invests primarily in equity securities of
Small Cap Fund          non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (including any
                        borrowings for investment purposes) in the stocks of small companies. The Fund considers small companies to be those with market capitalization of up to $2 billion, or those whose
                        market capitalization falls within the range of companies in the S&P Global ex-U.S. Under USD2 Billion Index. The Fund may
                        invest in mature markets (such as the United Kingdom, Canada, and Japan) and in emerging markets (such as Korea, Mexico, and
                        Russia). The Fund will hold both growth and value stocks and at times may favor one more than the other based on available opportunities.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term growth of
Partners Select         capital. The Fund's assets are primarily invested in equity
Value Fund              securities of mid-cap companies as well as companies with
                        larger and smaller market capitalizations. The Fund considers mid-cap companies to be either those with a market
                        capitalization of up to $10 billion or those whose market
                        capitalizations falls within the range of the Russell Midcap
                        Value Index.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with long-term growth of
Partners Small Cap      capital. Under normal market conditions, at least 80% of the
Equity Fund             Fund's net assets are invested at the time of purchase in
                        equity securities issued by small companies. The Fund considers small companies to be those that, at the time of investment, have a market capitalization not greater than that of the
                        largest company in the Russell 2000(R) Index or the S&P
                        SmallCap 600 Index. The Fund will hold both growth and value stocks and at times may favor one more than the other based on available opportunities.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with long-term capital
Partners Small Cap      growth. The Fund's assets primarily are invested in equity
Growth Fund             securities. Under normal market conditions, at least 80% of the
                        Fund's net assets are invested in securities of companies with market capitalizations, at the time of investment, of up to $2 billion, or that fall within the range of the Russell 2000(R)
                        Growth Index.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with long-term capital
Partners Small Cap      appreciation. Under normal market conditions, at least 80% of
Value Fund              the Fund's net assets are invested in small cap companies.
                        Small cap companies are those that have a market
                        capitalization, at the time of investment, of up to $2.5
                        billion or that fall within the range of the Russell 2000(R)
                        Value Index.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with long-term growth of
Precious Metals and     capital. The Fund is a non-diversified mutual fund that, under
Mining Fund             normal market conditions, invests at least 80% of its net
                        assets (plus the amount of any borrowings for investment
                        purposes) in securities of companies in precious metals
                        industries or in mining industries (including precious metals, non-precious metals and special minerals). Companies in
                        precious metals industries include those engaged in
                        exploration, mining, processing or distribution of gold and other precious metals and related minerals. Companies in mining industries include those engaged in the mining or procurement of not only precious metals, but also non-precious metals and minerals. Non-precious metals and minerals include things such as: nickel, copper, zinc, energy, coal, metallurgical coal, natural gas, salt, or other common metals or minerals.

                        While the Fund will at all times maintain investments in
                        securities of companies in both precious metals and in mining, under normal market conditions, at least 65% of the Fund's net assets will be invested in securities of companies in precious metals related industries, which may include up to 10% in gold, silver, or other precious metals, strategic metals or other metals occurring naturally within such metals and at least 50%
                        of the Fund's net assets will be invested in foreign
                        securities.

---------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
S.4

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
EQUITY FUNDS

RiverSource             The Fund seeks to provide shareholders with total return from
Real Estate Fund        both current income and capital appreciation. The Fund invests primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies operating in the real estate industry, including equity securities of real estate investment trusts (REITs), and other real estate related investments companies that invest in real estate or real estate debt and which qualify for REIT tax status.
---------------------------------------------------------------------------------------
RiverSource Recovery    The Fund seeks to provide shareholders with long-term growth of
and Infrastructure      capital.  The Fund is a non-diversified mutual fund that
Fund                    generally seeks to invest in infrastructure-related companies that appear to be undervalued or that may be temporarily out of favor, but that the investment manager believes are entering a period of recovery (i.e., a period in which these
                        infrastructure-related companies have good prospects for growth or capital appreciation). Under normal market conditions, the
                        Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities issued by infrastructure-related companies.
                        Infrastructure-related companies are defined as companies that derive at least 50% of their revenues or profits from the
                        ownership, development, construction, operation, utilization or financing of infrastructure-related assets, or have at least
                        50% of the fair market value of their assets invested in
                        infrastructure-related assets.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term capital
Small Cap Advantage     growth. The Fund's assets primarily are invested in equity
Fund                    securities. Under normal market conditions, at least 80% of the
                        Fund's net assets are invested in equity securities of
                        companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000(R) Index at the time of investment.
---------------------------------------------------------------------------------------

Threadneedle            The Fund seeks to provide shareholders with long-term capital
Emerging Markets Fund   growth. The Fund's assets are primarily invested in equity securities of emerging markets companies. Emerging markets are countries characterized as developing or emerging by either the
                        World Bank or the United Nations. Under normal market
                        conditions, at least 80% of the Fund's net assets will be
                        invested in securities of companies that are located in
                        emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market
                        countries.
---------------------------------------------------------------------------------------

Threadneedle            The Fund seeks to provide shareholders with capital
European Equity Fund    appreciation. The Fund primarily invests in equity securities of European companies that are believed to offer growth
                        potential. A company is considered to be located in Europe if:
                        (1) it is organized under the laws of a European country and has a principal office in a European country; (2) it derives at least 50% of its total revenues from businesses in Europe; or
                        (3) its equity securities are traded principally on a stock exchange in Europe. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of European issuers. Although the Fund emphasizes investments in developed countries, the Fund also may invest in companies located in developing or emerging markets.
---------------------------------------------------------------------------------------

Threadneedle            The Fund seeks to provide shareholders with long-term capital
Global Equity Fund      growth. Under normal market conditions, at least 80% of the
                        Fund's net assets will be invested in equity securities,
                        including companies located in developed and emerging
                        countries.
---------------------------------------------------------------------------------------

Threadneedle            The Fund seeks to provide shareholders with a high level of
Global Equity Income    current income and secondarily, growth of capital. Under normal
Fund                    market conditions, the Fund will invest at least 80% of its net assets in equity securities. The Fund will normally invest at least 40% of its net assets in equity securities of companies located in (non U.S.) developed and emerging markets. The
                        securities in which the Fund invests will typically include dividend-paying common and preferred stocks that produce
                        current income or that offer potential to produce income.

---------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                             S.5

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
EQUITY FUNDS

Threadneedle            The Fund seeks to provide shareholders with long-term capital
International           growth. The Fund's assets primarily are invested in equity
Opportunity Fund        securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in developed and in
                        emerging markets.
---------------------------------------------------------------------------------------
FIXED INCOME FUNDS

RiverSource             The Fund seeks to provide shareholders with a high level of
Diversified Bond Fund   current income while conserving the value of the investment for the longest period of time. Under normal market conditions, the
                        Fund invests at least 80% of it net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Barclays
                        Capital Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes
                        securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund
                        emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk)
                        bonds. Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in emerging markets.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with high total return
Emerging Markets Bond   through current income and, secondarily, through capital
Fund                    appreciation. The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets
                        issuers. Emerging markets include any country determined to have an emerging market economy. Emerging markets include any country that is not defined by the World Bank as a High Income
                        OECD country. The OECD (Organization for Economic Co-operation and Development) is a group of 30 member countries sharing a commitment to democratic government and the market economy.
                        Under normal market conditions, at least 80% of the Fund's net assets will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn
                        50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the
                        Fund may invest 25% or more of its total assets in the
                        securities of foreign governmental and corporate entities
                        located in the same country, it will not invest 25% or more of its total assets in any single foreign issuer. Emerging market fixed income securities are generally rated in the lower rating categories of recognized rating agencies or considered by the investment manger to be of comparable quality. These lower quality fixed income securities are often called "junk bonds."
                        The Fund may invest up to 100% of its assets in these lower rated securities.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with a high level of
Floating Rate Fund      current income and, as a secondary objective, preservation of capital. Under normal market conditions, at least 80% of the
                        Fund's net assets will be invested in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to "junk bonds") or, if unrated, be considered by the investment manager to be of comparable
                        quality. Up to 25% of the Fund's net assets maybe invested in foreign investments.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with high total return
Global Bond Fund        through income and growth of capital. The Fund is a non-
                        diversified mutual fund that invests primarily in debt
                        obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be
                        invested in investment-grade corporate or government debt
                        obligations, including money market instruments, of issuers located in at least three different countries. Although the
                        Fund emphasizes high and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by buying below investment-grade bonds (junk bonds).

---------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
S.6

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
FIXED INCOME FUNDS

RiverSource             The Fund seeks to provide shareholders with high current income
High Yield Bond Fund    as its primary objective and, as its secondary objective,
                        capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yield debt
                        instruments (commonly referred to as "junk"). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally
                        recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund may be invested in high yield debt instruments of foreign
                        issuers.

                        Corporate debt securities in which the Fund invests are
                        typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans
                        (which may commonly be referred to as "floating rate loans"), which are another form of financing, are typically secured, with interest rates that adjust or "float" periodically
                        (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London
                        Interbank Offered Rate), plus a premium). Secured debt
                        instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with a high total return
Income Opportunities    through current income and capital appreciation. Under normal
Fund                    market conditions, the Fund's assets are invested primarily in income-producing debt securities, with an emphasis on the
                        higher rated segment of the high-yield (junk bond) market.
                        These income producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security. Up to 25% of the
                        Fund's net assets may be in foreign investments. Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by
                        companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as "floating rate loans"), which are another form of financing, are typically secured, with interest rates that adjust or "float" periodically (normally on a daily,
                        monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily
                        secured by specific collateral or assets of the issuer or
                        borrower such that holders of these instruments will have
                        claims senior to the claims of other parties who hold unsecured instruments.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with total return that
Inflation Protected     exceeds that the rate of inflation over the long-term. The Fund
Securities Fund         is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S.
                        governments, their agencies or instrumentalities, and
                        corporations. The Fund currently intends to focus on inflation-
                        protected debt securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade. Inflation-
                        protected securities are designed to protect the future
                        purchasing power of the money invested in them. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury uses the Consumer Price Index for
                        Urban Consumers (nonseasonally adjusted) as the inflation
                        measure.

---------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                             S.7

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
FIXED INCOME FUNDS

RiverSource             The Fund seeks to provide shareholders with a level of current
Limited Duration Bond   income consistent with preservation of capital. Under normal
Fund                    market conditions, the Fund invests at least 80% of it net assets in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities similar to those included in the Barclays Capital Intermediate
                        Aggregate Bond Index (the Index). The Index includes securities issued by the U.S. government, corporate bonds, and mortgage-
                        and asset-backed securities. The Fund generally will not invest in securities rated below investment grade, although it may hold securities that have been downgraded.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with a high level of
Short Duration          current income and safety of principal consistent with
U.S. Government Fund    investment in U.S. government and government agency securities.
                        Under normal market conditions, at least 80% of the Fund's net assets are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its
                        agencies or instrumentalities. The Fund invests in direct
                        obligations of the U.S. government, such as Treasury bonds, bills and notes, and of it agencies and instrumentalities. The
                        Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as the
                        Federal National Mortgage Association (FNMA or Fannie Mae) and
                        the Federal Home Loan Mortgage Corporation (FHLMC or Freddie
                        Mac). These issuers are chartered or sponsored by acts of
                        Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. When market
                        conditions are favorable, the Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, or that are denominated in
                        currencies other than the U.S. dollar.
---------------------------------------------------------------------------------------

RiverSource             The Fund seeks to provide shareholders with current income as
U.S. Government         its primary objective and, as its secondary objective,
Mortgage Fund           preservation of capital. The Fund's assets primarily are
                        invested in mortgage-backed securities. Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are
                        invested in mortgage related securities that either are issued or guaranteed as to principal and interest by the U.S.
                        government, its agencies, authorities or instrumentalities.
                        This includes, but is not limited to Government National
                        Mortgage Association (GNMA or Ginnie Mae) mortgage-backed
                        bonds, which are backed by the full faith and credit of the
                        United States; and Federal National Mortgage Association (FNMA
                        or Fannie Mae) and Federal Home Loan Mortgage Corporation
                        (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the United
                        States Treasury.
---------------------------------------------------------------------------------------

MONEY MARKET FUNDS

RiverSource             The Fund seeks to provide shareholders with maximum current
Cash Management Fund    income consistent with liquidity and stability of principal.
                        The Fund's assets primarily are invested in money market
                        instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank
                        certificates of deposit, bankers' acceptances, letters of
                        credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the
                        Fund may invest up to 35% of its total assets in U.S. dollar-
                        denominated foreign investments.

---------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
S.8

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
ALTERNATIVE INVESTMENT
STRATEGIES

RiverSource             The Fund seeks to provide shareholders with positive absolute
Absolute Return         return. The Fund is a non-diversified fund that, under normal
Currency and Income     market conditions, will invest at least 80% of its net assets
Fund                    (including any borrowings for investment purposes) in short-
                        duration debt obligations (or securities that invest in such debt obligations, including an affiliated money market fund)
                        and forward foreign currency contracts. In pursuit of the
                        Fund's objective, to provide absolute return, the investment manager (RiverSource Investments, LLC), seeks to generate
                        positive total returns from the income produced by the short-
                        term debt obligations, plus (minus) the gain (loss) resulting from fluctuations in the values of various foreign currencies relative to the U.S. dollar.

                        The Fund's investment in short-duration debt obligations will consist primarily of (i) U.S. dollar denominated non-
                        government, corporate and structured debt securities rated investment grade, or, if unrated, determined to be of
                        comparable quality by the investment manager, and (ii) shares of an affiliated money market fund. A small portion of the
                        Fund's portfolio may consist of U.S. government securities. In addition to producing income, these holdings will be designated by the Fund, as necessary, to cover obligations with respect to, or that may result from, the Fund's investments in forward currency contracts. The Fund targets a portfolio duration of one to five months but may extend the portfolio duration up to one year.

                        It is expected that the gross notional value of the Fund's forward foreign currency contracts will be equivalent to at least 80% of the Fund's net assets.
---------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                             S.9

APPENDIX B

UNDERLYING FUNDS -- RISKS

The following is a brief description of principal risks associated with the underlying funds in which the Funds invest. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund's prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.

ACTIVE MANAGEMENT RISK. The underlying funds are actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying funds' investment objectives. Due to its active management, the underlying funds could underperform other mutual funds with similar investment objectives.

COUNTERPARTY RISK (RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND AND RIVERSOURCE FLOATING RATE FUND). Counterparty risk is the risk that a counterparty to a financial instrument entered into by the underlying fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The underlying fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The underlying fund may obtain only limited recovery or may obtain no recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

CONCENTRATION RISK (RIVERSOURCE CASH MANAGEMENT FUND). Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk. For example, if an underlying fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.

CONFIDENTIAL INFORMATION ACCESS RISK (RIVERSOURCE FLOATING RATE FUND). In managing the underlying fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the underlying fund, or held in the underlying fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchases or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the underlying fund as compared to other floating rate loan investors, and may adversely affect the price the underlying fund pays for the loans it purchases, or the price at which the underlying fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers of amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the underlying fund's performance. To protect such Confidential Information, the investment manager has established information walls around the portfolio managers who use such information to assess these floating rate loans for the underlying fund to guard against the potential misuse of such Confidential Information.

CREDIT RISK. Credit risk is the risk that the borrower of a loan or the issuer of another debt security will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a loan. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower's or the issuer's credit rating or other news affects the market's perception of the borrower's or the issuer's credit risk. If the borrower of a floating rate loan declares or is declared bankrupt, there may be a delay before the underlying fund can act on the collateral securing the loan, which may adversely affect the underlying fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the underlying fund's performance. If the underlying fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the underlying fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade loans or securities, commonly called "high-yield" or "junk," may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a floating rate loan could also make it difficult for the underlying fund to sell the loans at prices approximating the value previously placed on them.


--------------------------------------------------------------------------------
B.1  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the underlying fund. Derivative instruments in which the underlying fund invests will typically increase the fund's exposure to principal risks to which it is otherwise exposed, and may expose the fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.


DIVERSIFICATION RISK (RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND, RIVERSOURCE EMERGING MARKETS BOND FUND, RIVERSOURCE GLOBAL BOND FUND, RIVERSOURCE INFLATION PROTECTED SECURITIES FUND AND RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND). If the underlying fund is non-diversified. A non-diversified fund may invest more of its assets in fewer issuers than if it were a diversified fund. Because each investment has a greater effect on the underlying fund's performance, the underlying fund may be more exposed to risk of loss and volatility then a fund that invests more broadly.



ETF RISK (RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND). The price movement of an ETF may not track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund's expenses and similar expenses incurred through ownership of the ETF.



RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:


Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk. Exposure to foreign currencies creates exposure to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the Fund's exposure to foreign currencies may reduce the returns of the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.


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                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS  B.2

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.


GEOGRAPHIC CONCENTRATION RISK (RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND, RIVERSOURCE EMERGING MARKETS BOND FUND AND THREADNEEDLE GLOBAL EQUITY
FUND). The underlying fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically diversified fund.


HIGHLY LEVERAGED TRANSACTIONS RISK (RIVERSOURCE FLOATING RATE FUND). The corporate loans and corporate debt securities in which the underlying fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The underlying fund's investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the underlying fund's investment manager upon its credit analysis to be a suitable investment by the underlying fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.


INFRASTRUCTURE-RELATED COMPANIES RISK (RIVERSOURCE RECOVERY AND INFRASTRUCTURE
FUND). Because the Fund concentrates its investments in infrastructure-related securities, the Fund has greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities. Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in delays and cost overruns.


IMPAIRMENT OF COLLATERAL RISK (RIVERSOURCE FLOATING RATE FUND). The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the underlying fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

INFLATION RISK. Also known as purchasing power risk, inflation risk reflects the effects of continually rising prices on investments. If an investment's return is lower than the rate of inflation, your money will have less purchasing power as time goes on.

INFLATION PROTECTED SECURITIES RISK (RIVERSOURCE INFLATION PROTECTED SECURITIES
FUND). Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the underlying fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of underlying fund's distributions that comes from inflation adjustments.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed income securities in the underlying fund's portfolio: when interest rates rise, the prices of fixed income securities generally fall. In general, the longer the maturity or duration of a fixed income security, the greater its sensitivity to changes in interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because

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B.3  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS
rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the underlying fund's net asset value. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The underlying funds may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the underlying fund may be impaired in the event that the underlying fund needs to liquidate such loans. Other debt securities in which the underlying fund invests may be traded in the over-the-counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the underlying fund's performance.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the underlying fund to underperform other mutual funds if that style falls out of favor with the market. The market value of floating rate loans and securities may fluctuate, sometimes rapidly and unpredictably.


MASTER LIMITED PARTNERSHIP RISK. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.


PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the underlying funds. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the underlying funds' investments are locked in at a lower rate for a longer period of time.


QUANTITATIVE MODEL RISK (RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND, RIVERSOURCE DISCIPLINED EQUITY FUND, RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND, RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND, RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND, RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND AND RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND). Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in the quantitative analytical framework, the weight placed on each factor, and changing sources of market returns, among others. There can be no assurance that the methodology will enable the underlying fund to achieve its objective.


REINVESTMENT RISK (RIVERSOURCE CASH MANAGEMENT FUND). The risk that the Fund will not be able to reinvest income or principal at the same rate it currently is earning.


SECTOR RISK (RIVERSOURCE DIVIDEND OPPORTUNITIES FUND, RIVERSOURCE EMERGING MARKETS BOND FUND, RIVERSOURCE GLOBAL BOND FUND, THREADNEEDLE EMERGING MARKETS FUND AND THREADNEEDLE GLOBAL EQUITY INCOME FUND). Investments that are concentrated in a particular issuer, geographic region or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.


SECTOR RISK (RIVERSOURCE GLOBAL TECHNOLOGY FUND). The underlying fund may invest a significant part of its total assets in securities of companies primarily engaged in the technology, media or telecommunications sectors. This may result in greater fluctuations in value than would be the case for a fund invested in a wider variety of unrelated industries. As these sectors increase or decrease in favor with the investing public, the price of securities of companies that rely heavily on those sectors could become increasingly sensitive to downswings in the economy.


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                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS  B.4

SECTOR RISK (RIVERSOURCE MID CAP VALUE FUND). Companies that operate in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the underlying fund does not intend to focus on any particular sector, at times the underlying fund may have a significant portion of its assets invested in a particular sector.

SECTOR RISK (RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND). Companies that operate in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the underlying fund's principal investment strategies do not involve focusing on any particular sector, at times Columbia WAM's asset management strategy may cause the underlying fund to invest a large portion of its assets invested in a particular sector.

SECTOR RISK (RIVERSOURCE PRECIOUS METALS AND MINING FUND). The underlying fund may invest a significant part of its total assets in securities of companies primarily in exploration, mining, processing or distribution of gold and other precious metals and related minerals. This may result in greater market fluctuations than would happen with a fund invested in a wider variety of unrelated industries. As these sectors increase or decrease in favor with the investing public, the price of securities of companies that rely heavily on those sectors could become increasingly sensitive to downswings in the economy.


SECTOR RISK (RIVERSOURCE REAL ESTATE FUND) AND REAL ESTATE INVESTMENT TRUST
(REIT) RISK. (RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND). Because of the underlying fund's policy of concentrating its investments in securities of companies operating in the real estate industry, the underlying fund is more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.


REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

REITs often do no provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for the underlying fund to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

SMALL COMPANY RISK (RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND). Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


SMALL AND MID-SIZED COMPANY RISK (RIVERSOURCE DIVIDEND OPPORTUNITIES FUND AND RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND). Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


TAX RISK (RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND). As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of the Fund's total net assets. Although foreign currency gains currently constitute "qualifying income," the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund's Board of Directors may authorize a significant change in investment strategy or Fund liquidation.


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B.5  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2009 PROSPECTUS

RiverSource Funds can be purchased from authorized financial institutions. The funds can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the funds and their investments are available in the funds' SAI, and annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of market conditions and investment strategies that significantly affected the funds' performance during their most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address:
riversource.com/funds

You may review and copy information about the Funds, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.



Investment Company Act File
#
RIVERSOURCE PORTFOLIO
BUILDER CONSERVATIVE FUND     811-5897
RIVERSOURCE PORTFOLIO
BUILDER MODERATE
CONSERVATIVE FUND             811-5897
RIVERSOURCE PORTFOLIO
BUILDER MODERATE FUND         811-5897
RIVERSOURCE PORTFOLIO
BUILDER MODERATE AGGRESSIVE
FUND                          811-5897
RIVERSOURCE PORTFOLIO
BUILDER AGGRESSIVE FUND       811-5897
RIVERSOURCE PORTFOLIO
BUILDER TOTAL EQUITY FUND     811-5897




TICKER SYMBOL
Conservative Fund     Class A: ABDAX   Class B: ABBDX   Class C: RPCCX   Class R4: --
Moderate
Conservative Fund     Class A: AUCAX   Class B: AMDBX   Class C: RBMCX   Class R4: --
Moderate Fund         Class A: ABUAX   Class B: AURBX   Class C: AMTCX   Class R4: --
Moderate Aggressive
Fund                  Class A: AXMAX   Class B: ABMBX   Class C: AGECX   Class R4: --
Aggressive Fund       Class A: AXBAX   Class B: AXPBX   Class C: RBGCX   Class R4: --
Total Equity Fund     Class A: AXTAX   Class B: AXTBX   Class C: RBTCX   Class R4: --




RIVER SOURCE LOGO                                             S-6282-99 H (4/09)

Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
S&P 500 INDEX FUND


PROSPECTUS APRIL 1, 2009


RIVERSOURCE S&P 500 INDEX FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM CAPITAL APPRECIATION.

Classes D and E

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS


THE FUND..........................................    3P
Objective.........................................    3p
Principal Investment Strategies...................    3p
Principal Risks...................................    4p
Past Performance..................................    5p
Fees and Expenses.................................    8p
Other Investment Strategies and Risks.............    9p
Fund Management and Compensation..................   11p
FINANCIAL HIGHLIGHTS..............................   13P
BUYING AND SELLING SHARES.........................   S.1
Description of Share Classes......................   S.2
  Investment Options -- Classes of Shares.........   S.2
  Opening an Account..............................   S.3
Exchanging or Selling Shares......................   S.6
  Exchanges.......................................   S.9
  Selling Shares..................................  S.10
VALUING FUND SHARES...............................  S.10
DISTRIBUTIONS AND TAXES...........................  S.11
GENERAL INFORMATION...............................  S.13



RIVERSOURCE COMPLEX OF FUNDS


The RiverSource complex of funds includes a comprehensive array of funds from RiverSource Investments, including several Seligman funds. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource complex. RiverSource funds, RiverSource Partners funds and Threadneedle funds share the same Board of Directors/Trustees (the Board), and the same policies and procedures including those set forth in the service section. Although the Seligman funds share the same Board, they do not currently have the same policies and procedures, and may not be exchanged for shares of the RiverSource funds, RiverSource Partners funds or Threadneedle funds. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource complex of funds.



RiverSource Variable Portfolio Funds and Seligman (Variable) Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts offered by affiliated and unaffiliated insurance companies.



--------------------------------------------------------------------------------
2P  RIVERSOURCE S&P 500 INDEX FUND -- 2009 PROSPECTUS

THE FUND

OBJECTIVE

RiverSource S&P 500 Index Fund (the Fund) seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES


The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 or the Index). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. The Fund normally will invest at least 80% of its total assets in securities that are contained in the S&P 500. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.



The Fund is not managed according to a traditional method of active investment management. Instead, the Fund follows a passive or indexing investment approach in an attempt to mirror the performance of an index. Keep in mind that an index fund has operating expenses and transaction costs, while an index does not. This means that, while an index fund may track its index closely, it is typically unable to match the performance of its index exactly. While there is no guarantee, the investment manager (RiverSource Investments, LLC) expects the correlation between the Fund and the S&P 500 to be at least 0.95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the index.





The investment manager will use quantitative techniques to select securities for the Fund in an attempt to replicate the returns of the S&P 500. Unlike a "full replication" strategy, where a fund will own all of the stocks in an index, the Fund will hold a representative sample of the stocks in the Index, weighted to approximate the relative composition of the securities contained in the Index. The specific weights are determined by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth and other quantitative measures. The investment manager may purchase stocks not included in the Index when doing so would be a cost efficient way of approximating the performance of the S&P 500, for example, in anticipation of a stock being added to the Index.


The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The

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                           RIVERSOURCE S&P 500 INDEX FUND -- 2009 PROSPECTUS  3P
investment manager will monitor the performance of the Fund against the S&P 500 and will adjust the Fund's holdings, as necessary, to minimize tracking error.
In the event a correlation of 0.95 or better is not achieved, the Fund's Board of Directors (Board) will consider alternative arrangements.


The Fund may change its target index for a different index if the current index is discontinued or if the Fund's Board believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. The substitute index will measure the same general segment of the market as the current index.

The Fund may hold cash or its equivalent or invest in investment grade short-term fixed income securities. Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:


- The security continues to be included in the S&P 500.


- Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions).


- A company's market weighting otherwise changes with respect to the S&P 500.


- Timing of cash flows in and out of the Fund require the investment manager to sell a security.


For more information on investment strategies and the S&P 500, please refer to the SAI. "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by affiliates of Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of its subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


INDEXING RISK. The Fund is managed to an index and the Fund's performance therefore is expected to rise and fall as the performance of the index rises and falls.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.


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4P  RIVERSOURCE S&P 500 INDEX FUND -- 2009 PROSPECTUS

TRACKING ERROR RISK. The Fund may not track the index perfectly because differences between the index and the Fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, the effectiveness of sampling techniques, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.


PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class D share information is shown in the bar chart.

Table. The table shows total returns from hypothetical investments in Class D and Class E shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS

After-tax returns are shown only for Class D shares. After-tax returns for Class E will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.


--------------------------------------------------------------------------------
                           RIVERSOURCE S&P 500 INDEX FUND -- 2009 PROSPECTUS  5P

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.


                            CLASS D SHARE PERFORMANCE
                            (BASED ON CALENDAR YEARS)



                                   (BAR CHART)


                   -10.04%   -12.42%   -22.59%   +27.81%   +10.23%   +4.14%    +15.21%   +4.77%    -36.93%

                    2000      2001      2002      2003      2004      2005      2006      2007      2008





During the periods shown in the bar chart, the highest return for a calendar quarter was +15.20% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -21.76% (quarter ended Dec. 31, 2008).


The performance of Class E may vary from that shown because of differences in expenses.


The Fund's Class D year-to-date return at Dec. 31, 2008 was -36.93%.



--------------------------------------------------------------------------------
6P  RIVERSOURCE S&P 500 INDEX FUND -- 2009 PROSPECTUS

 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)



                                                                     SINCE
                                                                   INCEPTION
                                          1 YEAR       5 YEARS  (CLASSES D & E)
RiverSource S&P 500 Index Fund:
  Class D Return before taxes            -36.93%        -2.66%       -2.75%(a)
    Return after taxes on
    distributions                        -38.21%        -3.65%       -3.40%(a)
    Return after taxes on
    distributions and sale of fund
    shares                               -23.26%        -2.43%       -2.44%(a)
  Class E Return before taxes            -36.86%        -2.43%       -2.49%(a)
S&P 500 Index (reflects no
deduction for fees, expenses or
taxes)                                   -37.00%        -2.19%       -2.72%(b)
Lipper S&P 500 Objective Funds
Index                                    -37.08%        -2.41%       -2.97%(b)



(a) Inception date is Oct. 25, 1999.

(b) Measurement period started Nov. 1, 1999.


S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper S&P 500 Objective Funds Index includes the 30 largest S&P 500 funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
                           RIVERSOURCE S&P 500 INDEX FUND -- 2009 PROSPECTUS  7P

FEES AND EXPENSES


Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.


 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                 CLASS D  CLASS E
Maximum sales charge (load) imposed on
purchases
(as a percentage of offering price)(a)              0%       0%
Annual account fee (for accounts under
$10,000)                                           $10      $10


 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                               CLASS D  CLASS E
Management fees                                 0.22%    0.22%
Distribution and/or service (12b-1) fees        0.25%    0.00%
Other expenses(b)                               0.26%    0.37%
Total annual fund operating expenses            0.73%    0.59%
Fee waiver/expense reimbursement                0.13%    0.13%
Total annual (net) fund operating
expenses(c)                                     0.60%    0.46%
Acquired fund fees and expenses(d)              0.01%    0.01%
Total fund and acquired fund fees and
expenses(d)                                     0.61%    0.47%



(a) There are no sales loads; however, the Fund charges a redemption fee of 0.50% on shares redeemed within 180 days of purchase.

(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class E, a plan administration services fee.


(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), will not exceed 0.60% for Class D and 0.46% for Class E.




(d) In addition to the Fund's total annual operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds (affiliated and unaffiliated funds) in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its investment in the acquired funds, is as shown.



--------------------------------------------------------------------------------
8P  RIVERSOURCE S&P 500 INDEX FUND -- 2009 PROSPECTUS

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class D                              $62      $224      $399      $910
Class E                              $48      $179      $323      $741



OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. Additionally, the Fund may use derivatives such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Derivative instruments will typically increase the Fund's exposure to the principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other

--------------------------------------------------------------------------------
                           RIVERSOURCE S&P 500 INDEX FUND -- 2009 PROSPECTUS  9P
investments, or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives and certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's SAI and its annual and semiannual reports.


Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See "Cash Reserves" under the section "General Information" for more information.


Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.


--------------------------------------------------------------------------------
10P  RIVERSOURCE S&P 500 INDEX FUND -- 2009 PROSPECTUS

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER


RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds (including the RiverSource Partners funds, Threadneedle funds and Seligman funds), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.



The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.22% of the Fund's average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.


Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Dimitris J. Bertsimas, Ph.D., Senior Portfolio Manager


--------------------------------------------------------------------------------
                          RIVERSOURCE S&P 500 INDEX FUND -- 2009 PROSPECTUS  11P

- Managed the Fund since January 2009.



- Joined RiverSource Investments as a portfolio manager and leader of the Disciplined Equity and Asset Allocation Team in 2002.



- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.



- Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.



- MS and Ph.D., MIT.



Georgios Vetoulis, Ph.D., Senior Equity Analyst



- Managed the Fund since January 2009.



- Joined RiverSource Investments in August 2002 as an Equity Analyst.



- Began investment career in 2001 at Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry.



- B.S. in physics from University of Athens, Greece; Ph.D. from Princeton University.


The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


--------------------------------------------------------------------------------
12P  RIVERSOURCE S&P 500 INDEX FUND -- 2009 PROSPECTUS

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE FISCAL YEARS ENDED ON OR AFTER JAN. 31, 2008 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR THE PERIODS ENDED ON OR BEFORE JAN 31, 2007 HAS BEEN AUDITED BY OTHER AUDITORS.





--------------------------------------------------------------------------------
                          RIVERSOURCE S&P 500 INDEX FUND -- 2009 PROSPECTUS  13P

CLASS D



PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                          2009         2008         2007         2006         2005
Net asset value, beginning of period                 $4.90        $5.54        $4.92        $4.55        $4.38
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .07(b)       .08(b)       .08          .07          .07
Net gains (losses) (both realized and
 unrealized)                                         (1.94)        (.21)         .61          .36          .17
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.87)        (.13)         .69          .43          .24
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.10)        (.08)        (.07)        (.06)        (.07)
Distributions from realized gains                     (.20)        (.43)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.30)        (.51)        (.07)        (.06)        (.07)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.73        $4.90        $5.54        $4.92        $4.55
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $21          $48          $57          $63          $69
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .73%         .68%         .79%         .85%         .82%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                      .59%         .59%         .59%         .62%         .62%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.75%        1.43%        1.40%        1.26%        1.41%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 5%           4%          20%           7%           6%
--------------------------------------------------------------------------------------------------------------
Total return                                       (38.56%)      (2.89%)      14.05%        9.56%        5.43%
--------------------------------------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.

(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2009 were less than 0.01% of average net assets.


--------------------------------------------------------------------------------
14P  RIVERSOURCE S&P 500 INDEX FUND -- 2009 PROSPECTUS

CLASS E


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                          2009         2008         2007         2006         2005
Net asset value, beginning of period                 $4.92        $5.56        $4.95        $4.57        $4.39
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .09(b)       .10(b)       .09          .08          .08
Net gains (losses) (both realized and
 unrealized)                                         (1.96)        (.22)         .60          .38          .18
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.87)        (.12)         .69          .46          .26
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.11)        (.09)        (.08)        (.08)        (.08)
Distributions from realized gains                     (.20)        (.43)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.31)        (.52)        (.08)        (.08)        (.08)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.74        $4.92        $5.56        $4.95        $4.57
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $88         $165         $241         $218         $301
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .59%         .56%         .56%         .60%         .56%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                      .34%         .36%         .34%         .37%         .38%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.01%        1.67%        1.64%        1.52%        1.64%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 5%           4%          20%           7%           6%
--------------------------------------------------------------------------------------------------------------
Total return                                       (38.38%)      (2.64%)      14.05%       10.03%        5.90%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.

(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2009 were less than 0.01% of average net assets.




--------------------------------------------------------------------------------
                          RIVERSOURCE S&P 500 INDEX FUND -- 2009 PROSPECTUS  15P

RIVERSOURCE COMPLEX OF FUNDS

THE RIVERSOURCE COMPLEX OF FUNDS INCLUDES "RIVERSOURCE" FUNDS, "RIVERSOURCE PARTNERS" FUNDS, AND "THREADNEEDLE" FUNDS (EACH INDIVIDUALLY A "FUND" OR A "RIVERSOURCE FUND" AND COLLECTIVELY THE "FUNDS" OR THE "RIVERSOURCE FUNDS"). THE RIVERSOURCE COMPLEX OF FUNDS ALSO INCLUDES "SELIGMAN" FUNDS. THE RIVERSOURCE FUNDS AND THE SELIGMAN FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD"), BUT INVESTORS MAY NOT CURRENTLY MAKE EXCHANGES BETWEEN THE SELIGMAN FUNDS AND THE RIVERSOURCE FUNDS. SELIGMAN FUNDS GENERALLY HAVE SEPARATE AND DISTINCT POLICIES AND PROCEDURES FROM THE RIVERSOURCE FUNDS. THE RIVERSOURCE FUNDS SHARE THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THIS SERVICE SECTION OF THIS PROSPECTUS. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A RIVERSOURCE FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL RIVERSOURCE FUNDS (INCLUDING "THREADNEEDLE" OR "RIVERSOURCE PARTNERS" FUNDS), OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)." AN INVESTOR OR FINANCIAL ADVISOR MAY NOT INCLUDE THE MARKET VALUE OF ANY SELIGMAN FUNDS OWNED BY THE INVESTOR IN THIS CALCULATION.

BUYING AND SELLING SHARES

The RiverSource funds are generally available directly and through broker-dealers, banks, and other financial intermediaries or institutions (financial institutions), including certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial institutions. THESE FINANCIAL INSTITUTIONS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which your shares of the fund(s) are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial institution through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.


--------------------------------------------------------------------------------
S.1

                                                                        S-6400-5

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each share class. (THE COVER OF THIS PROSPECTUS INDICATES WHICH SHARE CLASSES ARE CURRENTLY OFFERED FOR THIS FUND.)

 INVESTMENT OPTIONS SUMMARY


                                                                  Contingent                                  Plan
                                            Initial               Deferred Sales        Distribution and      Administration
                    AVAILABILITY(a)         Sales Charge          Charge (CDSC)         Service Fee           Fee
--------------------------------------------------------------------------------------------------------------------------------
Class D             Through wrap fee        No. Entire            No.                   Yes.(b)               No.
                    programs or other       purchase price is                           0.25%
                    investment products.    invested in shares
                                            of the fund.
--------------------------------------------------------------------------------------------------------------------------------

Class E             Limited to qualified    No. Entire            No.                   No.                   Yes.
                    institutional           purchase price is                                                 0.15%
                    investors.              invested in shares
                                            of the fund.
--------------------------------------------------------------------------------------------------------------------------------






(a) See "Buying and Selling Shares, Description of Share Classes, Investment Options -- Classes of Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
(b) For Class D shares, the fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class D shares are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund or provide services to fund shareholders. Financial institutions receive fees up to 0.25% of the average daily net assets of Class D shares sold and held through them. The distributor begins to pay these fees immediately after purchase. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor.


--------------------------------------------------------------------------------
                                                                             S.2

PLAN ADMINISTRATION FEE

Class E shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee is equal on an annual basis to 0.15% of average daily net assets attributable to the class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

CLASS D SHARES.

Class D shares are sold without a sales charge through wrap fee programs or other investment products sponsored by a financial institution having a selling agreement with the distributor.

Shares originally purchased in a wrap account may continue to be held in Class D outside of a wrap account, but no additional Class D purchases may be made.

CLASS E SHARES.

Class E shares are sold without a sales charge or 12b-1 fee to qualifying institutional investors. The following eligible institutional investors may purchase Class E shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts (HSAs) created pursuant to public law 108-173.

The distributor, in its sole discretion, may accept purchases from other investors.

For more information, see the SAI.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.


--------------------------------------------------------------------------------
S.3

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.

You may establish and maintain your account with an authorized financial institution or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts maintained by the fund will be supported by the fund's transfer agent.

 METHODS OF PURCHASING SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS  The financial institution through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

--------------------------------------------------------------------------------
ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL You or the financial institution through which you buy shares may establish an account directly with the fund. To establish an account in this fashion, complete a RiverSource funds account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at riversource.com or may be requested by calling (888) 791-3380. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                   Mail your check and completed application to:

                   REGULAR MAIL RIVERSOURCE FUNDS
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FUNDS
                                C/O BFDS
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                             S.4

BY WIRE OR ACH     Fund shares purchased in an account established and
                   maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (888) 791-3380 to notify the fund's transfer agent of the wire and to receive further instructions.

                   If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application.

                   Your bank or financial institution may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY EXCHANGE        Call (888) 791-3380 or send signed written instructions to the address above.

--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                              FOR ALL ACCOUNTS EXCEPT
                              THOSE LISTED TO THE RIGHT         TAX QUALIFIED
                              (NONQUALIFIED)                    ACCOUNTS

------------------------------------------------------------------------------------

INITIAL INVESTMENT            $2,000                            $1,000
------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS        $500                              $500
------------------------------------------------------------------------------------

ACCOUNT BALANCE*              $1,000                            $500


    *If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
 -------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                              FOR ALL ACCOUNTS EXCEPT THOSE
                              LISTED TO THE RIGHT               TAX QUALIFIED
                              (NONQUALIFIED)                    ACCOUNTS

------------------------------------------------------------------------------------

INITIAL INVESTMENT            $2,000                            $1,000
------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS        $100                              $100
------------------------------------------------------------------------------------

ACCOUNT BALANCE**             $1,000                            $500


   **If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
 -------------------------------------------------------------------------------


--------------------------------------------------------------------------------
S.5

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

MINIMUM BALANCE ACCOUNT REQUIREMENTS AND ANNUAL ACCOUNT FEE

The Fund reserves the right to sell your shares if, for any reason, including market decline, the aggregate value of your holdings in the Fund drops below $1,000 ($500 for custodial accounts, IRAs and certain other retirement plans). You will be notified in writing 30 days before the Fund takes such action to allow you to increase your holdings to the minimum level.

An annual account fee of $10 may be assessed on accounts whose balances are below $10,000 (for any reason, including market fluctuation). The fee may be deducted from either your year-end dividend distribution or through a redemption of shares. If your distribution is less than the fee, fractional shares will be redeemed to cover the difference. If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of the dividend. This fee will not apply to certain qualifying institutional investors.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), bank authorization or check that are not guaranteed may take up to 10 days to clear. If you request a sale within 10 days of purchase, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial institution process your transaction. If your account is maintained directly with your financial institution, you must contact that financial institution to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS       You can exchange or sell shares by having your financial
                   institution process your transaction. The financial institution through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                             S.6

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL            Mail your exchange or sale request to:

                   REGULAR MAIL RIVERSOURCE FUNDS
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FUNDS
                                C/O BFDS
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   Include in your letter:

                   - your name

                   - the name of the fund(s)

                   - your account number

                   - the class of shares to be exchanged or sold

                   - your Social Security number or Employer Identification
                     number

                   - the dollar amount or number of shares you want to exchange or sell

                   - specific instructions regarding delivery or exchange
                     destination

                   - signature(s) of registered account owner(s)

                   - any special documents the transfer agent may require in
                     order to process your order

                   Corporate, trust or partnership accounts may need to send additional documents.

                   Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                   A Medallion Signature Guarantee is required if:

                   - Amount is over $50,000.

                   - You want your check made payable to someone other than
                     yourself.

                   - Your address has changed within the last 30 days.

                   - You want the check mailed to an address other than the
                     address of record.


 -------------------------------------------------------------------------------



--------------------------------------------------------------------------------
S.7

BY MAIL (CONT.)

                   - You want the proceeds sent to a bank account not on file.

                   - You are the beneficiary of the account and the account
                     owner is deceased (additional documents may be required).

                   A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial institution providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                   NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------

BY TELEPHONE       Call (888) 791-3380. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                   Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing to the address above.

                   Payment will be mailed to the address of record and made payable to the names listed on the account.

                   Telephone sale requests are limited to $100,000 per day.

--------------------------------------------------------------------------------

BY WIRE OR ACH     You can wire money from your fund account to your bank
                   account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                   Call (888) 791-3380 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                   A service fee may be charged against your account for each wire sent.


 -------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                             S.8

BY WIRE OR
ACH (CONT.)
                   Minimum amount: $100

                   Your bank or financial institution may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY SCHEDULED       You may elect to receive regular periodic payments through an
PAYOUT PLAN        automatic sale of shares. See the SAI for more information.

--------------------------------------------------------------------------------

EXCHANGES

Exchanges currently are not allowed into or out of the fund.

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE RIVERSOURCE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of the fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial institutions in applying similar restrictions on their

--------------------------------------------------------------------------------
S.9
  participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial institution, for example, a retirement plan administrator or similar financial institution authorized to distribute the funds, if it determines the policy and procedures of such financial institutions are sufficient to protect the fund and its shareholders.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

SELLING SHARES

There are no sales loads; however, the Fund charges a redemption fee of 0.50% on shares sold within 180 days of purchase. This fee does not apply to qualifying institutional investors or to shares held in a wrap account.

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

VALUING FUND SHARES

The public offering price is the NAV. Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.


--------------------------------------------------------------------------------
                                                                            S.10

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's

--------------------------------------------------------------------------------
S.11
distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, a sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.


--------------------------------------------------------------------------------
                                                                            S.12

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial institution to determine the availability of the RiverSource funds. RiverSource funds may only be purchased or sold directly or through financial institutions authorized by the distributor to offer the RiverSource funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE FUNDS. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."


Custody Services. JPMorgan Chase Bank, N.A., 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005, provides custody services to the RiverSource funds. In addition to paying the custodian for these services, the RiverSource Funds pay for certain transaction fees and out-of-pocket expenses incurred while providing custody services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."



Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, and RiverSource Fund Distributors, Inc., 50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474,, (collectively, the distributor), provide underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full


--------------------------------------------------------------------------------
S.13

fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

Plan Administration Services. Under a Plan Administration Services Agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."


--------------------------------------------------------------------------------
                                                                            S.14

PAYMENTS TO FINANCIAL INSTITUTIONS

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial institutions, including inter-company allocation of resources or payments to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial institution may elevate the prominence or profile of the fund within the financial institution's organization, and may provide the distributor and its affiliates with preferred access to the financial institution's registered representatives or preferred access to the financial institution's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial institution's pecuniary interest and its duties to its customers, for example, if the financial institution receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial institution or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial institution, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial institution, and the access the distributor or other representatives of the fund may have within the financial institution for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial institution and its customers.


--------------------------------------------------------------------------------
S.15

These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial institution charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial institution (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial institutions and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of RiverSource fund assets (in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.


--------------------------------------------------------------------------------
                                                                            S.16

The financial institution through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial institution. The SAI contains additional detail regarding payments made by the distributor to financial institutions.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.


--------------------------------------------------------------------------------
S.17

CASH RESERVES. A fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.


FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
                                                                            S.18

RiverSource Funds can be purchased from authorized financial institutions. The fund can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address:
riversource.com/funds

You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.

Investment Company Act File #811-5897

TICKER SYMBOL
Class D: ADIDX   Class E: ADIEX




(RIVERSOURCE INVESTMENTS LOGO)                                S-6434-99 P (4/09)

Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

SMALL COMPANY INDEX FUND


PROSPECTUS APRIL 1, 2009


RIVERSOURCE SMALL COMPANY INDEX FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL
APPRECIATION.

Classes A, B and R4

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial institution if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.

 NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

TABLE OF CONTENTS


THE FUND..........................................    3P
Objective.........................................    3p
Principal Investment Strategies...................    3p
Principal Risks...................................    4p
Past Performance..................................    5p
Fees and Expenses.................................    8p
Other Investment Strategies and Risks.............   10p
Fund Management and Compensation..................   12p
FINANCIAL HIGHLIGHTS..............................   14P
BUYING AND SELLING SHARES.........................   S.1
Description of Share Classes......................   S.2
  Investment Options -- Classes of Shares.........   S.2
  Sales Charges...................................   S.5
  Opening an Account..............................  S.12
Exchanging or Selling Shares......................  S.15
  Exchanges.......................................  S.17
  Selling Shares..................................  S.19
VALUING FUND SHARES...............................  S.20
DISTRIBUTIONS AND TAXES...........................  S.21
GENERAL INFORMATION...............................  S.23



RIVERSOURCE COMPLEX OF FUNDS


The RiverSource complex of funds includes a comprehensive array of funds from RiverSource Investments, including several Seligman funds. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource complex. RiverSource funds, RiverSource Partners funds and Threadneedle funds share the same Board of Directors/Trustees (the Board), and the same policies and procedures including those set forth in the service section. Although the Seligman funds share the same Board, they do not currently have the same policies and procedures, and may not be exchanged for shares of the RiverSource funds, RiverSource Partners funds or Threadneedle funds. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource complex of funds.



RiverSource Variable Portfolio Funds and Seligman (Variable) Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts offered by affiliated and unaffiliated insurance companies.



--------------------------------------------------------------------------------
2P  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 PROSPECTUS

THE FUND

OBJECTIVE

RiverSource Small Company Index Fund (the Fund) seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES


The Fund is a diversified mutual fund that, under normal market conditions, will invest at least 80% of its net assets in common stocks of companies in the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index or the Index). This Index is composed of approximately 600 companies located in the United States. These companies are chosen to be a part of the Index based upon their market size, liquidity and industry group representation. To be included in the Index, stock selections are also screened by Standard & Poor's Corporation for trading volume, share turnover, ownership concentration, share price and bid/ask spreads. The Index has above-average risk and may fluctuate more than the Standard & Poor's 500 Index, which includes stock of larger, more established firms. The Fund is not managed according to traditional methods of active investment management. Instead, it follows a passive or indexing investment approach in an attempt to mirror the performance of the S&P SmallCap 600 Index. Although the Fund invests in common stocks of companies that comprise the S&P SmallCap 600 Index, it may not own all of the companies in the Index and it may not own all of the companies in the same proportion to their weightings in the Index. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


The Fund's investment manager (RiverSource Investments, LLC) chooses investments by:

- Attempting to replicate the S&P SmallCap 600 Index.

- Purchasing securities based on the timing of cash flows in and out of the Fund.




The investment manager will use quantitative techniques to select securities for the Fund in an attempt to replicate the returns of the S&P SmallCap 600 Index. Unlike a "full replication" strategy, where a fund will own all of the stocks in an index, the Fund will hold a representative sample of the stocks in the Index, weighted to approximate the relative composition of the securities contained in the Index. The specific weights are determined by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth and other quantitative measures. The investment manager may purchase stocks not included in the Index when doing so would be a cost efficient way of approximating the performance of the S&P SmallCap 600 Index, for example, in anticipation of a stock being added to the Index.



--------------------------------------------------------------------------------
                     RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 PROSPECTUS  3P

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security continues to be included in the S&P SmallCap 600 Index.

- Corporate actions have affected the company's stock (such as corporate reorganizations, mergers, acquisitions, or other such factors).

- A company's market weighting otherwise changes with respect to the Index.

- Timing of cash flows in and out of the Fund require the investment manager to sell a security.

The investment manager may make frequent securities trades that could result in increased fees, expenses, and taxes.

"Standard & Poor's(R)," "S&P(R)," "S&P SmallCap 600," and "Standard & Poor's Small Capitalization Stock Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by affiliates of Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:


INDEXING RISK. The Fund is managed to an index and the Fund's performance therefore is expected to rise and fall as the performance of the index rises and falls.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


--------------------------------------------------------------------------------
4P  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 PROSPECTUS

TRACKING ERROR RISK. The Fund may not track the index perfectly because differences between the index and the Fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, the effectiveness of sampling techniques, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.


In addition, the returns from a specific type of security (for example, small-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, Class B and Class R4 shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares;

- no sales charge for Class R4 shares; and


--------------------------------------------------------------------------------
                     RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 PROSPECTUS  5P

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.


                            CLASS A SHARE PERFORMANCE

                            (BASED ON CALENDAR YEARS)


                                   (BAR CHART)


         +11.33%   +10.53%   +5.39%    -15.40%   +37.71%   +21.47%   +6.76%    +14.29%   -0.98%    -31.54%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008





During the periods shown in the bar chart, the highest return for a calendar quarter was +20.22% (quarter ended Dec. 1, 2001) and the lowest return for a calendar quarter was -25.35% (quarter ended Dec. 31, 2008).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at Dec. 31, 2008 was -31.54%.



--------------------------------------------------------------------------------
6P  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 PROSPECTUS

 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)



                                           1 YEAR  5 YEARS  10 YEARS
RiverSource Small Company Index Fund:
  Class A
    Return before taxes                   -35.50%   -1.09%   +3.73%
    Return after taxes on distributions   -38.43%   -3.42%   +1.94%
    Return after taxes on distributions
    and sale of fund shares               -19.89%   -0.60%   +3.13%
  Class B
    Return before taxes                   -34.26%   -0.78%   +3.49%
  Class R4
    Return before taxes                   -31.41%   +0.26%   +4.43%
S&P SmallCap 600 Index (reflects no
deduction for fees, expenses or taxes)    -31.07%   +0.88%   +5.18%
Lipper Small-Cap Core Funds Index         -35.59%   -1.01%   +4.06%



The Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index), an unmanaged market-weighted index, consists of 600 domestic stocks chosen for market size, liquidity (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
                     RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 PROSPECTUS  7P

FEES AND EXPENSES


Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year adjusted to reflect current fees.


 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                           CLASS A  CLASS B  CLASS R4
Maximum sales charge (load) imposed on
purchases
(as a percentage of offering price)        5.75%(a)   None     None
Maximum deferred sales charge (load)
imposed on sales
(as a percentage of offering price at
time of purchase)                           None(b)     5%     None


 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:

                                         CLASS A  CLASS B  CLASS R4
Management fees                           0.35%    0.35%     0.35%
Distribution and/or service (12b-1)
fees                                      0.25%    1.00%     0.00%
Other expenses(c)                         0.44%    0.45%     0.48%
Total annual fund operating expenses      1.04%    1.80%     0.83%
Fee waiver/expense reimbursement          0.30%    0.29%     0.24%
Total annual (net) fund operating
expenses(d)                               0.74%    1.51%     0.59%



(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."
(b) A 1% CDSC may be assessed on Class A shares sold without a sales charge within 18 months after purchase. See "Sales Charges."

(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R4). Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), will not exceed 0.74% for Class A, 1.51% for Class B and 0.59% for Class R4.



--------------------------------------------------------------------------------
8P  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 PROSPECTUS

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                          $646      $859     $1,089    $1,752
Class B                             $654(b)   $939(b)  $1,149(b) $1,896(c)
Class R4                            $ 60      $241     $  438    $1,007



(a) Includes a 5.75% sales charge.
(b) Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                          $646      $859     $1,089    $1,752
Class B                             $154      $539     $  949    $1,896(b)
Class R4                            $ 60      $241     $  438    $1,007



(a) Includes a 5.75% sales charge.
(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


--------------------------------------------------------------------------------
                     RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 PROSPECTUS  9P

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. Additionally, the Fund may use derivatives such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Derivative instruments will typically increase the Fund's exposure to the principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives and certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's SAI and its annual and semiannual reports.


--------------------------------------------------------------------------------
10P  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 PROSPECTUS

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See "Cash Reserves" under the section "General Information" for more information.


Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.


--------------------------------------------------------------------------------
                    RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 PROSPECTUS  11P

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER


RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds (including the RiverSource Partners funds, Threadneedle funds and Seligman funds), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.



The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.35% of the Fund's average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.



Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:



Dimitris J. Bertsimas, Ph.D., Senior Portfolio Manager



- Managed the Fund since January 2009.



- Joined RiverSource Investments as a portfolio manager and leader of the Disciplined Equity and Asset Allocation Team in 2002.



- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.



- Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.



- MS and Ph.D., MIT.



Georgios Vetoulis, Ph.D., Senior Equity Analyst



- Managed the Fund since January 2009.



--------------------------------------------------------------------------------
12P  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 PROSPECTUS

- Joined RiverSource Investments in August 2002 as an Equity Analyst.



- Began investment career in 2001 at Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry.



- B.S. in physics from University of Athens, Greece; Ph.D. from Princeton University.


The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.


--------------------------------------------------------------------------------
                    RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 PROSPECTUS  13P

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE FISCAL YEARS ENDED ON OR AFTER JAN. 31, 2008 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR THE PERIODS ENDED ON OR BEFORE JAN. 31, 2007 HAS BEEN AUDITED BY OTHER AUDITORS.



--------------------------------------------------------------------------------
14P  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 PROSPECTUS

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                          2009         2008         2007         2006         2005
Net asset value, beginning of period                 $6.19        $8.40        $8.97        $8.21        $7.55
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03(b)       .04(b)       .01          .01           --
Net gains (losses) (both realized and
 unrealized)                                         (2.20)        (.62)         .64         1.44         1.17
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.17)        (.58)         .65         1.45         1.17
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.05)        (.01)          --           --           --
Distributions from realized gains                    (1.15)       (1.62)       (1.22)        (.69)        (.51)
--------------------------------------------------------------------------------------------------------------
Total distributions                                  (1.20)       (1.63)       (1.22)        (.69)        (.51)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.82        $6.19        $8.40        $8.97        $8.21
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $281         $587         $835         $884         $844
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.04%         .93%         .92%         .93%         .91%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                      .74%         .77%         .81%         .92%         .91%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .60%         .46%         .29%         .20%         .24%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                23%          14%          11%          14%          12%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (36.94%)      (7.64%)       7.55%       18.33%       15.42%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

(f) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Jan. 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.76% for the year ended Jan. 31, 2008.

(g) Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
                    RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 PROSPECTUS  15P

CLASS B



PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                          2009         2008         2007         2006         2005
Net asset value, beginning of period                 $5.29        $7.48        $8.17        $7.59        $7.07
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.01)(b)     (.02)(b)       --         (.02)        (.01)
Net gains (losses) (both realized and
 unrealized)                                         (1.85)        (.55)         .53         1.29         1.04
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.86)        (.57)         .53         1.27         1.03
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.01)          --           --           --           --
Distributions from realized gains                    (1.15)       (1.62)       (1.22)        (.69)        (.51)
--------------------------------------------------------------------------------------------------------------
Total distributions                                  (1.16)       (1.62)       (1.22)        (.69)        (.51)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.27        $5.29        $7.48        $8.17        $7.59
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $51         $127         $230         $353         $434
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.80%        1.69%        1.68%        1.70%        1.67%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     1.50%        1.53%        1.58%        1.68%        1.67%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.17%)       (.27%)       (.47%)       (.57%)       (.53%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                23%          14%          11%          14%          12%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (37.42%)      (8.40%)       6.81%       17.45%       14.48%
--------------------------------------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

(f) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Jan. 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 1.52% for the year ended Jan. 31, 2008.

(g) Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
16P  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 PROSPECTUS

CLASS R4



PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                          2009         2008         2007         2006         2005
Net asset value, beginning of period                 $6.36        $8.59        $9.12        $8.32        $7.63
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .04(b)       .05(b)       .02          .01           --
Net gains (losses) (both realized and
 unrealized)                                         (2.26)        (.65)         .67         1.48         1.20
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.22)        (.60)         .69         1.49         1.20
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.06)        (.01)          --           --           --
Distributions from realized gains                    (1.15)       (1.62)       (1.22)        (.69)        (.51)
--------------------------------------------------------------------------------------------------------------
Total distributions                                  (1.21)       (1.63)       (1.22)        (.69)        (.51)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.93        $6.36        $8.59        $9.12        $8.32
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $4           $8          $10          $11          $20
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .83%         .78%         .75%         .76%         .74%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                      .62%         .67%         .64%         .75%         .74%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .73%         .56%         .46%         .36%         .42%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                23%          14%          11%          14%          12%
--------------------------------------------------------------------------------------------------------------
Total return                                       (36.71%)      (7.68%)       7.87%       18.57%       15.65%
--------------------------------------------------------------------------------------------------------------



(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

(f) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Jan. 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.66% for the year ended Jan. 31, 2008.



--------------------------------------------------------------------------------
                    RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 PROSPECTUS  17P

RIVERSOURCE COMPLEX OF FUNDS

THE RIVERSOURCE COMPLEX OF FUNDS INCLUDES "RIVERSOURCE" FUNDS, "RIVERSOURCE PARTNERS" FUNDS, AND "THREADNEEDLE" FUNDS (EACH INDIVIDUALLY A "FUND" OR A "RIVERSOURCE FUND" AND COLLECTIVELY THE "FUNDS" OR THE "RIVERSOURCE FUNDS"). THE RIVERSOURCE COMPLEX OF FUNDS ALSO INCLUDES "SELIGMAN" FUNDS. THE RIVERSOURCE FUNDS AND THE SELIGMAN FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD"), BUT INVESTORS MAY NOT CURRENTLY MAKE EXCHANGES BETWEEN THE SELIGMAN FUNDS AND THE RIVERSOURCE FUNDS. SELIGMAN FUNDS GENERALLY HAVE SEPARATE AND DISTINCT POLICIES AND PROCEDURES FROM THE RIVERSOURCE FUNDS. THE RIVERSOURCE FUNDS SHARE THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THIS SERVICE SECTION OF THIS PROSPECTUS. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A RIVERSOURCE FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL RIVERSOURCE FUNDS (INCLUDING "THREADNEEDLE" OR "RIVERSOURCE PARTNERS" FUNDS), OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)." AN INVESTOR OR FINANCIAL ADVISOR MAY NOT INCLUDE THE MARKET VALUE OF ANY SELIGMAN FUNDS OWNED BY THE INVESTOR IN THIS CALCULATION.

BUYING AND SELLING SHARES

The RiverSource funds are generally available directly and through broker-dealers, banks, and other financial intermediaries or institutions (financial institutions), including certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial institutions. THESE FINANCIAL INSTITUTIONS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which your shares of the fund(s) are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial institution through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.


--------------------------------------------------------------------------------
S.1

                                                                        S-6400-4

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each share class. (THE COVER OF THIS PROSPECTUS INDICATES WHICH SHARE CLASSES ARE CURRENTLY OFFERED FOR THIS FUND.)

 INVESTMENT OPTIONS SUMMARY


                                                                  Contingent                                  Plan
                                            Initial               Deferred Sales        Distribution and      Administration
                    AVAILABILITY(a)         Sales Charge          Charge (CDSC)         Service Fee(b)        Fee
--------------------------------------------------------------------------------------------------------------------------------
Class A             Available to            Yes. Payable at       No.(c)                Yes.                  No.
                    all investors.          time of purchase.                           0.25%
                                            Lower or no sales
                                            charge for larger
                                            investments.
--------------------------------------------------------------------------------------------------------------------------------

Class B(d)          Available to            No. Entire            Maximum 5% CDSC       Yes.                  No.
                    all investors.          purchase price is     during the first      1.00%
                                            invested in shares    year decreasing to
                                            of the fund.          0% after six
                                                                  years.
--------------------------------------------------------------------------------------------------------------------------------

Class C             Available to            No. Entire            1% CDSC may apply     Yes.                  No.
                    all investors.          purchase price is     if you sell shares    1.00%
                                            invested in shares    within one year
                                            of the fund.          after purchase.
--------------------------------------------------------------------------------------------------------------------------------

Class I             Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R2            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.50%                 0.25%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R3            Limited to              No.                   No.                   Yes.                  Yes.
                    qualifying                                                          0.25%                 0.25%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R4            Limited to              No.                   No.                   No.                   Yes.
                    qualifying                                                                                0.25%
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------

Class R5            Limited to              No.                   No.                   No.                   No.
                    qualifying
                    institutional
                    investors.
--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                             S.2

                                                                  Contingent                                  Plan
                                            Initial               Deferred Sales        Distribution and      Administration
                    AVAILABILITY(a)         Sales Charge          Charge (CDSC)         Service Fee(b)        Fee
--------------------------------------------------------------------------------------------------------------------------------
Class W             Limited to              No.                   No.                   Yes.                  No.
                    qualifying                                                          0.25%
                    discretionary
                    managed accounts.
--------------------------------------------------------------------------------------------------------------------------------






(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
(b) For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(c) A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See "Buying and Selling Shares, Sales Charges, Class
    A -- contingent deferred sales charge" for more information.
(d) See "Buying and Selling Shares, Sales Charges, Class B and Class
    C -- contingent deferred sales charge alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25% of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial institutions also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INSTITUTION OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES WILL BE RETAINED BY THE DISTRIBUTOR.


--------------------------------------------------------------------------------
S.3

PLAN ADMINISTRATION FEE

Class R2, Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

CLASS A, CLASS B AND CLASS C SHARES

New purchases of Class B shares will not be permitted if your Rights of Accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your Rights of Accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge -- Rights of Accumulation (ROA)" for information on Rights of Accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by RiverSource Distributors, Inc., if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other RiverSource funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

CLASS R SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4 and Class R5 shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.


--------------------------------------------------------------------------------
                                                                             S.4

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds).

- Bank Trust departments.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R AND CLASS W SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INSTITUTIONS TO ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

For more information, see the SAI.

SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly (not through a separately authorized financial institution). Sales charges vary depending on the amount of your purchase.


--------------------------------------------------------------------------------
S.5

SALES CHARGE* FOR CLASS A SHARES:

                                                              MAXIMUM RE-ALLOWANCE
                           AS A % OF          AS A % OF             AS A % OF
TOTAL MARKET VALUE     PURCHASE PRICE**  NET AMOUNT INVESTED     PURCHASE PRICE
----------------------------------------------------------------------------------
Up to $49,999                5.75%               6.10%                5.00%
$50,000 -- $99,999           4.75                4.99                 4.00
$100,000 -- $249,999         3.50                3.63                 3.00
$250,000 -- $499,999         2.50                2.56                 2.15
$500,000 -- $999,999         2.00                2.04                 1.75
$1,000,000 or more           0.00                0.00                 0.00***


    *Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
   **Purchase price includes the sales charge.
  ***Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $2,999,999; a sales commission up to 0.50% for a sale of $3,000,000 to $9,999,999; and a sales commission up to 0.25% for a sale of $10,000,000 or more.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group, as described below. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

- Your current investment in a fund; and

- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in determining the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and


--------------------------------------------------------------------------------
                                                                             S.6

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.

Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial institution. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.


--------------------------------------------------------------------------------
S.7

Existing ROA Example. Shareholder currently has $60,000 ROA in RiverSource funds. Shareholder completes an LOI to invest $100,000 in RiverSource funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in RiverSource funds' Class A shares in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial institution or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:


- current or retired Board members, officers or employees of RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.



- current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.


- registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.


- portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.



- partners and employees of outside legal counsel to the funds or the funds' directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.


- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

- purchases made:


  - with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource complex of funds;



  - through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or clears trades through a financial intermediary that has, a selling agreement with the distributor;


  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code;

  - through bank trust departments.


--------------------------------------------------------------------------------
                                                                             S.8

- purchases made through "eligible employee benefit plans" created under section 401(a), 401(k), 457 and 403(b) which:



  - have at least $1 million in plan assets at the time of investment;



  - have a plan level or omnibus account that is maintained with the fund or its transfer agent; and



  - transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.



For more information regarding waivers of sales charges for Class A purchases, please see the SAI.


The distributor may, in its sole discretion, authorize the waiver of sales charges for additional purchases or categories of purchases. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.


Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.



Because the current prospectus is available on the fund's website at riversource.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.


CLASS A -- CONTINGENT DEFERRED SALES CHARGE

For Class A shares purchased after Dec. 1, 2008 without a sales charge, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC -- WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:

- To which no sales commission or transaction fee was paid to an authorized financial institution at the time of purchase.

- Purchased through reinvestment of dividends and capital gain distributions.

- In the event of the shareholder's death.

- From a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

- In an account that has been closed because it falls below the minimum account balance.

- That result in mandatory withdrawals from an ERISA plan of a shareholder who is at least 70 1/2 years old.


--------------------------------------------------------------------------------
S.9

- That result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

- Purchased prior to Dec. 1, 2008.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional purchases or categories of purchases. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:           THE CDSC PERCENTAGE RATE IS:*
First year                                              5%
Second year                                             4%
Third year                                              4%
Fourth year                                             3%
Fifth year                                              2%
Sixth year                                              1%
Seventh or eighth year                                  0%


* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.


--------------------------------------------------------------------------------
                                                                            S.10

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial institutions that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death;

- held in trust for an employee benefit plan; or

- held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

  - at least 59 1/2 years old AND

  - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

  - selling under an approved substantially equal periodic payment arrangement.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.


--------------------------------------------------------------------------------
S.11

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5 AND CLASS W -- NO SALES CHARGE. For each of Class I, Class R2, Class R3, Class R4, Class R5 and Class W, there is no initial sales charge or CDSC.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.

You may establish and maintain your account with an authorized financial institution or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts maintained by the fund will be supported by the fund's transfer agent.

 METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS  The financial institution through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL You or the financial institution through which you buy shares may establish an account directly with the fund. To establish an account in this fashion, complete a RiverSource funds account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at riversource.com or may be requested by calling (888) 791-3380. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks,
 -------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                            S.12

BY MAIL (CONT.)

                   money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                   Mail your check and completed application to:

                   REGULAR MAIL RIVERSOURCE FUNDS
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FUNDS
                                C/O BFDS
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------

BY WIRE OR ACH     Fund shares purchased in an account established and
                   maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (888) 791-3380 to notify the fund's transfer agent of the wire and to receive further instructions.

                   If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application.

                   Your bank or financial institution may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY EXCHANGE        Call (888) 791-3380 or send signed written instructions to the address above.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
S.13

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                         FOR ALL FUNDS,                                        RIVERSOURCE 120/20
                         CLASSES AND                                            CONTRARIAN
                         ACCOUNTS EXCEPT                     RIVERSOURCE        EQUITY FUND
                         THOSE LISTED TO                      DISCIPLINED      THREADNEEDLE
                         THE RIGHT         TAX QUALIFIED      SMALL CAP         GLOBAL EXTENDED
                         (NONQUALIFIED)    ACCOUNTS           VALUE FUND        ALPHA FUND       CLASS W

-------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $2,000            $1,000            $5,000            $10,000           $500
-------------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS   $100              $100              $100              $100              None
-------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE*         $300              None              $2,500            $5,000            $500


    *If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
 -------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                         FOR ALL FUNDS,                                        RIVERSOURCE 120/20
                         CLASSES AND                                            CONTRARIAN
                         ACCOUNTS EXCEPT                     RIVERSOURCE        EQUITY FUND
                         THOSE LISTED TO                      DISCIPLINED      THREADNEEDLE
                         THE RIGHT         TAX QUALIFIED      SMALL CAP         GLOBAL EXTENDED
                         (NONQUALIFIED)    ACCOUNTS           VALUE FUND        ALPHA FUND       CLASS W

-------------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT       $100              $100              $5,000            $10,000           $500
-------------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS   $100              $50               $100              $100              None
-------------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE**        None              None              $2,500            $5,000            $500


   **If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
 -------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 10 days to clear. If you request a sale within 10 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.


--------------------------------------------------------------------------------
                                                                            S.14

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial institution process your transaction. If your account is maintained directly with your financial institution, you must contact that financial institution to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS       You can exchange or sell shares by having your financial
                   institution process your transaction. The financial institution through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL            Mail your exchange or sale request to:

                   REGULAR MAIL RIVERSOURCE FUNDS
                                P.O. BOX 8041
                                BOSTON, MA 02266-8041

                   EXPRESS MAIL RIVERSOURCE FUNDS
                                C/O BFDS
                                30 DAN ROAD
                                CANTON, MA 02021-2809

                   Include in your letter:

                   - your name

                   - the name of the fund(s)

                   - your account number

                   - the class of shares to be exchanged or sold

                   - your Social Security number or Employer Identification
                     number

                   - the dollar amount or number of shares you want to exchange or sell

                   - specific instructions regarding delivery or exchange
                     destination

                   - signature(s) of registered account owner(s)

                   - any special documents the transfer agent may require in
                     order to process your order


 -------------------------------------------------------------------------------



--------------------------------------------------------------------------------
S.15

BY MAIL (CONT.)

                   Corporate, trust or partnership accounts may need to send additional documents.

                   Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                   A Medallion Signature Guarantee is required if:

                   - Amount is over $50,000.

                   - You want your check made payable to someone other than
                     yourself.

                   - Your address has changed within the last 30 days.

                   - You want the check mailed to an address other than the
                     address of record.

                   - You want the proceeds sent to a bank account not on file.

                   - You are the beneficiary of the account and the account
                     owner is deceased (additional documents may be required).

                   A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial institution providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                   NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------

BY TELEPHONE       Call (888) 791-3380. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                   Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing to the address above.

                   Payment will be mailed to the address of record and made payable to the names listed on the account.

                   Telephone sale requests are limited to $100,000 per day.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                            S.16

BY WIRE OR ACH     You can wire money from your fund account to your bank
                   account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                   Call (888) 791-3380 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                   A service fee may be charged against your account for each wire sent.

                   Minimum amount: $100

                   Your bank or financial institution may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY SCHEDULED       You may elect to receive regular periodic payments through an
PAYOUT PLAN        automatic sale of shares. See the SAI for more information.

--------------------------------------------------------------------------------

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FUNDS THAT INVEST IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV

--------------------------------------------------------------------------------
S.17

IS CALCULATED. TO THE EXTENT THAT A FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE RIVERSOURCE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial institutions in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial institution, for example, a retirement plan administrator or similar authorized financial institution authorized to distribute the funds, if it determines the policy and procedures of such financial institutions are sufficient to protect the fund and its shareholders.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.


--------------------------------------------------------------------------------
                                                                            S.18

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the new fund.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it.

- Shares of the new fund may not be used on the same day for another exchange or sale.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

- If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of RiverSource funds. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any RiverSource fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to reinvest in the same Class C account and fund

--------------------------------------------------------------------------------
S.19
you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.

In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of foreign securities or small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds. The RiverSource funds use an unaffiliated service provider to assist in determining fair values for foreign securities.


--------------------------------------------------------------------------------
                                                                            S.20

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.


--------------------------------------------------------------------------------
S.21

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91(st) day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91(st) day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are generally mailed in January.


--------------------------------------------------------------------------------
                                                                            S.22

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial institution to determine the availability of the RiverSource funds. RiverSource funds may only be purchased or sold directly or through financial institutions authorized by the distributor to offer the RiverSource funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE FUNDS. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."


Custody Services. JPMorgan Chase Bank, N.A., 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005, provides custody services to the RiverSource funds. In addition to paying the custodian for these services, the RiverSource funds pay for certain transaction fees and out-of-pocket expenses incurred while providing custody services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."



Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, and RiverSource Fund Distributors, Inc., 50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (collectively, the distributor), provide underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans,


--------------------------------------------------------------------------------
S.23
the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

Plan Administration Services. Under a Plan Administration Services Agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

PAYMENTS TO FINANCIAL INSTITUTIONS

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial institutions, including inter-company allocation of resources or payments to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do

--------------------------------------------------------------------------------
                                                                            S.24
not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial institution may elevate the prominence or profile of the fund within the financial institution's organization, and may provide the distributor and its affiliates with preferred access to the financial institution's registered representatives or preferred access to the financial institution's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial institution's pecuniary interest and its duties to its customers, for example, if the financial institution receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial institution or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial institution, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial institution, and the access the distributor or other representatives of the fund may have within the financial institution for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial institution and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial institution charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial institution (e.g., initial platform

--------------------------------------------------------------------------------
S.25
set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial institutions and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of RiverSource fund assets (in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.

The financial institution through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your

--------------------------------------------------------------------------------
                                                                            S.26
financial institution. The SAI contains additional detail regarding payments made by the distributor to financial institutions.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.


AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds which are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts that invest exclusively in RiverSource funds (collectively referred to as "affiliated products"). These affiliated products, individually or collectively, may own a significant percentage of the fund's outstanding shares. The fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, the fund may experience increased expenses as it buys and sells securities to


--------------------------------------------------------------------------------
S.27
manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of the fund, a redemption by one or more affiliated products could cause the fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.


CASH RESERVES. A fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.


FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
                                                                            S.28

RiverSource Funds can be purchased from authorized financial institutions. The fund can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address: riversource.com/funds

You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.

Investment Company Act File #811-5897

TICKER SYMBOL
Class A: ISIAX   Class B: ISIBX   Class R4: ISCYX




(RIVERSOURCE INVESTMENTS LOGO)                                S-6357-99 V (4/09)

                       STATEMENT OF ADDITIONAL INFORMATION

                                  APRIL 1, 2009





RIVERSOURCE BOND SERIES, INC.
  RiverSource Floating Rate Fund
  RiverSource Income Opportunities Fund
  RiverSource Inflation Protected Securities
     Fund
  RiverSource Limited Duration Bond Fund
RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST
  RiverSource California Tax-Exempt Fund
RIVERSOURCE DIMENSIONS SERIES, INC.
  RiverSource Disciplined Small and Mid Cap
     Equity Fund
  RiverSource Disciplined Small Cap Value Fund
RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.
  RiverSource Diversified Bond Fund
RIVERSOURCE EQUITY SERIES, INC.
  RiverSource Mid Cap Growth Fund
RIVERSOURCE GLOBAL SERIES, INC.
  RiverSource Absolute Return Currency and
     Income Fund
  RiverSource Emerging Markets Bond Fund
  RiverSource Global Bond Fund
  RiverSource Global Technology Fund
  Threadneedle Emerging Markets Fund
  Threadneedle Global Equity Fund
  Threadneedle Global Equity Income Fund
  Threadneedle Global Extended Alpha Fund
RIVERSOURCE GOVERNMENT INCOME SERIES, INC.
  RiverSource Short Duration U.S. Government
     Fund
  RiverSource U.S. Government Mortgage Fund
RIVERSOURCE HIGH YIELD INCOME SERIES, INC.
  RiverSource High Yield Bond Fund
RIVERSOURCE INCOME SERIES, INC.
  RiverSource Income Builder Basic Income Fund
  RiverSource Income Builder Enhanced Income
     Fund
  RiverSource Income Builder Moderate Income
     Fund
RIVERSOURCE INTERNATIONAL MANAGERS SERIES,
  INC.
  RiverSource Partners International Select
     Growth Fund
  RiverSource Partners International Select
     Value Fund
  RiverSource Partners International Small Cap
     Fund
RIVERSOURCE INTERNATIONAL SERIES, INC.
  RiverSource Disciplined International Equity
     Fund
  Threadneedle European Equity Fund
  Threadneedle International Opportunity Fund
RIVERSOURCE INVESTMENT SERIES, INC.
  RiverSource Balanced Fund
  RiverSource Disciplined Large Cap Growth
     Fund
  RiverSource Disciplined Large Cap Value Fund
  RiverSource Diversified Equity Income Fund
  RiverSource Mid Cap Value Fund
RIVERSOURCE LARGE CAP SERIES, INC.
  RiverSource Disciplined Equity Fund
  RiverSource Growth Fund
  RiverSource Large Cap Equity Fund
  RiverSource Large Cap Value Fund
RIVERSOURCE MANAGERS SERIES, INC.
  RiverSource Partners Aggressive Growth Fund
  RiverSource Partners Fundamental Value Fund
  RiverSource Partners Select Value Fund
  RiverSource Partners Small Cap Equity Fund
  RiverSource Partners Small Cap Value Fund
RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
  RiverSource Portfolio Builder Aggressive
     Fund
  RiverSource Portfolio Builder Conservative
     Fund
  RiverSource Portfolio Builder Moderate
     Aggressive Fund
  RiverSource Portfolio Builder Moderate
     Conservative Fund
  RiverSource Portfolio Builder Moderate Fund
  RiverSource Portfolio Builder Total Equity
     Fund
  RiverSource S&P 500 Index Fund
  RiverSource Small Company Index Fund
RIVERSOURCE MONEY MARKET SERIES, INC.
  RiverSource Cash Management Fund
RIVERSOURCE SECTOR SERIES, INC.
  RiverSource Dividend Opportunity Fund
  RiverSource Real Estate Fund
RIVERSOURCE SELECTED SERIES, INC.
  RiverSource Precious Metals and Mining Fund
RIVERSOURCE SERIES TRUST
  RiverSource 120/20 Contrarian Equity Fund
  RiverSource Retirement Plus 2010 Fund
  RiverSource Retirement Plus 2015 Fund
  RiverSource Retirement Plus 2020 Fund
  RiverSource Retirement Plus 2025 Fund
  RiverSource Retirement Plus 2030 Fund
  RiverSource Retirement Plus 2035 Fund
  RiverSource Retirement Plus 2040 Fund
  RiverSource Retirement Plus 2045 Fund
RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
  RiverSource Minnesota Tax-Exempt Fund
  RiverSource New York Tax-Exempt Fund
RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.
  RiverSource Strategic Allocation Fund
  RiverSource Strategic Income Allocation Fund
RIVERSOURCE STRATEGY SERIES, INC.
  RiverSource Equity Value Fund
  RiverSource Partners Small Cap Growth Fund
  RiverSource Small Cap Advantage Fund
RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
  RiverSource Tax-Exempt High Income Fund
RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES,
  INC.
  RiverSource Tax-Exempt Money Market Fund
RIVERSOURCE TAX-EXEMPT SERIES, INC.
  RiverSource Intermediate Tax-Exempt Fund
  RiverSource Tax-Exempt Bond Fund



This is the Statement of Additional Information (SAI) for each of the funds listed on the previous page. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus, the date of which can be found in Table 1 of this SAI.


Each fund's financial statements for its most recent fiscal period are contained in the fund's Annual or Semiannual Report to shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities and any applicable Schedule of Affiliated Funds, contained in the Annual Report, are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial institution or write to RiverSource Family of Funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474, call (888) 791-3380 or visit riversource.com/funds.


Each fund is governed by a Board of Directors/Trustees (the "Board") that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the "investment manager" or "RiverSource Investments"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), and other aspects of fund management can be found by referencing the Table of Contents below, or the List of Tables on the following page.

TABLE OF CONTENTS

Fundamental and Nonfundamental Investment Policies..............................    p. 6
Investment Strategies and Types of Investments..................................   p. 11
Information Regarding Risks and Investment Strategies...........................   p. 13
Securities Transactions.........................................................   p. 37
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager....   p. 51
Valuing Fund Shares.............................................................   p. 55
Portfolio Holdings Disclosure...................................................   p. 66
Proxy Voting....................................................................   p. 67
Investing in a Fund.............................................................   p. 70
Selling Shares..................................................................   p. 74
Pay-out Plans...................................................................   p. 75
Capital Loss Carryover..........................................................   p. 76
Taxes...........................................................................   p. 79
Service Providers...............................................................   p. 84
  Investment Management Services................................................   p. 84
  Administrative Services.......................................................  p. 135
  Transfer Agency Services......................................................  p. 139
  Plan Administration Services..................................................  p. 140
  Distribution Services.........................................................  p. 140
  Plan and Agreement of Distribution............................................  p. 143
  Payments to Financial Intermediaries..........................................  p. 148
  Custodian Services............................................................  p. 149
  Board Services Corporation....................................................  p. 150
Organizational Information......................................................  p. 150
Board Members and Officers......................................................  p. 155
Control Persons and Principal Holders of Securities.............................  p. 169
Information Regarding Pending and Settled Legal Proceedings.....................  p. 184
Independent Registered Public Accounting Firm...................................  p. 185
Appendix A: Description of Ratings..............................................  p. A-1
Appendix B: State Risk Factors..................................................  p. B-1
Appendix C: Additional Information about the S&P 500 Index......................  p. C-1
Appendix D: Seligman Funds......................................................  p. D-1





Statement of Additional Information - April 1, 2009                       Page 2




LIST OF TABLES

1.     Fund Fiscal Year Ends, Prospectus Date and Investment Categories...........    p. 4
2.     Fundamental Policies.......................................................    p. 7
3.     Investment Strategies and Types of Investments.............................   p. 11
4.     Total Brokerage Commissions................................................   p. 39
5.     Brokerage Directed for Research and Turnover Rates.........................   p. 42
6.     Securities of Regular Brokers or Dealers...................................   p. 45
7.     Brokerage Commissions Paid to Investment Manager or Affiliates.............   p. 51
8.     Valuing Fund Shares........................................................   p. 55
9.     Class A Sales Charge.......................................................   p. 70
10.    Public Offering Price......................................................   p. 71
11.    Capital Loss Carryover.....................................................   p. 76
12.    Corporate Deduction and Qualified Dividend Income..........................   p. 81
13.    Investment Management Services Agreement Fee Schedule......................   p. 84
14.    PIA Indexes................................................................   p. 92
15A.   Performance Incentive Adjustment Calculation...............................   p. 94
15B.   Performance Incentive Adjustment Calculation...............................   p. 95
16.    Management Fees and Nonadvisory Expenses...................................   p. 96
17.    Subadvisers and Subadvisory Agreement Fee Schedules........................   p. 99
18.    Subadvisory Fees...........................................................  p. 101
19.    Portfolio Managers.........................................................  p. 104
20.    Administrative Services Agreement Fee Schedule.............................  p. 135
21.    Administrative Fees........................................................  p. 137
22.    Sales Charges Paid to Distributor..........................................  p. 140
23.    12b-1 Fees.................................................................  p. 144
24.    Unreimbursed Distribution Expenses.........................................  p. 147
25.    Fund History Table.........................................................  p. 151
26.    Board Members..............................................................  p. 155
27.    Fund Officers..............................................................  p. 156
28.    Committee Meetings.........................................................  p. 158
29.    Board Member Holdings......................................................  p. 159
30.    Board Member Compensation -- All Funds.....................................  p. 165
31.    Board Member Compensation -- Individual Funds..............................  p. 166
32.    Control Persons and Principal Holders of Securities........................  p. 169



The RiverSource Family of Funds includes a comprehensive array of funds from RiverSource Investments, including several Seligman funds. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource family. RiverSource funds, RiverSource Partners funds and Threadneedle funds share the same Board of Directors/Trustees (the Board), and the same policies and procedures including those set forth in the service section. Although the Seligman funds share the same Board, they do not currently have the same policies and procedures, and may not be exchanged for shares of the RiverSource funds, RiverSource Partners funds or Threadneedle funds.


Please reference Appendix D for a complete list of Seligman funds.



Statement of Additional Information - April 1, 2009                       Page 3




   TABLE 1. FUND FISCAL YEAR ENDS, PROSPECTUS DATE AND INVESTMENT CATEGORIES


FUND                                          FISCAL YEAR END   PROSPECTUS DATE   FUND INVESTMENT CATEGORY
---------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                      April 30          June 27, 2008     Equity
---------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income           October 31        Dec. 30, 2008     Taxable fixed income*
---------------------------------------------------------------------------------------------------------------

Balanced                                      September 30      Nov. 28, 2008     Balanced
---------------------------------------------------------------------------------------------------------------

California Tax-Exempt                         August 31**       Oct. 30, 2008     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Cash Management                               July 31           Sept. 29, 2008    Taxable money market
---------------------------------------------------------------------------------------------------------------

Disciplined Equity                            July 31           Sept. 29, 2008    Equity
---------------------------------------------------------------------------------------------------------------

Disciplined International Equity              October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Disciplined Large Cap Growth                  September 30      Nov. 28, 2008     Equity
---------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value                   September 30      Nov. 28, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity          July 31           Sept. 29, 2008    Equity
---------------------------------------------------------------------------------------------------------------

Disciplined Small Cap Value                   July 31           Sept. 29, 2008    Equity
---------------------------------------------------------------------------------------------------------------

Diversified Bond                              August 31         Oct. 30, 2008     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Diversified Equity Income                     September 30      Nov. 28, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Dividend Opportunity                          June 30           Aug. 29, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Emerging Markets Bond                         October 31        Dec. 30, 2008     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Equity Value                                  March 31          May 30, 2008      Equity
---------------------------------------------------------------------------------------------------------------

Floating Rate                                 July 31           Sept. 29, 2008    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Global Bond                                   October 31        Dec. 30, 2008     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Global Technology                             October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Growth                                        July 31           Sept. 29, 2008    Equity
---------------------------------------------------------------------------------------------------------------

High Yield Bond                               May 31            July 30, 2008     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Income Builder Basic Income                   January 31***     April 1, 2009     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Income Builder Enhanced Income                January 31***     April 1, 2009     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Income Builder Moderate Income                January 31***     April 1, 2009     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Income Opportunities                          July 31           Sept. 29, 2008    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Inflation Protected Securities                July 31           Sept. 29, 2008    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Intermediate Tax-Exempt                       November 30       Jan. 29, 2009     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Large Cap Equity                              July 31           Sept. 29, 2008    Equity
---------------------------------------------------------------------------------------------------------------

Large Cap Value                               July 31           Sept. 29, 2008    Equity
---------------------------------------------------------------------------------------------------------------

Limited Duration Bond                         July 31           Sept. 29, 2008    Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Mid Cap Growth                                November 30       Jan. 29, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Mid Cap Value                                 September 30      Nov. 28, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Minnesota Tax-Exempt                          August 31**       Oct. 30, 2008     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

New York Tax-Exempt                           August 31**       Oct. 30, 2008     State tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Partners Aggressive Growth                    May 31            July 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Partners Fundamental Value                    May 31            July 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Partners International Select Growth          October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Partners International Select Value           October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Partners International Small Cap              October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Partners Select Value                         May 31            July 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Partners Small Cap Equity                     May 31            July 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Partners Small Cap Growth                     March 31          May 30, 2008      Equity
---------------------------------------------------------------------------------------------------------------

Partners Small Cap Value                      May 31            July 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Aggressive                  January 31        April 1, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Conservative                January 31        April 1, 2009     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate                    January 31        April 1, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate Aggressive         January 31        April 1, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate Conservative       January 31        April 1, 2009     Fund-of-funds - fixed income
---------------------------------------------------------------------------------------------------------------

Portfolio Builder Total Equity                January 31        April 1, 2009     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Precious Metals and Mining                    March 31          May 30, 2008      Equity
---------------------------------------------------------------------------------------------------------------

Real Estate                                   June 30           Aug. 29, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2010                          April 30          June 27, 2008     Fund-of-funds - equity

---------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                       Page 4





FUND                                          FISCAL YEAR END   PROSPECTUS DATE   FUND INVESTMENT CATEGORY
---------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                          April 30          June 27, 2008     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2020                          April 30          June 27, 2008     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2025                          April 30          June 27, 2008     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2030                          April 30          June 27, 2008     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2035                          April 30          June 27, 2008     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2040                          April 30          June 27, 2008     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

Retirement Plus 2045                          April 30          June 27, 2008     Fund-of-funds - equity
---------------------------------------------------------------------------------------------------------------

S&P 500 Index                                 January 31        April 1, 2009     Equity
---------------------------------------------------------------------------------------------------------------

Short Duration U.S. Government                May 31            July 30, 2008     Taxable fixed income
---------------------------------------------------------------------------------------------------------------

Small Cap Advantage                           March 31          May 30, 2008      Equity
---------------------------------------------------------------------------------------------------------------

Small Company Index                           January 31        April 1, 2009     Equity
---------------------------------------------------------------------------------------------------------------

Strategic Allocation                          September 30      Nov. 28, 2008     Balanced
---------------------------------------------------------------------------------------------------------------

Strategic Income Allocation                   September 30      Nov. 28, 2008     Taxable fixed income*
---------------------------------------------------------------------------------------------------------------

Tax-Exempt Bond                               November 30       Jan. 29, 2009     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Tax-Exempt High Income                        November 30       Jan. 29, 2009     Tax-exempt fixed income
---------------------------------------------------------------------------------------------------------------

Tax-Exempt Money Market                       December 31       Feb. 27, 2009     Tax-exempt money market
---------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets                 October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle European Equity                  October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity                    October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity Income Fund        October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle Global Extended Alpha Fund       October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

Threadneedle International Opportunity        October 31        Dec. 30, 2008     Equity
---------------------------------------------------------------------------------------------------------------

U.S. Government Mortgage                      May 31            July 30, 2008     Taxable fixed income
---------------------------------------------------------------------------------------------------------------




    * The taxable fixed income fund investment category includes Absolute Return Currency and Income Fund, which is an alternative investment strategy. Although Strategic Income Allocation Fund is a taxable fixed income fund, it may invest up to 10% of its portfolio in equity securities.

   ** The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For
      2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended June 30.

  *** The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 to Jan. 31, 2008. For years prior to 2008, the fiscal period ended May 31.



Statement of Additional Information - April 1, 2009                       Page 5




FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDS-OF-FUNDS
Funds-of-funds invest in a combination of underlying funds. These underlying funds have their own investment policies that may be more or less restrictive than the policies of the funds-of-funds. The policies of the underlying funds may permit funds-of-funds to engage in investment strategies indirectly that would otherwise be prohibited under the investment restrictions of the funds-of-funds.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

FOR EACH FUND, THE FUND WILL NOT:

    - Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

    - Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. For funds-of-funds - equity, under current Board policy, the fund has no current intention to lend to a material extent.

    - Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings. For funds-of-funds - equity, under current Board policy, the fund has no current intention to borrow to a material extent.

    - Issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

ADDITIONALLY FOR CASH MANAGEMENT, THE FUND WILL NOT:

    - Buy on margin or sell short or deal in options to buy or sell securities.

    - Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

ADDITIONALLY FOR TAX-EXEMPT MONEY MARKET, THE FUND WILL NOT:

    - Buy on margin or sell short.


ADDITIONALLY FOR DISCIPLINED LARGE CAP VALUE, INCOME BUILDER FUNDS, PORTFOLIO BUILDER FUNDS, THREADNEEDLE GLOBAL EQUITY INCOME AND THREADNEEDLE GLOBAL EXTENDED ALPHA, THE FUNDS WILL NOT:


    - Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.



Statement of Additional Information - April 1, 2009                       Page 6




In addition to the policies described above and any fundamental policy described in the prospectus, the chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A dash indicates that the fund does not have a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                         TABLE 2. FUNDAMENTAL POLICIES

The fund will not:

                                                                 C            D            E
                                                              BUY MORE   INVEST MORE  CONCENTRATE
                                       A            B           THAN         THAN          IN           F
                                  BUY OR SELL  BUY OR SELL   10% OF AN     5% IN AN     ANY ONE    INVEST LESS
FUND                              REAL ESTATE  COMMODITIES     ISSUER       ISSUER      INDUSTRY     THAN 80%
--------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity               A1           B5           C1           D1           E8           --
--------------------------------------------------------------------------------------------------------------
Absolute Return Currency and           A1           B1           --           --           E7           --
  Income
--------------------------------------------------------------------------------------------------------------
Balanced                               A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
California Tax-Exempt                  A1           B1           --           --           --           F1
--------------------------------------------------------------------------------------------------------------
Cash Management                        A3           A3           C1           D1           --           --
--------------------------------------------------------------------------------------------------------------
Disciplined Equity                     A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Disciplined International Equity       A1           B4           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth           A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value            A1           B3           --           --           E1           --
--------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap          A1           B4           C1           D1           E1           --
Equity
--------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value            A1           B4           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Diversified Bond                       A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Diversified Equity Income              A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Dividend Opportunity                   A1           B1           C1           D1           --           --
--------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                  A1           B4           --           --           E5           --
--------------------------------------------------------------------------------------------------------------
Equity Value                           A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Floating Rate                          A1           B4           C1           D1           E6           --
--------------------------------------------------------------------------------------------------------------
Global Bond                            A1           B1           C1           --           E1           --
--------------------------------------------------------------------------------------------------------------
Global Technology                      A1           B1           --           --           --           --
--------------------------------------------------------------------------------------------------------------
Growth                                 A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
High Yield Bond                        A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Income Builder Basic Income*           A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income*        A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income*        A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Income Opportunities                   A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Inflation Protected Securities         A1           B1           --           --           E1           --
--------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                A1           B1           C1           D1           --           F3(i)
--------------------------------------------------------------------------------------------------------------
Large Cap Equity                       A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Large Cap Value                        A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Limited Duration Bond                  A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Mid Cap Growth                         A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Mid Cap Value                          A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                   A1           B1           --           --           --           F1
--------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                    A1           B1           --           --           --           F1
--------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth             A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners Fundamental Value             A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners International Select          A1           B3           C1           D1           E1           --
  Growth
--------------------------------------------------------------------------------------------------------------
Partners International Select          A1           B3           C1           D1           E1           --
  Value
--------------------------------------------------------------------------------------------------------------
Partners International Small Cap       A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners Select Value                  A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity              A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                       Page 7




                                                                 C            D            E
                                                              BUY MORE   INVEST MORE  CONCENTRATE
                                       A            B           THAN         THAN          IN           F
                                  BUY OR SELL  BUY OR SELL   10% OF AN     5% IN AN     ANY ONE    INVEST LESS
FUND                              REAL ESTATE  COMMODITIES     ISSUER       ISSUER      INDUSTRY     THAN 80%
--------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth              A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners Small Cap Value               A1           B3           --           --           E1           --
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive*          A1           B1           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative*        A1           B1           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate*            A1           B1           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate             A1           B1           --           --           E2           --
  Aggressive*
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate             A1           B1           --           --           E2           --
  Conservative*
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity*        A1           B1           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Precious Metals and Mining             A1           B1(ii)       --           --           E3           --
--------------------------------------------------------------------------------------------------------------
Real Estate                            A1           B1           --           --           --           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2010*                  A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2015*                  A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2020*                  A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2025*                  A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2030*                  A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2035*                  A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2040*                  A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2045*                  A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
S&P 500 Index                          A1           B1           --           --           E4           --
--------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government         A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Small Cap Advantage                    A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Small Company Index                    A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Strategic Allocation                   A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Strategic Income Allocation            A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                        A1           B1           C1           D1           --           F3(iii)
--------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                 A1           B1           C1           D1           --           F2
--------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                A2           B2           C1           D1           --           F3
--------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets          A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Threadneedle European Equity           A1           B1           --           --           E1           --
--------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity             A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity             A1           B3           --           --           E1           --
  Income
--------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended           A1           B3           --           --           E1           --
  Alpha
--------------------------------------------------------------------------------------------------------------
Threadneedle International             A1           B1           C1           D1           E1           --
  Opportunity
--------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage               A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------



    * The fund invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund's investment restrictions.
  (i) For purposes of this policy, the fund will not include any investments subject to the alternative minimum tax.
 (ii) Additionally, the fund may purchase gold, silver, or other precious metals, strategic metals or other metals occurring naturally with such metals.
(iii) The fund does not intend to purchase bonds or other debt securities the interest from which is subject to the alternative minimum tax.

A. BUY OR SELL REAL ESTATE
   A1 - The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

   A2 - The fund will not invest in real estate, but the fund can invest in municipal bonds and notes secured by real estate or interest therein. For purposes of this policy, real estate includes real estate limited partnerships.



Statement of Additional Information - April 1, 2009                       Page 8




   A3 - The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

B. BUY OR SELL PHYSICAL COMMODITIES
   B1 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   B2 -   The fund will not invest in commodities or commodity contracts.

   B3 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   B4 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   B5 - The fund will not buy or sell commodities, except that the fund may to the extent consistent with its investment objective(s), invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This restriction does not apply to foreign currency transactions including without limitation forward currency contracts.

C. BUY MORE THAN 10% OF AN ISSUER

   C1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.

D. INVEST MORE THAN 5% IN AN ISSUER
   D1 - The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the fund's total assets may be invested without regard to this 5% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.

E. CONCENTRATE
   E1 - The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission
          (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

   E2 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. The fund itself does not intend to concentrate, however, the aggregation of holdings of the underlying funds may result in the fund indirectly investing more than 25% of its assets in a particular industry. The fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the fund following its investment objectives by investing in the underlying funds.

   E3 - The fund will not invest less than 25% of its total assets in the precious metals industry, based on current market value at the time of purchase, unless market conditions temporarily require a defensive investment strategy.

   E4 - The fund will not concentrate in any one industry unless that industry represents more than 25% of the index tracked by the fund. For all other industries, in accordance with the current interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

   E5 - While the fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign governmental issuer.

   E6 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any


Statement of Additional Information - April 1, 2009                       Page 9




          one industry. For purposes of this restriction, loans will be considered investments in the industry of the underlying borrower, rather than that of the seller of the loan.

   E7 - The fund will not concentrate in any one industry, provided however, that this restriction shall not apply to securities or obligations issued or guaranteed by the U.S. Government, banks or bank holding companies or finance companies. For all other industries, this means that up to 25% of the fund's total assets, based on current market value at the time of purchase, can be invested in any one industry.

   E8 - The fund will not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

F. INVEST LESS THAN 80%
   F1 - The fund will not under normal market conditions, invest less than 80% of its net assets in municipal obligations that are generally exempt from federal income tax as well as respective state and local income tax.

   F2 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and notes issued by or on behalf of state and local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax and is not subject to the alternative minimum tax.

   F3 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following nonfundamental policies are in addition to those described in the prospectus.

FOR FUNDS OTHER THAN MONEY MARKET FUNDS:
    - No more than 15% of the fund's net assets will be held in securities and other instruments that are illiquid.

FOR MONEY MARKET FUNDS:
    - No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.

ADDITIONALLY, REGARDING LIMITING INVESTMENTS IN FOREIGN SECURITIES:

FOR 120/20 CONTRARIAN EQUITY, BALANCED, DISCIPLINED EQUITY, DISCIPLINED LARGE CAP GROWTH, DISCIPLINED LARGE CAP VALUE DISCIPLINED SMALL AND MID CAP EQUITY, DISCIPLINED SMALL CAP VALUE, DIVERSIFIED BOND, DIVERSIFIED EQUITY INCOME, DIVIDEND OPPORTUNITY, EQUITY VALUE, FLOATING RATE, GROWTH, HIGH YIELD BOND, INCOME OPPORTUNITIES, INFLATION PROTECTED SECURITIES, LARGE CAP EQUITY, LARGE CAP VALUE, LIMITED DURATION BOND, MID CAP GROWTH, MID CAP VALUE, PARTNERS AGGRESSIVE GROWTH, PARTNERS FUNDAMENTAL VALUE, PARTNERS SELECT VALUE, PARTNERS SMALL CAP EQUITY, PARTNERS SMALL CAP GROWTH, PARTNERS SMALL CAP VALUE, REAL ESTATE, AND SMALL CAP ADVANTAGE:
    - Up to 25% of the fund's net assets may be invested in foreign investments.

FOR PRECIOUS METALS AND MINING:
    - Under normal market conditions, the fund intends to invest at least 50% of its total assets in foreign investments.

FOR SHORT DURATION U.S. GOVERNMENT AND U.S. GOVERNMENT MORTGAGE:
    - Up to 20% of the fund's net assets may be invested in foreign investments.

FOR STRATEGIC ALLOCATION:
    - The fund may invest its total assets, up to 50%, in foreign investments.



Statement of Additional Information - April 1, 2009                      Page 10




INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments the funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Fund-of-funds invest in a combination of underlying funds, although they may invest directly in stocks, bonds and other securities. These underlying funds have their own investment strategies and types of investments they are allowed to engage in and purchase. Fund-of-funds currently only invest in underlying funds, which may invest directly in securities and engage in investment strategies, indicated in the table below.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

             TABLE 3. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS


                                                         FUNDS-OF-FUNDS -  TAXABLE  TAXABLE  TAX-EXEMPT  TAX-EXEMPT      STATE
                                                            EQUITY AND      FIXED    MONEY      MONEY       FIXED     TAX-EXEMPT
INVESTMENT STRATEGY                    BALANCED  EQUITY    FIXED INCOME     INCOME   MARKET    MARKET      INCOME    FIXED INCOME
---------------------------------------------------------------------------------------------------------------------------------
Agency and government securities           -        -            -            -        -          -           -            -

---------------------------------------------------------------------------------------------------------------------------------
Borrowing                                  -        -            -            -        -         --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Cash/money market instruments              -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Collateralized bond obligations            -       - A           -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Commercial paper                           -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Common stock                               -        -            -           - B       --        --          --           --
---------------------------------------------------------------------------------------------------------------------------------
Convertible securities                     -        -            -           - C       --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Corporate bonds                            -        -            -            -        D         --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Debt obligations                           -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Depositary receipts                        -        -            -            -        --        --          --           --
---------------------------------------------------------------------------------------------------------------------------------
Derivative instruments
(including options and futures)            -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Exchange-traded funds                      -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Floating rate loans                        -       --            -            -        --        --          --           --
---------------------------------------------------------------------------------------------------------------------------------
Foreign currency transactions              -        -            -            -        --        --           -           --
---------------------------------------------------------------------------------------------------------------------------------
Foreign securities                         -        -            -            -        -         --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Funding agreements                         -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
High yield debt securities (junk
bonds)                                     -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Illiquid and restricted securities         -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Indexed securities                         -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Inflation protected securities             -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Inverse floaters                           -        E            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Investment companies                       -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Lending of portfolio securities            -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Loan participations                        -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Mortgage- and asset-backed securities      -       - F           -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                      -        G            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Municipal obligations                      -        -            -            -        --         -           -            -
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                      Page 11




                                                         FUNDS-OF-FUNDS -  TAXABLE  TAXABLE  TAX-EXEMPT  TAX-EXEMPT      STATE
                                                            EQUITY AND      FIXED    MONEY      MONEY       FIXED     TAX-EXEMPT
INVESTMENT STRATEGY                    BALANCED  EQUITY    FIXED INCOME     INCOME   MARKET    MARKET      INCOME    FIXED INCOME
---------------------------------------------------------------------------------------------------------------------------------
Pay-in-kind securities                     -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Preferred stock                            -        -            -           - H       --        --          - H           -
---------------------------------------------------------------------------------------------------------------------------------
Real estate investment trusts              -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                      -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements              -        -            -            -        -         --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Short sales                                I        I            -            I        --        --           I            I
---------------------------------------------------------------------------------------------------------------------------------
Sovereign debt                             -        -            -            -        -         --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Structured investments                     -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Swap agreements                            -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Variable- or floating-rate securities      -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Warrants                                   -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
When-issued securities and forward
commitments                                -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Zero-coupon and step-coupon
securities                                 -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------



A. The following funds are not authorized to invest in collateralized bond obligations: Partners International Select Growth, Partners International Select Value, Partners International Small Cap, Partners Select Value, Partners Small Cap Equity, Partners Small Cap Growth, Partners Small Cap Value, and Small Cap Advantage.

B. The following funds are not authorized to invest in common stock: Short Duration U.S. Government, U.S. Government Mortgage.

C. The following funds are not authorized to invest in convertible securities: Short Duration U.S. Government, U.S. Government Mortgage.

D. While the fund is prohibited from investing in corporate bonds, it may invest in securities classified as corporate bonds if they meet the requirements of Rule 2a-7 of the 1940 Act.

E.    The following funds are authorized to invest in inverse floaters: Real
      Estate.

F. The following funds are not authorized to invest in mortgage- and asset-backed securities: Partners Small Cap Growth, S&P 500 Index, Small Cap Advantage, Small Company Index.

G.    The following funds are authorized to invest in mortgage dollar rolls:
      Real Estate.

H. The following funds are not authorized to invest in preferred stock: Tax-Exempt High Income, Intermediate Tax-Exempt, Tax-Exempt Bond, Short Duration U.S. Government, U.S. Government Mortgage.

I. The funds are not prohibited from engaging in short sales, however, each fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.



Statement of Additional Information - April 1, 2009                      Page 12




INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks for an individual fund, please see that fund's prospectus):

ACTIVE MANAGEMENT RISK. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.

AFFILIATED FUND RISK. For funds-of-funds, the risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds, without taking fees into consideration.

ALLOCATION RISK. For funds-of-funds, the risk that the investment manager's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.

BORROWING RISK. To the extent the fund borrows money for investment purposes, which is commonly referred to as "leveraging," the fund's exposure to fluctuations in the prices of its assets will be increased as compared to the fund's exposure if the fund did not borrow. The fund's borrowing activities will exaggerate any increase or decrease in the net asset value of the fund. In addition, the interest which the fund pays on borrowed money, together with any additional costs of maintaining a borrowing facility, are additional costs borne by the fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the fund compared with what it would have been without borrowing. When the fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its holdings, even though it may be disadvantageous to do so at the time.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

CONFIDENTIAL INFORMATION ACCESS RISK. For funds investing in floating rate loans, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the fund as compared to other floating rate loan investors, and may adversely affect the price the fund pays for the loans it purchases, or the price at which the fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the fund's performance.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.



Statement of Additional Information - April 1, 2009                      Page 13




DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Certain derivatives have the potential for unlimited losses regardless of the size of the initial investment.

DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

For funds-of-funds, although most of the underlying funds are diversified funds, because the fund invests in a limited number of underlying funds, it is considered a non-diversified fund.

EXCHANGE-TRADED FUND (ETF) RISK. The price movement of an ETF may not track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the fund's expenses and similar expenses incurred through ownership of the ETF.

FOREIGN/EMERGING MARKETS RISK. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency


Statement of Additional Information - April 1, 2009                      Page 14




devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

For state-specific funds. Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax- exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. See Appendix B for details. The value of municipal securities owned by a fund also may be adversely affected by future changes in federal or state income tax laws.

In addition, because of the relatively small number of issuers of tax-exempt securities, the fund may invest a higher percentage of its assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.

HIGHLY LEVERAGED TRANSACTIONS RISK. Certain corporate loans and corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. These investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the fund's investment manager upon its credit analysis to be a suitable investment by the fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

INDEXING RISK. For funds that are managed to an index, the fund's performance will rise and fall as the performance of the index rises and falls.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INITIAL PUBLIC OFFERING (IPO) RISK. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as a fund increases in size, the impact of IPOs on the fund's performance will generally decrease. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LEVERAGE RISK. Leverage occurs when the fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the fund's short sales effectively leverage the fund's assets. The use of leverage may make any change in the fund's


Statement of Additional Information - April 1, 2009                      Page 15




net asset value ("NAV") even greater and thus result in increased volatility of returns. The fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the fund's overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SHORT SALES RISK. The fund may make short sales, which involves selling a security the fund does not own in anticipation that the security's price will decline. The fund must borrow those securities to make delivery to the buyer. The fund may not always be able to borrow a security it wants to sell short. The fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the fund. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. The fund may also be required to close out a short position at a time when it might not otherwise choose, for example, if the lender of the security calls it back, which may have the effect of reducing or eliminating potential gain, or cause the fund to realize a loss. Short positions introduce more risk to the fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Additionally, the fund's use of short sales in effect "leverages" the fund, as the fund intends to use the cash proceeds from short sales to invest in additional long positions. This leverage effect potentially exposes the fund to greater risks due to unanticipated market movements, which may magnify losses and increase the volatility of returns. See Leverage Risk and Market Risk.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TAX RISK. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value up to the Fund's total net assets. Although foreign currency gains currently constitute "qualifying income" the Treasury Department has the authority to issue regulations


Statement of Additional Information - April 1, 2009                      Page 16




excluding from the definition of "qualifying incomes" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund's Board of Directors may authorize a significant change in investment strategy or Fund liquidation.

TRACKING ERROR RISK. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

UNDERLYING FUND SELECTION RISK. For funds-of-funds, the risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES
The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation(*) (FHLMC), Federal National Mortgage Association(*) (FNMA), Student Loan Marketing Association
(SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

BORROWING
If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the fund's NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.



Statement of Additional Information - April 1, 2009                      Page 17




Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk.

    * On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed the FHLMC and FNMA into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate the enterprises until they are stabilized.

CASH/MONEY MARKET INSTRUMENTS
Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Bankers' acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

Bank certificates of deposit are certificates issued against funds deposited in a bank (including eligible foreign branches of U.S. banks), are for a definite period of time, earn a specified rate of return and are normally negotiable.


A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource Family of Funds and other institutional clients of RiverSource Investments.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

COLLATERALIZED BOND OBLIGATIONS
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk and Prepayment and Extension Risk.

COMMERCIAL PAPER
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

COMMON STOCK
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.



Statement of Additional Information - April 1, 2009                      Page 18




Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

CONVERTIBLE SECURITIES
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS
Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)



Statement of Additional Information - April 1, 2009                      Page 19




Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS
Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS
Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward- based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the


Statement of Additional Information - April 1, 2009                      Page 20




security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.



Statement of Additional Information - April 1, 2009                      Page 21




Options on Indexes. Options on indexes are securities traded on national securities exchanges. An option on an index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Options may also be traded with respect to other types of indexes, such as options on indexes of commodities futures.

Currency Options. Options on currencies are contracts that give the buyer the right, but not the obligation, to buy (call options) or sell (put options) a specified amount of a currency at a predetermined price (strike rate) on or before the option matures (expiry date). Conversely, the seller has the obligation to buy or sell a currency option upon exercise of the option by the purchaser. Currency options are traded either on a national securities exchange or over-the-counter.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The Internal Revenue Service (IRS) has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.



Statement of Additional Information - April 1, 2009                      Page 22




Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.

EXCHANGE-TRADED FUNDS
Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indices the ETFs are designed to replicate, including Market Risk. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

FLOATING RATE LOANS
Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. Under current market conditions, most of the corporate loans purchased by the fund will represent loans made to highly leveraged corporate borrowers. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.



Statement of Additional Information - April 1, 2009                      Page 23




Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund's portfolio. Possession of such information may in some instances occur despite the investment manager's efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager's client accounts collectively held only a single category of the issuer's securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

FOREIGN CURRENCY TRANSACTIONS
Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge


Statement of Additional Information - April 1, 2009                      Page 24




the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

Absolute Return Currency and Income Fund is designed to invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. This strategy may also be employed by other funds. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

For Absolute Return Currency and Income Fund, it is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that the fund may have to limit or restructure its forward contract currency transactions to qualify as a "regulated investment company" under the Internal Revenue Code.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.



Statement of Additional Information - April 1, 2009                      Page 25




As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in


Statement of Additional Information - April 1, 2009                      Page 26




response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

FOREIGN SECURITIES
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities.

Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

FUNDING AGREEMENTS
A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.



Statement of Additional Information - April 1, 2009                      Page 27




HIGH-YIELD DEBT SECURITIES (JUNK BONDS)
High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

ILLIQUID AND RESTRICTED SECURITIES
Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time- consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.

INDEXED SECURITIES
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise


Statement of Additional Information - April 1, 2009                      Page 28




or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

INFLATION PROTECTED SECURITIES
Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation- protected securities include: Interest Rate Risk and Market Risk.

INITIAL PUBLIC OFFERINGS (IPOS)
Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Sized Company Risk and Initial Public Offering (IPO) Risk.

INVERSE FLOATERS
Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely


Statement of Additional Information - April 1, 2009                      Page 29




with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust's assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust's underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

INVESTMENT COMPANIES
Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

LENDING OF PORTFOLIO SECURITIES
A fund may lend certain of its portfolio securities. The current policy of the Board is to make these loans, either long- or short-term, to broker-dealers. Loans will be structured in a manner that will enable a fund to call the loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund's investment in the loaned security. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the Board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk.

LOAN PARTICIPATIONS
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

MORTGAGE- AND ASSET-BACKED SECURITIES
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental


Statement of Additional Information - April 1, 2009                      Page 30




credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity. The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset- backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

MORTGAGE DOLLAR ROLLS
Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

MUNICIPAL OBLIGATIONS
Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax


Statement of Additional Information - April 1, 2009                      Page 31




and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

PREFERRED STOCK
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

REAL ESTATE INVESTMENT TRUSTS
Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.



Statement of Additional Information - April 1, 2009                      Page 32




REPURCHASE AGREEMENTS
Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

SHORT SALES
In short selling transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a fund must borrow the security to make delivery to the buyer. A fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit linked instruments, and swap contracts.

A fund may not always be able to borrow a security it wants to sell short. A fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a fund will fluctuate in response to the movements in the market. Fund performance also will depend on the effectiveness of the investment manager's research and the management team's investment decisions.

Short sales also involve other costs. A fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a fund may be required to pay a premium. A fund also will incur truncation costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a fund may be required to pay in connection with the short sale. Until a fund closes the short position, it will earmark and reserve fund assets, in cash or liquid securities to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk and Short Sales Risk.

SOVEREIGN DEBT
A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.



Statement of Additional Information - April 1, 2009                      Page 33




Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

STRUCTURED INVESTMENTS
A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

SWAP AGREEMENTS
Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the


Statement of Additional Information - April 1, 2009                      Page 34




beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write
(sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer's bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or "earmark" cash or other liquid assets, or enter into certain


Statement of Additional Information - April 1, 2009                      Page 35




offsetting positions, with a value at least equal to the fund's exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or "earmark" cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or "earmarking" will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or "earmarking" will not limit the fund's exposure to loss.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

VARIABLE- OR FLOATING-RATE SECURITIES
Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk.

WARRANTS
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.



Statement of Additional Information - April 1, 2009                      Page 36




Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero- coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management agreements, the investment manager or subadviser is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and RiverSource Distributors, Inc. (principal underwriter and distributor of the Funds) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

BROKER-DEALER SELECTION
In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security's trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

COMMISSION DOLLARS
Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as "soft dollars," generated by transactions in fund accounts.



Statement of Additional Information - April 1, 2009                      Page 37




The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple RiverSource accounts, including the funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular account or fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's or subadviser's overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A "step-out" is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of fund commissions falls within the "safe harbor" of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes ("mixed use" items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that fund commissions pay only for the investment decision-making portion of a mixed-use item.

TRADE AGGREGATION AND ALLOCATION
Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

The investment manager has portfolio management teams in its Minneapolis and Los Angeles offices that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise


Statement of Additional Information - April 1, 2009                      Page 38




be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in Minneapolis and Los Angeles, it operates in this structure subject to its duty to seek best execution.

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                      TABLE 4. TOTAL BROKERAGE COMMISSIONS



                                      TOTAL BROKERAGE COMMISSIONS
------------------------------------------------------------------------------------------------------
FUND                                                          2009          2008          2007
------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------
Income Builder Basic Income                               $         0   $         0(a) $         0
------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                                      0             0(a)           0
------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                                      0             0(a)           0
------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                                        0             0              0
------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                                      0             0              0
------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                                          0             0              0
------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                               0             0              0
------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                             0             0              0
------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                                      0             0              0
------------------------------------------------------------------------------------------------------
S&P 500 Index                                                  16,486        40,706         21,050
------------------------------------------------------------------------------------------------------
Small Company Index                                           123,243       108,360         56,843
------------------------------------------------------------------------------------------------------

                                                              2008          2007          2006
------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------
Equity Value                                                  591,525       773,828        721,284
------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                                     581,945       850,077      1,410,791
------------------------------------------------------------------------------------------------------
Precious Metals and Mining                                    960,159       494,184        801,550
------------------------------------------------------------------------------------------------------
Small Cap Advantage                                         2,546,419     3,585,711      3,379,812
------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                                       38,557(b)        N/A            N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                                0             0(c)         N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                                0             0(c)         N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                                0             0(c)         N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                                0             0(c)         N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                                0             0(c)         N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                                0             0(c)         N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                                0             0(c)         N/A
------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                                0             0(c)         N/A
------------------------------------------------------------------------------------------------------


FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------
High Yield Bond                                                     0             0              0
------------------------------------------------------------------------------------------------------
Partners Aggressive Growth                                    859,002     1,160,632        556,410
------------------------------------------------------------------------------------------------------
Partners Fundamental Value                                    292,900       217,139        346,840
------------------------------------------------------------------------------------------------------
Partners Select Value                                         838,472     1,757,678        445,429
------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                                     519,535       455,170        459,451
------------------------------------------------------------------------------------------------------
Partners Small Cap Value                                    1,179,158     1,422,160      2,624,255
------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                 43,210        42,504         24,483
------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                       17,640        10,386          6,379

------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                      Page 39





                                      TOTAL BROKERAGE COMMISSIONS
------------------------------------------------------------------------------------------------------
FUND                                                          2008          2007          2006
------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------
Dividend Opportunity                                      $   412,022   $   576,524    $   456,446
------------------------------------------------------------------------------------------------------
Real Estate                                                   173,705       187,309        152,782
------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------
Cash Management                                                     0             0              0
------------------------------------------------------------------------------------------------------
Disciplined Equity                                          1,951,255     1,577,337        987,624
------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                          124,754       156,759          8,916(d)
------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                                    75,041        64,928         33,110(e)
------------------------------------------------------------------------------------------------------
Floating Rate                                                     861             0              0(e)
------------------------------------------------------------------------------------------------------
Growth                                                     10,366,547    12,096,184     10,375,981
------------------------------------------------------------------------------------------------------
Income Opportunities                                                0             0              0
------------------------------------------------------------------------------------------------------
Inflation Protected Securities                                 11,586             0              0
------------------------------------------------------------------------------------------------------
Large Cap Equity                                           10,502,917    15,040,354      9,944,390
------------------------------------------------------------------------------------------------------
Large Cap Value                                                61,073        88,935        138,363
------------------------------------------------------------------------------------------------------
Limited Duration Bond                                           4,138         5,172          4,006
------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------
California Tax-Exempt                                           1,938         4,143            666(f)
------------------------------------------------------------------------------------------------------
Diversified Bond                                              111,876        91,815        108,055
------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                            3,418         7,293          1,254(f)
------------------------------------------------------------------------------------------------------
New York Tax-Exempt                                               724         1,524            255(f)
------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------
Balanced                                                      493,156       567,773        420,523
------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                                  150,374        45,978(g)         N/A
------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value                                     6,631(h)        N/A            N/A
------------------------------------------------------------------------------------------------------
Diversified Equity Income                                   4,085,552     3,790,954      2,923,490
------------------------------------------------------------------------------------------------------
Mid Cap Value                                               1,672,775     1,219,474      1,354,225
------------------------------------------------------------------------------------------------------
Strategic Allocation                                        1,049,954     1,425,483        638,067
------------------------------------------------------------------------------------------------------
Strategic Income Allocation                                    17,707         6,639(g)         N/A
------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                                 0             0              0(i)
------------------------------------------------------------------------------------------------------
Disciplined International Equity                              514,960       547,910         60,738(j)
------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                               0             0              0(k)
------------------------------------------------------------------------------------------------------
Global Bond                                                    18,925        17,268          9,664
------------------------------------------------------------------------------------------------------
Global Technology                                             471,967     1,027,281      1,237,181
------------------------------------------------------------------------------------------------------
Partners International Select Growth                        1,690,066     1,932,330      1,265,256
------------------------------------------------------------------------------------------------------
Partners International Select Value                         1,558,333     1,426,926      1,533,794
------------------------------------------------------------------------------------------------------
Partners International Small Cap                              270,663       353,096        366,091
------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                               3,346,690     3,361,865      3,017,380
------------------------------------------------------------------------------------------------------
Threadneedle European Equity                                  396,474       282,104        160,239
------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                                  1,185,084     1,474,583      1,249,847
------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                               5,030(l)        N/A            N/A
------------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha                              6,647(l)        N/A            N/A
------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                      1,020,584     1,150,182        989,118

------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                      Page 40




                                      TOTAL BROKERAGE COMMISSIONS
------------------------------------------------------------------------------------------------------
FUND                                                          2008          2007          2006
------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                   $       684   $     2,175    $       438
------------------------------------------------------------------------------------------------------
Mid Cap Growth                                              2,165,273     2,813,784      1,867,241
------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                                 6,431        19,450          4,257
------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                         24,531        74,062         17,679
------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                             0             0              0
------------------------------------------------------------------------------------------------------



(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.




(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.



(c) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.



(d) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.



(e) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.



(f) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.



(g) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.



(h) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.



(i) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.



(j) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.



(k) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.



(l) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.




Statement of Additional Information - April 1, 2009                      Page 41




For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

           TABLE 5. BROKERAGE DIRECTED FOR RESEARCH AND TURNOVER RATES



----------------------------------------------------------------------------------------------------------------------
                                            BROKERAGE DIRECTED FOR RESEARCH*
                                         -------------------------------------
                                                                  AMOUNT OF                   TURNOVER RATES
                                             AMOUNT OF           COMMISSIONS     -------------------------------------
FUND                                       TRANSACTIONS        IMPUTED OR PAID            2009              2008
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income(a)            $            0(b)      $        0(b)              39%               19%
----------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income(a)                      0(b)               0(b)              36                24
----------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income(a)                      0(b)               0(b)              40                19
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                           0(b)               0(b)              35                40
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                         0(b)               0(b)              27                29
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                             0(b)               0(b)              34                27
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                  0(b)               0(b)              33                33
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                0(b)               0(b)              29                31
----------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                         0(b)               0(b)              28                31
----------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                          0                  0                  5                 4
----------------------------------------------------------------------------------------------------------------------
Small Company Index                                    0                  0                 23                14
----------------------------------------------------------------------------------------------------------------------
                                                                                          2008              2007
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------------------------------
Equity Value                                  62,307,537             72,239                 25                37
----------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                     84,593,491             36,661                122               119
----------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining                    50,317,759             38,416                241(c)            114
----------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                          113,545,867            207,170                179               158
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                          86,825(d)              53                 23(d)            N/A
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                   0(b)               0(b)              92                80(e)
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                   0(b)               0(b)              47                48(e)
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                   0(b)               0(b)              50                40(e)
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                   0(b)               0(b)              41                37(e)
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                   0(b)               0(b)              50                32(e)
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                   0(b)               0(b)              44                38(e)
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                   0(b)               0(b)              52                33(e)
----------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                   0(b)               0(b)              50                57(e)
----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------------------------------
High Yield Bond                                        0                  0                 64                95
----------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth                    74,286,129             54,797                141               163
----------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value                             0                  0                 14                12
----------------------------------------------------------------------------------------------------------------------
Partners Select Value                        111,988,669            113,732                 88               159(f)
----------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                      5,029,719              7,350                106                70
----------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                     474,998,456             70,029                 45                58
----------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                         0                  0                209               168
----------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                               0                  0                354(g)            306(g)

----------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                      Page 42




----------------------------------------------------------------------------------------------------------------------
                                            BROKERAGE DIRECTED FOR RESEARCH*
                                         -------------------------------------
                                                                  AMOUNT OF                   TURNOVER RATES
                                             AMOUNT OF           COMMISSIONS     -------------------------------------
FUND                                       TRANSACTIONS        IMPUTED OR PAID            2008              2007
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                      $   15,749,145         $   54,405                 20%               17%
----------------------------------------------------------------------------------------------------------------------
Real Estate                                    1,084,912                605                 52                38
----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------------------------------
Cash Management                                        0                  0                N/A               N/A
----------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                     0                  0                 58                62
----------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                   0                  0                 56                84
----------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                            0                  0                 87               127
----------------------------------------------------------------------------------------------------------------------
Floating Rate                                          0                  0                 43                91
----------------------------------------------------------------------------------------------------------------------
Growth                                     1,339,656,389          1,904,948                112                98
----------------------------------------------------------------------------------------------------------------------
Income Opportunities                                   0                  0                 75               122
----------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                         0                  0                 59                76
----------------------------------------------------------------------------------------------------------------------
Large Cap Equity                           1,378,682,998          1,744,468                 68                66
----------------------------------------------------------------------------------------------------------------------
Large Cap Value                                9,016,509             10,770                 24                35
----------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                  0                  0                218(h)            263
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------------
California Tax-Exempt(i)                               0                  0                 49                62
----------------------------------------------------------------------------------------------------------------------
Diversified Bond                                       0                  0                226               295
----------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt(i)                                0                  0                 23                26
----------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt(i)                                 0                  0                 31                28
----------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------------------------------
Balanced                                      67,135,127             86,479                105               124
----------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                           0                  0                 70                21(j)
----------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value                            0(k)               0(k)               6(k)            N/A
----------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                    557,479,269            554,662                 31                31
----------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                200,044,593            196,118                 34                24
----------------------------------------------------------------------------------------------------------------------
Strategic Allocation                                   0                  0                123               123
----------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation                            0                  0                137                70
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                    0                  0                 39                36
----------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                       0                  0                 61                47
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                  0                  0                 82                41
----------------------------------------------------------------------------------------------------------------------
Global Bond                                            0                  0                 75                77
----------------------------------------------------------------------------------------------------------------------

Global Technology                             20,896,126             37,913                 81               167
----------------------------------------------------------------------------------------------------------------------
Partners International Select Growth          97,589,551            156,876                 85               104
----------------------------------------------------------------------------------------------------------------------
Partners International Select Value          559,869,117            309,044                 40                28
----------------------------------------------------------------------------------------------------------------------
Partners International Small Cap                       0                  0                 87                96
----------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                          0                  0                133               125
----------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                           0                  0                180               114
----------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity                             0                  0                 97               100
----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                      0(l)               0(l)              10(l)            N/A
----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha                     0(l)               0(l)              36(l)            N/A
----------------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                 0                  0                 78                84
----------------------------------------------------------------------------------------------------------------------





Statement of Additional Information - April 1, 2009                      Page 43




------------------------------------------------------------------------------------------------------------------------
                                              BROKERAGE DIRECTED FOR RESEARCH*
                                           -------------------------------------
                                                                    AMOUNT OF                   TURNOVER RATES
                                               AMOUNT OF           COMMISSIONS     -------------------------------------
FUND                                         TRANSACTIONS        IMPUTED OR PAID            2008              2007
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                       $         0            $     0                  36%               53%
------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 54,423,999             96,049                  76                87
------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                         0                  0                  37                51
------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                  0                  0                  37                47
------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                 0                  0                 N/A               N/A
------------------------------------------------------------------------------------------------------------------------



      * Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research. RiverSource also receives proprietary research from brokers, but these amounts have not been included in the table.
    (a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.
    (b) The underlying funds may have directed transactions to firms in exchange for research services.
    (c) Higher turnover rates may result in higher brokerage expenses and taxes. The higher turnover rate can be primarily attributed to repositioning the fund to a smaller number of holdings as it worked through risk management and secondarily, market volatility made up the balance of the turnover rate.
    (d) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
    (e) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
    (f) The turnover rate increase from 2006 was the result of a change in subadvisers during the fiscal period.
    (g) A significant portion of the turnover was the result of "roll" transactions in the liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, we expect this activity to enhance the returns on the overall fund.
    (h) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 124% for the year ended July 31, 2008.
    (i) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.
    (j) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
    (k) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
    (l) For the period from Aug. 1, 2008 (when the Fund became available) to Oct. 31, 2008.



Statement of Additional Information - April 1, 2009                      Page 44




As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

               TABLE 6. SECURITIES OF REGULAR BROKERS OR DEALERS



                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                     None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                    None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                      None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive           None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative         None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                   Ameriprise Financial                            $     65,185
                                                --------------------------------------------------------------------
                                                Charles Schwab                                       190,015
                                                --------------------------------------------------------------------
                                                Citigroup                                            289,179
                                                --------------------------------------------------------------------
                                                E*Trade Financial                                      9,587
                                                --------------------------------------------------------------------
                                                Franklin Resources                                   109,671
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                  533,707
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                               1,423,202
                                                --------------------------------------------------------------------
                                                Legg Mason                                            34,047
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       321,071
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                         207,965
--------------------------------------------------------------------------------------------------------------------
Small Company Index                             Investment Technology Group                        1,062,970
                                                --------------------------------------------------------------------
                                                LaBranche & Co.                                      408,547
                                                --------------------------------------------------------------------
                                                optionsXpress                                        525,824
                                                --------------------------------------------------------------------
                                                Piper Jaffray Companies                              490,510
--------------------------------------------------------------------------------------------------------------------
                                                Stifel Financial                                   1,019,664
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------
Equity Value                                    Citigroup                                          7,790,004
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                               7,116,343
--------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                       Investment Technology Group                        1,107,259
                                                --------------------------------------------------------------------
                                                optionsXpress Holdings                               531,170
--------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining                      None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                             Investment Technology Group                          507,980
                                                --------------------------------------------------------------------
                                                optionsXpress Holdings                               890,530
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                        Citigroup                                            757,493
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                            None                                                     N/A

--------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                      Page 45





                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------
High Yield Bond                                 None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth                      None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value                      Citigroup                                       $  4,183,179
                                                --------------------------------------------------------------------
                                                E*TRADE Financial                                    234,643
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              33,857,771
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                4,984,920
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     3,640,571
--------------------------------------------------------------------------------------------------------------------
Partners Select Value                           None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                       Eaton Vance                                        1,570,095
                                                --------------------------------------------------------------------
                                                Knight Capital Group Cl A                             65,220
                                                --------------------------------------------------------------------
                                                optionsXpress Holdings                             1,281,324
--------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                        Knight Capital Group Cl A                          1,312,597
--------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                  Morgan Stanley Mortgage Loan Trust                 3,369,665
--------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                        ChaseFlex Trust                                      505,036
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                         2,982,060
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                2,944,373
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                            883,204
                                                --------------------------------------------------------------------
                                                JPMorgan Mortgage Trust                              820,077
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mortgage Loan Trust                   883,637
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                            Citigroup                                         23,201,974
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                               32,663,485
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              22,009,110
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                       3,911,464
--------------------------------------------------------------------------------------------------------------------
Real Estate                                     None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------
Cash Management                                 Bear Stearns Companies                            25,000,000
                                                --------------------------------------------------------------------
                                                Citigroup Funding                                196,618,680
                                                --------------------------------------------------------------------
                                                Credit Suisse NY                                 146,620,740
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                               25,000,000
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                             136,841,050
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                         80,100,000
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                              152,998,540
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                    20,720,382
--------------------------------------------------------------------------------------------------------------------

Disciplined Equity                              Charles Schwab                                     4,016,005
                                                --------------------------------------------------------------------
                                                Citigroup                                         89,269,962
                                                --------------------------------------------------------------------
                                                E*TRADE                                              773,132
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                4,770,869
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              41,756,101
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                          7,515,746
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                               19,815,362
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                    39,406,764
--------------------------------------------------------------------------------------------------------------------

Disciplined Small Cap Value                     Knight Capital Group Cl A                            145,822
                                                --------------------------------------------------------------------
                                                Piper Jaffray Companies                               63,829
                                                --------------------------------------------------------------------
                                                Westwood Holdings Group                              134,188
--------------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity            Knight Capital Group Cl A                             72,493

--------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                      Page 46





                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
Floating Rate                                   Ameritrade Holding Corp.                        $    745,332
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mtg Securities               943,533
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                         1,952,180
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                      855,783
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                            963,838
                                                --------------------------------------------------------------------
                                                Merrill Lynch Mtge Trust                           1,153,729
                                                --------------------------------------------------------------------
                                                Nuveen Investments                                 1,658,970
--------------------------------------------------------------------------------------------------------------------

Growth                                          Lehman Brothers Holdings*                          6,021,142
--------------------------------------------------------------------------------------------------------------------

Income Opportunities                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

Inflation Protected Securities                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

Large Cap Equity                                Citigroup                                         26,071,447
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                               22,551,709
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              47,861,246
                                                --------------------------------------------------------------------
                                                Legg Mason                                         4,714,454
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                         19,819,100
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                4,367,136
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                    17,105,697
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                       7,082,875
--------------------------------------------------------------------------------------------------------------------

Large Cap Value                                 Citigroup                                            878,430
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                  326,303
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                               1,210,083
                                                --------------------------------------------------------------------
                                                Legg Mason                                           111,487
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                            366,723
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  173,678
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       465,824
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                         288,083
--------------------------------------------------------------------------------------------------------------------

Limited Duration Bond                           Bear Stearns Adjustable Rate Mortgage
                                                Trust                                                872,823
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mtg Securities               641,299
                                                --------------------------------------------------------------------
                                                ChaseFlex Trust                                      248,077
                                                --------------------------------------------------------------------
                                                Citigroup                                          1,259,000
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mtge Trust                      696,777
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                           170,687
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                  278,727
                                                --------------------------------------------------------------------
                                                Credit Suisse NY                                     226,272
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                      676,454
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                            799,079
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                                 991,462
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Commercial Mtge
                                                Securities                                         3,563,196
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mtge Trust                       1,587,416
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                            544,494
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  706,410
                                                --------------------------------------------------------------------
                                                Merrill Lynch Mtge Trust                             122,321
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       944,154
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                             692,480
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mtge Loan Trust                       840,855

--------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                      Page 47





                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                           None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Diversified Bond                                Bear Stearns Adjustable Rate Mortgage
                                                Trust                                           $ 17,436,578
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mtg Securities            21,099,342
                                                --------------------------------------------------------------------
                                                ChaseFlex Trust                                    1,571,241
                                                --------------------------------------------------------------------
                                                Citigroup                                         28,310,330
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mtge Trust                   14,460,744
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                         3,136,137
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                5,831,624
                                                --------------------------------------------------------------------
                                                Credit Suisse NY                                   4,591,057
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                   14,248,373
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                         13,047,600
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Bank                                8,319,926
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Commercial Mtge
                                                Securities                                        69,173,902
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              16,062,237
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mtge Trust                      30,843,436
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                         12,531,597
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                               13,901,778
                                                --------------------------------------------------------------------
                                                Merrill Lynch Mtge Trust                           3,496,976
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                    16,923,975
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                          16,818,388
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mtge Loan Trust                    14,352,406
--------------------------------------------------------------------------------------------------------------------

Minnesota Tax-Exempt                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

New York Tax-Exempt                             None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------
Balanced                                        Bear Stearns Adjustable Rate Mortgage
                                                Trust                                              2,056,495
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mtg Securities             2,433,377
                                                --------------------------------------------------------------------
                                                ChaseFlex Trust                                      950,665
                                                --------------------------------------------------------------------
                                                Citigroup                                         11,143,567
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mtge Trust                    1,597,731
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                           352,251
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                  641,835
                                                --------------------------------------------------------------------
                                                Credit Suisse NY                                     336,023
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                      618,807
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                2,224,256
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                          1,093,832
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              13,228,624
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Bank                                  485,791
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Commercial Mtge
                                                Securities                                         5,788,325
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mtge Trust                       3,548,011
                                                --------------------------------------------------------------------
                                                Legg Mason                                           378,164
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                             93,125
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                2,155,227
                                                --------------------------------------------------------------------
                                                Merrill Lynch Mtge Trust                             222,584
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     1,939,572
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                           1,954,402
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                       2,794,751
--------------------------------------------------------------------------------------------------------------------

Disciplined Large Cap Growth                    Goldman Sachs Group                                2,407,041
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                1,031,582
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     2,026,438

--------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                      Page 48





                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value                     Citigroup                                       $    465,556
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                                587
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  131,307
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                        89,056
--------------------------------------------------------------------------------------------------------------------

Diversified Equity Income                       Citigroup                                         40,913,779
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              49,760,204
--------------------------------------------------------------------------------------------------------------------

Mid Cap Value                                   None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

Strategic Allocation                            Bear Stearns Commercial Mortgage
                                                Securities                                         3,562,336
                                                --------------------------------------------------------------------
                                                Charles Schwab                                     1,763,164
                                                --------------------------------------------------------------------
                                                Citigroup                                         30,594,415
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mortgage Trust                1,642,261
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mortgage Trust                                     2,042,743
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                  641,835
                                                --------------------------------------------------------------------
                                                CS First Boston Mortgage Securities                4,882,828
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                  994,048
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                          1,523,546
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                              16,986,581
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Commercial Mortgage
                                                Securities                                         6,446,223
                                                --------------------------------------------------------------------
                                                Knight Capital Group Cl A                             73,899
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mortgage Trust                   4,304,264
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                             29,688
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                6,168,171
                                                --------------------------------------------------------------------
                                                Merrill Lynch Mortgage Trust                         927,435
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     7,342,576
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                           1,337,566
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mortgage Loan Trust                 1,512,553
--------------------------------------------------------------------------------------------------------------------

Strategic Income Allocation                     Ameritrade Holding Corp. - subsidiary                594,322
                                                --------------------------------------------------------------------
                                                Bear Stearns Adjustable Rate Mortgage
                                                Trust                                                203,614
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mortgage
                                                Securities                                           909,594
                                                --------------------------------------------------------------------
                                                Charles Schwab                                        25,090
                                                --------------------------------------------------------------------
                                                Citigroup                                            720,374
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mortgage Trust                                       939,180
                                                --------------------------------------------------------------------
                                                CS First Boston Mortgage Securities                1,639,456
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                   34,304
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                                 217,669
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Commercial Mortgage
                                                Securities                                         1,875,303
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                             11,788
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  158,624
                                                --------------------------------------------------------------------
                                                Merrill Lynch Mortgage Trust                         366,194
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       555,840
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                             119,467
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mortgage Loan Trust                   756,276
                                                --------------------------------------------------------------------
                                                Nuveen Investments                                   105,610

--------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                      Page 49





                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income             Bear Stearns Companies                          $    745,926
                                                --------------------------------------------------------------------
                                                Citigroup                                            619,416
                                                --------------------------------------------------------------------
                                                Credit Suisse First Boston USA                       636,727
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                          2,521,127
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Commercial Mortgage
                                                Securities                                           849,854
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                             75,200
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       633,832
                                                --------------------------------------------------------------------
                                                Morgan Stanley, Dean Witter Capital 1              1,167,921
--------------------------------------------------------------------------------------------------------------------

Disciplined International Equity                None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

Emerging Markets Bond                           Morgan Stanley                                     1,258,573
--------------------------------------------------------------------------------------------------------------------

Global Bond                                     Bear Stearns Commercial Mortgage
                                                Securities                                         1,106,194
                                                --------------------------------------------------------------------
                                                Citigroup                                            709,276
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mortgage Trust                1,294,437
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                  715,932
                                                --------------------------------------------------------------------
                                                Credit Suisse NY                                     452,945
                                                --------------------------------------------------------------------
                                                CS First Boston Mortgage Securities                1,407,343
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                          1,260,948
                                                --------------------------------------------------------------------
                                                JPMorgan Chase Commercial Mortgage
                                                Securities                                         6,275,448
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mortgage Trust                   4,531,712
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings*                            171,600
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  588,461
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                           1,458,809
--------------------------------------------------------------------------------------------------------------------

Global Technology                               None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Partners International Select Growth            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Partners International Select Value             Credit Suisse Group                               13,198,329
--------------------------------------------------------------------------------------------------------------------
Partners International Small Cap                None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets                   None                                                     N/A
--------------------------------------------------------------------------------------------------------------------

Threadneedle European Equity                    Credit Suisse Group                                  791,189
--------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                      Goldman Sachs Group                                1,322,195
                                                --------------------------------------------------------------------
                                                JPMorgan Chase & Co.                               8,071,264
--------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income               JPMorgan Chase & Co.                                 138,146
--------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha              None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity          Credit Suisse Group                                3,541,191
--------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                         None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                  TD AmeriTrade Holding                              5,944,887
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                 None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                          None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                         None                                                     N/A
--------------------------------------------------------------------------------------------------------------------




     * Subsequent to Aug. 31, 2008. Lehman Brothers Holdings filed a Chapter 11 bankruptcy petition.



Statement of Additional Information - April 1, 2009                      Page 50




BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about any brokerage commissions paid by a fund in the last three fiscal periods to brokers affiliated with the fund's investment manager is contained in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

     TABLE 7. BROKERAGE COMMISSIONS PAID TO INVESTMENT MANAGER OR AFFILIATES



                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2009                                    2008         2007
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------
Income Builder              None               --             --          --           --         $    0(a)   $     0
Basic Income
--------------------------------------------------------------------------------------------------------------------------
Income Builder              None               --             --          --           --              0(a)         0
Enhanced Income
--------------------------------------------------------------------------------------------------------------------------
Income Builder              None               --             --          --           --              0(a)         0
Moderate Income
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder           None               --             --          --           --              0            0
Aggressive
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder           None               --             --          --           --              0            0
Conservative
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate  None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate  None               --             --          --           --              0            0
Aggressive
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate  None               --             --          --           --              0            0
Conservative
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total     None               --             --          --           --              0            0
Equity
--------------------------------------------------------------------------------------------------------------------------
S&P 500 Index               None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Small Company Index         None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
                                                            2008                                    2007         2006
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING
MARCH 31
--------------------------------------------------------------------------------------------------------------------------
Equity Value                None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth   UBS                 1         $3,919        0.67%        1.57%             0            0
                            Securities
--------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining  None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage         None               --             --          --           --              0            0

--------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                      Page 51





                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2008                                    2007         2006
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity    None(b)            --             --          --           --            N/A          N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010        None               --             --          --           --              0(c)       N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015        None               --             --          --           --              0(c)       N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020        None               --             --          --           --              0(c)       N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025        None               --             --          --           --              0(c)       N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030        None               --             --          --           --              0(c)       N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035        None               --             --          --           --              0(c)       N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040        None               --             --          --           --              0(c)       N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045        None               --             --          --           --              0(c)       N/A
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------
High Yield Bond             None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth  JPMorgan            2         $3,532        0.41%        0.26%        $   23      $    57*
                            Securities,
                            Inc.
--------------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value  None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Partners Select Value       Gabelli &           3              0          --           --          7,352       14,216
                            Co.
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity   JPMorgan            2              0          --           --            568            0
                            Securities,
                            Inc.
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value    Goldman             4              0          --           --              0        1,821
                            Sachs & Co.
--------------------------------------------------------------------------------------------------------------------------
Short Duration              None               --             --          --           --              0            0
U.S. Government
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage    None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                           --             --          --           --              0            0
                            None
--------------------------------------------------------------------------------------------------------------------------
Real Estate                 None               --             --          --           --              0            0

--------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                      Page 52





                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2008                                    2007         2006
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------
Cash Management             None               --             --          --           --         $    0      $     0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Equity          None                                                                       0            0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Small and       None               --             --          --           --              0            0(d)
Mid Cap Equity
--------------------------------------------------------------------------------------------------------------------------
Disciplined Small           None               --             --          --           --              0            0(e)
Cap Value
--------------------------------------------------------------------------------------------------------------------------
Floating Rate               None               --             --          --           --              0            0(e)
--------------------------------------------------------------------------------------------------------------------------
Growth                      None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Income Opportunities        None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Inflation Protected         None               --             --          --           --              0            0
Securities
--------------------------------------------------------------------------------------------------------------------------
Large Cap Equity            None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value             None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond       None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt       None               --             --          --           --              0            0(f)
--------------------------------------------------------------------------------------------------------------------------
Diversified Bond            None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt        None               --             --          --           --              0            0(f)
--------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt         None               --             --          --           --              0            0(f)
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Balanced                    None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap       None               --             --          --           --              0(g)       N/A
Growth
--------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap       None(h)            --             --          --           --            N/A          N/A
Value
--------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income   None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value               None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Strategic Allocation        None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Strategic Income            None               --             --          --           --              0(g)       N/A
Allocation
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency    None               --             --          --           --              0            0(i)
and Income
--------------------------------------------------------------------------------------------------------------------------
Disciplined International   None               --             --          --           --              0            0(j)
Equity
--------------------------------------------------------------------------------------------------------------------------

Emerging Markets Bond       None               --             --          --           --              0            0(k)
--------------------------------------------------------------------------------------------------------------------------

Global Bond                 None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------

Global Technology           None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------

Partners International      JPMorgan            2              0          --           --              0        8,149
Select Growth               Securities,
                            Inc.
--------------------------------------------------------------------------------------------------------------------------

Partners International      Sanford             5          1,677        0.11%        0.04%           N/A          N/A
Select Value                Bernstein

--------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                      Page 53





                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2008                                    2007         2006
--------------------------------------------------------------------------------------------------------------------------
Partners International      None               --             --          --           --         $    0      $     0
Small Cap
--------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging       None               --             --          --           --              0            0
Markets
--------------------------------------------------------------------------------------------------------------------------

Threadneedle European       None               --             --          --           --              0            0
Equity
--------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity  None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity  None(l)            --             --          --           --            N/A          N/A
Income
--------------------------------------------------------------------------------------------------------------------------

Threadneedle Global         None(l)            --             --          --           --            N/A          N/A
Extended Alpha
--------------------------------------------------------------------------------------------------------------------------

Threadneedle International  None               --             --          --           --              0            0
Opportunity
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt     None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 --             --          --           --              0            0
                            None
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond             None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income      None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market     None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------




      * Represents brokerage clearing fees.
    (1) Affiliate of UBS Global Asset Management, a subadviser.
    (2) Affiliate of American Century, a subadviser.
    (3) Affiliate of GAMCO Investors, Inc. a former subadviser, terminated Sept. 29, 2006.
    (4) Affiliate of Goldman Sachs Asset Management, L.P., a subadviser.
    (5) Affiliate of AllianceBernstein, a subadviser.

    (a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.



    (b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.


    (c) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


    (d) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.



    (e) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.



    (f) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.



    (g) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.



    (h) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.



    (i) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.



    (j) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.



    (k) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.



    (l) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.




Statement of Additional Information - April 1, 2009                      Page 54




VALUING FUND SHARES


As of the end of the most recent fiscal period, the computation of net asset value per share of a class of a fund was based on net assets of that class divided by the number of class shares outstanding as shown in the following table. All expenses of a fund, including the management fee and, as applicable, distribution and plan administration fees, are accrued daily and taken into account for the purpose of determining NAV. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.


                          TABLE 8. VALUING FUND SHARES



FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------
Income Builder Basic Income
     Class A                                   $  186,970,729         22,677,468                $ 8.24
     Class B                                       27,939,305          3,394,885                  8.23
     Class C                                        9,281,940          1,126,721                  8.24
     Class R4                                           8,257              1,000                  8.26
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income
     Class A                                      164,090,568         21,598,784                  7.60
     Class B                                       18,998,046          2,503,256                  7.59
     Class C                                        7,980,635          1,051,482                  7.59
     Class R4                                         103,837             13,670                  7.60
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income
     Class A                                      338,875,864         43,137,952                  7.86
     Class B                                       40,992,857          5,230,164                  7.84
     Class C                                       14,003,542          1,784,927                  7.85
     Class R4                                          14,829              1,885                  7.87
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive
     Class A                                      294,773,096         45,416,245                  6.49
     Class B                                       56,863,918          8,803,125                  6.46
     Class C                                       11,330,376          1,765,176                  6.42
     Class R4                                         141,064             21,713                  6.50
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative
     Class A                                      145,919,328         17,150,019                  8.51
     Class B                                       41,589,703          4,905,272                  8.48
     Class C                                       10,602,340          1,249,604                  8.48
     Class R4                                          20,746              2,461                  8.43
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
     Class A                                      664,054,374         87,640,367                  7.58
     Class B                                      144,798,038         19,199,873                  7.54
     Class C                                       33,449,418          4,433,154                  7.55
     Class R4                                          78,368             10,348                  7.57
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive
     Class A                                      644,510,105         91,887,421                  7.01
     Class B                                      130,075,493         18,628,806                  6.98
     Class C                                       26,360,644          3,778,666                  6.98
     Class R4                                         558,316             79,497                  7.02
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative
     Class A                                      257,155,177         32,046,209                  8.02
     Class B                                       60,844,849          7,606,644                  8.00
     Class C                                       15,772,351          1,971,183                  8.00
     Class R4                                          25,381              3,177                  7.99
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity
     Class A                                      245,908,353         40,787,041                  6.03
     Class B                                       45,514,660          7,624,879                  5.97
     Class C                                        9,263,309          1,558,801                  5.94
     Class R4                                          74,311             12,287                  6.05

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                      Page 55





FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
S&P 500 Index
     Class D                                   $   21,470,665          7,875,153                $ 2.73
     Class E                                       87,567,351         32,008,961                  2.74
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Small Company Index
     Class A                                      280,601,738         99,425,503                  2.82
     Class B                                       50,844,680         22,379,419                  2.27
     Class R4                                       4,364,248          1,490,973                  2.93
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------
Equity Value
     Class A                                      862,727,060         72,058,965                 11.97
     Class B                                      120,949,564         10,071,167                 12.01
     Class C                                        5,338,784            448,976                 11.89
     Class I                                           12,824              1,070                 11.99
     Class R2                                           4,482                374                 11.98
     Class R3                                         138,368             11,549                 11.98
     Class R4                                      12,091,559          1,009,050                 11.98
     Class R5                                           4,482                374                 11.98
     Class W                                            4,551                380                 11.98
-----------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth
     Class A                                       85,394,093         21,986,547                  3.88
     Class B                                       29,411,794          8,128,195                  3.62
     Class C                                        3,421,880            945,054                  3.62
     Class I                                       51,476,161         12,858,908                  4.00
     Class R2                                           3,727                951                  3.92
     Class R3                                           3,743                951                  3.94
     Class R4                                          99,565             25,269                  3.94
     Class R5                                           3,757                951                  3.95
-----------------------------------------------------------------------------------------------------------------
Precious Metals and Mining
     Class A                                      114,874,726          9,640,748                 11.92
     Class B                                       18,946,175          1,733,817                 10.93
     Class C                                        2,372,836            220,757                 10.75
     Class I                                           11,952                989                 12.08
     Class R4                                         126,163             10,436                 12.09
-----------------------------------------------------------------------------------------------------------------
Small Cap Advantage
     Class A                                      230,690,809         57,253,295                  4.03
     Class B                                       56,041,681         15,694,536                  3.57
     Class C                                        4,766,747          1,332,984                  3.58
     Class I                                            6,231              1,484                  4.20
     Class R2                                           2,791                679                  4.11
     Class R3                                           2,800                679                  4.12
     Class R4                                          78,656             18,896                  4.16
     Class R5                                           2,814                679                  4.14
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity
     Class A                                       36,243,211          2,101,033                 17.25
     Class B                                        2,370,747            137,839                 17.20
     Class C                                          735,615             42,785                 17.19
     Class I                                        8,604,172            498,000                 17.28
     Class R5                                           8,637                500                 17.27
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2010
     Class A                                        3,817,259            401,351                  9.51
     Class R2                                           4,456                468                  9.52
     Class R3                                           4,457                468                  9.52
     Class R4                                           4,457                468                  9.52
     Class R5                                           4,456                468                  9.52
     Class Y                                       12,474,568          1,310,311                  9.52
-----------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                      Page 56




FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2015
     Class A                                   $    6,249,844            643,613                $ 9.71
     Class R2                                           4,522                465                  9.72
     Class R3                                           4,526                465                  9.73
     Class R4                                           4,531                465                  9.74
     Class R5                                           4,528                465                  9.74
     Class Y                                       23,422,088          2,406,288                  9.73
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2020
     Class A                                        3,300,828            343,364                  9.61
     Class R2                                           4,475                464                  9.64
     Class R3                                           4,479                464                  9.65
     Class R4                                           4,484                464                  9.66
     Class R5                                           4,483                464                  9.66
     Class Y                                       28,545,670          2,958,924                  9.65
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2025
     Class A                                        2,654,172            275,106                  9.65
     Class R2                                           4,509                466                  9.68
     Class R3                                           4,509                466                  9.68
     Class R4                                           4,508                465                  9.69
     Class R5                                           4,508                465                  9.69
     Class Y                                       32,457,897          3,352,142                  9.68
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2030
     Class A                                        3,045,696            313,665                  9.71
     Class R2                                           4,515                464                  9.73
     Class R3                                           4,525                464                  9.75
     Class R4                                           4,523                464                  9.75
     Class R5                                           4,522                464                  9.75
     Class Y                                       29,048,235          2,981,594                  9.74
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2035
     Class A                                        1,525,615            158,788                  9.61
     Class R2                                           4,496                467                  9.63
     Class R3                                           4,500                467                  9.64
     Class R4                                           4,505                467                  9.65
     Class R5                                           4,501                467                  9.64
     Class Y                                       19,849,186          2,059,793                  9.64
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2040
     Class A                                        1,439,574            151,317                  9.51
     Class R2                                           4,428                464                  9.54
     Class R3                                           4,433                464                  9.55
     Class R4                                           4,438                464                  9.56
     Class R5                                           4,433                464                  9.55
     Class Y                                       11,851,951          1,241,451                  9.55
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2045
     Class A                                        1,255,728            130,258                  9.64
     Class R2                                           4,500                466                  9.66
     Class R3                                           4,503                466                  9.66
     Class R4                                           4,507                466                  9.67
     Class R5                                           4,505                466                  9.67
     Class Y                                        9,024,069            933,476                  9.67

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                      Page 57





FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------
High Yield Bond
     Class A                                   $1,133,624,554        414,428,945                $ 2.74
     Class B                                      173,554,717         63,456,498                  2.74
     Class C                                       18,643,745          6,860,137                  2.72
     Class I                                       72,462,449         26,516,567                  2.73
     Class R2                                           8,713              3,175                  2.74
     Class R3                                           4,652              1,695                  2.74
     Class R4                                         919,275            336,077                  2.74
     Class R5                                           4,640              1,695                  2.74
     Class W                                       22,509,875          8,291,217                  2.71
-----------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth
     Class A                                      397,989,258         37,586,201                 10.59
     Class B                                       80,526,824          7,903,728                 10.19
     Class C                                        3,063,824            300,672                 10.19
     Class I                                      142,475,018         13,230,406                 10.77
     Class R2                                          98,864              9,311                 10.62
     Class R3                                           6,106                572                 10.67
     Class R4                                         194,176             18,142                 10.70
     Class R5                                           6,131                572                 10.72
-----------------------------------------------------------------------------------------------------------------
Partners Fundamental Value
     Class A                                      648,273,411        107,013,817                  6.06
     Class B                                      161,959,464         27,725,640                  5.84
     Class C                                       15,456,453          2,634,236                  5.87
     Class I                                      158,842,048         25,935,802                  6.12
     Class R4                                         756,584            123,925                  6.11
-----------------------------------------------------------------------------------------------------------------
Partners Select Value
     Class A                                      322,819,045         66,170,721                  4.88
     Class B                                       76,607,986         16,502,135                  4.64
     Class C                                        6,664,913          1,436,484                  4.64
     Class I                                       20,062,162          4,037,490                  4.97
     Class R4                                          79,781             16,172                  4.93
-----------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity
     Class A                                      196,047,618         36,467,629                  5.38
     Class B                                       25,634,234          5,074,867                  5.05
     Class C                                        2,237,185            443,555                  5.04
     Class I                                            9,369              1,724                  5.43
     Class R4                                       3,201,957            586,546                  5.46
-----------------------------------------------------------------------------------------------------------------
Partners Small Cap Value
     Class A                                      365,495,630         77,217,068                  4.73
     Class B                                      128,472,761         28,915,951                  4.44
     Class C                                       10,463,204          2,349,002                  4.45
     Class I                                       15,384,753          3,159,844                  4.87
     Class R2                                         234,161             49,214                  4.76
     Class R3                                           5,675              1,183                  4.80
     Class R4                                         248,829             51,701                  4.81
     Class R5                                       9,191,753          1,907,742                  4.82
-----------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government
     Class A                                      539,251,179        113,827,935                  4.74
     Class B                                      158,544,398         33,462,620                  4.74
     Class C                                        9,625,747          2,031,863                  4.74
     Class I                                       92,658,581         19,540,682                  4.74
     Class R4                                       4,755,371          1,003,265                  4.74
     Class W                                            4,986              1,053                  4.74
-----------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                      Page 58




FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage
     Class A                                   $   95,365,293         19,102,220                $ 4.99
     Class B                                       33,665,806          6,741,320                  4.99
     Class C                                        4,185,697            838,003                  4.99
     Class I                                      221,547,618         44,419,486                  4.99
     Class R4                                      42,429,496          8,505,084                  4.99
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------
Dividend Opportunity
     Class A                                    1,166,836,238        151,153,162                  7.72
     Class B                                      171,162,689         22,320,646                  7.67
     Class C                                       21,336,365          2,787,614                  7.65
     Class I                                      196,677,710         25,428,411                  7.73
     Class R2                                             N/A                N/A                   N/A
     Class R3                                             N/A                N/A                   N/A
     Class R4                                         884,486            114,314                  7.74
     Class R5                                             N/A                N/A                   N/A
     Class W                                            4,393                568                  7.73
-----------------------------------------------------------------------------------------------------------------
Real Estate
     Class A                                       86,019,287          7,529,295                 11.42
     Class B                                       14,247,297          1,256,751                 11.34
     Class C                                        1,419,450            125,279                 11.33
     Class I                                      113,290,977          9,895,570                 11.45
     Class R4                                         109,251              9,603                 11.38
     Class W                                            3,128                275                 11.37
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------
Cash Management
     Class A                                    4,728,063,840      4,735,985,483                  1.00
     Class B                                       85,972,944         86,123,177                  1.00
     Class C                                        7,698,464          7,709,484                  1.00
     Class I                                       86,515,821         86,572,983                  1.00
     Class R5                                           4,990              5,000                  1.00
     Class W                                       38,283,118         38,307,096                  1.00
     Class Y                                       33,285,660         33,299,232                  1.00
-----------------------------------------------------------------------------------------------------------------
Disciplined Equity
     Class A                                    1,067,408,739        181,520,585                  5.88
     Class B                                       35,383,368          6,102,723                  5.80
     Class C                                        2,787,743            482,134                  5.78
     Class I                                      391,424,906         66,059,325                  5.93
     Class R2                                           3,886                661                  5.88
     Class R3                                           3,892                661                  5.89
     Class R4                                     126,215,819         21,367,300                  5.91
     Class R5                                           3,897                661                  5.90
     Class W                                    1,355,143,677        231,124,956                  5.86
-----------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity
     Class A                                       16,737,687          1,995,771                  8.39
     Class B                                        1,001,638            121,121                  8.27
     Class C                                          162,845             19,685                  8.27
     Class I                                       15,280,626          1,816,335                  8.41
     Class R4                                          10,136              1,204                  8.42
     Class W                                        6,835,033            817,433                  8.36
-----------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value
     Class A                                       12,703,109          1,450,722                  8.76
     Class B                                          347,557             40,165                  8.65
     Class C                                           54,959              6,351                  8.65
     Class I                                       22,825,612          2,600,072                  8.78
     Class R2                                           3,982                455                  8.75
     Class R3                                           3,987                455                  8.76
     Class R4                                           8,777              1,000                  8.78
     Class R5                                           3,989                455                  8.77
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                      Page 59




FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Floating Rate
     Class A                                   $  261,075,201         29,120,778                $ 8.97
     Class B                                       23,136,657          2,580,594                  8.97
     Class C                                       19,695,527          2,196,860                  8.97
     Class I                                      184,939,822         20,637,515                  8.96
     Class R4                                         183,544             20,426                  8.99
     Class R5                                           4,995                556                  8.98
     Class W                                            4,456                497                  8.97
-----------------------------------------------------------------------------------------------------------------
Growth
     Class A                                    1,590,672,418         58,435,801                 27.22
     Class B                                      189,224,073          7,631,999                 24.79
     Class C                                       13,114,426            530,243                 24.73
     Class I                                      326,363,923         11,697,509                 27.90
     Class R2                                           4,280                155                 27.61
     Class R3                                           4,286                155                 27.65
     Class R4                                      55,923,087          2,013,270                 27.78
     Class R5                                           4,290                155                 27.68
     Class W                                            4,336                157                 27.62
-----------------------------------------------------------------------------------------------------------------
Income Opportunities
     Class A                                      138,240,324         14,797,904                  9.34
     Class B                                       25,890,499          2,772,741                  9.34
     Class C                                        3,872,515            414,776                  9.34
     Class I                                       68,474,383          7,321,389                  9.35
     Class R4                                         142,584             15,216                  9.37
-----------------------------------------------------------------------------------------------------------------
Inflation Protected Securities
     Class A                                      222,999,226         21,714,361                 10.27
     Class B                                       36,023,542          3,509,539                 10.26
     Class C                                       10,682,613          1,040,718                 10.26
     Class I                                      402,165,599         39,165,376                 10.27
     Class R4                                          43,246              4,214                 10.26
     Class W                                      253,836,343         24,718,020                 10.27
-----------------------------------------------------------------------------------------------------------------
Large Cap Equity
     Class A                                    3,388,815,212        750,529,476                  4.52
     Class B                                      432,695,950         98,119,285                  4.41
     Class C                                       20,752,067          4,701,508                  4.41
     Class I                                       38,943,788          8,562,931                  4.55
     Class R2                                           3,743                822                  4.55
     Class R3                                           3,749                822                  4.56
     Class R4                                     179,264,616         39,104,432                  4.58
     Class R5                                           3,789                822                  4.61
-----------------------------------------------------------------------------------------------------------------
Large Cap Value
     Class A                                       35,085,132          8,397,421                  4.18
     Class B                                        7,328,116          1,765,846                  4.15
     Class C                                          659,182            159,562                  4.13
     Class I                                       11,230,530          2,671,840                  4.20
     Class R2                                           3,187                763                  4.18
     Class R3                                           3,192                763                  4.18
     Class R4                                          21,573              5,115                  4.22
     Class R5                                           3,253                763                  4.26
-----------------------------------------------------------------------------------------------------------------
Limited Duration Bond
     Class A                                       62,676,888          6,707,418                  9.34
     Class B                                        7,350,615            786,840                  9.34
     Class C                                        1,600,298            171,367                  9.34
     Class I                                      105,609,598         11,296,909                  9.35
     Class R4                                           9,369              1,000                  9.37
     Class W                                            4,793                512                  9.36

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                      Page 60




FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------
California Tax-Exempt
     Class A                                   $  172,038,905         35,097,770                $ 4.90
     Class B                                        4,711,779            961,893                  4.90
     Class C                                        2,843,385            579,342                  4.91
-----------------------------------------------------------------------------------------------------------------
Diversified Bond
     Class A                                    1,920,027,558        413,143,778                  4.65
     Class B                                      254,464,345         54,765,337                  4.65
     Class C                                       31,688,522          6,817,452                  4.65
     Class I                                      693,189,044        148,965,143                  4.65
     Class R2                                           9,610              2,067                  4.65
     Class R3                                           9,610              2,067                  4.65
     Class R4                                      75,478,505         16,261,328                  4.64
     Class R5                                           9,588              2,067                  4.64
     Class W                                      655,311,873        140,970,151                  4.65
-----------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt
     Class A                                      289,301,362         56,564,455                  5.11
     Class B                                       13,968,961          2,730,369                  5.12
     Class C                                        8,460,353          1,653,947                  5.12
-----------------------------------------------------------------------------------------------------------------
New York Tax-Exempt
     Class A                                       52,571,799         10,842,089                  4.85
     Class B                                        3,503,352            722,515                  4.85
     Class C                                          717,930            148,072                  4.85
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------
Balanced
     Class A                                      634,072,106         69,966,655                  9.06
     Class B                                       26,100,296          2,897,118                  9.01
     Class C                                        3,748,762            416,783                  8.99
     Class R4                                      47,215,934          5,209,145                  9.06
-----------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth
     Class A                                       25,775,970          3,371,206                  7.65
     Class B                                        2,911,541            384,045                  7.58
     Class C                                        1,725,877            227,595                  7.58
     Class I                                      161,645,963         21,034,723                  7.68
     Class R2                                           7,654              1,000                  7.65
     Class R3                                           7,669              1,000                  7.67
     Class R4                                          22,347              2,910                  7.68
     Class R5                                           7,680              1,000                  7.68
     Class W                                            4,387                573                  7.66
-----------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value
     Class A                                          394,708             43,191                  9.14
     Class B                                           19,345              2,120                  9.13
     Class C                                            9,124              1,000                  9.12
     Class I                                        8,359,169            914,414                  9.14
     Class R2                                           9,129              1,000                  9.13
     Class R3                                           9,134              1,000                  9.13
     Class R4                                           9,138              1,000                  9.14
     Class R5                                           9,142              1,000                  9.14
     Class W                                            9,135              1,000                  9.14
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                      Page 61




FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Diversified Equity Income
     Class A                                   $4,504,417,578        483,974,117                $ 9.31
     Class B                                      633,359,809         67,927,974                  9.32
     Class C                                       93,320,596         10,037,632                  9.30
     Class I                                      189,996,681         20,429,835                  9.30
     Class R2                                       7,727,583            832,912                  9.28
     Class R3                                     108,542,942         11,676,683                  9.30
     Class R4                                     182,738,003         19,618,165                  9.31
     Class R5                                      45,588,984          4,896,103                  9.31
     Class W                                            3,363                361                  9.32
-----------------------------------------------------------------------------------------------------------------
Mid Cap Value
     Class A                                    1,745,361,398        244,325,635                  7.14
     Class B                                      164,379,864         23,826,489                  6.90
     Class C                                       54,137,367          7,844,791                  6.90
     Class I                                       15,525,593          2,138,378                  7.26
     Class R2                                      10,456,777          1,468,157                  7.12
     Class R3                                      30,952,140          4,330,118                  7.15
     Class R4                                     270,774,444         37,623,411                  7.20
     Class R5                                      65,029,360          9,020,432                  7.21
     Class W                                            3,638                506                  7.19
-----------------------------------------------------------------------------------------------------------------
Strategic Allocation
     Class A                                    1,437,164,150        157,978,918                  9.10
     Class B                                      169,089,504         18,763,641                  9.01
     Class C                                       59,278,791          6,608,282                  8.97
     Class I                                            3,946                434                  9.09
     Class R2                                           3,946                434                  9.09
     Class R3                                           3,946                434                  9.09
     Class R4                                       6,812,658            748,545                  9.10
     Class R5                                           3,946                434                  9.09
-----------------------------------------------------------------------------------------------------------------
Strategic Income Allocation
     Class A                                      148,194,341         16,594,182                  8.93
     Class B                                       18,190,751          2,036,698                  8.93
     Class C                                        5,807,175            650,672                  8.92
     Class R2                                           4,797                537                  8.93
     Class R3                                           4,797                537                  8.93
     Class R4                                           4,797                537                  8.93
     Class R5                                           4,797                537                  8.93
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income
     Class A                                      175,659,037         17,625,597                  9.97
     Class B                                        3,268,605            328,166                  9.96
     Class C                                        9,463,358            951,266                  9.95
     Class I                                      202,106,353         20,252,851                  9.98
     Class R4                                          21,219              2,128                  9.97
     Class R5                                           9,399                942                  9.98
     Class W                                      303,933,095         30,493,927                  9.97
-----------------------------------------------------------------------------------------------------------------
Disciplined International Equity
     Class A                                       56,469,388          9,374,248                  6.02
     Class B                                        9,774,655          1,653,855                  5.91
     Class C                                        1,125,907            190,230                  5.92
     Class I                                      103,041,181         16,963,698                  6.07
     Class R2                                           3,062                509                  6.02
     Class R3                                           3,064                509                  6.02
     Class R4                                          60,625              9,985                  6.07
     Class R5                                           3,068                509                  6.03
     Class W                                      249,098,785         41,391,645                  6.02
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                      Page 62




FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Bond
     Class A                                   $    9,670,545          1,370,967                $ 7.05
     Class B                                        1,178,353            167,178                  7.05
     Class C                                          190,923             27,123                  7.04
     Class I                                       65,282,310          9,254,282                  7.05
     Class R4                                          14,966              2,122                  7.05
     Class W                                      104,386,031         14,813,074                  7.05
-----------------------------------------------------------------------------------------------------------------
Global Bond
     Class A                                      248,748,168         40,394,613                  6.16
     Class B                                       42,399,524          6,810,424                  6.23
     Class C                                        4,294,941            695,288                  6.18
     Class I                                      205,797,902         33,497,669                  6.14
     Class R4                                         118,425             19,229                  6.16
     Class W                                      135,156,943         21,988,540                  6.15
-----------------------------------------------------------------------------------------------------------------
Global Technology
     Class A                                       68,868,177         41,145,420                  1.67
     Class B                                       15,072,741         10,575,597                  1.43
     Class C                                        1,965,181          1,374,828                  1.43
     Class I                                            4,802              2,785                  1.72
     Class R4                                          80,257             47,182                  1.70
-----------------------------------------------------------------------------------------------------------------
Partners International Select Growth
     Class A                                      190,233,626         40,703,983                  4.67
     Class B                                       29,647,619          6,606,389                  4.49
     Class C                                        3,212,928            717,874                  4.48
     Class I                                      155,259,864         32,753,046                  4.74
     Class R4                                         549,030            116,504                  4.71
-----------------------------------------------------------------------------------------------------------------
Partners International Select Value
     Class A                                      659,380,574        131,334,112                  5.02
     Class B                                      112,548,353         23,561,229                  4.78
     Class C                                       12,609,706          2,647,530                  4.76
     Class I                                       95,735,708         18,694,350                  5.12
     Class R4                                         557,748            109,344                  5.10
-----------------------------------------------------------------------------------------------------------------
Partners International Small Cap
     Class A                                       27,160,173          7,106,419                  3.82
     Class B                                        4,963,699          1,344,161                  3.69
     Class C                                          450,022            122,028                  3.69
     Class I                                       14,279,407          3,686,270                  3.87
     Class R4                                       1,481,699            383,999                  3.86
-----------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets
     Class A                                      250,088,197         50,453,378                  4.96
     Class B                                       28,179,486          6,354,512                  4.43
     Class C                                        3,162,935            711,847                  4.44
     Class I                                            7,972              1,558                  5.12
     Class R4                                         782,170            152,215                  5.14
     Class R5                                           2,746                535                  5.13
-----------------------------------------------------------------------------------------------------------------
Threadneedle European Equity
     Class A                                       57,915,534         14,934,494                  3.88
     Class B                                       10,080,353          2,636,641                  3.82
     Class C                                          954,195            250,456                  3.81
     Class I                                            5,191              1,336                  3.89
     Class R4                                          13,097              3,360                  3.90
-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                      Page 63




FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity
     Class A                                   $  380,429,958         73,040,390                $ 5.21
     Class B                                       42,166,196          8,654,662                  4.87
     Class C                                        4,754,813            985,451                  4.83
     Class I                                            3,498                666                  5.25
     Class R2                                           3,314                634                  5.23
     Class R3                                           3,322                634                  5.24
     Class R4                                       5,067,319            963,574                  5.26
     Class R5                                           3,329                634                  5.25
     Class W                                            3,342                639                  5.23
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income
     Class A                                        5,428,904            749,581                  7.24
     Class B                                          648,517             89,630                  7.24
     Class C                                           57,726              7,976                  7.24
     Class I                                        3,573,485            493,000                  7.25
     Class R2                                           7,248              1,000                  7.25
     Class R3                                           7,250              1,000                  7.25
     Class R4                                           8,696              1,199                  7.25
     Class R5                                           7,248              1,000                  7.25
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha
     Class A                                        2,207,567            158,009                 13.97
     Class B                                          238,583             17,116                 13.94
     Class C                                           93,733              6,724                 13.94
     Class I                                        3,445,776            246,500                 13.98
     Class R2                                           6,979                500                 13.96
     Class R3                                           6,984                500                 13.97
     Class R4                                          23,241              1,663                 13.98
     Class R5                                           6,988                500                 13.98
Threadneedle International Opportunity
     Class A                                      248,481,494         38,086,295                  6.52
     Class B                                       26,534,037          4,183,815                  6.34
     Class C                                        1,937,373            308,820                  6.27
     Class I                                       72,732,880         11,020,753                  6.60
     Class R2                                           3,285                496                  6.62
     Class R3                                           3,293                496                  6.64
     Class R4                                         167,848             25,145                  6.68
     Class R5                                           3,299                496                  6.65
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt
     Class A                                       67,541,537         13,860,690                  4.87
     Class B                                        4,766,940            979,243                  4.87
     Class C                                        2,312,311            475,008                  4.87
-----------------------------------------------------------------------------------------------------------------
Mid Cap Growth
     Class A                                      348,889,713         66,587,189                  5.24
     Class B                                       44,292,642         10,090,767                  4.39
     Class C                                        2,596,534            591,200                  4.39
     Class I                                       53,382,926          9,727,776                  5.49
     Class R4                                       2,610,805            484,792                  5.39
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond
     Class A                                      583,790,472        173,452,947                  3.37
     Class B                                       19,621,893          5,829,378                  3.37
     Class C                                        5,593,015          1,661,152                  3.37

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                      Page 64




FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income
     Class A                                   $2,135,093,331        574,689,338                $ 3.72
     Class B                                       53,720,142         14,466,113                  3.71
     Class C                                       12,329,720          3,317,475                  3.72
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                           138,915,998        138,948,951                  1.00
-----------------------------------------------------------------------------------------------------------------




FOR FUNDS OTHER THAN MONEY MARKET FUNDS. A fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):


    - Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

    - Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

    - Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

    - Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

    - Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.


    - Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the Exchange.


    - Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

    - Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

    - Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

    - When possible, bonds are valued by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described above.

FOR MONEY MARKET FUNDS. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the fund's net asset value per share computed by using


Statement of Additional Information - April 1, 2009                      Page 65




available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

PORTFOLIO HOLDINGS DISCLOSURE

Each fund's Board and the investment manager believe that the investment ideas of the investment manager with respect to management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices, relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide holdings information on a selective basis, and the investment manager does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website.

In addition, the investment manager makes publicly available information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the fund. This holdings information is generally as of a month-end and is not released until it is at least fifteen (15) days old.

From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI, such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek, Data Communique, Inc.), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Institutional Shareholder Services), and companies that deliver or support systems that provide analytical or statistical information (including Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the fund by


Statement of Additional Information - April 1, 2009                      Page 66




ratings and rankings agencies (including Morningstar, Inc., Thomson Financial and Lipper Inc.), (3) entities that provide trading, research or other investment related services (including Citigroup, Lehman Brothers Holdings, Merrill Lynch & Co., and Morgan Stanley), and (4) fund intermediaries that include the funds in discretionary wrap or other investment programs that request such information in order to support the services provided to investors in the programs. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example, applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PROXY VOTING

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The funds uphold a long tradition of supporting sound and principled corporate governance. For over 30 years, the Board, which consists of a majority of independent Board members, has determined policies and voted proxies. The funds' investment manager, RiverSource Investments, and the funds' administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

CORPORATE GOVERNANCE MATTERS -- The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

    - The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

    - The Board supports annual election of all directors and proposals to eliminate classes of directors.

    - In a routine election of directors, the Board will generally vote with management's recommendations because the Board believes that management and nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not


Statement of Additional Information - April 1, 2009                      Page 67




      independent of management based on established criteria. The Board will also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have been involved in options backdating.

    - The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and opposes cumulative voting based on the view that each director elected should represent the interests of all shareholders.

    - Votes in a contested election of directors are evaluated on a case-by-case basis. In general, the Board believes that incumbent management and nominating committees, with access to more and better information, are in the best position to make strategic business decisions. However, the Board will consider an opposing slate if it makes a compelling business case for leading the company in a new direction.

SHAREHOLDER RIGHTS PLANS -- The Board generally supports shareholder rights plans based on a belief that such plans force uninvited bidders to negotiate with a company's board. The Board believes these negotiations allow time for the company to maximize value for shareholders by forcing a higher premium from a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Board supports proposals to submit shareholder rights plans to shareholders and supports limiting the vote required for approval of such plans to a majority of the votes cast.

AUDITORS -- The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor's service that may cause the Board to vote against a management recommendation, including, for example, auditor involvement in significant financial restatements, options backdating, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES -- The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board votes against proxy proposals that it believes dilute shareholder value excessively.

The Board believes that equity compensation awards can be a useful tool, when not abused, for retaining employees and giving them incentives to engage in conduct that will improve the performance of the company. In this regard, the Board generally favors minimum holding periods of stock obtained by senior management pursuant to an option plan and will vote against compensation plans for executives that it deems excessive.

SOCIAL AND CORPORATE POLICY ISSUES -- The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company's management and its board of directors.

POLICIES AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' principal underwriters, RiverSource Investments, or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the RiverSource Proxy Administration Team ("Proxy Team"). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. RiverSource Investments may recommend that a proxy be voted in a manner contrary to the Board's guidelines. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from an independent research firm. The investment manager makes the recommendation in writing. The process requires that Board members who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.



Statement of Additional Information - April 1, 2009                      Page 68




On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management's recommendations as set out in the company's proxy statement. In each instance in which a fund votes against management's recommendation (except when withholding votes from a nominated director), the Board sends a letter to senior management of the company explaining the basis for its vote. This permits both the company's management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

VOTING IN COUNTRIES OUTSIDE THE UNITED STATES (NON-U.S. COUNTRIES) -- Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

SECURITIES ON LOAN -- The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor the funds' administrator assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the funds' ownership position is more significant, the Board has established a guideline to direct the funds' administrator to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the funds, or any potential adverse administrative effects to the funds, of not recalling such securities.


INVESTMENT IN AFFILIATED FUNDS -- Certain funds may invest in shares of other funds in the RiverSource Family of Funds (referred to in this context as "underlying funds") and may own substantial portions of these underlying funds. The proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, recognizing that the direct public shareholders of these underlying funds may represent only a minority interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders. If there are no direct public shareholders of an underlying fund, the policy is to cast votes in accordance with instructions from the independent members of the Board.


OBTAIN A PROXY VOTING RECORD


Each year the funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through riversource.com/funds or searching the website of the SEC at www.sec.gov.




Statement of Additional Information - April 1, 2009                      Page 69




INVESTING IN A FUND

SALES CHARGE

FOR FUNDS OTHER THAN MONEY MARKET FUNDS:
Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the contingent deferred sales charge ("CDSC") and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of a fund.

Shares of a fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C, Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W and Class Y there is no initial sales charge so the public offering price is the same as the NAV.

CLASS A - CALCULATION OF THE SALES CHARGE
Sales charges are determined as shown in the following tables. The first table is organized by investment category. You can find your fund's investment category in Table 1.

                         TABLE 9. CLASS A SALES CHARGE

For all funds EXCEPT Absolute Return Currency and Income, Floating Rate, Inflation Protected Securities, Intermediate Tax-Exempt, Limited Duration Bond and Short Duration U.S. Government:

---------------------------------------------------------------------------------
                                                         FUND-OF-FUNDS - FIXED
                                                       INCOME, STATE TAX-EXEMPT
                                                      FIXED INCOME, TAXABLE FIXED
                         BALANCED, EQUITY, FUND-OF-    INCOME, TAX-EXEMPT FIXED
                               FUNDS - EQUITY                   INCOME
                       ----------------------------------------------------------
     FUND CATEGORY                  SALES CHARGE* AS A PERCENTAGE OF:
---------------------------------------------------------------------------------
                            PUBLIC                       PUBLIC
                           OFFERING     NET AMOUNT      OFFERING      NET AMOUNT
  TOTAL MARKET VALUE       PRICE**       INVESTED       PRICE**        INVESTED
---------------------------------------------------------------------------------
Up to $49,999               5.75%          6.10%         4.75%          4.99%
---------------------------------------------------------------------------------
$50,000 - $99,999           4.75%          4.99%         4.25%          4.44%
---------------------------------------------------------------------------------
$100,000 - $249,999         3.50%          3.63%         3.50%          3.63%
---------------------------------------------------------------------------------
$250,000 - $499,999         2.50%          2.56%         2.50%          2.56%
---------------------------------------------------------------------------------
$500,000 - $999,999         2.00%          2.04%         2.00%          2.04%
---------------------------------------------------------------------------------
$1,000,000 or more***       0.00%          0.00%         0.00%          0.00%
---------------------------------------------------------------------------------


For Absolute Return Currency and Income, Floating Rate, Inflation Protected Securities, Intermediate Tax-Exempt, Limited Duration Bond and Short Duration U.S. Government:

-----------------------------------------------------------------------------------------
                                           SALES CHARGE* AS A
                                              PERCENTAGE OF          SALES CHARGE* AS A
                                             PUBLIC OFFERING            PERCENTAGE OF
          TOTAL MARKET VALUE                     PRICE**             NET AMOUNT INVESTED
-----------------------------------------------------------------------------------------
Up to $49,999                                     3.00%                     3.09%
-----------------------------------------------------------------------------------------
$50,000 - $99,999                                 3.00%                     3.09%
-----------------------------------------------------------------------------------------
$100,000 - $249,999                               2.50%                     2.56%
-----------------------------------------------------------------------------------------
$250,000 - $499,999                               2.00%                     2.04%
-----------------------------------------------------------------------------------------
$500,000 - $999,999                               1.50%                     1.52%
-----------------------------------------------------------------------------------------
$1,000,000 or more***                             0.00%                     0.00%
-----------------------------------------------------------------------------------------



     * Because of rounding in the calculation of purchase price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

    ** Purchase price includes the sales charge.

   *** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $2,999,999; a sales commission up to 0.50% for a sale of $3,000,000 to $9,999,999; and a sales commission up to 0.25% for a sale of $10,000,000 or more.

Using the sales charge schedule in the table above, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal period, was determined as shown in the following table. The sales charge is paid to the distributor by the person buying the shares. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



Statement of Additional Information - April 1, 2009                      Page 70




                        TABLE 10. PUBLIC OFFERING PRICE


                                                                                     PUBLIC
                                                   NET ASSET   1.0 MINUS MAXIMUM    OFFERING
FUND                                                 VALUE        SALES CHARGE        PRICE
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------
Income Builder Basic Income                         $ 8.24           0.9525          $ 8.65
----------------------------------------------------------------------------------------------
Income Builder Enhanced Income                        7.60           0.9525            7.98
----------------------------------------------------------------------------------------------
Income Builder Moderate Income                        7.86           0.9525            8.25
----------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                          6.49           0.9425            6.89
----------------------------------------------------------------------------------------------
Portfolio Builder Conservative                        8.51           0.9525            8.93
----------------------------------------------------------------------------------------------
Portfolio Builder Moderate                            7.58           0.9425            8.04
----------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                 7.01           0.9425            7.44
----------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative               8.02           0.9525            8.42
----------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                        6.03           0.9425            6.40
----------------------------------------------------------------------------------------------
S&P 500 Index (for Class D)                           2.73      No sales charge        2.73
----------------------------------------------------------------------------------------------
Small Company Index                                   2.82           0.9425            2.99
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------
Equity Value                                         11.97           0.9425           12.70
----------------------------------------------------------------------------------------------
Partners Small Cap Growth                             3.88           0.9425            4.12
----------------------------------------------------------------------------------------------
Precious Metals and Mining                           11.92           0.9425           12.65
----------------------------------------------------------------------------------------------
Small Cap Advantage                                   4.03           0.9425            4.28
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------
120/20 Contrarian Equity                             17.25           0.9425           18.30
----------------------------------------------------------------------------------------------
Retirement Plus 2010                                  9.51           0.9425           10.09
----------------------------------------------------------------------------------------------
Retirement Plus 2015                                  9.71           0.9425           10.30
----------------------------------------------------------------------------------------------
Retirement Plus 2020                                  9.61           0.9425           10.20
----------------------------------------------------------------------------------------------
Retirement Plus 2025                                  9.65           0.9425           10.24
----------------------------------------------------------------------------------------------
Retirement Plus 2030                                  9.71           0.9425           10.30
----------------------------------------------------------------------------------------------
Retirement Plus 2035                                  9.61           0.9425           10.20
----------------------------------------------------------------------------------------------
Retirement Plus 2040                                  9.51           0.9425           10.09
----------------------------------------------------------------------------------------------
Retirement Plus 2045                                  9.64           0.9425           10.23
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------
High Yield Bond                                       2.74           0.9525            2.88
----------------------------------------------------------------------------------------------
Partners Aggressive Growth                           10.59           0.9425           11.24
----------------------------------------------------------------------------------------------
Partners Fundamental Value                            6.06           0.9425            6.43
----------------------------------------------------------------------------------------------
Partners Select Value                                 4.88           0.9425            5.18
----------------------------------------------------------------------------------------------
Partners Small Cap Equity                             5.38           0.9425            5.71
----------------------------------------------------------------------------------------------
Partners Small Cap Value                              4.73           0.9425            5.02
----------------------------------------------------------------------------------------------
Short Duration U.S. Government                        4.74           0.9700            4.89
----------------------------------------------------------------------------------------------
U.S. Government Mortgage                              4.99           0.9525            5.24
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------
Dividend Opportunity                                  7.72           0.9425            8.19
----------------------------------------------------------------------------------------------
Real Estate                                          11.42           0.9425           12.12
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------
Cash Management                                       1.00      No sales charge        1.00
----------------------------------------------------------------------------------------------

Disciplined Equity                                    5.88           0.9425            6.24
----------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                  8.39           0.9425            8.90
----------------------------------------------------------------------------------------------

Disciplined Small Cap Value                           8.76           0.9425            9.29
----------------------------------------------------------------------------------------------
Floating Rate                                         8.97           0.9700            9.25

----------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                      Page 71




                                                                                     PUBLIC
                                                   NET ASSET   1.0 MINUS MAXIMUM    OFFERING
FUND                                                 VALUE        SALES CHARGE        PRICE
----------------------------------------------------------------------------------------------
Growth                                              $27.22           0.9425          $28.88
----------------------------------------------------------------------------------------------
Income Opportunities                                  9.34           0.9525            9.81
----------------------------------------------------------------------------------------------

Inflation Protected Securities                       10.27           0.9700           10.59
----------------------------------------------------------------------------------------------
Large Cap Equity                                      4.52           0.9425            4.80
----------------------------------------------------------------------------------------------

Large Cap Value                                       4.18           0.9425            4.44
----------------------------------------------------------------------------------------------
Limited Duration Bond                                 9.34           0.9700            9.63
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------
California Tax-Exempt                                 4.90           0.9525            5.14
----------------------------------------------------------------------------------------------
Diversified Bond                                      4.65           0.9525            4.88
----------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                  5.11           0.9525            5.36
----------------------------------------------------------------------------------------------
New York Tax-Exempt                                   4.85           0.9525            5.09
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------
Balanced                                              9.06           0.9425            9.61
----------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                          7.65           0.9425            8.12
----------------------------------------------------------------------------------------------
Disciplined Large Cap Value                           9.14           0.9425            9.70
----------------------------------------------------------------------------------------------
Diversified Equity Income                             9.31           0.9425            9.88
----------------------------------------------------------------------------------------------
Mid Cap Value                                         7.14           0.9425            7.58
----------------------------------------------------------------------------------------------
Strategic Allocation                                  9.10           0.9425            9.66
----------------------------------------------------------------------------------------------
Strategic Income Allocation                           8.93           0.9525            9.38
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------
Absolute Return Currency and Income                   9.97           0.9700           10.28
----------------------------------------------------------------------------------------------
Disciplined International Equity                      6.02           0.9425            6.39
----------------------------------------------------------------------------------------------
Emerging Markets Bond                                 7.05           0.9525            7.40
----------------------------------------------------------------------------------------------
Global Bond                                           6.16           0.9525            6.47
----------------------------------------------------------------------------------------------
Global Technology                                     1.67           0.9425            1.77
----------------------------------------------------------------------------------------------
Partners International Select Growth                  4.67           0.9425            4.95
----------------------------------------------------------------------------------------------
Partners International Select Value                   5.02           0.9425            5.33
----------------------------------------------------------------------------------------------
Partners International Small Cap                      3.82           0.9425            4.05
----------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                         4.96           0.9425            5.26
----------------------------------------------------------------------------------------------
Threadneedle European Equity                          3.88           0.9425            4.12
----------------------------------------------------------------------------------------------
Threadneedle Global Equity                            5.21           0.9425            5.53
----------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                     7.24           0.9425            7.68
----------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha                   13.97           0.9425           14.82
----------------------------------------------------------------------------------------------
Threadneedle International Opportunity                6.52           0.9425            6.92
----------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                               4.87           0.9700            5.02
----------------------------------------------------------------------------------------------
Mid Cap Growth                                        5.24           0.9425            5.56
----------------------------------------------------------------------------------------------
Tax-Exempt Bond                                       3.37           0.9525            3.54
----------------------------------------------------------------------------------------------
Tax-Exempt High Income                                3.72           0.9525            3.91
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------
Tax-Exempt Money Market                               1.00      No sales charge        1.00
----------------------------------------------------------------------------------------------



CLASS A - LETTER OF INTENT (LOI)

If you intend to invest $50,000 or more over a period of time, you may be able to reduce the sales charge for investments in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with and accepted in good order by the distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. Existing Rights of Accumulation (ROA) can be included in your LOI. For example, a shareholder currently has $60,000 ROA in a fund in the RiverSource Family of Funds. Shareholder completes an LOI to invest $100,000 in funds



Statement of Additional Information - April 1, 2009                      Page 72







(ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in funds' Class A shares in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months. Your investments will be charged the sales charge that applies to the amount you have committed to invest under the LOI. Five percent of the commitment amount will be placed in escrow. The LOI will remain in effect for the entire 13 months, even if you reach your commitment amount. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by ROA or the total value of the new investment combined with the market value of the existing RiverSource fund investments as described in the prospectus. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of funds other than Class A; does not include any new reinvested dividends and directed dividends earned in any funds during the 13-month period; purchases in funds held within a wrap product; and purchases of RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund unless they are subsequently exchanged to Class A shares of a RiverSource fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform your financial institution in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.


CLASS A SHARES
Class A shares may be sold at net asset value to certain persons since such sales require less sales effort and lower sales-related expenses as compared with sales to the general public. If you are eligible to purchase Class A shares without a sales charge, you should inform your financial advisor, financial intermediary or the transfer agent of such eligibility and be prepared to provide proof thereof.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

    - Shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

    - Participants of "eligible employee benefit plans" including 403(b) plans for which Ameriprise Financial Services, Inc. (Ameriprise Financial Services) serves as broker-dealer, and the school district or group received a written proposal from Ameriprise Financial Services between November 1, 2007 and December 31, 2008 (each a Qualifying 403(b) Plan). In order for participants in one of these 403(b) plans to receive this waiver, at least one participant account of the 403(b) plan must have been funded at Ameriprise Financial Services prior to December 31, 2009. This waiver may be discontinued for any Qualifying 403(b) Plan, in the sole discretion of the distributor, after December 31, 2009.

    - To participants in retirement and benefit plans made through financial intermediaries that perform participant recordkeeping or other administrative services for the plans and that have entered into arrangements with the funds and/or the distributor specifically for such purchases.

CLASS B SHARES
Class B shares have a CDSC for six years. For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the eighth year of ownership.

CLASS C SHARES
Class C shares are available to all investors. Class C shares are sold without a front-end sales charge. For Class C shares, a 1% CDSC may apply if shares are sold within one year after purchase. Class C shares are subject to a distribution fee.

CLASS D SHARES
Class D shares are offered through wrap fee programs or other investment products. Class D shares are sold without a front-end sales charge or CDSC. Class D shares are subject to a distribution fee.

CLASS E SHARES
Class E shares are offered to qualifying institutional investors and brokerage accounts. Class E shares are sold without a front-end sales charge or CDSC. Class E shares are subject to a plan administration fee.

CLASS I SHARES
Class I shares are offered to qualifying institutional investors. Class I shares are sold without a front-end sales charge or CDSC.



Statement of Additional Information - April 1, 2009                      Page 73




CLASS R SHARES
Class R2, Class R3, Class R4 and Class R5 shares are offered to certain institutional investors. Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or a CDSC. Class R2 and Class R3 shares are subject to a distribution fee. Class R2, Class R3 and R4 shares are subject to a plan administration fee. The following investors are eligible to purchase Class R2, Class R3, Class R4 and Class R5 shares:

    - Qualified employee benefit plans;

    - Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

    - Nonqualified deferred compensation plans;

    - State sponsored college savings plans established under Section 529 of the Internal Revenue Code;

    - Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, the following eligible investors may purchase Class R5 shares:

    - Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds); and

    - Bank Trusts.

CLASS W SHARES
Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. Class W shares are subject to a distribution fee.

CLASS Y SHARES
Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC. Class Y shares are subject to a plan administration fee. The following investors are eligible to purchase Class Y shares:

    - Qualified employee benefit plans;

    - Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

    - Nonqualified deferred compensation plans; and

    - State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

In addition, for Class I, Class R and Class W shares, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

REJECTION OF BUSINESS

Each fund and RiverSource Distributors, Inc. reserve the right to reject any business, in its sole discretion.

SELLING SHARES

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the applicable prospectus.

During an emergency, the Board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of a fund to redeem shares for more than seven days. Such emergency situations would occur if:

    - The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

    - Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or,

    - The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

Each fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the


Statement of Additional Information - April 1, 2009                      Page 74




fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of a fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your financial institution. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.



Statement of Additional Information - April 1, 2009                      Page 75




CAPITAL LOSS CARRYOVER

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. Because the measurement periods for a regulated investment company's income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the funds are permitted to treat net capital losses realized between November 1 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. The total capital loss carryovers below include post-October losses, if applicable. It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                        TABLE 11. CAPITAL LOSS CARRYOVER



                                          TOTAL          AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT
                                       CAPITAL LOSS     EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING
FUND                                    CARRYOVERS       IN 2009       IN 2010       IN 2011       IN 2012       IN 2013
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income            $ 8,559,573          0                0          0             0                 0
--------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income          13,065,266          0                0          0             0                 0
--------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income          19,970,659          0                0          0             0                 0
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive            10,806,229          0                0          0             0                 0
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative             192,230          0                0          0             0                 0
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate              10,391,694          0                0          0             0                 0
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
Aggressive                              13,834,899          0                0          0             0                 0
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
Conservative                             2,290,537          0                0          0             0                 0
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity          11,256,800          0                0          0             0                 0
--------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                            5,965,014          0          942,797          0             0         2,640,220
--------------------------------------------------------------------------------------------------------------------------
Small Company Index                     22,588,242          0                0          0             0                 0
--------------------------------------------------------------------------------------------------------------------------
                                        AMOUNT        AMOUNT        AMOUNT        AMOUNT          AMOUNT
                                       EXPIRING      EXPIRING      EXPIRING      EXPIRING        EXPIRING
FUND                                    IN 2014       IN 2015       IN 2016       IN 2017        IN 2018
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                   0            0           0       $ 2,942,103   $   5,617,470
------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                0            0           0         5,920,892       7,144,374
------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                0            0           0         7,376,558      12,594,101
------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                  0            0           0         2,936,474       7,869,755
------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                0            0           0                 0         192,230
------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                    0            0           0         7,597,638       2,794,056
------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
Aggressive                                    0            0           0         1,997,917      11,836,982
------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
Conservative                                  0            0           0         1,062,939       1,227,598
------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                0            0           0         3,787,911       7,468,889
------------------------------------------------------------------------------------------------------------
S&P 500 Index                           235,890       66,065           0                 0       2,080,042
------------------------------------------------------------------------------------------------------------
Small Company Index                           0            0           0                 0      22,588,242
------------------------------------------------------------------------------------------------------------





                                          TOTAL
                                       CAPITAL LOSS      AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT
                                          CARRY-        EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING
                                          OVERS          IN 2008       IN 2009       IN 2010       IN 2011       IN 2012
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------
Equity Value                                     0         --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                6,394,289         --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining               4,849,573         --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                     37,352,005         --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------------
                                        AMOUNT        AMOUNT        AMOUNT        AMOUNT          AMOUNT
                                       EXPIRING      EXPIRING      EXPIRING      EXPIRING       EXPIRING
                                        IN 2013       IN 2014       IN 2015       IN 2016        IN 2017
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------
Equity Value                              --            --            --            --                  --
------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                 --            --            --            --           6,394,289
------------------------------------------------------------------------------------------------------------
Precious Metals and Mining                --            --            --            --           4,849,573
------------------------------------------------------------------------------------------------------------
Small Cap Advantage                       --            --            --            --          37,352,005
------------------------------------------------------------------------------------------------------------






Statement of Additional Information - April 1, 2009                      Page 76





                                          TOTAL          AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT
                                       CAPITAL LOSS     EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING
FUND                                    CARRYOVERS       IN 2008       IN 2009       IN 2010       IN 2011       IN 2012
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity              $    1,239,657        0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                               0       --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                               0       --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                               0       --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                               0       --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                               0       --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                               0       --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                         103,637        0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                               0       --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------
High Yield Bond                        1,376,549,063        0        226,001,198   517,121,802   552,664,309            0
--------------------------------------------------------------------------------------------------------------------------
Partners
Aggressive
Growth                                 1,129,815,010        0        763,613,904   315,348,051    23,741,111   27,111,944
--------------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value                         0       --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Partners Select Value                     15,718,808        0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                 20,350,484        0                  0    14,147,440             0            0
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                   5,425,972        0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government           183,673,285        0        117,356,906             0             0            0
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                     210,465        0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                     343,927,468        0                  0             0   343,927,468            0
--------------------------------------------------------------------------------------------------------------------------
Real Estate                                        0       --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------
Cash Management                            8,101,462        0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                 0       --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap
Equity                                    17,293,096        0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                3,831,834        0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Floating Rate                             17,326,421        0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Growth                                   202,027,584        0                  0             0   178,158,939            0
--------------------------------------------------------------------------------------------------------------------------
Income Opportunities                      12,433,543        0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                     0       --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                         235,009,471        0         60,717,128    20,982,455     9,473,267            0
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                    0       --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                      2,491,213        0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
                                        AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT
                                       EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING
FUND                                    IN 2013       IN 2014       IN 2015       IN 2016       IN 2017
---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
---------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                       0             0             0             0      1,239,657
---------------------------------------------------------------------------------------------------------
Retirement Plus 2010                          --            --            --            --             --
---------------------------------------------------------------------------------------------------------
Retirement Plus 2015                          --            --            --            --             --
---------------------------------------------------------------------------------------------------------
Retirement Plus 2020                          --            --            --            --             --
---------------------------------------------------------------------------------------------------------
Retirement Plus 2025                          --            --            --            --             --
---------------------------------------------------------------------------------------------------------
Retirement Plus 2030                          --            --            --            --             --
---------------------------------------------------------------------------------------------------------
Retirement Plus 2035                          --            --            --            --             --
---------------------------------------------------------------------------------------------------------
Retirement Plus 2040                           0             0             0             0        103,637
---------------------------------------------------------------------------------------------------------
Retirement Plus 2045                          --            --            --            --             --
---------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------------
High Yield Bond                                0    19,078,058             0     6,050,907     55,632,789
---------------------------------------------------------------------------------------------------------
Partners
Aggressive
Growth                                         0             0             0             0              0
---------------------------------------------------------------------------------------------------------
Partners Fundamental Value                    --            --            --            --             --
---------------------------------------------------------------------------------------------------------
Partners Select Value                          0             0             0             0     15,718,808
---------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                      0             0             0             0      6,203,044
---------------------------------------------------------------------------------------------------------
Partners Small Cap Value                       0             0             0             0      5,425,972
---------------------------------------------------------------------------------------------------------
Short Duration U.S. Government        36,267,962    20,469,230     9,579,187             0              0
---------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                       0             0             0             0        210,465
---------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
---------------------------------------------------------------------------------------------------------
Dividend Opportunity                           0             0             0             0              0
---------------------------------------------------------------------------------------------------------
Real Estate                                   --            --            --            --             --
---------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
---------------------------------------------------------------------------------------------------------
Cash Management                                0             0             0         6,554      8,094,908
---------------------------------------------------------------------------------------------------------
Disciplined Equity                            --            --            --            --             --
---------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap
Equity                                         0        93,125        21,904     2,186,828     14,991,239
---------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                    0             0             0       554,680      3,277,154
---------------------------------------------------------------------------------------------------------
Floating Rate                                  0             0        33,562     3,488,601     13,804,258
---------------------------------------------------------------------------------------------------------
Growth                                         0             0             0             0     23,868,645
---------------------------------------------------------------------------------------------------------
Income Opportunities                           0             0             0     1,946,556     10,486,987
---------------------------------------------------------------------------------------------------------
Inflation Protected Securities                --            --            --            --             --
---------------------------------------------------------------------------------------------------------
Large Cap Equity                               0             0             0             0    143,836,621
---------------------------------------------------------------------------------------------------------
Large Cap Value                               --            --            --            --             --
---------------------------------------------------------------------------------------------------------
Limited Duration Bond                          0             0     2,205,797             0        285,416
---------------------------------------------------------------------------------------------------------






Statement of Additional Information - April 1, 2009                      Page 77





                                          TOTAL          AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT
                                       CAPITAL LOSS     EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING
FUND                                    CARRYOVERS       IN 2008       IN 2009       IN 2010       IN 2011       IN 2012
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                  $  1,415,210         0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Diversified Bond                        125,823,517         0         56,247,571    49,658,521             0    5,227,159
--------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                      2,765,793         0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                         102,852         0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Balanced                                718,823,723         0                  0   294,910,142   368,676,980   24,886,878
--------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth              5,736,409         0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value                  24,253         0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                         0        --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                     0        --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                              0        --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation                  11,089         0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income               0        --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity         23,521,188         0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                     2,399,388         0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Global Bond                               6,492,562         0                  0     3,665,053             0            0
--------------------------------------------------------------------------------------------------------------------------
Global Technology                       348,953,680         0        250,345,326    81,299,227             0            0
--------------------------------------------------------------------------------------------------------------------------
Partners International Select
Growth                                   57,544,459         0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Partners International Select Value               0        --                 --            --            --           --
--------------------------------------------------------------------------------------------------------------------------

Partners International Small Cap         16,740,416         0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets             8,838,403         0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity             45,298,067         0         19,489,378    16,514,518     5,021,215            0
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity              404,243,287         0        170,490,067   143,634,885    30,509,951            0
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income           182,867         0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha          577,229         0                  0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Threadneedle International
Opportunity                             246,866,293         0        137,301,860    59,231,998    38,262,972            0
--------------------------------------------------------------------------------------------------------------------------
                                        AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT
                                       EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING
FUND                                    IN 2013       IN 2014       IN 2015       IN 2016       IN 2017
---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
---------------------------------------------------------------------------------------------------------
California Tax-Exempt                          0             0           0        $359,905    $1,055,305
---------------------------------------------------------------------------------------------------------
Diversified Bond                       2,996,287     9,840,520           0               0     1,853,459
---------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                   1,199,755       913,006       3,601               0       649,431
---------------------------------------------------------------------------------------------------------
New York Tax-Exempt                            0             0           0           3,668        99,184
---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
---------------------------------------------------------------------------------------------------------
Balanced                                       0             0           0               0    30,349,723
---------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                   0             0           0               0     5,736,409
---------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value                    0             0           0          24,253             0
---------------------------------------------------------------------------------------------------------
Diversified Equity Income                     --            --          --              --            --
---------------------------------------------------------------------------------------------------------
Mid Cap Value                                 --            --          --              --            --
---------------------------------------------------------------------------------------------------------
Strategic Allocation                          --            --          --              --            --
---------------------------------------------------------------------------------------------------------
Strategic Income Allocation                    0             0           0               0        11,089
---------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income           --            --          --              --            --
---------------------------------------------------------------------------------------------------------
Disciplined International Equity               0             0           0      23,521,188             0
---------------------------------------------------------------------------------------------------------
Emerging Markets Bond                          0             0           0       2,399,388             0
---------------------------------------------------------------------------------------------------------
Global Bond                                    0       498,771           0       2,328,738             0
---------------------------------------------------------------------------------------------------------
Global Technology                              0             0           0      17,309,127             0
---------------------------------------------------------------------------------------------------------
Partners International Select
Growth                                         0             0           0      57,544,459             0
---------------------------------------------------------------------------------------------------------
Partners International Select Value           --            --          --              --            --
---------------------------------------------------------------------------------------------------------

Partners International Small Cap               0             0           0      16,740,416             0
---------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                  0             0           0       8,838,403             0
---------------------------------------------------------------------------------------------------------
Threadneedle European Equity                   0             0           0       4,272,956             0
---------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                     0             0           0      59,608,384             0
---------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income              0             0           0         182,867             0
---------------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha             0             0           0         577,229             0
---------------------------------------------------------------------------------------------------------
Threadneedle International
Opportunity                                    0             0           0      12,069,463             0
---------------------------------------------------------------------------------------------------------






Statement of Additional Information - April 1, 2009                      Page 78




                                          TOTAL          AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT
                                       CAPITAL LOSS     EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING
FUND                                    CARRYOVERS       IN 2008       IN 2009       IN 2010       IN 2011       IN 2012
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                $   538,998          0             0             0             0             0
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                          21,448,607          0             0             0             0             0
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                          9,775,831          0             0             0             0             0
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                  30,950,938          0             0             0             0             0
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                        675          0             0             0             0             0
--------------------------------------------------------------------------------------------------------------------------
                                        AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT
                                       EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING
FUND                                    IN 2013       IN 2014       IN 2015       IN 2016       IN 2017
---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
---------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                     0      $  177,580          0       $    361,418        0
---------------------------------------------------------------------------------------------------------
Mid Cap Growth                              0               0          0         21,448,607        0
---------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                             0         729,270          0          9,046,561        0
---------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                      0               0          0         30,950,938        0
---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
---------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                   675               0          0                  0        0
---------------------------------------------------------------------------------------------------------





TAXES

SUBCHAPTER M COMPLIANCE
Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code as a regulated investment company. Each fund intends to maintain its qualification as a regulated investment company by meeting certain requirements relating to distributions, source of income, and asset diversification. Distribution requirements include distributing at least 90% of the fund's investment company taxable income and tax-exempt ordinary income to fund shareholders each taxable year. The source of income rules require that at least 90% of the fund's gross income be derived from dividends, interest, certain payments with respect to securities loans, gain from the sale or other disposition of stock, securities or foreign currencies (subject to certain limitations), and certain other income derived with respect to its business of investing in stock, securities or currencies, and net income from certain interests in qualified publicly traded partnerships. Asset diversification requirements are met when the Fund owns, at the end of each quarter of its taxable year, a portfolio, 50% of which includes cash and cash items, U.S. government securities, securities of other regulated investment companies and, securities of other issuers in which the fund has not invested more than 5% of the value of the fund's assets (or 10% of the value of the outstanding voting securities of any one issuer). Also, no more than 25% of the fund's assets may be invested in the securities of any one issuer or two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses (excepting U.S. government securities and securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships. This is a simplified description of the relevant laws.

If the fund fails to qualify as a regulated investment company under Subchapter M, the fund would be taxed as a corporation on the entire amount of its taxable income without a dividends paid deduction. Also, "all of" a shareholder's distributions would become ordinary dividends (or could be treated as a return of capital, if there weren't sufficient earnings and profits).

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The fund intends to distribute sufficient dividends within each calendar year, as well as on a fiscal year basis, to avoid income and excise taxes.

A fund may be subject to U.S. taxes resulting from holdings in passive foreign investment companies (PFIC). To avoid unfavorable tax consequences, a fund may make an election to mark to market its PFIC investments. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the fund will be eligible to file an election with the Internal Revenue Service
(IRS) under which shareholders of the fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.



Statement of Additional Information - April 1, 2009                      Page 79




A fund may use equalization payments to satisfy its requirement to make distributions of net investment income and capital gain net income. Equalization payments occur when a fund allocates a portion of its net investment income and realized capital gain net income to redemptions of fund shares. These payments reduce the amount of taxable distributions paid to shareholders. The IRS has not issued any guidance concerning the methods used to allocate investment income and capital gain to redemptions of shares. If the IRS determines that a fund is using an improper method of allocation for these purposes, the fund may be liable for additional federal income tax.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.

See Appendix B for more information regarding state tax-exempt funds.

EXCHANGES
For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

A capital loss on a sale or redemption of a security in a nonqualified account may be disallowed for tax purposes if the same or a substantially identical security is purchased or acquired within 30 days before or after the date of the loss transaction. This is called a wash sale. When a wash sale occurs, the loss is disallowed to the extent of shares repurchased, and the cost basis on the security acquired is increased by the amount of the loss that is disallowed. The loss is disallowed in a nonqualified account whether the purchase is in a nonqualified account or in an IRA or Roth IRA, however, an individual's cost basis in an IRA or Roth IRA is not increased due to the wash sale rules. The wash sale rules apply only to capital losses. Sales of securities that result in capital gains are generally recognized when incurred.

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

FOR EXAMPLE
You purchase 100 shares of an equity fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

The following paragraphs provide information based on a fund's investment category. You can find your fund's investment category in Table 1.

FOR STATE TAX-EXEMPT FIXED INCOME AND TAX-EXEMPT FIXED INCOME FUNDS, all distributions of net investment income during the fund's fiscal year will have the same percentage designated as tax-exempt. This percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

FOR BALANCED, EQUITY, FUNDS-OF-FUNDS, TAXABLE MONEY MARKET AND TAXABLE FIXED INCOME FUNDS, if you have a nonqualified investment in a fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. See wash sale discussion above. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

DISTRIBUTIONS
DIVIDENDS
Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a fund's dividend that is attributable to dividends the fund received from domestic (U.S.) securities. If there is debt-financed portfolio stock, that is, bank financing is used to purchase long securities, the 70% dividends received deduction would be reduced by the average amount of portfolio indebtedness divided by the average adjusted basis in the stock. This does not impact the qualified dividend income


Statement of Additional Information - April 1, 2009                      Page 80




available to individual shareholders. For the most recent fiscal period, net investment income dividends qualified for the corporate deduction as shown in the following table.

Only certain qualified dividend income (QDI) will be subject to the 15% and 0% (for lower-bracket taxpayers) tax rates for 2008-2010. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement. PFICs are excluded from this treatment. Holding periods for shares must also be met to be eligible for QDI treatment (more than 60 days for common stock and more than 90 days for certain preferred's dividends).

The QDI for individuals for the most recent fiscal period is shown in the table below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

          TABLE 12. CORPORATE DEDUCTION AND QUALIFIED DIVIDEND INCOME


                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------

Income Builder Basic Income                              13.39%                    15.15%
--------------------------------------------------------------------------------------------------

Income Builder Enhanced Income                           10.32                     14.00
--------------------------------------------------------------------------------------------------

Income Builder Moderate Income                           14.02                     16.58
--------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                             36.36                     52.12
--------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                            5.23                      7.20
--------------------------------------------------------------------------------------------------

Portfolio Builder Moderate                               12.95                     18.45
--------------------------------------------------------------------------------------------------

Portfolio Builder Moderate Aggressive                    20.91                     29.91
--------------------------------------------------------------------------------------------------

Portfolio Builder Moderate Conservative                   8.87                     12.44
--------------------------------------------------------------------------------------------------

Portfolio Builder Total Equity                           69.21                     99.47
--------------------------------------------------------------------------------------------------

S&P 500 Index                                            100.00                    100.00
--------------------------------------------------------------------------------------------------
Small Company Index                                      100.00                    100.00
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------
Equity Value                                             100.00                    100.00
--------------------------------------------------------------------------------------------------
Partners Small Cap Growth                                 7.42                      7.52
--------------------------------------------------------------------------------------------------
Precious Metals and Mining                                1.58                      7.77
--------------------------------------------------------------------------------------------------

Small Cap Advantage                                      21.98                     23.84
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                                   0                         0
--------------------------------------------------------------------------------------------------
Retirement Plus 2010                                     23.79                     26.60
--------------------------------------------------------------------------------------------------
Retirement Plus 2015                                     29.19                     33.29
--------------------------------------------------------------------------------------------------
Retirement Plus 2020                                     31.05                     36.77
--------------------------------------------------------------------------------------------------
Retirement Plus 2025                                     35.39                     42.66
--------------------------------------------------------------------------------------------------
Retirement Plus 2030                                     38.20                     46.35
--------------------------------------------------------------------------------------------------
Retirement Plus 2035                                     37.21                     44.99
--------------------------------------------------------------------------------------------------
Retirement Plus 2040                                     36.10                     43.63
--------------------------------------------------------------------------------------------------
Retirement Plus 2045                                     33.06                     39.67

--------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                      Page 81





                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------
High Yield Bond                                            0%                        0%
--------------------------------------------------------------------------------------------------
Partners Aggressive Growth                                 0                         0
--------------------------------------------------------------------------------------------------
Partners Fundamental Value                               100.00                    100.00
--------------------------------------------------------------------------------------------------
Partners Select Value                                    28.75                     30.44
--------------------------------------------------------------------------------------------------
Partners Small Cap Equity                                  0                         0
--------------------------------------------------------------------------------------------------
Partners Small Cap Value                                 53.50                     83.57
--------------------------------------------------------------------------------------------------
Short Duration U.S. Government                             0                         0
--------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                   0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------
Dividend Opportunity                                     100.00                    100.00
--------------------------------------------------------------------------------------------------
Real Estate                                               1.69                     15.81
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------
Cash Management                                            0                         0
--------------------------------------------------------------------------------------------------
Disciplined Equity                                       100.00                    100.00
--------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                     100.00                    100.00
--------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                              100.00                    100.00
--------------------------------------------------------------------------------------------------
Floating Rate                                              0                         0
--------------------------------------------------------------------------------------------------
Growth                                                   100.00                    100.00
--------------------------------------------------------------------------------------------------
Income Opportunities                                       0                         0
--------------------------------------------------------------------------------------------------
Inflation Protected Securities                             0                         0
--------------------------------------------------------------------------------------------------
Large Cap Equity                                         100.00                    100.00
--------------------------------------------------------------------------------------------------
Large Cap Value                                          100.00                    100.00
--------------------------------------------------------------------------------------------------
Limited Duration Bond                                      0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------
California Tax-Exempt                                      0                         0
--------------------------------------------------------------------------------------------------
Diversified Bond                                           0                         0
--------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                       0                         0
--------------------------------------------------------------------------------------------------
New York Tax-Exempt                                        0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------
Balanced                                                 60.12                     64.58
--------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                             100.00                    100.00
--------------------------------------------------------------------------------------------------
Disciplined Large Cap Value                                0                         0
--------------------------------------------------------------------------------------------------
Diversified Equity Income                                100.00                    100.00
--------------------------------------------------------------------------------------------------
Mid Cap Value                                            100.00                    100.00
--------------------------------------------------------------------------------------------------
Strategic Allocation                                     52.43                     76.74
--------------------------------------------------------------------------------------------------
Strategic Income Allocation                               4.53                      3.90

--------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                      Page 82





                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                        0%                        0%
--------------------------------------------------------------------------------------------------
Disciplined International Equity                          0.54                     100.00
--------------------------------------------------------------------------------------------------
Emerging Markets Bond                                      0                         0
--------------------------------------------------------------------------------------------------
Global Bond                                                0                         0
--------------------------------------------------------------------------------------------------
Global Technology                                          0                         0
--------------------------------------------------------------------------------------------------
Partners International Select Growth                      6.48                     100.00
--------------------------------------------------------------------------------------------------
Partners International Select Value                        0                         0
--------------------------------------------------------------------------------------------------
Partners International Small Cap                           0                         0
--------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                              0                         0
--------------------------------------------------------------------------------------------------
Threadneedle European Equity                               0                       100.00
--------------------------------------------------------------------------------------------------
Threadneedle Global Equity                               100.00                    100.00
--------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                        100.00                    100.00
--------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha                         0                         0
--------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                     0                       100.00
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                    0                         0
--------------------------------------------------------------------------------------------------
Mid Cap Growth                                           25.80                     25.95
--------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                            0                         0
--------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                     0                         0
--------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                    0                         0
--------------------------------------------------------------------------------------------------





CAPITAL GAINS DISTRIBUTIONS
Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by a fund are paid to shareholders as part of their ordinary income dividend and are taxable as ordinary income. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by a fund and to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition may be treated as ordinary or capital gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

RETURN OF CAPITAL
If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the fund as of the later of (1) the date the share became ex-dividend or (2) the date the fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the fund, this rule may cause a fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the fund will take a loss at the time that a determination is made that the dividend will not be received.

If a fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to its shareholders. A return of capital will generally not be taxable, however, any amounts received in excess of a shareholder's tax basis are treated as capital gain. Forms 1099 will be sent to shareholders to report any return of capital.



Statement of Additional Information - April 1, 2009                      Page 83




SERVICE PROVIDERS

INVESTMENT MANAGEMENT SERVICES

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreements, the investment manager, subject to the policies set by the Board, provides investment management services.

For its services, the investment manager is paid a monthly fee based on the following schedule. Each class of a fund pays its proportionate share of the fee. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

         TABLE 13. INVESTMENT MANAGEMENT SERVICES AGREEMENT FEE SCHEDULE

                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                       First $0.25          0.950%                          0.950%
                                               Next 0.25            0.930
                                               Next 0.50            0.910
                                               Over 1.0             0.890
------------------------------------------------------------------------------------------------------------------------------

Absolute Return Currency and Income            First 1.0            0.890                            0.890
                                               Next 1.0             0.865
                                               Next 1.0             0.840
                                               Next 3.0             0.815
                                               Next 1.5             0.790
                                               Next 1.5             0.775
                                               Next 1.0             0.770
                                               Next 5.0             0.760
                                               Next 5.0             0.750
                                               Next 4.0             0.740
                                               Next 26.0            0.720
                                               Over 50.0            0.700
------------------------------------------------------------------------------------------------------------------------------

Balanced                                       First 1.0            0.530                            0.530
                                               Next 1.0             0.505
                                               Next 1.0             0.480
                                               Next 3.0             0.455
                                               Next 1.5             0.430
                                               Next 2.5             0.410
                                               Next 5.0             0.390
                                               Next 9.0             0.370
                                               Over 24.0            0.350
------------------------------------------------------------------------------------------------------------------------------

California Tax-Exempt                          First 0.25           0.410                     California - 0.410
Minnesota Tax-Exempt                           Next 0.25            0.385                      Minnesota - 0.405
New York Tax-Exempt                            Next 0.25            0.360                      New York - 0.410
                                               Next 0.25            0.345
                                               Next 6.5             0.320
                                               Next 2.5             0.310
                                               Next 5.0             0.300
                                               Next 9.0             0.290
                                               Next 26.0            0.270
                                               Over 50.0            0.250

------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                      Page 84




                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
Cash Management                                First $1.0           0.330%                          0.285%
                                               Next 0.5             0.313
                                               Next 0.5             0.295
                                               Next 0.5             0.278
                                               Next 2.5             0.260
                                               Next 1.0             0.240
                                               Next 1.5             0.220
                                               Next 1.5             0.215
                                               Next 1.0             0.190
                                               Next 5.0             0.180
                                               Next 5.0             0.170
                                               Next 4.0             0.160
                                               Over 24.0            0.150
------------------------------------------------------------------------------------------------------------------------------

Disciplined Equity                             First 1.0            0.600                 Disciplined Equity - 0.575
Disciplined Large Cap Growth                   Next 1.0             0.575            Disciplined Large Cap Growth - 0.600
Disciplined Large Cap Value                    Next 1.0             0.550             Disciplined Large Cap Value - 0.600
Diversified Equity Income                      Next 3.0             0.525              Diversified Equity Income - 0.551
Growth                                         Next 1.5             0.500                       Growth - 0.584
Large Cap Equity                               Next 2.5             0.485                  Large Cap Equity - 0.562
Large Cap Value                                Next 5.0             0.470                   Large Cap Value - 0.600
                                               Next 5.0             0.450
                                               Next 4.0             0.425
                                               Next 26.0            0.400
                                               Over 50.0            0.375
------------------------------------------------------------------------------------------------------------------------------

Disciplined International Equity               First 0.25           0.800          Disciplined International Equity - 0.790
Threadneedle European Equity                   Next 0.25            0.775            Threadneedle European Equity - 0.800
Threadneedle Global Equity                     Next 0.25            0.750             Threadneedle Global Equity - 0.789
Threadneedle Global Equity Income              Next 0.25            0.725          Threadneedle Global Equity Income - 0.800
Threadneedle International Opportunity         Next 1.0             0.700       Threadneedle International Opportunity - 0.793
                                               Next 5.5             0.675
                                               Next 2.5             0.660
                                               Next 5.0             0.645
                                               Next 5.0             0.635
                                               Next 4.0             0.610
                                               Next 26.0            0.600
                                               Over 50.0            0.570
------------------------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity           First 1.0            0.700                Disciplined Small and Mid Cap
Mid Cap Growth                                 Next 1.0             0.675                       Equity - 0.700
                                               Next 1.0             0.650                   Mid Cap Growth - 0.700
                                               Next 3.0             0.625
                                               Next 1.5             0.600
                                               Next 2.5             0.575
                                               Next 5.0             0.550
                                               Next 9.0             0.525
                                               Next 26.0            0.500
                                               Over 50.0            0.475
------------------------------------------------------------------------------------------------------------------------------

Disciplined Small Cap Value                    First 0.25           0.850                            0.850
                                               Next 0.25            0.825
                                               Next 0.25            0.800
                                               Next 0.25            0.775
                                               Next 1.0             0.750
                                               Over 2.0             0.725

------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                      Page 85




                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                               First $1.0           0.480%                 Diversified Bond - 0.446%
Limited Duration Bond                          Next 1.0             0.455                Limited Duration Bond - 0.480
                                               Next 1.0             0.430
                                               Next 3.0             0.405
                                               Next 1.5             0.380
                                               Next 1.5             0.365
                                               Next 1.0             0.360
                                               Next 5.0             0.350
                                               Next 5.0             0.340
                                               Next 4.0             0.330
                                               Next 26.0            0.310
                                               Over 50.0            0.290
------------------------------------------------------------------------------------------------------------------------------

Dividend Opportunity                           First 0.50           0.610                            0.584
                                               Next 0.50            0.585
                                               Next 1.0             0.560
                                               Next 1.0             0.535
                                               Next 3.0             0.510
                                               Next 4.0             0.480
                                               Next 5.0             0.470
                                               Next 5.0             0.450
                                               Next 4.0             0.425
                                               Next 26.0            0.400
                                               Over 50.0            0.375
------------------------------------------------------------------------------------------------------------------------------

Emerging Markets Bond                          First 0.25           0.720                Emerging Markets Bond - 0.720
Global Bond                                    Next 0.25            0.695                     Global Bond - 0.699
                                               Next 0.25            0.670
                                               Next 0.25            0.645
                                               Next 6.5             0.620
                                               Next 2.5             0.605
                                               Next 5.0             0.590
                                               Next 5.0             0.580
                                               Next 4.0             0.560
                                               Next 26.0            0.540
                                               Over 50.0            0.520
------------------------------------------------------------------------------------------------------------------------------

Equity Value                                   First 0.50           0.530                            0.517
                                               Next 0.50            0.505
                                               Next 1.0             0.480
                                               Next 1.0             0.455
                                               Next 3.0             0.430
                                               Over 6.0             0.400
------------------------------------------------------------------------------------------------------------------------------

Floating Rate                                  First 1.0            0.610                            0.610
Income Opportunities                           Next 1.0             0.585
                                               Next 1.0             0.560
                                               Next 3.0             0.535
                                               Next 1.5             0.510
                                               Next 1.5             0.495
                                               Next 1.0             0.470
                                               Next 5.0             0.455
                                               Next 5.0             0.445
                                               Next 4.0             0.420
                                               Next 26.0            0.405
                                               Over 50.0            0.380

------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                      Page 86





                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
Global Technology                              First $0.25          0.720%                          0.720%
                                               Next 0.25            0.695
                                               Next 0.25            0.670
                                               Next 0.25            0.645
                                               Next 1.0             0.620
                                               Over 2.0             0.595
------------------------------------------------------------------------------------------------------------------------------

High Yield Bond                                First 1.0            0.590                            0.583
                                               Next 1.0             0.565
                                               Next 1.0             0.540
                                               Next 3.0             0.515
                                               Next 1.5             0.490
                                               Next 1.5             0.475
                                               Next 1.0             0.450
                                               Next 5.0             0.435
                                               Next 5.0             0.425
                                               Next 4.0             0.400
                                               Next 26.0            0.385
                                               Over 50.0            0.360
------------------------------------------------------------------------------------------------------------------------------

Income Builder Basic Income                    N/A                    N/A                             N/A
Income Builder Enhanced Income
Income Builder Moderate Income
Portfolio Builder Aggressive
Portfolio Builder Conservative
Portfolio Builder Moderate
Portfolio Builder Moderate Aggressive
Portfolio Builder Moderate Conservative
Portfolio Builder Total Equity
Retirement Plus 2010
Retirement Plus 2015
Retirement Plus 2020
Retirement Plus 2025
Retirement Plus 2030
Retirement Plus 2035
Retirement Plus 2040
Retirement Plus 2045
------------------------------------------------------------------------------------------------------------------------------

Inflation Protected Securities                 First 1.0            0.440                            0.440
                                               Next 1.0             0.415
                                               Next 1.0             0.390
                                               Next 3.0             0.365
                                               Next 1.5             0.340
                                               Next 1.5             0.325
                                               Next 1.0             0.320
                                               Next 5.0             0.310
                                               Next 5.0             0.300
                                               Next 4.0             0.290
                                               Next 26.0            0.270
                                               Over 50.0            0.250

------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                      Page 87




                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                        First $1.0           0.390%                          0.390%
                                               Next 1.0             0.365
                                               Next 1.0             0.340
                                               Next 3.0             0.315
                                               Next 1.5             0.290
                                               Next 2.5             0.280
                                               Next 5.0             0.270
                                               Next 35.0            0.260
                                               Over 50.0            0.250
------------------------------------------------------------------------------------------------------------------------------

Mid Cap Value                                  First 1.0            0.700                            0.682
                                               Next 1.0             0.675
                                               Next 1.0             0.650
                                               Next 3.0             0.625
                                               Next 1.5             0.600
                                               Next 2.5             0.575
                                               Next 5.0             0.550
                                               Next 9.0             0.525
                                               Next 26.0            0.500
                                               Over 50.0            0.475
------------------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth                     First 0.50           0.890                            0.885
                                               Next 0.50            0.865
                                               Next 1.0             0.840
                                               Next 1.0             0.815
                                               Next 3.0             0.790
                                               Over 6.0             0.765
------------------------------------------------------------------------------------------------------------------------------

Partners Fundamental Value                     First 0.50           0.730                            0.718
                                               Next 0.50            0.705
                                               Next 1.0             0.680
                                               Next 1.0             0.655
                                               Next 3.0             0.630
                                               Over 6.0             0.600
------------------------------------------------------------------------------------------------------------------------------

Partners International Select Growth           First 0.25           1.000                            0.992
                                               Next 0.25            0.975
                                               Next 0.25            0.950
                                               Next 0.25            0.925
                                               Next 1.0             0.900
                                               Over 2.0             0.875
------------------------------------------------------------------------------------------------------------------------------

Partners International Select Value            First 0.25           0.900                            0.868
                                               Next 0.25            0.875
                                               Next 0.25            0.850
                                               Next 0.25            0.825
                                               Next 1.0             0.800
                                               Over 2.0             0.775
------------------------------------------------------------------------------------------------------------------------------
Partners International Small Cap               First 0.25           1.120                            1.120
                                               Next 0.25            1.095
                                               Next 0.25            1.070
                                               Next 0.25            1.045
                                               Next 1.0             1.020
                                               Over 2.0             0.995

------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                      Page 88





                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
Partners Select Value                          First $0.50          0.780%                          0.780%
                                               Next 0.50            0.755
                                               Next 1.0             0.730
                                               Next 1.0             0.705
                                               Next 3.0             0.680
                                               Over 6.0             0.650
------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Equity                      First 0.25           0.970                            0.970
                                               Next 0.25            0.945
                                               Next 0.25            0.920
                                               Next 0.25            0.895
                                               Over 1.0             0.870
------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Growth                      First 0.25           0.920                            0.920
                                               Next 0.25            0.895
                                               Next 0.25            0.870
                                               Next 0.25            0.845
                                               Next 1.0             0.820
                                               Over 2.0             0.795
------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Value                       First 0.25           0.970                            0.955
                                               Next 0.25            0.945
                                               Next 0.25            0.920
                                               Next 0.25            0.895
                                               Over 1.0             0.870
------------------------------------------------------------------------------------------------------------------------------

Precious Metals and Mining                     First 0.25           0.800                            0.800
                                               Next 0.25            0.775
                                               Next 0.25            0.750
                                               Next 0.25            0.725
                                               Next 1.0             0.700
                                               Over 2.0             0.675
------------------------------------------------------------------------------------------------------------------------------

Real Estate                                    First 1.0            0.840                            0.840
                                               Next 1.0             0.815
                                               Next 1.0             0.790
                                               Next 3.0             0.765
                                               Next 6.0             0.740
                                               Next 12.0            0.730
                                               Over 24.0            0.720
------------------------------------------------------------------------------------------------------------------------------

S&P 500 Index                                  First 1.0            0.220                            0.220
                                               Next 1.0             0.210
                                               Next 1.0             0.200
                                               Next 4.5             0.190
                                               Next 2.5             0.180
                                               Next 5.0             0.170
                                               Next 9.0             0.160
                                               Next 26.0            0.140
                                               Over 50.0            0.120

------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                      Page 89





                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                 First $1.0           0.480%                          0.480%
                                               Next 1.0             0.455
                                               Next 1.0             0.430
                                               Next 3.0             0.405
                                               Next 1.5             0.380
                                               Next 1.5             0.365
                                               Next 1.0             0.340
                                               Next 5.0             0.325
                                               Next 5.0             0.315
                                               Next 4.0             0.290
                                               Next 26.0            0.275
                                               Over 50.0            0.250
------------------------------------------------------------------------------------------------------------------------------

Small Cap Advantage                            First 0.25           0.790                            0.786
                                               Next 0.25            0.765
                                               Next 0.25            0.740
                                               Next 0.25            0.715
                                               Next 1.0             0.690
                                               Over 2.0             0.665
------------------------------------------------------------------------------------------------------------------------------

Small Company Index                            First 0.25           0.360                            0.357
                                               Next 0.25            0.350
                                               Next 0.25            0.340
                                               Next 0.25            0.330
                                               Next 6.5             0.320
                                               Next 7.5             0.300
                                               Next 9.0             0.280
                                               Next 26.0            0.260
                                               Over 50.0            0.240
------------------------------------------------------------------------------------------------------------------------------

Strategic Allocation                           First 1.0            0.570                            0.560
                                               Next 1.0             0.545
                                               Next 1.0             0.520
                                               Next 3.0             0.495
                                               Next 1.5             0.470
                                               Next 2.5             0.450
                                               Next 5.0             0.430
                                               Next 9.0             0.410
                                               Over 24.0            0.390
------------------------------------------------------------------------------------------------------------------------------

Strategic Income Allocation                    First 0.25           0.550                            0.550
                                               Next 0.25            0.525
                                               Next 0.25            0.500
                                               Over 0.75            0.475
------------------------------------------------------------------------------------------------------------------------------

Tax-Exempt Bond                                First 1.0            0.410                            0.410
                                               Next 1.0             0.385
                                               Next 1.0             0.360
                                               Next 3.0             0.335
                                               Next 1.5             0.310
                                               Next 2.5             0.300
                                               Next 5.0             0.290
                                               Next 9.0             0.280
                                               Next 26.0            0.260
                                               Over 50.0            0.250

------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                      Page 90




                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                         First $1.0           0.470%                          0.454%
                                               Next 1.0             0.445
                                               Next 1.0             0.420
                                               Next 3.0             0.395
                                               Next 1.5             0.370
                                               Next 2.5             0.360
                                               Next 5.0             0.350
                                               Next 9.0             0.340
                                               Next 26.0            0.320
                                               Over 50.0            0.300
------------------------------------------------------------------------------------------------------------------------------

Tax-Exempt Money Market                        First 1.0            0.330                            0.330
                                               Next 0.5             0.313
                                               Next 0.5             0.295
                                               Next 0.5             0.278
                                               Next 2.5             0.260
                                               Next 1.0             0.240
                                               Next 1.5             0.220
                                               Next 1.5             0.215
                                               Next 1.0             0.190
                                               Next 5.0             0.180
                                               Next 5.0             0.170
                                               Next 4.0             0.160
                                               Over 24.0            0.150
------------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets                  First 0.25           1.100                            1.100
                                               Next 0.25            1.080
                                               Next 0.25            1.060
                                               Next 0.25            1.040
                                               Next 1.0             1.020
                                               Next 5.5             1.000
                                               Next 2.5             0.985
                                               Next 5.0             0.970
                                               Net 5.0              0.960
                                               Next 4.0             0.935
                                               Next 26.0            0.920
                                               Over 50.0            0.900
------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Extended Alpha             First 0.25           1.050                            1.050
                                               Next 0.25            1.030
                                               Next 0.50            1.010
                                               Next 1.0             0.990
------------------------------------------------------------------------------------------------------------------------------

U.S. Government Mortgage                       First 1.0            0.480                            0.480
                                               Next 1.0             0.455
                                               Next 1.0             0.430
                                               Next 3.0             0.405
                                               Next 1.5             0.380
                                               Next 1.5             0.365
                                               Next 1.0             0.360
                                               Next 5.0             0.350
                                               Next 5.0             0.340
                                               Next 4.0             0.330
                                               Next 26.0            0.310
                                               Over 50.0            0.290
------------------------------------------------------------------------------------------------------------------------------





Statement of Additional Information - April 1, 2009                      Page 91






Under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants' fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; interest and fee expense related to a fund's participation in inverse floater structures; and expenses properly payable by a fund, approved by the Board.

For Equity and Balanced Funds, except for S&P 500 Index and Small Company Index, before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to a Performance Incentive Adjustment Index (PIA Index) as shown in the table below. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                              TABLE 14. PIA INDEXES

                                                                               FEE INCREASE OR
FUND                                    PIA INDEX                                 (DECREASE)
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING MARCH 31
----------------------------------------------------------------------------------------------
Equity Value                            Lipper Large-Cap Value Funds             $   615,240
----------------------------------------------------------------------------------------------
Partners Small Cap Growth               Lipper Small-Cap Growth Funds                 58,432
----------------------------------------------------------------------------------------------
Precious Metals and Mining              Lipper Gold Funds                            (79,535)
----------------------------------------------------------------------------------------------
Small Cap Advantage                     Lipper Small-Cap Core Funds                 (641,110)
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING APRIL 30
----------------------------------------------------------------------------------------------
120/20 Contrarian Equity                Russell 3000 Index                              N/A*
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING MAY 31
----------------------------------------------------------------------------------------------
Partners Aggressive Growth              Lipper Mid-Cap Growth Funds                  491,209
----------------------------------------------------------------------------------------------
Partners Fundamental Value              Lipper Large-Cap Core Funds(a)               219,383
----------------------------------------------------------------------------------------------
Partners Select Value                   Lipper Mid-Cap Value Funds(b)                465,782
----------------------------------------------------------------------------------------------
Partners Small Cap Equity               Lipper Small-Cap Core Funds                  (75,993)
----------------------------------------------------------------------------------------------
Partners Small Cap Value                Lipper Small-Cap Value Funds                (289,756)
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING JUNE 30
----------------------------------------------------------------------------------------------
Dividend Opportunity                    Lipper Equity Income Funds                   916,530
----------------------------------------------------------------------------------------------
Real Estate                             Lipper Real Estate Funds                    (190,002)
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING JULY 31
----------------------------------------------------------------------------------------------
Disciplined Equity                      Lipper Large-Cap Core Funds               (1,361,345)
----------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity    Lipper Mid-Cap Core Funds                    (79,088)
----------------------------------------------------------------------------------------------
Disciplined Small Cap Value             Lipper Small-Cap Value Funds                 (38,280)
----------------------------------------------------------------------------------------------
Growth                                  Lipper Large-Cap Growth Funds             (3,707,468)
----------------------------------------------------------------------------------------------
Large Cap Equity                        Lipper Large-Cap Core Funds               (4,214,418)
----------------------------------------------------------------------------------------------
Large Cap Value                         Lipper Large-Cap Value Funds                 (58,120)
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------
Balanced                                Lipper Balanced Funds                       (787,804)
----------------------------------------------------------------------------------------------
Disciplined Large Cap Growth            Lipper Large-Cap Growth Funds               (106,808)
----------------------------------------------------------------------------------------------
Disciplined Large Cap Value             Lipper Large-Cap Value Funds                    N/A*
----------------------------------------------------------------------------------------------
Diversified Equity Income               Lipper Equity Income Funds                 4,992,605
----------------------------------------------------------------------------------------------
Mid Cap Value                           Lipper Mid-Cap Value Funds                 1,681,079
----------------------------------------------------------------------------------------------
Strategic Allocation                    Lipper Flexible Portfolio Funds           (1,260,515)

----------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                      Page 92




                                                                               FEE INCREASE OR
FUND                                    LIPPER INDEX                              (DECREASE)
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING OCTOBER 31
----------------------------------------------------------------------------------------------
                                        Lipper International Large-Cap Core
Disciplined International Equity        Funds                                    $  (213,635)
----------------------------------------------------------------------------------------------
                                        Lipper Global Science and Technology
Global Technology                       Funds(c)                                    (148,556)
----------------------------------------------------------------------------------------------
                                        Lipper International Multi-Cap
Partners International Select Growth    Growth Funds                                (387,870)
----------------------------------------------------------------------------------------------
                                        Lipper International Multi-Cap Value
Partners International Select Value     Funds                                     (2,449,779)
----------------------------------------------------------------------------------------------
Partners International Small Cap        Lipper International Small-Cap Funds         (51,416)
----------------------------------------------------------------------------------------------
Threadneedle Emerging Markets           Lipper Emerging Markets Funds                507,378
----------------------------------------------------------------------------------------------
Threadneedle European Equity            Lipper European Funds                         19,559
----------------------------------------------------------------------------------------------
Threadneedle Global Equity              Lipper Global Funds                          393,409
----------------------------------------------------------------------------------------------
Threadneedle Global Equity Income       MSCI All Country World Index                     N/A*
----------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha      MSCI All Country World Index                     N/A*
----------------------------------------------------------------------------------------------
                                        Lipper International Large-Cap Core
Threadneedle International Opportunity  Funds                                        119,014
----------------------------------------------------------------------------------------------

FISCAL YEAR ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------
Mid Cap Growth                          Lipper Mid-Cap Growth Funds                 (965,508)
----------------------------------------------------------------------------------------------



     * See section titled "Transition Period" below.

(a) The index against which the fund's performance was measured prior to Jan. 1, 2008 was the Lipper Large-Cap Value Funds Index. See "Change in Index" below.

(b) The index against which the fund's performance was measured prior to Jan. 1, 2008 was the Lipper Multi-Cap Value Funds Index. See "Change in Index" below.

(c) The index against which the fund's performance was measured prior to July 1, 2008 was the Lipper Science and Technology Funds Index. See "Change in Index" below.

FOR ALL FUNDS NOTED IN TABLE 14 EXCEPT 120/20 CONTRARIAN EQUITY AND THREADNEEDLE GLOBAL EXTENDED ALPHA:
The adjustment will be determined monthly by measuring the percentage difference over a rolling 12-month period (subject to earlier determination based on the Transition Period, as set forth below) between the annualized performance of one Class A share of the fund and the annualized performance of the Index ("performance difference"). The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table and is applied against average daily net assets for the applicable rolling 12-month period or Transition Period, and divided by 12 to obtain the fee reflecting the performance fee adjustment for that month. The table is organized by fund category. You can find your fund's category in Table 1.



Statement of Additional Information - April 1, 2009                      Page 93




             TABLE 15A. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION


--------------------------------------------------------------------------------------------------------
                   EQUITY FUNDS                                         BALANCED FUNDS
--------------------------------------------------------------------------------------------------------
 PERFORMANCE                                          PERFORMANCE
  DIFFERENCE   ADJUSTMENT RATE                         DIFFERENCE    ADJUSTMENT RATE
--------------------------------------------------------------------------------------------------------
0.00% - 0.50%  0                                     0.00% - 0.50%   0
--------------------------------------------------------------------------------------------------------
0.50% - 1.00%  6 basis points times the              0.50% - 1.00%   6 basis points times the
               performance difference over 0.50%,                    performance difference over 0.50%,
               times 100 (maximum of 3 basis                         times 100 (maximum of 3 basis
               points if a 1% performance                            points if a 1% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
1.00% - 2.00%  3 basis points, plus 3 basis points   1.00% - 2.00%   3 basis points, plus 3 basis points
               times the performance difference                      times the performance difference
               over 1.00%, times 100 (maximum 6                      over 1.00%, times 100 (maximum 6
               basis points if a 2% performance                      basis points if a 2% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
2.00% - 4.00%  6 basis points, plus 2 basis points   2.00% - 3.00%   6 basis points, plus 2 basis points
               times the performance difference                      times the performance difference
               over 2.00%, times 100 (maximum 10                     over 2.00%, times 100 (maximum 8
               basis points if a 4% performance                      basis points if a 3% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
4.00% - 6.00%  10 basis points, plus 1 basis point      3.00% or     8 basis points
               times the performance difference           more
               over 4.00%, times 100 (maximum 12
               basis points if a 6% performance
               difference)
--------------------------------------------------------------------------------------------------------
6.00% or more  12 basis points
--------------------------------------------------------------------------------------------------------



For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's Class A performance exceeds that of the Index, the fee paid to the investment manager will increase. Where the performance of the Index exceeds the performance of the fund's Class A shares, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

TRANSITION PERIOD
The performance incentive adjustment will not be calculated for the first 6 months from the inception of the fund. After 6 full calendar months, the performance fee adjustment will be determined using the average assets and performance difference over the first 6 full calendar months, and the adjustment rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 12 full calendar months, the full rolling 12-month period will take affect.

CHANGE IN INDEX
If an Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index; or (2) adoption of a methodology to transition to a substitute index it has approved.

In the case of a change in index, a fund's performance will be compared to a 12-month blended index return that reflects the performance of the current index for the portion of the 12-month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

FOR 120/20 CONTRARIAN EQUITY AND THREADNEEDLE GLOBAL EXTENDED ALPHA:
The adjustment will be determined monthly by measuring the percentage difference over a rolling 36-month period (subject to earlier determination based on the Transition Period, as set forth below) between the annualized performance of one Class A share of the fund and the annualized performance of the Index ("performance difference"). The performance difference will then be used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in


Statement of Additional Information - April 1, 2009                      Page 94




accordance with the following table and is applied against average daily net assets for the applicable rolling 36-month period or Transition Period, and divided by 12 to obtain the fee reflecting the performance fee adjustment for that month.

             TABLE 15B. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION


-----------------------------------------------------------------------------------------
 PERFORMANCE
  DIFFERENCE                                 ADJUSTMENT RATE
-----------------------------------------------------------------------------------------
0.00% - 1.00%  0
-----------------------------------------------------------------------------------------
1.00% - 6.00%  10 basis points times the performance difference over 1.00%, times 100
               (maximum 50 basis points if a 6% performance difference)
-----------------------------------------------------------------------------------------
6.00% or more  50 basis points
-----------------------------------------------------------------------------------------



For example, if the performance difference is 2.38%, the adjustment rate is
0.00138 [the 1.38% performance difference over 1.00%] x 0.0010 [10 basis points] x 100. Rounded to five decimal places, the adjustment rate is 0.00138. This adjustment rate of 0.00138 is then applied against the average daily net assets for the applicable rolling 36-month or Transition Period, and divided by 12, which provides the performance adjustment fee for that month. Where the fund's Class A performance exceeds that of the Index for the applicable rolling 36-month period or Transition Period, the fee paid to the Investment Manager will increase by the adjustment rate. Where the performance of the Index exceeds the performance of the fund's Class A shares for the applicable rolling 36-month period or Transition Period, the fee paid to the Investment Manager will decrease by the adjustment rate.

The 36-month comparison period rolls over with each succeeding month, so that it always equals 36 months, ending with the month for which the performance adjustment is being computed.

TRANSITION PERIOD
The performance incentive adjustment will not be calculated for the first 24 months from the inception of the fund. After 24 full calendar months, the performance fee adjustment will be determined using the average assets and Performance Difference over the first 24 full calendar months, and the Adjustment Rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 36 full calendar months, the full rolling 36-month period will take affect.

CHANGE IN INDEX
If an Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index, or (2) adoption of a methodology to transition to a substitute index it has approved.

In the case of a change in index, a fund's performance will be compared to a 36-month blended index return that reflects the performance of the current index for the portion of the 36-month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.



Statement of Additional Information - April 1, 2009                      Page 95




The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

               TABLE 16. MANAGEMENT FEES AND NONADVISORY EXPENSES



-------------------------------------------------------------------------------------------------------------------------------
                                                  MANAGEMENT FEES                           NONADVISORY EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
FUND                                    2009           2008           2007           2009           2008           2007
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                 N/A            N/A            N/A     $  139,640     $  103,636(a)  $  145,971
-------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income              N/A            N/A            N/A        118,255        134,546(a)     153,282
-------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income              N/A            N/A            N/A        175,842        129,062(a)     202,410
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                N/A            N/A           N/A*        199,501        168,942        209,004
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative              N/A            N/A           N/A*        146,492         96,147        134,788
-------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate                  N/A            N/A           N/A*        278,861        247,980        246,216
-------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate
  Aggressive                                N/A            N/A           N/A*        299,503        247,472        355,360
-------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate
  Conservative                              N/A            N/A           N/A*        170,774        117,533        140,615
-------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Total Equity              N/A            N/A           N/A*        149,589        173,675        188,843
-------------------------------------------------------------------------------------------------------------------------------

S&P 500 Index                        $  371,178     $  579,548     $  566,109       (194,370)      (254,777)      (272,996)
-------------------------------------------------------------------------------------------------------------------------------

                                                                                   (1,171,6-      (1,007,3-
Small Company Index                   1,990,095      3,292,392      3,889,499             27)            06)      (662,392)
-------------------------------------------------------------------------------------------------------------------------------
                                        2008           2007           2006            2008         2007           2006
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-------------------------------------------------------------------------------------------------------------------------------
Equity Value                          6,797,853      6,969,436      7,043,854        413,170        361,720        400,520
-------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Growth             1,887,518      2,066,992      1,878,991         99,186        111,014        343,335
-------------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining              956,280        876,127        579,779        175,405        144,337        207,159
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                   2,903,208      4,703,119      5,845,601       (383,991)      (252,816)       510,707
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-------------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                159,311(c)         N/A            N/A         21,297(b)         N/A            N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                        N/A            N/A            N/A             41          4,075(c)         N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                        N/A            N/A            N/A            310          3,927(c)         N/A
-------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2020                        N/A            N/A            N/A            745          6,231(c)         N/A
-------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2025                        N/A            N/A            N/A            332          4,478(c)         N/A
-------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2030                        N/A            N/A            N/A            431          2,766(c)         N/A
-------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2035                        N/A            N/A            N/A            487            878(c)         N/A
-------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2040                        N/A            N/A            N/A           (796)         2,640(c)         N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                        N/A            N/A            N/A         (2,131)        (2,522)(c)        N/A
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-------------------------------------------------------------------------------------------------------------------------------
                                                     11,401,8-      12,713,3-
High Yield Bond                       9,610,810             45             21        665,785        481,606        688,374
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                  (1,047,8-
Partners Aggressive Growth            5,729,264      4,627,106      1,950,153       (786,490)            23)      (167,264)
-------------------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value            7,668,633      7,530,722      7,971,622       (213,176)      (215,041)       501,862
-------------------------------------------------------------------------------------------------------------------------------
Partners Select Value                 4,388,735      4,807,861      5,211,061       (142,897)      (162,440)       330,794
-------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity             2,441,742      2,964,236      2,525,974       (539,268)      (464,274)      (134,739)
-------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value              6,511,571      9,159,989      9,285,758       (972,781)      (878,605)       735,477
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                  (1,025,9-      (1,688,3-
Short Duration U.S. Government        3,816,196      4,419,003      6,683,201       (771,512)            39)            00)
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage              1,958,404      1,348,887      1,327,433       (389,262)      (438,473)      (549,885)
-------------------------------------------------------------------------------------------------------------------------------






Statement of Additional Information - April 1, 2009                      Page 96





-----------------------------------------------------------------------------------------------------------------
                                             MANAGEMENT FEES                      NONADVISORY EXPENSES
-----------------------------------------------------------------------------------------------------------------
FUND                                  2008         2007         2006         2008         2007         2006
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------
Dividend Opportunity              $12,015,660  $10,678,661  $ 7,688,134   $  626,341  $   540,349  $   480,473
-----------------------------------------------------------------------------------------------------------------
Real Estate                         1,667,040    2,299,121    1,398,778      138,649      207,925      153,244
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------
Cash Management                    15,026,220   12,713,351   10,801,723    1,290,897      859,062   (1,747,535)
-----------------------------------------------------------------------------------------------------------------

Disciplined Equity                 17,556,244   14,110,274    5,175,451      726,080     (202,920)     (83,131)
-----------------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap
  Equity                              365,578      273,481       13,335(d)   125,645       91,799        4,577(d)
-----------------------------------------------------------------------------------------------------------------

Disciplined Small Cap Value           286,759      206,071       49,035(e)    33,868       37,535        9,684(e)
-----------------------------------------------------------------------------------------------------------------

Floating Rate                       3,509,190    3,332,472      412,667(e)   293,676      151,486       19,402(e)
-----------------------------------------------------------------------------------------------------------------

Growth                             12,541,267   22,705,786   19,922,079      850,735      954,358    1,214,759
-----------------------------------------------------------------------------------------------------------------

Income Opportunities                1,767,885    2,116,555    2,229,460      196,944      187,627      198,512
-----------------------------------------------------------------------------------------------------------------

Inflation Protected Securities      2,554,103    1,313,892    1,078,635     (238,396)    (126,032)     (45,905)
-----------------------------------------------------------------------------------------------------------------

Large Cap Equity                   25,467,893   39,667,264   20,724,477     (995,206)   1,168,504      682,652
-----------------------------------------------------------------------------------------------------------------

Large Cap Value                       401,168      602,406      715,200      205,428      184,710      186,504
-----------------------------------------------------------------------------------------------------------------
Limited Duration Bond                 792,200      726,809      990,881      (78,320)     (73,339)     (96,959)
-----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------
California Tax-Exempt                 715,946      717,999    1,008,174(f)    44,499       20,854       (8,449)(f)
-----------------------------------------------------------------------------------------------------------------
Diversified Bond                   14,772,880   12,770,016   12,388,294     (461,298)  (1,129,485)  (1,870,049)
-----------------------------------------------------------------------------------------------------------------

Minnesota Tax-Exempt                1,246,083    1,351,439    1,898,065(f)   506,328      676,782      599,362(f),(g)
-----------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                   242,807      279,438      402,241(f)    75,790      134,099      133,306(f),(g)
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------
Balanced                            3,977,541    6,315,077    5,690,832      437,940      368,447      563,493
-----------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth          905,956      114,048(h)       N/A      195,661       54,709(h)       N/A
-----------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value             6,618(i)       N/A          N/A        2,877(i)       N/A          N/A
-----------------------------------------------------------------------------------------------------------------
Diversified Equity Income          44,177,652   42,530,087   37,321,661    1,905,627    1,561,033    1,761,776
-----------------------------------------------------------------------------------------------------------------
Mid Cap Value                      18,813,340   15,908,732   11,459,838      992,201      826,273      728,841
-----------------------------------------------------------------------------------------------------------------
Strategic Allocation               10,108,947   11,025,000    7,064,937    1,047,907      921,198      665,164
-----------------------------------------------------------------------------------------------------------------
Strategic Income Allocation           904,660      168,875(h)       N/A      294,099       76,656(h)       N/A
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------
Absolute Return Currency and
  Income                            4,188,137      887,341      176,149(j)   313,877      103,119       28,907(j)
-----------------------------------------------------------------------------------------------------------------
Disciplined International Equity    5,209,129    2,161,563      147,388(k)   512,793      358,005       48,716(k)
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Bond               1,182,004      706,943      191,237(l)   172,124      120,044       77,772(l)
-----------------------------------------------------------------------------------------------------------------
Global Bond                         5,074,934    3,438,893    3,734,676      165,694      (17,529)    (159,716)
-----------------------------------------------------------------------------------------------------------------
Global Technology                     857,290    1,412,081    1,327,883      188,087      187,390      249,939
-----------------------------------------------------------------------------------------------------------------
Partners International Select
  Growth                            5,965,413    6,048,963    4,039,162      334,550      672,542      530,707
-----------------------------------------------------------------------------------------------------------------
Partners International Select
  Value                            13,239,202   20,067,871   15,936,398    1,054,830    1,286,758      990,734
-----------------------------------------------------------------------------------------------------------------
Partners International Small Cap    1,057,146    1,270,558    1,050,011       63,912      208,621      246,920
-----------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets       7,352,591    7,106,815    5,659,680    1,138,897    1,190,259      745,246
-----------------------------------------------------------------------------------------------------------------
Threadneedle European Equity          980,629      952,484      821,750      223,792      199,237      182,061
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity          5,825,153    6,075,014    5,791,016      554,139      577,463      517,920
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity
  Income                               15,723(m)       N/A          N/A        2,989(m)       N/A          N/A
-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended
  Alpha                                16,485(m)       N/A          N/A        1,122(m)       N/A          N/A
-----------------------------------------------------------------------------------------------------------------
Threadneedle International
  Opportunity                       4,661,800    4,923,040    4,840,788      486,074      545,663      505,513
-----------------------------------------------------------------------------------------------------------------






Statement of Additional Information - April 1, 2009                      Page 97




----------------------------------------------------------------------------------------------------------------
                                               MANAGEMENT FEES                     NONADVISORY EXPENSES
----------------------------------------------------------------------------------------------------------------
                                        2008         2007         2006         2008        2007       2006
----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt             $   291,762  $   321,011  $   435,316   $    2,588  $  (4,565) $  (25,206)
----------------------------------------------------------------------------------------------------------------
Mid Cap Growth                        4,726,590    6,373,531    9,852,112      437,496    241,412     670,574
----------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                       2,764,541    3,157,092    3,345,629      506,736     (8,650)    905,255
----------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income               11,447,732   13,006,578   15,027,647    2,984,232   (847,490)  8,025,340
----------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                 464,177      406,763      390,170      161,459     32,730     118,441
----------------------------------------------------------------------------------------------------------------



     * Effective Feb. 1, 2006, this fee was eliminated.

   (a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.



   (b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.


   (c) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


   (d) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.


   (e) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.


   (f) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended June 30.


   (g) During 2006, the Fund changed the method of accounting for its participation in inverse floater structures. Previously, nonadvisory expenses for fiscal year end 2006 and 2005 were reported as $(68,320) and $161,536 for Minnesota Tax-Exempt Fund and $(21,864) and $54,945 for New York Tax-Exempt Fund, respectively.


   (h) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.


   (i) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.


   (j) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.


   (k) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.


   (l) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.


   (m) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.


MANAGER OF MANAGERS EXEMPTION

The funds have received an order from the SEC that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.


For California Tax-Exempt, Cash Management, Diversified Bond, Global Bond, High Yield Bond, Intermediate Tax- Exempt, Massachusetts Tax-Exempt, Michigan Tax-Exempt, Minnesota Tax-Exempt, New York Tax-Exempt, Ohio Tax-Exempt, Short Duration U.S. Government, Tax-Exempt Bond, Tax-Exempt High Income, Tax-Exempt Money Market and U.S. Government Mortgage funds: before the fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

SUBADVISORY AGREEMENTS
The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 18.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.



Statement of Additional Information - April 1, 2009                      Page 98





The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

         TABLE 17. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES

                                                                           PARENT
FUND                       SUBADVISER                                      COMPANY   FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth  Essex Investment Management Company, LLC           A      0.70% on the first $20 million, reducing to
                           (effective Sept. 23, 2005)                                0.60% as assets increase
                           ------------------------------------------------------------------------------------------------------
                           Federated MDTA, LLC (MDTA)(a) (effective           B      0.60% on the first $75 million, reducing to
                           Sept. 23, 2005)                                           0.50% as assets increase
                           ------------------------------------------------------------------------------------------------------
                           Turner Investment Partners, Inc.                  N/A     0.60% on the first $50 million, reducing to
                           (Turner) (effective Aug. 18, 2003)                        0.50% as assets increase
                           ------------------------------------------------------------------------------------------------------
                           UBS Global Asset                                  N/A     0.55% on the first $150 million, reducing to
                           Management (Americas) (UBS)                               0.50% as assets increase
                           (effective Aug. 18, 2003)
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------------------------------------
Partners Aggressive        American Century Investment                        C      0.50% on the first $100 million, reducing to
Growth                     Management, Inc. (American Century)                       0.38% as assets increase
                           (effective April 24, 2003)
                           ------------------------------------------------------------------------------------------------------
                           Turner                                            N/A     0.55% on the first $100 million, reducing to
                           (effective April 24, 2003)                                0.38% as assets increase
---------------------------------------------------------------------------------------------------------------------------------
Partners Fundamental       Davis Selected Advisers,                          N/A     0.45% on the first $100 million, reducing to
Value                      LP (Davis)(a), (b)                                        0.25% as assets increase
                           (effective June 18, 2001)
---------------------------------------------------------------------------------------------------------------------------------
Partners Select Value      Systematic Financial Management,                   D      0.50% on the first $50 million,
                           L.P. (Systematic)(a)                                      reducing to 0.30% as assets
                           (effective Sept. 29, 2006)                                increase
                           ------------------------------------------------------------------------------------------------------
                           WEDGE Capital Management                          N/A     0.75% on the first $10 million,
                           L.L.P. (WEDGE)(a)                                         reducing to 0.30% as assets
                           (effective Sept. 29, 2006)                                increase
---------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity  American Century                                   C      0.65% on the first $25 million, reducing to
                           (effective Dec. 12, 2003)                                 0.55% as assets increase
                           ------------------------------------------------------------------------------------------------------
                           Jennison Associates LLC (Jennison)                 E      0.55% on all assets
                           (effective Feb. 22, 2008)
                           ------------------------------------------------------------------------------------------------------
                           Lord, Abbett & Co. LLC                            N/A     0.65% on the first $100 million,
                           (Lord Abbett)                                             reducing to 0.55% as assets
                           (effective Dec. 12, 2003)                                 increase
---------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Value   Barrow, Hanley, Mewhinney &                        F      1.00% on the first $10 million,
                           Strauss (BHMS)(a)                                         reducing to 0.30% as assets
                           (effective March 12, 2004)                                increase
                           ------------------------------------------------------------------------------------------------------
                           Donald Smith & Co., Inc.                          N/A     0.60% on the first $175 million,
                           (Donald Smith)(a)                                         reducing to 0.55% as assets
                           (effective March 12, 2004)                                increase
                           ------------------------------------------------------------------------------------------------------
                           MDTA(a)                                            B      0.60% on the first $75 million, reducing to
                           (effective June 6, 2008)                                  0.50% as assets increase
                           ------------------------------------------------------------------------------------------------------
                           Metropolitan West Capital Management, LLC          G      0.50% on all assets
                           (MetWest Capital) (effective April 24, 2006)
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                      Page 99




                                                                           PARENT
FUND                       SUBADVISER                                      COMPANY   FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------------------------------------------------
Partners International     Columbia Wanger Asset Management L.P.              H      0.70% on the first $100 million, reducing to
Select Growth              (Columbia WAM) (effective Sept. 5, 2001)                  0.50% as assets increase
                           ------------------------------------------------------------------------------------------------------
                           Principal Global Investors, LLC                   N/A     0.40% on the first $250 million, reducing to
                           (Principal) (effective April 24, 2006)                    0.25% as assets increase
---------------------------------------------------------------------------------------------------------------------------------
Partners International     AllianceBernstein L.P.                            N/A     0.65% on the first $75 million, reducing to
Select Value               (AllianceBernstein)                                       0.30% as assets increase
                           (effective Sept. 17, 2001)
                           ------------------------------------------------------------------------------------------------------
                           Mondrian Investment Partners Limited              N/A     0.70% on all assets
                           (Mondrian) (effective August 18, 2008)
                           ------------------------------------------------------------------------------------------------------
                           Tradewinds Global Investors, LLC                  N/A     0.50% on the first $250 million, reducing to
                           (Tradewinds) (effective August 18, 2008)                  0.40 as assets increase
---------------------------------------------------------------------------------------------------------------------------------
Partners International     AIG Global Investment Corp. (AIGGIC)               I      0.75% on the first $100 million, reducing to
Small Cap                  (effective April 24, 2006)                                0.70% as assets increase
                           ------------------------------------------------------------------------------------------------------
                           Batterymarch Financial Management, Inc.            J      0.75% on the first $100 million, reducing to
                           (Batterymarch) (effective April 24, 2006)                 0.70% as assets increase
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging      Threadneedle International Limited(b)              K      0.45% of the first $150 million, reducing to
Markets                    (Threadneedle)                                            0.30% as assets increase, and subject to a
                           (effective July 9, 2004)                                  performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle European      Threadneedle(b)                                    K      0.35% of the first $150 million, reducing to
Equity                     (effective July 9, 2004)                                  0.20% as assets increase, and subject to a
                                                                                     performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global        Threadneedle(b)                                    K      0.35% of the first $150 million, reducing to
Equity                     (effective July 9, 2004)                                  0.20% as assets increase, and subject to a
                                                                                     performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global        Threadneedle(b)                                    K      0.45% of the first $250 million, reducing to
Equity Income              (effective Aug. 1, 2008)                                  0.35% as assets increase, and subject to a
                                                                                     performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global        Threadneedle(b)                                    K      0.70% of the first $250 million, reducing to
Extended Alpha             (effective Aug. 1, 2008)                                  0.60% as assets increase, and subject to a
                                                                                     performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle               Threadneedle(b)                                    K      0.35% of the first $150 million, reducing to
International Opportunity  (effective July 9, 2004)                                  0.20% as assets increase, and subject to a
                                                                                     performance incentive adjustment(c)
---------------------------------------------------------------------------------------------------------------------------------



    (a) The fee is calculated based on the combined net assets subject to the subadviser's investment management.

    (b) Davis is a 1940 Act affiliate of the investment manager because it owns or has owned more than 5% of the public issued securities of the investment manager's parent company, Ameriprise Financial. Threadneedle is an affiliate of the investment manager as an indirect wholly-owned subsidiary of Ameriprise Financial.

    (c) The adjustment for Threadneedle is based on the performance of one Class A share of the fund and the change in the PIA Index described in Table
        14. The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management Services Agreement. The amount of the adjustment to Threadneedle's fee, whether positive or negative, shall be equal to one-half of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment Management Services Agreement. The performance incentive adjustment was effective Dec. 1, 2004.

A -     Essex is majority owned by Affiliated Managers Group.

B -     Federated MDTA LLC is an indirect subsidiary of Federated Investors,
        Inc.

C - American Century Investment Management, Inc. is a direct, wholly-owned subsidiary of American Century Companies, Inc.



Statement of Additional Information - April 1, 2009                     Page 100




D -     Systematic is an affiliate of Affiliated Managers Group.

E - Jennison Associates LLC's sole member is Prudential Investments Management, Inc. which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc.

F -     BHMS is an independent-operating subsidiary of Old Mutual Asset
        Management.

G - MetWest Capital is a majority-owned subsidiary of Evergreen Investments and Wachovia Corporation.

H - Columbia WAM is an indirect wholly-owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly-owned subsidiary of Bank of America Corporation.

I - AIGGIC is an indirect wholly-owned subsidiary of American International Group, Inc. (AIG).

J - Batterymarch is a wholly-owned, independent subsidiary of Legg Mason, Inc.

K -     Threadneedle is an indirect wholly-owned subsidiary of Ameriprise
        Financial.

The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                           TABLE 18. SUBADVISORY FEES


                                                                                               SUBADVISORY FEES PAID
                                                                                       ---------------------------------------
FUND                                                  SUBADVISER                          2008         2007         2006
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap                Essex                                                $  257,999   $  281,295   $  120,556(a)
Growth
                                  --------------------------------------------------------------------------------------------
                                  MDTA                                                    397,581      411,034      165,110(a)
                                  --------------------------------------------------------------------------------------------
                                  Turner                                                  241,810      265,516      321,406
                                  --------------------------------------------------------------------------------------------
                                  UBS                                                     293,079      342,871      371,341
                                  --------------------------------------------------------------------------------------------
                                  Former Subadviser: Bjurman, Barry & Associates              N/A          N/A      175,818(b)
                                  (from Aug. 18, 2003 to Sept. 23, 2005)
                                  --------------------------------------------------------------------------------------------
                                  Former Subadviser: RS Investment Management, L.P.           N/A          N/A      257,675(b)
                                  (from Jan. 24, 2001 to Sept. 23, 2005)
------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage               Former Subadviser: Kenwood                            2,318,621    3,180,483    2,856,138
                                  (from May 4, 1999 to Nov. 21, 2008)
------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth        American Century                                      1,438,912    1,321,245      512,880
                                  --------------------------------------------------------------------------------------------
                                  Turner                                                1,310,040    1,304,994      525,422
------------------------------------------------------------------------------------------------------------------------------

Partners Fundamental Value        Davis                                                 3,220,929    3,673,544    3,787,565
------------------------------------------------------------------------------------------------------------------------------

Partners Select Value             Systematic                                            1,025,272      753,292(c)       N/A
                                  --------------------------------------------------------------------------------------------
                                  WEDGE                                                   981,822      776,260(c)       N/A
                                  --------------------------------------------------------------------------------------------
                                  Former subadviser: GAMCO Asset Management Inc.              N/A      786,466(d) 2,763,925
                                  (from inception to September 28, 2006)
------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Equity         American Century                                        506,417      662,396      457,181
                                  --------------------------------------------------------------------------------------------
                                  Jennison                                                107,599(e)       N/A          N/A
                                  --------------------------------------------------------------------------------------------
                                  Lord Abbett                                             583,123      677,462      433,231
                                  --------------------------------------------------------------------------------------------
                                  Former Subadviser: Wellington Management Company,       362,413(f)  650,960*      614,053*
                                  LLP (from Dec. 12, 2003 to Feb. 22, 2008)

------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                     Page 101




                                                                                               SUBADVISORY FEES PAID
                                                                                       ---------------------------------------
FUND                                                  SUBADVISER                          2008         2007         2006
------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value          BHMS                                                 $  865,372   $  970,241   $1,008,072
                                  --------------------------------------------------------------------------------------------
                                  Donald Smith                                            984,692    1,180,183    1,242,221
                                  --------------------------------------------------------------------------------------------
                                  MDTA                                                        N/A(g)       N/A          N/A
                                  --------------------------------------------------------------------------------------------
                                  MetWest Capital                                         955,503    1,769,553      225,545(h)
                                  --------------------------------------------------------------------------------------------
                                  Former subadviser: Franklin Portfolio Associates        964,510    1,198,029    1,289,120
                                  (from March 2004 to June 6, 2008)
                                  --------------------------------------------------------------------------------------------
                                  Former subadviser: Royce & Associates, LLC                  N/A          N/A    1,395,487(i)
                                  (from inception to April 24, 2006)
                                  --------------------------------------------------------------------------------------------
                                  Former subadviser: Goldman Sachs Asset Management,          N/A       38,601(j) 1,312,424(i)
                                  L.P. (from Aug. 2002 to April 24, 2006)
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------

Partners International            Columbia WAM                                          1,557,963    1,568,158    1,264,808
Select Growth
                                  --------------------------------------------------------------------------------------------
                                  Principal                                             1,849,485    1,760,150      632,882(k)
                                  --------------------------------------------------------------------------------------------
                                  Former subadviser: American Century Global                  N/A          N/A      821,124(l)
                                  Investment Management** (from Jan. 2005 to April
                                  24, 2006)
------------------------------------------------------------------------------------------------------------------------------

Partners International            AllianceBernstein                                     6,268,208    7,962,307    6,022,579
Select Value
                                  --------------------------------------------------------------------------------------------
                                  Mondrian                                                 77,048(m)       N/A          N/A
                                  --------------------------------------------------------------------------------------------
                                  Tradewinds                                              129,124(m)       N/A          N/A
------------------------------------------------------------------------------------------------------------------------------

Partners International                                                                    355,245
Small Cap                         AIGGIC                                                               425,696      201,650(k)
                                  --------------------------------------------------------------------------------------------
                                  Batterymarch                                            386,194      439,593      205,659(k)
                                  --------------------------------------------------------------------------------------------
                                  Former subadviser: Templeton Investment Counsel,            N/A          N/A      226,154(l)
                                  LLC (Franklin Templeton) (from Oct. 3, 2002 to
                                  April 24, 2006)
                                  --------------------------------------------------------------------------------------------
                                  Former subadviser: Wellington Management Company,           N/A          N/A      243,185(l)
                                  LLP together with its affiliate Wellington
                                  Management International Ltd (from Oct. 3, 2002 to
                                  April 24, 2006)
------------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets     Threadneedle                                          2,801,637    2,728,720    2,170,719
------------------------------------------------------------------------------------------------------------------------------


Threadneedle European Equity      Threadneedle                                            443,279      406,594      356,308
------------------------------------------------------------------------------------------------------------------------------


Threadneedle Global Equity        Threadneedle                                          2,269,177    2,408,387    2,358,731
------------------------------------------------------------------------------------------------------------------------------


Threadneedle Global Equity        Threadneedle                                              9,057(n)       N/A          N/A
Income
------------------------------------------------------------------------------------------------------------------------------


Threadneedle Global Extended      Threadneedle                                             11,750(n)       N/A          N/A
Alpha
------------------------------------------------------------------------------------------------------------------------------


Threadneedle International        Threadneedle                                          1,907,215    1,895,712    1,948,352
Opportunity
------------------------------------------------------------------------------------------------------------------------------



     * Beginning on July 1, 2006, under the Subadvisory Agreement, RiverSource Investments is subject to a minimum annual fee of $350,000, payable to Wellington Management.
    ** American Century Global Investment Management managed the portion of the
       Fund's portfolio previously managed by American Century since Sept. 2001. The change of subadviser is the result of corporate restructuring of American Century and did not result in any modifications to the investment objective, principal investment strategies, portfolio managers, or the fees paid by the Fund.
   (a) For the fiscal period from Sept. 23, 2005 to March 31, 2006.
   (b) For the fiscal period from April 1, 2005 to Sept. 23, 2005.
   (c) For the fiscal period from Sept. 29, 2006 to May 31, 2007.
   (d) For the fiscal period from June 1, 2006 to Sept. 28, 2006.
   (e) For the fiscal period from Feb. 22, 2008 to May 31, 2008.
   (f) For the fiscal period from June 1, 2007 to Feb. 22, 2008.
   (g) The subadviser did not begin managing the fund until after the fund's fiscal year end.
   (h) For the fiscal period from April 24, 2006 to May 31, 2006.



Statement of Additional Information - April 1, 2009                     Page 102




   (i) For the fiscal period from June 1, 2005 to April 24, 2006.
   (j) Payments made to subadviser in accordance with termination agreement.
   (k) For the fiscal period from April 24, 2006 to Oct. 31, 2006.
   (l) For the fiscal period from Nov. 1, 2005 to April 24, 2006.
   (m) For the fiscal period from Aug. 18, 2008 to Oct. 31, 2008.
   (n) For the fiscal period from Aug. 1, 2008 to Oct. 31, 2008.



Statement of Additional Information - April 1, 2009                     Page 103




PORTFOLIO MANAGERS. For funds other than money market funds, the following table provides information about the fund's portfolio managers as of the end of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 19. PORTFOLIO MANAGERS



                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------------------------
Income Builder       Dimitris Bertsimas   32 RICs              $9.23 billion   9 RICs ($6.78 B)   None
Basic Income                              2 PIVs               $595.75 million
                                          15 other accounts    $948.29 million
                     ---------------------------------------------------------------------------------------
                     Colin Lundgren       16 RICs              $948.29 million None               None          (9)        (27)
-----------------------------------------------------------------------------------------------------------------------------------

Income Builder       Dimitris Bertsimas   32 RICs              $9.26 billion   9 RICs ($6.78 B)   None
Enhanced Income                           2 PIVs               $595.75 million
                                          15 other accounts    $948.29 million
                     ---------------------------------------------------------------------------------------
                     Colin Lundgren       16 RICs              $981.77 million None               None          (9)        (27)
-----------------------------------------------------------------------------------------------------------------------------------

Income Builder       Dimitris Bertsimas   32 RICs              $9.06 billion   9 RICs ($6.78 B)   $100,001 -
Moderate Income                           2 PIVs               $595.75 million                    $500,000
                                          15 other accounts    $948.29 million
                     ---------------------------------------------------------------------------------------
                     Colin Lundgren       16 RICs              $779.16 million None               $100,001 -    (9)        (27)
                                                                                                  $500,000
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder    Kent M. Bergene(b)                                                           $10,001 -
Aggressive                                                                                        $50,000
                     --------------------                                                         ----------
                     David M. Joy         5 RICs               $2.48 billion   None               None          (1)        (28)
                     --------------------                                                         ----------
                     Michelle M.                                                                  None
                     Keeley(c)
                     --------------------                                                         ----------
                     William F.                                                                   None
                     Truscott(c)
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder    Kent M. Bergene(b)                                                           $10,001 -
Conservative                                                                                      $50,000
                     --------------------                                                         ----------
                     David M. Joy         5 RICs               $2.64 billion   None               None          (1)        (28)
                     --------------------                                                         ----------
                     Michelle M.                                                                  None
                     Keeley(c)
                     --------------------                                                         ----------
                     William F.                                                                   None
                     Truscott(c)
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder    Kent M. Bergene(b)                                                           $50,001 -
Moderate                                                                                          $100,000
                     --------------------                                                         ----------
                     David M. Joy         5 RICs               $2.0 billion    None               None          (1)        (28)
                     --------------------                                                         ----------
                     Michelle M.                                                                  None
                     Keeley(c)
                     --------------------                                                         ----------
                     William F.                                                                   None
                     Truscott(c)
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder    Kent M. Bergene(b)                                                           $10,001 -
Moderate Aggressive                                                                               $50,000
                     --------------------                                                         ----------
                     David M. Joy                                                                 None          (1)        (28)
                     --------------------                                                         ----------
                     Michelle M.          5 RICs               $2.04 billion   None               None
                     Keeley(c)
                     --------------------                                                         ----------
                     William F.                                                                   $50,001 -
                     Truscott(c)                                                                  $100,000
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder    Kent M. Bergene(b)                                                           $10,001 -
Moderate                                                                                          $50,000
Conservative
                     --------------------                                                         ----------
                     David M. Joy         5 RICs               $2.51 billion   None               None          (1)        (28)
                     --------------------                                                         ----------
                     Michelle M.                                                                  None
                     Keeley(c)
                     --------------------                                                         ----------
                     William F.                                                                   None
                     Truscott(c)
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder    Kent M. Bergene(b)                                                           $10,001 -
Total Equity                                                                                      $50,000
                     --------------------                                                         ----------
                     David M. Joy         5 RICs               $2.54 billion   None               $100,000 -    (1)        (28)
                                                                                                  $500,000
                     --------------------                                                         ----------
                     Michelle M.                                                                  None
                     Keeley(c)
                     --------------------                                                         ----------
                     William F.                                                                   None
                     Truscott(c)
-----------------------------------------------------------------------------------------------------------------------------------

S&P 500 Index        Dimitris Bertsimas   32 RICs              $9.44 billion   9 RICs ($6.78 B)   None
                                          2 PIVs               $595.75 million
                                          15 other accounts    $948.29 million                                  (2)        (27)
                     ---------------------------------------------------------------------------------------
                     Georgios Vetoulis    2 RICs               $511.99 million None               None
                                          1 PIV                $586.92 million

-----------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                     Page 104





                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Small Company Index  Dimitris Bertsimas   32 RICs              $9.12 billion   9 RICs ($6.78 B)   None
                                          2 PIVs               $595.75 million
                                          15 other accounts    $948.29 million                                  (2)        (27)
                     ---------------------------------------------------------------------------------------
                     Georgios Vetoulis    2 RICs               $186.05 million None               None
                                          1 PIV                $586.92 million
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------------------------
Equity Value         Warren Spitz                                                                 $10,001 -
                                                                                                  $50,000
                     --------------------                                                         ----------
                     Steve Schroll        11 RICs              $15.57 billion                     $50,001 -     (2)        (29)
                                          1 PIV                $44.32 million  6 RICs ($15.06 B)  $100,000
                     --------------------                                                         ----------
                     Laton Spahr          7 other accounts     $457.39 million                    $100,001 -
                                                                                                  $500,000
                     --------------------                                                         ----------
                     Paul Stocking                                                                $100,001 -
                                                                                                  $500,000
-----------------------------------------------------------------------------------------------------------------------------------

Partners Small       UBS:
Cap Growth           Paul A. Graham       5 RICs               $657.0 million
                                          1 PIV                $159.0 million
                                          17 other accounts    $322.0 million  1 other account
                     ---------------------------------------------------------
                     David N. Wabnik      5 RICs               $657.0 million  ($52.5 M)          None          (4)        (30)
                                          1 PIV                $159.0 million
                                          26 other accounts    $290.0 million
                     --------------------------------------------------------------------------------------------------------------
                     TURNER:
                     William C. McVail    7 RICs               $1.1 billion    1 RIC ($37.0 M);
                                          10 PIVs              $140.0 million  4 other accounts
                                          50 other accounts    $3.6 billion    ($346.0 M)
                     ----------------------------------------------------------------------------
                     Jason D.             15 RICs              $3.7 billion    1 RIC ($56.0 M);
                     Schrotberger         27 PIVs              $499.0 million  2 PIVs ($4.0 M);
                                          55 other accounts    $2.9 billion    5 other accounts   None          (5)        (31)
                                                                               ($457.0 M)
                     ----------------------------------------------------------------------------
                     Rick Wetmore         4 RICs               $418.0 million  4 other accounts
                                          6 PIVs               $43.0 million   ($346 M)
                                          41 other accounts    $2.1 billion
                     --------------------------------------------------------------------------------------------------------------
                     ESSEX:
                     Nancy B. Prial       3 RICs               $108.8 million  None               None          (6)        (32)
                                          1 PIV                $144.6 million
                                          52 other accounts    $567.7 million
                     --------------------------------------------------------------------------------------------------------------
                     MDTA:
                     Daniel J. Mahr(q)
                     --------------------
                     Frederick L. Konopka 10 RICs              $1.1 billion
                                          4 PIVs               $225.1 million  None               None          (7)        (33)
                     -------------------- 48 other accounts    $6.85 billion

                     Brian M. Greenberg
                     --------------------

                     Douglas K. Thunen
-----------------------------------------------------------------------------------------------------------------------------------

Precious Metals      Clay Hoes            1 PIV                $97.2 million   None               $10,001 -   (2),(3)      (29)
and Mining                                                                                        $50,000
-----------------------------------------------------------------------------------------------------------------------------------

Small Cap            SELIGMAN:
Advantage            Neil T. Eigen(j)     3 RICs               $480.10 million None
                                          2 PIVs               $173.20 million
                                          1,383 other accounts $4.05 billion
                     ----------------------------------------------------------------------------
                     Richard S. Rosen(j)  3 RICs               $480.10 million None               None          (2)        (34)
                                          2 PIVs               $173.20 million
                                          1,383 other accounts $4.01 billion
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian    Warren Spitz                                                                 None
Equity
                     --------------------                                                         ----------
                     Steve Schroll        11 RICs              $17.52 billion                     $10,001 -
                                          1 PIV                $43.95 million  6 RICs ($17.0 B)   $50,000
                     --------------------                                                         ----------
                     Laton Spahr          7 other accounts     $493.17 million                    $100,001 -    (2)        (29)
                                                                                                  $500,000
                     --------------------                                                         ----------
                     Paul Stocking                                                                $100,001 -
                                                                                                  $500,000
-----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2010 Dimitris Bertsimas   17 RICs              $7.85 billion   6 RICs ($6.35 B)   None          (9)        (27)
                                          3 PIVs               $57.83 million
                                          14 other accounts    $3.53 billion
                     ----------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $2.05 billion   None

-----------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                     Page 105




                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015 Dimitris Bertsimas   17 RICs              $7.83 billion   6 RICs ($6.35 B)   None          (9)        (27)
                                          3 PIVs               $57.83 million
                                          14 other accounts    $3.53 billion
                     ----------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $2.04 billion   None
-----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2020 Dimitris Bertsimas   17 RICs              $7.83 billion   6 RICs ($6.35 B)   None          (9)        (27)
                                          3 PIVs               $57.83 million
                                          14 other accounts    $3.53 billion
                     ----------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $2.03 billion   None
-----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2025 Dimitris Bertsimas   17 RICs              $7.83 billion   6 RICs ($6.35 B)   $10,001 -     (9)        (27)
                                          3 PIVs               $57.83 million                     $50,000
                                          14 other accounts    $3.53 billion
                     ---------------------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $2.03 billion   None               None
-----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2030 Dimitris Bertsimas   17 RICs              $7.83 billion   6 RICs ($6.35 B)   None          (9)        (27)
                                          3 PIVs               $57.83 million
                                          14 other accounts    $3.53 billion
                     ---------------------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $2.03 billion   None               $10,001 -
                                                                                                  $50,000
-----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2035 Dimitris Bertsimas   17 RICs              $7.84 billion   6 RICs ($6.35 B)   None          (9)        (27)
                                          3 PIVs               $57.83 million
                                          14 other accounts    $3.53 billion
                     ----------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $2.04 billion   None
-----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2040 Dimitris Bertsimas   17 RICs              $7.85 billion   6 RICs ($6.35 B)   None          (9)        (27)
                                          3 PIVs               $57.83 million
                                          14 other accounts    $3.53 billion
                     ----------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $2.05 billion   None
-----------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2045 Dimitris Bertsimas   17 RICs              $7.85 billion   6 RICs ($6.35 B)   None          (9)        (27)
                                          3 PIVs               $57.83 million
                                          14 other accounts    $3.53 billion
                     ----------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $2.05 billion   None
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond      Scott Schroepfer     1 RIC                $893.98 million None               $100,001 -    (2)        (35)
                                                                                                  $500,000
                     ---------------------------------------------------------------------------------------
                     Jennifer Ponce de    5 RICs               $10.57 billion  None               None
                     Leon                 1 PIV                $8.43 million
                                          8 other accounts     $2.13 billion
-----------------------------------------------------------------------------------------------------------------------------------

Partners Aggressive  AMERICAN CENTURY:                                         None               None          (10)       (36)
Growth               Glenn A. Fogle       6 RICs               $3.98 billion
                     --------------------

                     Brad Eixmann         2 other accounts     $148.74 million
                     --------------------------------------------------------------------------------------------------------------
                     TURNER:                                                                      None          (5)        (31)
                     Christopher K.       15 RICs              $4.4 billion    3 RICs ($885 M);
                     McHugh               28 PIVs              $586.0 million  3 PIVs ($30 M);
                                          24 other accounts    $2.4 billion    2 other accounts
                                                                               ($155 M)
                     ----------------------------------------------------------------------------
                     Tara Hedlund         10 RICs              $3.5 billion    1 RIC ($54 M);
                                          21 PIVs              $457.0 million  2 PIVs ($5 M);
                                          14 other accounts    $898.0 million  1 other account
                                                                               ($123 M)
                     ----------------------------------------------------------------------------
                     Jason Schrotberger   15 RICs              $4.0 billion    1 RIC ($54 M);
                                          27 PIVs              $528.0 million  3 PIVs ($30 M);
                                          55 other accounts    $3.2 billion    5 other accounts
                                                                               ($514 M)
-----------------------------------------------------------------------------------------------------------------------------------

Partners Fundamental DAVIS:                                                    None               None(f)       (13)       (37)
Value                Christopher C. Davis 27 RICs              $81.4 billion
                                          12 PIVs              $1.3 billion
                                          128 other            $13.9 billion
                                          accounts(e)
                     ---------------------------------------------------------
                     Kenneth C. Feinberg  27 RICs              $81.3 billion
                                          13 PIVs              $1.3 billion
                                          128 other            $13.9 billion
                                          accounts(e)
-----------------------------------------------------------------------------------------------------------------------------------

Partners Select      SYSTEMATIC:
Value                Ron Mushock          8 RIC                $1.36 billion
                     -------------------- 6 PIVs               $519.0 million  1 other account    None          (25)       (38)
                                          1,979 other accounts $6.12 billion   ($334 M)
                     Kevin McCreesh
                     --------------------------------------------------------------------------------------------------------------
                     WEDGE:
                     R. Michael James     5 RICs               $272.0 million
                     --------------------

                     Peter R. Bridge      1 PIV                $3.7 million    None               None          (26)       (39)
                     --------------------

                     Paul M. VeZolles     201 other accounts   $3.0 billion

-----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                     Page 106





                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap   AMERICAN CENTURY:                                         None               None          (10)       (36)
Equity               Thomas P. Vaiana     9 RICs               $5.35 billion
                                          2 PIVs               $129.29 million
                                          4 other accounts     $244.93 million
                     ---------------------------------------------------------
                     Wihelmine von Turk   5 RICs               $1.34 billion
                                          1 PIV                $85.54 million
                                          2 other accounts     $229.6 million
                     ---------------------------------------------------------
                     Brian Ertley         7 RICs               $1.55 billion
                                          1 PIV                $85.54 million
                                          4 other accounts     $232.61 million
                     ---------------------------------------------------------
                     Melissa Fong         5 RICs               $1.34 billion
                                          1 PIV                $85.54 million
                                          2 other accounts     $229.6 million
                     --------------------------------------------------------------------------------------------------------------
                     JENNISON:                                                                    None          (12)       (40)
                     John Mullman         3 RICs               $3.06 billion   3 PIVs
                                          8 PIVs               $775.81 million ($85.6 M)(h)
                                          11 other accounts(g) $1.26 billion
                     ----------------------------------------------------------------------------
                     Jason Swiatek        3 PIVs               $639.57 million None
                                          11 other accounts    $1.28 billion
                     --------------------------------------------------------------------------------------------------------------
                     LORD, ABBETT:
                     Michael T. Smith     2 RICs               $1.85 billion   None               None(i)       (14)       (41)
                                          14 other accounts    $991.3 million
-----------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap   DONALD SMITH:
Value                Donald G. Smith      2 RICs               $1.14 billion
                     -------------------- 1 PIV                $122.0 million  None               None          (15)       (42)
                                          37 other accounts    $2.23 billion
                     Richard L. Greenberg
                     --------------------------------------------------------------------------------------------------------------
                     MDTA:
                     Daniel J. Mahr(r)
                     -------------------- 10 RICs              $1.13 billion
                                          4 PIVs               $240.5 million  None               None          (7)        (33)
                     Douglas Thunen       51 other accounts    $7.61 billion
                     --------------------

                     Frederick Konopka
                     --------------------

                     Brian M. Greenberg
                     --------------------------------------------------------------------------------------------------------------
                     BHMS:
                     James S. McClure     4 RICs               $666.0 million
                     -------------------- 1 PIV                $4.6 million    None               None          (17)       (43)
                                          16 other accounts    $716.2 million
                     John P. Harloe
                     --------------------------------------------------------------------------------------------------------------
                     METWEST:
                     Samir Sikka          4 RICs               $347.8 million
                                          3 PIVs               $61.2 million   None               None          (18)       (44)
                                          9 other accounts     $54.4 million
-----------------------------------------------------------------------------------------------------------------------------------

Short Duration U.S.  Todd White(n)        10 RICs              $9.78 billion   3 RICs ($1.01 B);
Government                                5 PIVs               $1.66 billion   1 other account    None          (2)        (35)
                                          40 other accounts(d) $16.02 billion  $(113.3 M)
                     ---------------------------------------------------------------------------------------
                     John McColley(n)     None                 N/A             N/A
-----------------------------------------------------------------------------------------------------------------------------------

U.S. Government      Todd White(n)        N/A                  N/A             N/A                N/A           (2)        (35)
Mortgage
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity Warren Spitz                                                                 $500,001 -
                                                                                                  $1,000,000
                     --------------------                                                         ----------
                     Steve Schroll        11 RICs              $14.7 billion                      $100,001 -    (2)        (29)
                                          1 PIV                $26.73 million  6 RICs ($14.24 B)  $500,000
                     --------------------                                                         ----------
                     Laton Spahr          8 other accounts(d)  $380.85 million                    $100,001 -
                                                                                                  $500,000
                     --------------------                                                         ----------
                     Paul Stocking                                                                $50,001 -
                                                                                                  $100,000
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate          Julene Melquist      None                 None            None               $10,001 -   (2),(3)      (29)
                                                                                                  $50,000
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity   Dimitris Bertsimas   22 RICs              $3.74 billion   5 RICs ($2.32 B)   $100,001 -
                                          2 PIVs               $22.75 million                     $500,000
                                          14 other accounts    $3.50 million
                     ---------------------------------------------------------------------------------------      (2)      (27)
                     Gina Mourtzinou      4 RICs               $1.58 billion   4 RICs ($1.58 B)   $50,001 -
                                          5 other accounts     $136.55 million                    $100,000

-----------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                     Page 107





                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small    Dimitris Bertsimas   22 RICs              $6.68 billion   5 RICs ($5.26 B)   $100,001 -
and Mid Cap Equity                        2 PIVs               $22.75 million                     $500,000
                                          14 other accounts    $3.50 million
                     ---------------------------------------------------------------------------------------
                     Gina Mourtzinou      4 RICs               $4.52 billion   4 RICs ($4.52 B)   None          (2)        (27)
                                          5 other accounts     $136.55 million
                     ---------------------------------------------------------------------------------------
                     Steve Kokkotos       2 RICs               $1.33 billion   2 RICs ($1.33 B)   $10,001 -
                                          1 other account      $10.19 million                     $50,000
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small    Dimitris Bertsimas   22 RICs              $6.68 billion   5 RICs ($5.27 B)   $100,001 -
Cap Value                                 2 PIVs               $22.75 million                     $500,000
                                          14 other accounts    $3.50 million
                     ---------------------------------------------------------------------------------------
                     Gina Mourtzinou      4 RICs               $4.52 billion   4 RICs ($4.52 B)   $10,001 -     (2)        (27)
                                          5 other accounts     $136.55 million                    $50,000
                     ---------------------------------------------------------------------------------------
                     Steve Kokkotos       2 RICs               $1.33 billion   2 RICs ($1.33 B)   $10,001 -
                                          1 other account      $10.19 million                     $50,000
-----------------------------------------------------------------------------------------------------------------------------------
Floating Rate        Lynn Hopton          11 PIVs              $5.02 billion                      None
                     --------------------                      ---------------
                     Yvonne Stevens       3 other accounts     $496.12 million                    None
                     ---------------------------------------------------------                    ----------
                     Steve Staver(l)      10 PIVs              $4.65 billion   None               None          (2)        (45)
                                          3 other accounts     $507.57 million
-----------------------------------------------------------------------------------------------------------------------------------

Growth               SELIGMAN:
                     Erik J. Voss(l)      8 RICs               $2.60 billion   None               None          (2)        (34)
                                          20 other accounts    $179.40 million

-----------------------------------------------------------------------------------------------------------------------------------

Income Opportunities Brian Lavin          1 RIC                $871.16 million                    $50,001 -
                                          1 PIV                $7.02 million   None               $100,000      (2)        (35)
                                          1 other account      $608.42 million
                     ---------------------------------------------------------                    ----------


                     Jennifer Ponce de    5 RICs               $11.59 billion                     $10,001 -
                     Leon                 1 PIV                $7.02 million                      $50,000
                                          8 other accounts     $2.05 billion
-----------------------------------------------------------------------------------------------------------------------------------

Inflation Protected  Margaret Brandt(n)   None                 N/A             N/A                None
                     ---------------------------------------------------------------------------------------

Securities           Todd White(n)        11 RICs              $10.53 billion  3 RICs ($1.01 B);  None          (2)        (35)
                                          5 PIVs               $1.66 billion   1 other account
                                          40 other accounts(d) $16.02 billion  ($113.3 M)
-----------------------------------------------------------------------------------------------------------------------------------

Large Cap Equity     Dimitris             24 RICs              $5.96 billion   7 RICs ($4.62 B)   None          (2)        (27)
                     Bertsimas(l)

                                          2 PIVs               $21.11 million

                                          15 other accounts    $3.31 billion
                     ----------------------------------------------------------------------------


                     Gina Mourtzinou(l)   6 RICs               $4.04 billion   6 RICs ($4.04 B)

                                          5 other accounts     $118.86 million
-----------------------------------------------------------------------------------------------------------------------------------

Large Cap Value      Warren Spitz(l)      12 RICs              $14.57 billion
                     --------------------
                     Steve Schroll(l)     2 PIVs               $27.55 million  7 RICs ($14.11 B)  None          (2)        (29)
                     --------------------

                     Laton Spahr(l)
                     --------------------

                     Paul Stocking(l)     8 other accounts     $441.14 million
-----------------------------------------------------------------------------------------------------------------------------------

Limited Duration     Tom Murphy           5 RICs               $9.93 billion   3 RICs ($1.32 B)   $50,001 -
Bond                                      2 PIVs               $885.02 million                    $100,000
                                          14 other accounts    $10.75 billion
                     ---------------------------------------------------------------------------------------


                     Scott Schroepfer(m)  2 RICs               $953.09 million None               None          (2)        (35)
                     ---------------------------------------------------------------------------------------


                     Todd White(n)        10 RICs              $10.37 billion  3 RICs ($1.01 B);  None
                                          5 PIVs               $1.66 billion   1 other account
                                          40 other accounts(d) $16.02 billion  ($113.3 M)
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------------------------
California Tax-                           5 RICs               $3.68 billion
Exempt                                    11 other accounts    $7.38 billion
--------------------                      ------------------------------------


Minnesota Tax-Exempt Catherine Stienstra  5 RICs               $3.55 billion   None               None          (2)        (35)
                                          11 other accounts    $7.38 billion
--------------------                      ------------------------------------


New York Tax-Exempt                       5 RICs               $3.80 billion
                                          11 other accounts    $7.38 billion
-----------------------------------------------------------------------------------------------------------------------------------


Diversified Bond     Tom Murphy           5 RICs               $6.55 billion   3 RICs ($1.33 B)   $50,001 -
                                          2 PIVs               $880.06 million                    $100,000
                                          14 other accounts    $10.90 billion
                     ---------------------------------------------------------------------------------------


                     Scott Schroepfer(m)  2 RICs               $953.09 million None               None          (2)        (35)
                     ---------------------------------------------------------------------------------------


                     Todd White(n)        10 RICs              $7.34 billion   3 RICs ($1.01 B);  None
                                          5 PIVs               $1.66 billion   1 other account
                                          40 other accounts(d) $16.02 billion  ($113.3 M)
-----------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                     Page 108





                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUND WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------------------------

Balanced             Warren Spitz(l)                                                              None
                     --------------------                                                         ----------

                     Steve Schroll(l)     12 RICs              $14.57 billion                     None
                     --------------------                                                         ----------

                     Laton Spahr(l)       2 PIVs               $27.55 million  7 RICs ($14.11 B)  $1 -          (2)        (29)
                                                                                                  $10,000
                     --------------------                                                         ----------

                     Paul Stocking(l)     8 other accounts(d)  $441.14 million                    None
                     --------------------------------------------------------------------------------------------------------------

                     Tom Murphy           5 RICs               $9.77 billion                      $10,001 -
                                          2 PIVs               $870.92 million 2 RICs ($996.38 M) $50,000
                                          14 other accounts    $10.19 billion
                     ---------------------------------------------------------------------------------------

                     Scott Schroepfer(m)  2 RICs               $953.09 million None               None          (2)        (35)
                     ---------------------------------------------------------------------------------------

                     Todd White(n)        10 RICs              $10.32 billion  2 RICs ($801.35    None
                                          5 PIVs               $1.66 billion   M);
                                          40 other accounts(d) $16.02 billion  1 other account
                                                                               ($113.3 M)
-----------------------------------------------------------------------------------------------------------------------------------


Disciplined          Dimitris Bertsimas   23 RICs              $5.77 million   6 RICs ($4.42 B)   None

Large Cap                                 2 PIVs               $21.11 million

Growth                                    15 other accounts    $3.31 billion                                    (2)        (27)
                     ---------------------------------------------------------------------------------------

                     Gina Mourtzinou      5 RICs               $3.85 billion   5 RICs ($3.85 B)   None
                                          5 other accounts     $118.86 million

-----------------------------------------------------------------------------------------------------------------------------------


Disciplined          Dimitris Bertsimas   23 RICs              $5.95 million   6 RICs ($4.61 B)   None

Large Cap                                 2 PIVs               $21.11 million

Value                                     15 other accounts    $3.31 billion                                    (2)        (27)
                     ---------------------------------------------------------------------------------------

                     Gina Mourtzinou      5 RICs               $4.03 billion   5 RICs ($4.03 B)   None
                                          5 other accounts     $118.86 million

-----------------------------------------------------------------------------------------------------------------------------------


Diversified Equity   Warren Spitz                                                                 $50,001 -
Income                                                                                            $100,000
                     --------------------                                                         ----------

                     Laton Spahr          11 RICs              $8.78 billion                      $100,001 -
                                                                                                  $500,000
                     --------------------                                                         ----------
                     Steve Schroll        2 PIVs               $27.55 million  6 RICs ($8.32 B)   $50,001 -     (2)        (29)
                                                                                                  $100,000
                     --------------------                                                         ----------

                     Paul Stocking        8 other accounts(d)  $441.14 million                    $100,001 -
                                                                                                  $500,000
-----------------------------------------------------------------------------------------------------------------------------------


Mid Cap Value        Warren Spitz                                                                 $50,001 -
                                                                                                  $100,000
                     --------------------                                                         ----------

                     Laton Spahr          11 RICs              $12.21 billion                     $100,001 -
                                                                                                  $500,000
                     --------------------                                                         ----------
                     Steve Schroll        2 PIVs               $27.55 million  6 RICs ($11.75 B)  $50,001 -     (2)        (29)
                                                                                                  $100,000
                     --------------------                                                         ----------

                     Paul Stocking        8 other accounts(d)  $441.14 million                    $100,001 -
                                                                                                  $500,000
-----------------------------------------------------------------------------------------------------------------------------------


Strategic            Tom Murphy           5 RICs               $9.47 billion   2 RICs ($699.76 M) $100,001 -

Allocation                                2 PIVs               $870.92 million                    $500,000

                                          14 other accounts    $10.19 billion
                     ---------------------------------------------------------------------------------------

                     Scott Schroepfer(m)  2 RICs               $953.09 million None               None          (2)        (35)
                     ---------------------------------------------------------------------------------------

                     Todd White(n)        10 RICs              $10.07 billion  2 RICs ($549.42    None
                                          5 PIVs               $1.66 billion   M);
                                          40 other accounts(d) $16.02 billion  1 other account
                                                                               ($113.3 M)
                     --------------------------------------------------------------------------------------------------------------

                     Dimitris Bertsimas   23 RICs              $4.85 billion   6 RICs ($3.5 B)    Over          (2)        (27)
                                          2 PIVs               $21.11 million                     $500,000
                                          15 other accounts    $3.31 billion
                     ---------------------------------------------------------------------------------------

                     Gina Mourtzinou      5 RICs               $2.93 billion   5 RICs ($2.93 B)   $100,001 -
                                          5 other accounts     $118.86 million                    $500,000
                     ---------------------------------------------------------------------------------------

                     Alex Sauer-Budge     1 RIC                $573.80 million 1 RIC ($573.8 M)   $1 -
                                                                                                  $10,000
                     ---------------------------------------------------------------------------------------

                     Steve E. Kokkotos    2 RICs               $69.74 million  2 RICs ($69.74 M)  $100,001 -
                                          1 other account      $9.26 million                      $500,000
-----------------------------------------------------------------------------------------------------------------------------------


Strategic Income     Dimitris Bertsimas   23 RICs              $5.95 billion   7 RICs ($4.62 B)   None

Allocation                                2 PIVs               $21.11 million

                                          15 other accounts    $3.31 billion                                    (2)        (27)
                     ---------------------------------------------------------------------------------------

                     Colin Lundgren       17 RICs              $1.76 billion   None               None
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------------------

Absolute Return      Nicholas Pifer       7 RICs               $10.79 billion  None               $50,001 -     (2)        (35)
Currency and                              6 PIVs               $284.56 million                    $100,000
Income                                    11 other accounts    $3.27 billion
-----------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                     Page 109




                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------

Disciplined          Dimitris Bertsimas   23 RICs              $4.53 billion   6 RICs ($3.35 B)   $100,001 -
International                             2 PIVs               $19.28 million                     $500,000
Equity                                    15 other accounts    $2.88 billion                                    (2)        (27)
                     ---------------------------------------------------------------------------------------

                     Alex Sauer-Budge     1 RIC                $837.35 million 1 RIC ($837.35 M)  $1 -
                                                                                                  $10,000
-----------------------------------------------------------------------------------------------------------------------------------


Emerging Markets     Nicholas Pifer       7 RICs               $11.31 billion  None               $10,001 -     (2)        (35)
Bond                                      6 PIVs               $284.56 million                    $50,000
                                          11 other accounts    $3.27 billion
                     ---------------------------------------------------------                    ----------

                     Jim Carlene(m)       4 PIVs               $312.86 million                    None
                                          3 other accounts     $170.11 million

-----------------------------------------------------------------------------------------------------------------------------------


Global Bond          Nicholas Pifer       7 RICs               $10.85 billion  None               $50,001 -     (2)        (35)
                                          6 PIVs               $284.56 million                    $100,000
                                          11 other accounts    $3.27 billion


-----------------------------------------------------------------------------------------------------------------------------------


Global               SELIGMAN:

Technology           Richard M.           4 RICs               $2.40 billion
                     Parower(o)           5 PIVs               $1.50 billion
                                          6 other accounts     $186.40
                                                               million(p)
                     ---------------------------------------------------------

                     Paul H. Wick(o)      4 RICs               $2.40 billion
                                          5 PIVs               $1.50 billion
                                          6 other accounts     $185.60
                                                               million(p)
                     ---------------------------------------------------------

                     Reema D. Shah(o)     4 RICs               $2.40 billion     2 PIVs ($1.5B);    None          (2)        (46)
                                          5 PIVs               $1.50 billion     2 other accounts
                                          5 other accounts     $186.40           ($183.7 M)
                                                               million(p)
                     ---------------------------------------------------------

                     Ajay Diwan(o)        4 RICs               $2.40 billion
                                          5 PIVs               $1.50 billion
                                          5 other accounts     $189.20
                                                               million(p)
                     ----------------------------------------------------------------------------

                     Benjamin Lu(o)       2 RICs               $204.50 million None
                                          2 PIVs               $31.20 million
                                          1 other account      $0.05
                                                               million(p)
-----------------------------------------------------------------------------------------------------------------------------------


Partners             COLUMBIA WAM:

International        P. Zachary Egan      1 RIC                $3.0 billion    None               None          (20)       (47)
Select Growth
                     ---------------------------------------------------------

                     Louis J. Mendes      2 RICs               $4.0 billion
                     --------------------------------------------------------------------------------------------------------------

                     PRINCIPAL:

                     John Pihlblad        2 RICs               $1.31 billion   None               None          (21)       (48)
                                          2 PIVs               $95.93 million
                                          9 other accounts     $987.26 million
                     ---------------------------------------------------------

                     Steven Larson        2 RICs               $1.32 billion
                                          2 PIVs               $93.40 million
                                          9 other accounts     $987.26 million

-----------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                     Page 110




                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------

Partners             ALLIANCEBERNSTEIN:

International Select Kevin F. Simms       132 RICs             $46.32 billion  3 RICs ($6.66 B);
Value                                     168 PIVs             $24.39 billion  9 PIVs ($1.17 B);
                                          39,323 other         $106.60 billion 139 other accounts
                                          accounts                             ($12.51 B)
                     ----------------------------------------------------------------------------

                     Henry S. D'Auria     89 RICs              $27.28 billion  2 RICs ($2.74 B);
                                          103 PIVs             $18.93 billion  7 PIVs ($563 M);
                                          953 other            $78.52 billion  131 other accounts
                                          accounts                             ($11.85 B)
                     ----------------------------------------------------------------------------

                     Sharon E. Fay        132 RICs             $46.32 billion  3 RICs ($6.66 B);
                                          156 PIVs             $21.41 billion  8 PIVs ($563 M);
                                          39,323 other         $106.60 billion 139 other accounts
                                          accounts                             ($12.51 B)
                     ----------------------------------------------------------------------------

                     Marilyn G. Fedak     120 RICs             $45.86 billion  3 RICs ($6.66 B);  None          (22)       (49)
                                          140 PIVs             $17.32 billion  3 PIVs ($217 M);
                                          39,230 other         $89.62 billion  110 other accounts
                                          accounts                             ($7.76 B)
                     ----------------------------------------------------------------------------

                     John P. Mahedy       119 RICs             $45.62 billion  3 RICs ($6.66 B);
                                          139 PIVs             $17.20 billion  3 PIVs ($217 M);
                                          39,211 other         $88.11 billion  101 other accounts
                                          accounts                             ($7.55 B)
                     ----------------------------------------------------------------------------

                     Giulio Martini       71 RICs              $25.49 billion  2 RICs ($2.74 B);
                                          106 PIVs             $21.29 billion  8 PIVs ($1.13 B);
                                          811 other            $62.13 billion  105 other accounts
                                          accounts                             ($8.1 B)


                     --------------------------------------------------------------------------------------------------------------


                     MONDRIAN:

                     Ormala Krishnan      1 RIC                $265.0 million  None               None          (11)       (50)
                                          1 PIV                $141.90 million
                                          7 other accounts     $528.80 million


                     --------------------------------------------------------------------------------------------------------------


                     TRADEWINDS:

                     Paul J. Hechmer      4 RICs               $942.62 million 1 other account    None          (16)       (51)
                                          9 PIVs               $560.69 million ($59.17 M)
                                          49,903 other         $11.14 billion
                                          accounts


-----------------------------------------------------------------------------------------------------------------------------------


Partners             AIGGIC:

International Small  Chantal Brennan      2 RICs               $347.0 million  3 other accounts
Cap                                       4 PIVs               $323.0 million  ($90 M)
                                          8 other accounts     $255.0 million
                     ----------------------------------------------------------------------------

                     Midori Katsumi       1 RIC                $7.0 million    4 other accounts   None          (23)       (52)
                                          1 PIV                $58.0 million   ($200 M)
                                          7 other accounts     $269.0 million
                     ----------------------------------------------------------------------------

                     Elizabeth Soon       2 RICs               $69.0 million   3 other accounts
                                          2 PIVs               $53.0 million   ($27 M)
                                          7 other accounts     $80.0 million
                     --------------------------------------------------------------------------------------------------------------


                     BATTERYMARCH:

                     Adam Petryk          8 RICs               $2.36 billion   None               None          (24)       (53)
                                          19 PIVs              $1.45 billion
                                          34 other accounts    $3.66 billion
                     ---------------------------------------------------------

                     Charles F. Lovejoy   4 RICs               $1.22 billion
                     --------------------

                     Christopher W.       12 PIVs              $669.86 million
                     Floyd                22 other accounts    $2.34 billion

-----------------------------------------------------------------------------------------------------------------------------------

Threadneedle         THREADNEEDLE:
Emerging Markets     Julian A.S. Thompson 1 RIC                $695.16 million 1 RIC ($695.16 M)  None(k)       (19)       (54)
                     Jules Mort           1 PIV                $26.09 million
                                          2 other accounts     $18.74 million

-----------------------------------------------------------------------------------------------------------------------------------

Threadneedle         THREADNEEDLE:
European Equity      Rob Jones            1 PIV                $32.78 million  None               None(k)       (19)       (54)
                                          1 other account      $184.29 million
-----------------------------------------------------------------------------------------------------------------------------------

Threadneedle         THREADNEEDLE:
Global Equity        Stephen Thornber     1 RIC                $9.58 million   1 RIC ($9.58 M)    None(k)       (19)       (54)
                                          1 PIV                $7.73 million
                                          3 other accounts     $346.56 million
                     ----------------------------------------------------------------------------

                     Andrew Holliman      1 RIC                $6.0 million    1 RIC ($6 M)
                                          2 PIVs               $404.78 million
                                          2 other accounts     $309.49 million
-----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                     Page 111




                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------

Threadneedle         THREADNEEDLE:
Global Equity Income Stephen Thornber     1 RIC                $432.44 million 1 RIC ($432.44 M)  None(k)       (19)       (54)
                                          1 PIV                $7.73 million
                                          3 other accounts     $346.56 million
                     ----------------------------------------------------------------------------

                     Jeremy Podger        1 RIC                $6.0 million    1 RIC ($6 M)
                                          2 PIVs               $10.58 million
                                          2 other accounts     $221.36 million
-----------------------------------------------------------------------------------------------------------------------------------

Threadneedle         THREADNEEDLE:
Global Extended      Andrew Holliman      1 RIC                $432.44 million 1 RIC ($432.44 M)  None(k)       (19)       (54)
Alpha                                     2 PIVs               $404.78 million
                                          2 other accounts     $309.49 million
                     ----------------------------------------------------------------------------

                     Jeremy Podger        1 RIC                $9.58 million   1 RIC ($9.58 M)
                                          2 PIVs               $10.58 million
                                          2 other accounts     $221.36 million
-----------------------------------------------------------------------------------------------------------------------------------

Threadneedle         THREADNEEDLE:
International        Alex Lyle            1 RIC                $9.85 billion   1 RIC ($9.85 B)    None(k)       (19)       (54)
Opportunity                               28 PIVs              $834.30 million
                                          11 other accounts    $415.43 million
                     ---------------------------------------------------------

                     Esther Perkins       1 RIC                $9.85 billion
                                          1 other account      $184.29 million
-----------------------------------------------------------------------------------------------------------------------------------


FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------------------------

Intermediate         Catherine Stienstra  5 RICs               $3.30 billion   None               None          (2)        (35)
Tax-Exempt                                11 other accounts    $6.33 billion
-----------------------------------------------------------------------------------------------------------------------------------

Mid Cap              John K. Schonberg    2 RICs               $256.55 million 2 RICs             None          (2)        (55)
Growth                                    2 PIVs               $15.93 million  ($256.55 M)
                                          3 other accounts     $2.61 million
                     --------------------------------------------------------------------------------------------------------------

                     Sam Murphy           1 RIC                $246.40 million 1 RIC ($246.4 M)   None        (2),(3)      (55)
                     --------------------


                     Mike Marzolf
-----------------------------------------------------------------------------------------------------------------------------------

Tax-Exempt           Catherine Stienstra  5 RICs               $2.77 billion   None               None          (2)        (36)
Bond                                      11 other accounts    $6.33 billion
-----------------------------------------------------------------------------------------------------------------------------------

Tax-Exempt           Catherine Stienstra  5 RICs               $1.18 billion   None               None          (2)        (35)
High Income                               11 other accounts    $6.33 billion
-----------------------------------------------------------------------------------------------------------------------------------



    * RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

(a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.


(b) Mr. Bergene has overall accountability for the group that monitors the subadvisers for the funds and for making recommendations to the Boards of Directors on changes to those subadvisers.


(c) Ms. Keeley, who serves as Executive Vice President -- Equity and Fixed Income for RiverSource Investments, and Mr. Truscott, who serves as Chief Investment Officer for RiverSource Investments, oversee the portfolio managers who manage other accounts for RiverSource Investments, including the underlying funds in which the Funds-of-Funds invest, and other accounts managed by RiverSource Investments and its affiliates including institutional assets, proprietary assets and hedge funds.

(d) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

(e)    Wrap accounts have been counted at the sponsor level.

(f) Neither Christopher Davis nor Kenneth Feinberg own any shares of RiverSource Partners Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.

(g) Other accounts exclude the assets and number of accounts in wrap fee programs that are managed using model portfolios.

(h) Mr. Mullman only manages a portion of the accounts subject to a performance fee. The total assets shown reflect the portion of those accounts managed by Mr. Mullman.

(i) Michael T. Smith does not own any shares of RiverSource Partners Small Cap Equity Fund. However, he invests in the Lord Abbett Small Cap Blend Fund, which is managed in a similar style.

(j) The portfolio manager began managing the fund after its last fiscal year end; therefore reporting information is as of Dec. 31, 2007.

(k) The fund is available for sale only in the U.S. The portfolio manager(s) do not reside in the U.S. and therefore do not hold any shares of the fund.

(l) The portfolio manager began managing the fund after its last fiscal year end; therefore reporting information is as of Sept. 30, 2008.

(m) The portfolio manager began managing the fund after its last fiscal year end; reporting information is as of Oct. 31, 2008.


(n) The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of Jan. 31, 2009.


(o) The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of Nov. 17, 2008.

(p) Includes accounts managed in a personal capacity, the amounts for which are provided as of Nov. 30, 2008.

(q) The portfolio manager began managing the fund as of Jan. 1, 2009; reporting information is as of March 31, 2008.

(r) The portfolio manager began managing the fund as of Jan. 1, 2009; reporting information is as of May 31, 2008.

POTENTIAL CONFLICTS OF INTEREST

(1) Management of Funds-of-Funds differs from that of the other funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.




Statement of Additional Information - April 1, 2009                     Page 112




        Management of the portfolios is based on initial asset class guidance provided by the Capital Markets Committee, a group of RiverSource Investments investment professionals, and subsequent allocation determinations by the Asset Allocation Committee and Fund Selection Committee within established guidelines set forth in the prospectus. The Asset Allocation Committee, comprised of portfolio managers Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the three main asset classes (equity, fixed income and cash) and allocation among investment categories within each asset class. The Fund Selection Committee, comprised portfolio managers Bergene, Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the underlying funds. These allocation determinations are reviewed by the Asset Allocation Committee and Fund Selection Committee at least quarterly.

        Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include

        - The portfolio managers of the underlying funds are under the supervision of portfolio managers Keeley and Truscott. Keeley and Truscott may have influence over the management of the underlying funds through their supervision of the underlying funds' portfolio managers and/or through their ability, as part of the Asset Allocation Committee and Fund Selection Committee, to influence the allocation of funds-of-funds assets to or away from the underlying funds.

        - Portfolio managers Joy, Keeley and Truscott also serve as members of the Capital Markets Committee. As described above, the Capital Markets Committee provides initial guidance with respect to asset allocation, and its view may play a significant role in the asset class determinations made by the Asset Allocation Committee and, as a result, in the underlying fund determinations made by the Fund Selection Committee.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(2) RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, competing investment decisions made for different accounts and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

        RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager's Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(3) The portfolio manager's responsibilities also include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that the portfolio manager manages versus communicating his or her analyses to other portfolio managers concerning securities that he or she follows as an analyst.

(4) The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.



Statement of Additional Information - April 1, 2009                     Page 113




        If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.

        The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.

(5) As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner's Form ADV, Part II for a description of some of its policies and procedures in this regard.

(6) Potential conflicts of interest may be presented in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of other accounts, on the other, such as conflicts of interest related to the aggregation of trades, the allocation of investment opportunities, contrary client positions and employee securities trading. Essex has established written policies and procedures relating to its investment management and trading practices that are designed to prevent such conflicts of interest. On occasion, employees of Essex may purchase or sell, for their own accounts, securities also invested in by clients or recommended to clients. Essex maintains a code of ethics that is designed to prevent the conflicts of interest presented by employees' personal securities transactions.

(7) As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

(8)     N/A





(9) Management of the Income Builder and Retirement Plus Funds-of-Funds differs from that of the other funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.


        Management of the portfolios is based on proprietary, quantitative techniques and qualitative review of the quantitative output. Using these methodologies, a group of RiverSource investment professionals allocates each fund's assets within and across different asset classes in an effort to achieve the fund's objective of providing a high level of current income and growth of capital. After the initial allocation, the fund will be rebalanced monthly in an effort to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes, as set forth in the prospectus. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the funds, seeking to achieve each fund's objective by investing in defined investment categories. The target allocation range constraints are intended, in part, to promote diversification within the asset classes.

        Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

        - In certain cases, the portfolio managers of the underlying funds are the same as the portfolio managers of the Income Builder and Retirement Plus Funds-of-Funds, and could influence the allocation of funds-of-funds assets to or away from the underlying funds that they manage.

        - RiverSource Investments, LLC and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.


        - RiverSource Investments, LLC monitors the performance of the underlying funds and may, from time to time, recommend to the board of directors of the funds a change in portfolio management or fund strategy or the closure or merger of an underlying fund. In addition, RiverSource Investments, LLC may believe that certain funds may benefit



Statement of Additional Information - April 1, 2009                     Page 114




          from additional assets or could be harmed by redemptions. All of these factors may also influence decisions in connection with the allocation of funds-of-funds assets to or away from certain underlying funds.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(10) Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

        Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

        For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

        American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

        Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

(11) Mondrian does not foresee any material conflicts of interest that may arise in the management of the funds and any other accounts managed with similar investment guidelines. Mondrian acts solely as an investment manager and does not engage in any other business activities. The following is a list of some potential conflicts of interest that can arise in the course of normal investment management business activities. Mondrian maintains and operates various policies and procedures which are designed to prevent or manage any of the conflicts identified below so that the interests of its clients are always put ahead of Mondrian's own interests or those of its employees and directors:

        Allocation of aggregated trades
        Mondrian may from time to time aggregate trades for a number of its clients.

        Mondrian's policy requires that all allocations of aggregated trades must be fair between clients. Transactions involving commingled orders are allocated in a manner deemed equitable to each account. When a combined order is executed in a series of transactions, at different prices, each account participating in the order may be allocated an average price obtained from the broker/dealer. When a trade can be allocated in a cost efficient manner to our clients, it will be prorated across all participating accounts. Mondrian may randomly allocate purchases or sales among participating


Statement of Additional Information - April 1, 2009                     Page 115




        accounts when the amounts involved are too small to be evenly proportioned in a cost efficient manner. In performing random allocations, Mondrian will consider consistency of strategy implementation among participating accounts.

        Allocation of investment opportunities
        Mondrian is an investment manager of multiple client portfolios. As such, it has to ensure that investment opportunities are allocated fairly between clients. There is a potential risk that Mondrian may favor one client over another client in making allocations of investment opportunities.

        Mondrian makes security selection decisions at committee level. Those securities identified as investment opportunities are added to a list of approved securities; portfolios will hold only such approved securities.

        All portfolios governed by the same or a similar mandate will be structured similarly (that is, will hold the same or comparable stocks), and will exhibit similar characteristics. Sale and purchase opportunities identified at regular investment meetings will be applied to portfolios across the board, subject to the requirements of individual client mandates.

        See also "Side-by-side management of hedge funds" below.

        Allocation of IPO opportunities
        Initial Public Offerings ("IPO's") present a potential conflict of interest when they are priced at a discount to the anticipated secondary market price and the issuer has restricted or scaled back its allocation due to market demand. In such instances, the IPO allocation could be divided among a small select group of clients with others not receiving the allocation they would otherwise be entitled to.

        Mondrian clients with relevant mandates are given an equal opportunity, proportionate to the size of their portfolio, to participate in IPO trades. All IPO purchases are allocated on a strict pro-rata basis.

        Dealing in investments as principal in connections with the provision of seed capital
        A conflict of interest exists when a portfolio management firm manages its own money alongside client money.

        Mondrian generally does not trade for its own account. However, Mondrian and its affiliates have provided the seed capital to certain investment vehicles that have been established by Mondrian group entities. Mondrian serves as the investment manager to these investment vehicles.

        Mondrian operates dealing policies designed to ensure the fair and equal treatment of all clients e.g. the allocation of aggregated trades among clients. These policies ensure that any portfolios in which Mondrian has an investment interest do not receive favorable treatment relative to other client portfolios.

        Directorships and external arrangements
        Certain Mondrian staff may hold positions in external organizations. There is a potential risk that Mondrian personnel may place their own interests (resulting from outside employment/directorships) ahead of the interests of Mondrian clients.

        Before accepting an executive or non-executive directorship or any other appointment in another company, employees, including executive directors, must obtain the prior approval of the Chief Executive Officer. The Chief Compliance Officer must also be informed of all such appointments and changes.

        The CEO and CCO will only permit appointments that would not present a conflict of interest with the individual's responsibilities to Mondrian clients.

        Dual agency
        Dual Agency (also known as Cross Trading) concerns those transactions where Mondrian may act as agent for both the buyer and seller. In such circumstances there is a potential conflict of interest as it may be possible to favor one client over another when establishing the execution price and/or commission rate.

        Although it rarely does so, Mondrian may act as agent for both buying and selling parties with respect to transactions in investments. If Mondrian proposes to act in such capacity, the Portfolio Manager will first obtain approval from the Chief Compliance Officer. The CCO has an obligation to ensure that both parties are treated fairly in any such trade.

        Employee personal account dealing
        There are a number of potential conflicts when staff of an investment firm engage in buying and selling securities for their personal account.

        Mondrian has arrangements in place to ensure that none of its directors, officers or employees (or persons connected to them by way of a business or domestic relationship) effects any transaction on their own account which conflicts with client interests.

        Mondrian's rules which govern personal account dealing and general ethical standards are set out in the Mondrian Investment Partners Code of Ethics.



Statement of Additional Information - April 1, 2009                     Page 116




        Gifts and entertainment (received)
        In the normal course of business Mondrian employees may receive gifts and entertainment from third parties e.g. brokers and other service providers. This results in a potential conflict of interest when selecting third parties to provide services to Mondrian and its clients.

        Mondrian has a policy which requires that gifts and entertainment received are reported to the Chief Compliance Officer (any items in excess of L100 require pre-approval).

        All gifts and entertainment are reviewed to ensure that they are not inappropriate and that staff have not been unduly influenced by them.

        Gifts and entertainment (given)
        In the normal course of business, Mondrian employees may provide gifts and entertainment to third parties. Excessively lavish gifts and entertainment would be inappropriate.

        Mondrian has a policy which requires that any gifts and entertainment provided are reported to the Chief Compliance Officer (any items in excess of L200 require pre-approval).

        All gifts and entertainment are reviewed to ensure that they are not inappropriate and that staff have not attempted to obtain undue influence from them.

        Performance fees
        Where an investment firm has clients with a performance fee arrangement there is a risk that those clients could be favored over clients without performance fees.

        Mondrian charges fees as a proportion of assets under management. In a very limited number of situations, in addition to this fee basis, certain accounts also include a performance fee basis.

        The potential conflict of interest arising from these fee arrangements is addressed by Mondrian's procedures for the allocation of aggregated trades among clients. Investment opportunities are allocated totally independently of fee arrangements.

        Side-by-side management of hedge funds (Mondrian Alpha Funds)
        Where an investment manager has responsibility for managing long only portfolios alongside portfolios that can take short positions there is potential for a conflict of interest to arise between the two types of portfolio.

        Mondrian acts as investment manager for two Fixed Income Alpha and one Equity Alpha fund. The Alpha Funds are permitted to take short positions and are also permitted to invest in some or all of the same securities that Mondrian manages for other clients.

        Mondrian is satisfied that the investment styles of these different products significantly reduce the likelihood of a conflict of interest arising. However, Mondrian has a number of policies and procedures in place that are designed to ensure that any potential conflicts are correctly managed and monitored so that all clients are treated fairly.

        Soft dollar arrangements
        Where an investment manager has soft dollar arrangements in place with a broker/dealer there is a potential conflict of interest as trading volumes through that broker/dealer are usually important in ensuring that soft dollar targets are met.

        As is typical in the investment management industry, Mondrian client funds are used to pay brokerage commissions for the execution of transactions in the client's portfolio. As part of that execution service, brokers generally provide proprietary research to their clients as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; and providing information on economic factors and trends.

        Proprietary research may be used by Mondrian in connection with its investment decision-making process with respect to one or more accounts managed by it, and it may or may not be used, or used exclusively, with respect to the account generating the brokerage.

        With the exception of the receipt of proprietary research, Mondrian has no other soft dollar or commission sharing arrangements in place with brokers.

(12) In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

        Jennison's portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), commingled trust accounts, other types of unregistered commingled accounts, affiliated single client and commingled insurance separate accounts, model nondiscretionary portfolios, and model portfolios used for wrap fee programs. Portfolio managers make investment decisions for each portfolio based on the investment


Statement of Additional Information - April 1, 2009                     Page 117




        objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, timing of investments, fees, expenses and cash flows.

        Furthermore, certain accounts (including affiliated accounts) in certain investment strategies may buy or sell securities while accounts in other strategies may take the same or differing, including potentially opposite, position. For example, certain strategies may short securities that may be held long in other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short. Jennison has policies and procedures that seek to mitigate, monitor and manage this conflict.

        In addition, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Some accounts have higher fees, including performance fees, than others. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over the other or allocate more time to the management of one account over another. While Jennison does not monitor the specific amount of time that a portfolio manager spends on a single portfolio, senior Jennison personnel periodically review the performance of Jennison's portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager. Jennison also believes that its compensation structure tends to mitigate this conflict.

(13) Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and/or other accounts are presented with the following potential conflicts:

        - The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

        - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

        - With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

        - Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(14) Conflicts of interest may arise in connection with the investment manager's management of the investments of the relevant fund and the investments of the other accounts. Such conflicts may arise with respect to the allocation of investment opportunities among the relevant fund and other accounts Conflicts of interest may arise in connection with the portfolio managers' management of the investments of the relevant fund and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the relevant fund and other accounts with similar investment objectives and policies. A portfolio manager potentially could use information concerning the relevant fund's transactions to the advantage of other accounts and to the


Statement of Additional Information - April 1, 2009                     Page 118




        detriment of the relevant fund. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett's clients including the relevant fund. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the portfolio managers' management of the investments of the relevant fund and the investments of the other accounts referenced in the table above.

(15) Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

        Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

        Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(16) Tradewinds recognizes that actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, Tradewinds, because it manages multiple accounts is presented with several potential conflicts and it seeks to manage these conflicts as follows:

        - The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Tradewinds seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

        - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Tradewinds has adopted procedures for fairly allocating portfolio transactions across multiple accounts.

        - With respect to many of its clients' accounts, Tradewinds determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Tradewinds may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Tradewinds may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

        - Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions (e.g., short selling) or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where Tradewinds has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

        Tradewinds has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(17) Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.



Statement of Additional Information - April 1, 2009                     Page 119




(18) Certain conflicts of interest may arise in connection with the management of multiple portfolios and investment strategies. Potential conflicts include the allocation of investment opportunities across client accounts and the allocation of similar investments across different strategies. MetWest Capital has adopted policies and procedures designed to minimize the effects of these conflicts.

        Responsibility for managing MetWest Capital client portfolios is organized according to investment strategy. All accounts in each strategy are managed to a model portfolio, as specified by the investment team. The investment team implements the model consistently across client portfolios. Consequently, position sizes and industry and sector allocations are similar across our clients' portfolios. Typically, no positions differ from portfolio to portfolio, except in the case of client-imposed restrictions. For such a portfolio, the investment team determines the position(s) that comply with client requirements. This process minimizes the potential for conflicts of interest.

        MetWest Capital's allocation policy allocates all investment opportunities among clients in the fairest possible way, taking into account clients' best interests. We have adopted policies and procedures designed to ensure that allocations do not involve a practice of favoring or disfavoring any strategy, client or group of clients. Account and strategy performance is never a factor in trade allocations. When necessary, we address known conflicts of interests in our trading practices by disclosure to clients and/or in our Form ADV or other appropriate action.

        The decision to buy or sell a position in the model portfolio is based on the direction of the investment team. Once the decision is made, traders prepare the trade "blocks." All participating strategies and client portfolios (those without pending cash flows or prohibited transactions) are block-traded together, typically grouped either by custodian or trade broker according to best-execution practices. Orders are placed to ensure random fills so that no one strategy, client or group of clients is favored or disfavored on a systematic basis.

        Each portfolio/relationship manager is responsible for reviewing the blocks and implementing all buy and sell orders for his/her accounts, taking into consideration client-specific factors. A committee, comprised of the Chief Investment Officer and portfolio/relationship managers, reviews trade reports for all accounts on a daily basis.

(19) Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager's responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

        Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(20) Like other investment professionals with multiple clients, a Fund's portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Advisor and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

        The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), if any, may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

        Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor's Code of Ethics and certain limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

        A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.



Statement of Additional Information - April 1, 2009                     Page 120




        A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager's decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

        A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

        "Cross trades," in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Advisor and the Funds have adopted compliance procedures that provide that any transactions between the Fund and another account managed by the Advisor are to be made at an independent current market price, consistent with applicable laws and regulation.

        Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account's objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager's investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager's purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

        A Fund's portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Many of the potential conflicts of interest to which the Advisor's portfolio managers are subject are essentially the same as or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates.

(21) Principal Global Investors provides investment advisory services to numerous clients other than the Fund. The investment objectives and policies of these accounts may differ from those of the Fund. Based on these differing circumstances, potential conflicts of interest may arise because the subadviser may be required to pursue different investment strategies on behalf of the Fund and other client accounts. For example, a subadviser may be required to consider an individual client's existing positions, personal tax situation, suitability, personal biases and investment time horizon, which considerations would not affect his investment decisions on behalf of the Fund. This means that research on securities to determine the merits of including them in the Fund's portfolio are similar, but not identical, to those employed in building private client portfolios. As a result, there may be instances in which a subadviser purchases or sells an investment for one or more private accounts and not for the Fund, or vice versa. To the extent the Fund and other clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the subadviser desires to sell the same portfolio security at the same time on behalf of other clients. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund.

(22) As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.



Statement of Additional Information - April 1, 2009                     Page 121




        Employee Personal Trading
        AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

        Managing Multiple Accounts for Multiple Clients
        AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in the level of assets under management.

        Allocating Investment Opportunities
        AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

        AllianceBernstein's procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

        To address these conflicts of interest, AllianceBernstein's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

(23) AIG Global Investment Corp. ("AIGGIC") aims to conduct its activities in such a manner that permits it to deal fairly with each of its clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. In that regard, AIGGIC has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which AIGGIC believes address the conflicts associated with managing multiple accounts for


Statement of Additional Information - April 1, 2009                     Page 122




        multiple clients (including affiliated clients). AIGGIC also monitors a variety of areas, including compliance with guidelines of the Fund and other accounts it manages and compliance with AIGGIC's Code of Ethics. Furthermore, AIGGIC's management periodically reviews the performance of a portfolio manager. Although AIGGIC does not track the time a portfolio manager spends on a single portfolio, AIGGIC does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of such portfolio manager's accounts.

(24) Batterymarch recognizes that actual or potential conflicts may arise in managing multiple client accounts. A brief description of some of the potential conflicts of interest and compliance factors that may arise as a result is included below. We do not believe any of these potential conflicts of interest and compliance factors pose significant risk to any client account.

        Allocation of Limited Investment Opportunities
        If an investment team identifies a limited investment opportunity (including initial public offerings) that may be suitable for multiple client accounts, each account may not be able to take full advantage of that opportunity due to liquidity constraints or other factors. Batterymarch has adopted policies and procedures designed to ensure that allocations of limited investment opportunities are conducted in a fair and equitable manner between client accounts.

        Although Batterymarch strives to ensure that client accounts managed under similar investment mandates have similar portfolio characteristics, Batterymarch does not "clone" client accounts (i.e., assemble multiple client accounts with identical portfolios of securities). As a result, the portfolio of securities held in any single client account may perform better or worse than the portfolio of securities held in another similarly managed client account.

        Allocation of Partially-Filled Transactions in Securities
        Batterymarch often aggregates for execution as a single transaction orders for the purchase or sale of a particular security for multiple client accounts. If Batterymarch is unable to fill an aggregated order completely, but receives a partial fill, Batterymarch will typically allocate the transactions relating to the partially filled order to clients on a pro-rata basis with a minimum fill size. Batterymarch may make exceptions from this general policy from time to time based on factors such as the availability of cash, country/regional/sector allocation decisions, investment guidelines and restrictions, and the costs for minimal allocation actions.

        Opposite (i.e., Contradictory) Transactions in Securities
        Batterymarch provides investment advisory services for various clients and under various investment mandates and may give advice, and take action, with respect to any of those clients that may differ from the advice given, or the timing or nature of action taken, with respect to any other individual client account.

        In the course of providing advisory services, Batterymarch may simultaneously recommend the sale of a particular security for one client account while recommending the purchase of the same or a similar security for another account. This may occur for a variety of reasons. For example, in order to raise cash to handle a redemption/withdrawal from a client account, Batterymarch may be forced to sell a security that is ranked a "buy" by its stock selection model.

        Certain Batterymarch portfolio managers that manage long-only portfolios also manage portfolios that sell securities short. As such, Batterymarch may purchase or sell a security in one or more of its long-only portfolios under management during the same day it executes an opposite transaction in the same or a similar security for one or more of its portfolios under management that hold securities short, and certain Batterymarch client account portfolios may contain securities sold short that are simultaneously held as long positions in certain of the long-only portfolios managed by Batterymarch. The stock selection model(s), risk controls and portfolio construction rules used by Batterymarch to manage its clients' long-only portfolios differ from the model and rules that are used to manage client account portfolios that hold securities short. Because different stock selection models, risk controls and portfolio construction rules are used, it is possible that the same or similar securities may be ranked differently for different mandates and that the timing of trading in such securities may differ.

        Batterymarch has created certain compliance policies and procedures designed to minimize harm from such contradictory activities/events.

        Selection of Brokers/Dealers
        In selecting a broker or dealer, Batterymarch may choose a broker whose commission rate is in excess of that which another broker might have charged for the same transaction, based upon Batterymarch's judgment of that broker's superior execution capabilities and/or as a result of Batterymarch's perceived value of the broker's research services. Although Batterymarch does not participate in any traditional soft dollar arrangements whereby a broker purchases research from a third party on Batterymarch's behalf, Batterymarch does receive proprietary research services from brokers. Batterymarch generally seeks to achieve trade executions with brokers of the highest quality and at the lowest possible cost, although there can be no assurance that this objective will always be achieved. Batterymarch does not enter into any arrangements with brokers, formal or otherwise, regarding order flow as a result of research received. Clients should consider that there is a potential conflict of interest between their interests in obtaining best execution


Statement of Additional Information - April 1, 2009                     Page 123




        and an investment adviser's receipt of research from brokers selected by the investment adviser for trade executions. The proprietary research services which Batterymarch obtains from brokers may be used to service all of Batterymarch's clients and not just those clients paying commissions to brokers providing those research services, and not all proprietary research may be used by Batterymarch for the benefit of the one or more client accounts which paid commissions to a broker providing such research.

        Personal Securities Transactions
        Batterymarch allows its employees to trade in securities that it recommends to advisory clients. Batterymarch's supervised persons, to the extent not prohibited by Batterymarch's Code of Ethics, may buy, hold or sell securities or investment products (including interests in partnerships and investment companies) at or about the same time that Batterymarch is purchasing, holding or selling the same or similar securities or investment products for client account portfolios and the actions taken by such persons on a personal basis may be, or may be deemed to be, inconsistent with the actions taken by Batterymarch for its client accounts. Clients should understand that these activities may create a conflict of interest between Batterymarch, its supervised persons and its clients.

        Batterymarch employees may also invest in mutual funds that are managed by Batterymarch. This may result in a potential conflict of interest since Batterymarch employees have knowledge of such funds' investment holdings, which is non-public information.

        To address this, Batterymarch has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including shareholders' interests in funds managed by Batterymarch).

        Batterymarch and certain Batterymarch employees may also have ownership interests in certain other client accounts, including pooled investment vehicles, that invest in long and short positions. Firm and employee ownership of such accounts may create additional potential conflicts of interest for Batterymarch.

        Performance-Based Fee Arrangements
        Batterymarch manages some accounts under performance-based fee arrangements. Batterymarch recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an incentive to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest, Batterymarch generally requires portfolio decisions to be made on a product specific basis. Additionally, Batterymarch requires average pricing of all aggregated orders. Lastly, the investment performance on specific accounts is not a factor in determining the portfolio managers' compensation; performance analysis is reviewed on an aggregate product basis.

        Although Batterymarch believes that its policies and procedures are appropriate to prevent, eliminate or minimize the harm of many potential conflicts of interest between Batterymarch, its related persons and clients, clients should be aware that no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. Moreover, it is possible that additional potential conflicts of interest may exist that Batterymarch has not identified in the summary above.

        Batterymarch's CCO conducts a review of the firm's potential conflicts of interest and a risk assessment on an annual basis.

(25) Systematic Financial Management, L.P. is an affiliated firm of Affiliated Managers Group, Inc. (AMG) a publicly traded asset management company, which invests in mid-sized asset management firms. Neither AMG nor any of their affiliates formulate advice for Systematic's clients and do not, in Systematic's view, present any potential conflict of interest with Systematic's clients. Portfolio managers oversee the investment of various types of accounts in the same strategy such as mutual funds, pooled investment vehicles and separate accounts for individuals and institutions. Investment decisions are generally applied to all accounts utilizing that particular strategy taking into consideration client restrictions, instructions and individual needs. A portfolio manager may manage an account whose fees may be higher or lower than the basic fee schedule to provide for varying client circumstances. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of client trades. However, Systematic has a variety of internal controls in place that are reasonably designed to detect such conflicts and protect the interests of its clients.

        Conflicts of interest, including employee personal securities trading, security selection, proxy voting and security allocation, may arise as a result of providing advisory services to a diverse group of clients invested in various strategies. To mitigate such potential conflicts and harm to Systematic's clients, Systematic has adopted policies and procedures, including but not limited to, its Code of Ethics, which addresses personal securities trading, Proxy Voting and Trade Error Policies. These policies and procedures are subject to periodic testing and reviews, which are reasonably designed to detect such conflicts and protect the interests of its clients. A portfolio manager may also face other potential conflicts of interest in managing the Partners Select Value Fund. The description above is not a complete


Statement of Additional Information - April 1, 2009                     Page 124




        description of every conflict of interest that could be deemed to exist in managing this Fund and other accounts listed above.

(26) During the normal course of managing assets for multiple clients of varying types and asset levels, WEDGE will inevitably encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of its clients. Those of a material nature that are encountered most frequently surround security selection, brokerage selection, employee personal securities trading, proxy voting and the allocation of securities. WEDGE is therefore forced to consider the possible personal conflicts that occur for an analyst and portfolio manager as well as those for the firm when a security is recommended for purchase or sale. When trading securities, WEDGE must address the issues surrounding the selection of brokers to execute trades considering the personal conflicts of the trader and the firm's conflict to obtain best execution of client transactions versus offsetting the cost of research or enhancing its relationship with a broker for potential future gain. And finally, WEDGE must consider the implications that a limited supply or demand for a particular security poses on the allocation of that security across accounts.

        To mitigate these conflicts and ensure its clients are not negatively impacted by the adverse actions of WEDGE or its employees, WEDGE has implemented a series of policies including its Personal Security Trading Policy, Proxy Voting Policy, Equity Trading Policy, Trading Error Policy, and others designed to prevent and detect conflicts when they occur. WEDGE reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interests of its clients.

STRUCTURE OF COMPENSATION
(27) Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, and by the short term (typically one-year) and long-term (typically three-year, five-year and ten-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool would also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the investment management fees charged on their hedge fund investments. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.


(28) The compensation of RiverSource Investments employees consists of (i) a base salary, (ii) an annual cash bonus, and (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual cash bonus is based on management's assessment of the employee's performance relative to individual and business unit goals and objectives which, for portfolio managers Joy, Keeley and Truscott, may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for portfolio manager Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for funds. In addition, subject to certain vesting requirements, the compensation of portfolio managers Joy, Keeley and Truscott, includes an annual award based on the performance of Ameriprise Financial over rolling three-year periods. This program is being discontinued and the final award under this plan covers the three-year period that started in January 2007 and ends in December 2009. RiverSource Investments' portfolio managers are provided with a benefit package including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.


(29) Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the


Statement of Additional Information - April 1, 2009                     Page 125








        performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. With the exception of Mr. Spitz, the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Mr. Spitz receives a bonus based on management fees on one product and asset retention efforts associated with other products managed by the team. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.


(30) As an employer, UBS Global Asset Management operates within a highly competitive compensation environment. To review industry comparatives, we measure our compensation structures against benchmark data of competitors provided by McLagan Partners, the industry standard provider for compensation measurement and assessment, on an annual basis. We also perform compensation analysis on an as-needed basis, e.g., when bringing new employees into the organization, or when the market shifts and we need to consider adjustments for retention purposes. Our Global Head of Compensation works closely with our parent company and various data sources to validate our procedures and assumptions.

        Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:

        1. Competitive salary, benchmarked annually to maintain very competitive compensation opportunities.

        2. Annual bonus, tied to individual contributions and investment performance.

        3. Analyst incentives, tied to performance of model portfolios.

        4. UBS equity awards, promoting company-wide success and employee retention.

        Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

        Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and
        3) an individual's specific contribution to the firm's results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals' interests with those of our clients.

        Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors. Our portfolio managers use the model sector portfolios to build actual client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst's rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts' incentives with our clients.

        UBS AG equity. Many of our senior investment professionals are required to defer a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. Not only does this reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool as the equity shares typically vest over a number of years.

        Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years. We feel this engages our employees as partners in the firm's success, and helps to maximize our integrated business strategy.

(31) Turner's investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus


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        compensation, which is a multiple of base salary, is based on the performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity awards. Turner believes this compensation provides incentive to attract and retain highly qualified people.

        The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer, Robert E. Turner, CFA, is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation.

(32) The professionals at Essex are compensated by a three-tiered approach. First, all of the investment professionals have industry-competitive base salaries and receive a percentage of the firm's profits through a profit-sharing/pension plan. Second, Essex's professionals receive a year-end bonus based on their personal performance and Essex's composite performance relative to our peers and benchmark. Third, Essex offers a competitive benefits package including comprehensive family health coverage.

        Essex's yearly investment performance drives the portfolio managers' incentive portion ("bonus") of their compensation package. The portfolio managers' bonus is based on their respective portfolios' absolute, relative, and risk-adjusted performance. Eighty percent of the evaluation is based on the performance of the portfolios and twenty percent is based on teamwork, communication, and other subjective criteria. We also incent them on their one, two and three-year performance track record.

        As an added retention mechanism, Essex offers ownership to both existing and prospective employees. The current ownership structure allows Essex to capitalize a portion of its free cash flow each year and transform it into stock ownership. Essex envisions granting ownership as an additional incentive to the employees who contribute the greatest to the firm's future success.

        Finally, Essex is committed to using a fundamental team approach and culture that encourages continuity among its investment professionals and makes a conscious effort to reward its team members accordingly.

(33) The portfolio managers are paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on experience and performance. For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by MDTA is categorized as reflecting one of several designated "Strategies." The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy's designated benchmark (i.e., with respect to the Fund's Strategy, Russell 2000 Growth Index). The portfolio managers are also part of investment teams for other accounts in addition to the Fund. Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks. Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ. The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation. The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting. The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group. As a separate matter, pursuant to the terms of a business acquisition agreement, the portfolio managers may receive additional consideration based on the achievement of specified revenue targets.

(34) Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, and by the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon


Statement of Additional Information - April 1, 2009                     Page 127




        their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(35) Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(36) The compensation of American Century's portfolio managers is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. For the fiscal year ended May 31, 2008, it included the components described below, each of which is determined with reference to a number of factors, such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

        Base Salary
        Portfolio managers receive base pay in the form of a fixed annual salary.

        Bonus
        A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- and three- year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund's inception date or a portfolio manager's tenure on the fund. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group that is both more stable over the long-term (i.e., has less peer turnover) and that more closely represents the fund's true peers based on internal investment mandates.

        Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager's relative levels of responsibility.

        Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for the Partners Small Cap Equity and Partners Aggressive Growth Funds. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of Partners Small Cap Equity Fund is measured relative to the performance of a comparable American Century mutual fund. Performance of Partners Aggressive Growth Fund is not separately considered in determining portfolio manager compensation.

        A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

        A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.



Statement of Additional Information - April 1, 2009                     Page 128




        Restricted Stock Plans
        Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

        Deferred Compensation Plans
        Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

(37)    Kenneth Feinberg's compensation as a Davis Advisors employee consists of
        (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and
        (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

        Christopher Davis's annual compensation as an employee of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

(38) Ron Mushock and Kevin McCreesh are partners of the firm and co-Portfolio managers for the strategy. Employee-owners receive a fixed base salary and income distributions scaled to the company's profit margins and their respective individual ownership interests. Other investment professionals are compensated with both a competitive salary and an annual performance bonus determined by their contribution to our investment process and its results. Total compensation is influenced by Systematic's overall profitability and therefore is based in part on the aggregate performance of all of Systematic's portfolios, including the Partners Select Value Fund. Systematic's ability to offer equity ownership to senior professionals also provides a significant incentive for our investment team. Moreover, Messrs. Mushock and McCreesh are provided with a benefits package, including health insurance, and participation in a company 401(k) plan, comparable to that received by other Systematic employees. The co-Portfolio managers are not compensated based solely on the performance of, or the value of assets held in the Partners Select Value Fund or any other individual fund managed by Systematic.

(39) WEDGE's incentive compensation has been structured to reward all professionals for their contribution to the growth and profitability of the firm. Compensation is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager. General Partners are compensated via a percentage of the firm's net profitability following a peer review, which focuses on performance in their specific area of responsibility, as well as their contribution to the general management of the firm, and their importance to the firm in the future. Other investment professionals receive a competitive salary and bonus based on the firm's investment and business success and their specific contribution to that record.

(40) Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which includes portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and discretionary cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals. Additionally, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a voluntary deferred compensation program where all or a portion of the discretionary cash bonus can be deferred. Participants in the deferred compensation plan are permitted to allocate the deferred amounts among various options that track the gross of fee pre-tax performance of various mutual funds, of which nearly all of the equity options are managed by Jennison, and composites of accounts managed by Jennison, which may include accounts managed for unregistered products.

        Investment professionals' total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers or analysts may manage or contribute ideas to more than one product strategy and are evaluated accordingly. The factors considered for an investment professional whose primary role is portfolio management will differ from an investment professional who is a portfolio manager with research analyst responsibilities.



Statement of Additional Information - April 1, 2009                     Page 129




        The following factors, listed in order of importance, will be reviewed for each portfolio manager:

        - One and three year pre-tax investment performance of groupings of accounts (a "Composite") relative to market conditions, pre-determined passive indices, such as the Russell 2000 Index, and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible;

        - Historical and long-term business potential of the product strategies;

        - Qualitative factors such as teamwork and responsiveness; and

        Other factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional's total compensation.

(41) Lord Abbett compensates its portfolio managers on the basis of salary, bonus and profit sharing plan contributions. The level of compensation takes into account the portfolio manager's experience, reputation and competitive market rates.

        Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the portfolio manager's investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, and similar factors. Investment results are evaluated based on an assessment of the portfolio manager's three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the portfolio manager's assets under management, the revenues generated by those assets, or the profitability of the portfolio manager's unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

        Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to a portfolio manager's profit-sharing account are based on a percentage of the portfolio manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

(42) All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

(43) In addition to base salary, all portfolio managers and analysts at BHMS share in a bonus pool that is distributed semi- annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

        The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.

(44) MetWest Capital's compensation system is designed not only to attract and retain experienced, highly qualified investment personnel, but also to closely align employees' interests with clients' interests. Compensation for investment professionals consists of a base salary, bonus, and generous benefits. Benefits include a comprehensive insurance benefits program (medical, vision and dental), 401(k) plan with an employer-matched contribution. A material portion of each such professional's annual compensation is in the form of a bonus tied to results relative to clients' benchmarks and overall client satisfaction. Bonuses may range from 20% to over 100% of salary.

        MetWest Capital's compensation system is not determined on an account-specific basis. Rather, bonuses are tied to overall firm profitability and composite performance relative to the benchmark. The primary benchmark for the Small


Statement of Additional Information - April 1, 2009                     Page 130




        Cap Intrinsic Value strategy is the Russell 2000 Value Index. To reinforce long-term focus, performance is measured over MetWest Capital's investment horizon (typically two to four years). Analysts are encouraged to maintain a long-term focus and are not compensated for the number of their recommendations that are purchased in the portfolio. Rather, their bonuses are tied to overall strategy performance.

        Mr. Lisenbee is an owner of MetWest Capital. As such, his compensation consists of a fixed salary and participation in the firm's profits.

(45) Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is based upon a percentage of profits generated by the institutional portfolios they manage. Lynn Hopton and Yvonne Stevens may also be paid from a bonus pool based upon the performance of the mutual fund(s) they manage. Funding for this bonus pool is determined by a percentage of the aggregate assets under management in the mutual fund(s) they manage, and by the short term (typically one-year) and long-term (typically three-year) performance of the mutual fund(s) in relation to the relevant peer group universe. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool related to mutual funds and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. Senior management of RiverSource Investments does not have discretion over the size of the bonus pool related to institutional portfolios. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(46) Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus, and in some instances the base salary, are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the management fees on the accounts managed by the portfolio managers, including the fund. The percentage of management fees that fund the bonus pool is based on the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.
(47) As of December 31, 2007, the portfolio managers received all of their compensation from the Advisor and its parent company, Columbia Management. P. Zachary Egan and Louis J. Mendes each received compensation in the form of salary and bonus. Typically, a high proportion of an analyst's or portfolio manager's bonus is paid in cash with a smaller proportion going into two separate incentive plans. The first plan is a notional investment based on the performance of certain Columbia Funds, including the Columbia Acorn Funds. The second plan consists of Bank of America restricted stock and/or options. Both plans vest over three years from the date of issuance. The CWAM total bonus pool, including cash and the two incentive plans, is based on a formula, with firm wide investment performance as the primary driver.

        Analysts and portfolio managers are positioned in a number of compensation tiers based on cumulative performance. Excellent performance results in advancement to a higher tier until the highest tier is reached. Higher tiers have higher base compensation levels and wider bonus ranges. While cumulative performance places analysts and managers in tiers, current year performance drives changes in bonus levels. Incentive bonuses vary by tier, and can range between a fraction of base pay to several times base pay; the objective being to provide very competitive total compensation for high performing analysts and portfolio managers.

        In addition, Mr. Egan received a final distribution on September 30, 2007 in connection with his association with the Advisor prior to its acquisition in September 2000 and the Advisor's performance through September 30, 2005. Mr. Mendes received a final distribution on September 30, 2007 from a supplemental pool for the Advisor's employees


Statement of Additional Information - April 1, 2009                     Page 131




        that was established in connection with the acquisition of CWAM and was based on the Advisor's performance through September 30, 2005.

(48) Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The incentive bonus for equity portfolio managers ranges from 150% to 300% of actual base earnings, depending on job level.

        - Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate.

        - Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

        - Versus the peer group, incentive payout starts at 54th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods. 3.33% of incentive payout is achieved at 54th percentile. No payout is realized if performance is at or below 55th percentile.

        As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

(49) AllianceBernstein's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals' annual compensation is comprised of the following:

        (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary (determined at the outset of employment based on level of experience), does not change significantly from year-to-year, and hence, is not particularly sensitive to performance.

       (ii) Discretionary incentive compensation in the form of an annual cash bonus: AllianceBernstein's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein's leadership criteria.

      (iii) Discretionary incentive compensation in the form of awards under AllianceBernstein's Partners Compensation Plan ("deferred awards"):
            AllianceBernstein's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of AllianceBernstein's clients and mutual fund shareholders with respect to the performance of those mutual funds. AllianceBernstein also permits deferred award recipients to allocate up to 50% of their award to investments in AllianceBernstein's publicly traded equity securities (prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of AllianceBernstein's Master Limited Partnership Units).



Statement of Additional Information - April 1, 2009                     Page 132




       (iv) Contributions under AllianceBernstein's Profit Sharing/401(k) Plan:
            The contributions are based on AllianceBernstein's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

(50) Mondrian has the following programs in place to retain key investment staff:

        1. Competitive Salary -- All investment professionals are remunerated with a competitive base salary.

        2. Profit Sharing Bonus Pool -- All Mondrian staff, including portfolio managers and senior officers, qualify for participation in an annual profit sharing pool determined by the company's profitability (approximately 30% of profits).

        3. Equity Ownership -- Mondrian is ultimately controlled by a partnership of senior management and private equity funds sponsored by Hellman & Friedman LLC, an independent private equity firm. Mondrian is currently 61% owned by approximately 70 of its senior employees, including the majority of investment professionals, senior client service officers, and senior operations personnel, and 39% owned by private equity funds sponsored by Hellman & Friedman, LLC. The private equity funds sponsored by Hellman & Friedman LLC are passive, non-controlling minority investors in Mondrian and do not have day-to-day involvement in the management of Mondrian.

        Incentives (Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term stock performance, teamwork, client service and marketing. As an individual's ability to influence these factors depends on that individual's position and seniority within the firm, so the allocation of participation in these programs will reflect this.

        At Mondrian, the investment management of particular portfolios is not "star manager" based but uses a team system. This means that Mondrian's investment professionals are primarily assessed on their contribution to the team's effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

        Compensation Committee
        In determining the amount of bonuses and equity awarded, Mondrian's Board of Directors consults with the company's Compensation Committee, who will make recommendations based on a number of factors including investment research, organization management, team work, client servicing and marketing.

        Defined Contribution Pension Plan
        All portfolio managers are members of the Mondrian defined contribution pension plan where Mondrian pays a regular monthly contribution and the member may pay additional voluntary contributions if they wish. The Plan is governed by Trustees who have responsibility for the trust fund and payments of benefits to members. In addition, the Plan provides death benefits for death in service and a spouse's or dependant's pension may also be payable.

        Mondrian believes that this compensation structure, coupled with the opportunities that exist within a successful and growing business, are adequate to attract and retain high caliber employees.

(51) Tradewinds offers a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals. These professionals are rewarded through a combination of cash and long-term incentive compensation as determined by the firm's executive committee. Total cash compensation (TCC) consists of both a base salary and an annual bonus that can be a multiple of the base salary. The firm annually benchmarks TCC to prevailing industry norms with the objective of achieving competitive levels for all contributing professionals.

        Available bonus pool compensation is primarily a function of the firm's overall annual profitability. Individual bonuses are based primarily on the following:

        - Overall performance of client portfolios;

        - Objective review of stock recommendations and the quality of primary research;

        - Subjective review of the professional's contributions to portfolio strategy, teamwork, collaboration and work ethic.

        To further strengthen our incentive compensation package and to create an even stronger alignment to the long-term success of the firm, Tradewinds has made available to most investment professionals equity participation opportunities, the values of which are determined by the increase in profitability of Tradewinds over time.

        Finally, some of our investment professionals have received additional remuneration as consideration for signing employment agreements. These agreements range from retention agreements to long-term employment contracts with significant non-solicitation and, in some cases, non-compete clauses.

(52) Compensation for AIGGIC portfolio managers has both a salary and a bonus component. The salary component is a fixed base salary, which is generally based upon several factors, including experience and market levels of salary for such position. The bonus component is based both on a portfolio manager's individual performance and the organizational performance of AIGGIC. The bonus component is generally calculated as follows: (1) 60% is linked to the management of a portfolio manager's funds; (2) 20% is based on AIGGIC's profitability; and (3) 20% is determined on a discretionary basis (including individual qualitative goals). For the 60% component, the measures for a portfolio manager may vary according to the day-to-day responsibilities of a particular portfolio manager. The measures comprise any combination of (a) total return measures, (b) benchmark measures and (c) peer group measures. Any long-term compensation may include stock options and restricted stock units, both having vesting schedules.



Statement of Additional Information - April 1, 2009                     Page 133




(53) In addition to customary employee benefits (e.g., medical coverage), Batterymarch's compensation for investment professionals includes a combination of base salary, annual bonus and long-term incentive compensation, as well as a generous benefits package made available to all Batterymarch employees on a non-discretionary basis. Specifically, the package includes:

        - competitive base salaries;

        - individual performance-based bonuses based on the investment professionals' added value to the portfolios for which they are responsible measured on a one-, three- and five-year basis versus benchmarks and peer universes as well as their contributions to research, client service and new business development;

        - corporate profit-sharing; and

        - annual contribution to a non-qualified deferred compensation plan that has a cliff-vesting requirement (i.e., they must remain employed with the firm for at least 31 months to receive payment).

        Performance is evaluated on an aggregate product basis that the portfolio manager is responsible for and is generally not analyzed by any individual client portfolios. Portfolio manager compensation is not tied to, nor increased or decreased as the result of, any performance fees that may be earned by Batterymarch. Lastly, portfolio managers do not receive a percentage of the revenue earned on any of Batterymarch's client portfolios.

(54) The portfolio manager's compensation as a Threadneedle Investments employee consists of (i) a base salary, (ii) an annual cash bonus, and
        (iii) an equity incentive award. The annual bonus is paid from a bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and generally by the performance of the accounts compared to applicable benchmarks. Senior management of Threadneedle Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee subject to the total fund managers' bonus pool being within the overall Corporate bonus pool which is based on the profitability of Threadneedle. Threadneedle Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company pension plan, comparable to that received by other Threadneedle employees.

(55) Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.



Statement of Additional Information - April 1, 2009                     Page 134




ADMINISTRATIVE SERVICES

Each fund listed in the table below has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fee is calculated as follows:

            TABLE 20. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE

                                                          ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                    ------------------------------------------------------------------------------------------
                                                       $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
FUND                                $0 - 500,000,000    1,000,000,000     3,000,000,000     $12,000,000,000   12,000,000,001 +
------------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                 0.080%            0.075%            0.070%             0.060%             0.050%
Absolute Return Currency and
  Income
Disciplined International Equity
Disciplined Small Cap Value
Emerging Markets Bond
Global Bond
Partners International Select
  Growth
Partners International Select
  Value
Partners International Small Cap
Partners Small Cap Equity
Partners Small Cap Growth
Partners Small Cap Value
Small Cap Advantage
Small Company Index
Strategic Allocation
Threadneedle Emerging Markets
Threadneedle European Equity
Threadneedle Global Equity
Threadneedle Global Equity Income
Threadneedle Global Extended Alpha
Threadneedle International
  Opportunity
------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                    0.070%            0.065%            0.060%             0.050%             0.040%
Diversified Bond
Floating Rate
High Yield Bond
Income Opportunities
Inflation Protected
Intermediate Tax-Exempt
Limited Duration Bond
Minnesota Tax-Exempt
New York Tax-Exempt
Short Duration U.S. Government
Strategic Income Allocation
Tax-Exempt Bond
Tax-Exempt High Income
U.S. Government Mortgage
------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                     Page 135




                                                          ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                    ------------------------------------------------------------------------------------------
                                                       $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
FUND                                $0 - 500,000,000    1,000,000,000     3,000,000,000     $12,000,000,000   12,000,000,001 +
------------------------------------------------------------------------------------------------------------------------------
Balanced                                 0.060%            0.055%            0.050%             0.040%             0.030%
Cash Management
Disciplined Equity
Disciplined Large Cap Growth
Disciplined Large Cap Value
Disciplined Small and Mid Cap
  Equity
Diversified Equity Income
Dividend Opportunity
Equity Value
Global Technology
Growth
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
Partners Aggressive Growth
Partners Fundamental Value
Partners Select Value
Precious Metals and Mining
Real Estate
S&P 500 Index
Tax-Exempt Money Market
------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income              0.020%            0.020%            0.020%             0.020%             0.020%
Income Builder Enhanced Income
Income Builder Moderate Income
Portfolio Builder Aggressive
Portfolio Builder Conservative
Portfolio Builder Moderate
Portfolio Builder Moderate
  Aggressive
Portfolio Builder Moderate
  Conservative
Portfolio Builder Total Equity
Retirement Plus 2010
Retirement Plus 2015
Retirement Plus 2020
Retirement Plus 2025
Retirement Plus 2030
Retirement Plus 2035
Retirement Plus 2040
Retirement Plus 2045
------------------------------------------------------------------------------------------------------------------------------






Statement of Additional Information - April 1, 2009                     Page 136




The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund's net assets as of the last day of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                         TABLE 21. ADMINISTRATIVE FEES


----------------------------------------------------------------------------------------------------------------------------
                                                          ADMINISTRATIVE SERVICES FEES PAID IN:          DAILY RATE
---------------------------------------------------------------------------------------------------      APPLIED TO
FUND                                                       2009             2008            2007        FUND ASSETS
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                             $   56,956       $   38,041(a)   $   25,671        0.020%
------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                              54,275           45,848(a)       37,153        0.020
------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                             108,149           82,229(a)       58,560        0.020
------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                                96,644          110,897          86,301        0.020
------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                              36,929           26,665          24,051        0.020
------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                                 193,553          183,783         138,034        0.020
------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                      205,250          223,400         172,602        0.020
------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                     72,830           62,617          50,763        0.020
------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                              84,413          101,924          76,312        0.020
------------------------------------------------------------------------------------------------------------
S&P 500 Index                                              101,230          158,059         153,231        0.060
------------------------------------------------------------------------------------------------------------
Small Company Index                                        446,427          738,676         867,030        0.080
------------------------------------------------------------------------------------------------------------
                                                          2008              2007           2006
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------
Equity Value                                               680,124          674,042         558,514        0.057
------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                                  159,051          173,239         180,537        0.080
------------------------------------------------------------------------------------------------------------
Precious Metals and Mining                                  77,686           67,215          50,123        0.060
------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                        363,599          534,163         568,712        0.080
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                                    13,416(b)           N/A             N/A        0.080
------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                         3,623            1,779(c)          N/A        0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                         5,483            1,861(c)          N/A        0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                         7,572            2,961(c)          N/A        0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                         7,280            2,293(c)          N/A        0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                         7,160            2,579(c)          N/A        0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                         4,249            1,548(c)          N/A        0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                         4,915            2,928(c)          N/A        0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                         1,670              586(c)          N/A        0.020
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------
High Yield Bond                                          1,069,014        1,259,292       1,328,295        0.065
------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth                                 350,088          334,364         130,418        0.059
------------------------------------------------------------------------------------------------------------
Partners Fundamental Value                                 594,407          645,012         658,982        0.057
------------------------------------------------------------------------------------------------------------
Partners Select Value                                      300,721          355,085         443,873        0.060
------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                                  208,114          267,622         205,335        0.080
------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                                   565,329          754,675         858,118        0.080
------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                             541,748          623,283         821,082        0.068
------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                   285,601          196,713         172,175        0.070
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------
Dividend Opportunity                                     1,033,158          884,333         658,242        0.055
------------------------------------------------------------------------------------------------------------
Real Estate                                                132,646          153,117          91,341        0.060
------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                     Page 137





----------------------------------------------------------------------------------------------------------------------------
                                                          ADMINISTRATIVE SERVICES FEES PAID IN:          DAILY RATE
---------------------------------------------------------------------------------------------------      APPLIED TO
FUND                                                       2008             2007            2006        FUND ASSETS
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------
Cash Management                                         $2,507,729       $2,141,669      $1,741,492        0.048%
------------------------------------------------------------------------------------------------------------
Disciplined Equity                                       1,701,542        1,224,572         496,810        0.053
------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                        38,114           24,904           1,143(d)     0.060
------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                                 30,592           20,681           4,615(e)     0.080
------------------------------------------------------------------------------------------------------------
Floating Rate                                              398,924          378,190          46,916(e)     0.070
------------------------------------------------------------------------------------------------------------
Growth                                                   1,477,804        1,763,087       1,791,547        0.053
------------------------------------------------------------------------------------------------------------
Income Opportunities                                       202,872          242,883         253,936        0.070
------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                             399,972          209,028         169,778        0.068
------------------------------------------------------------------------------------------------------------
Large Cap Equity                                         2,524,199        3,245,953       2,119,930        0.049
------------------------------------------------------------------------------------------------------------
Large Cap Value                                             45,929           60,574          78,248        0.060
------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                      115,529          105,993         133,102        0.070
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------
California Tax-Exempt(f)                                   122,235          122,586         149,235        0.070
------------------------------------------------------------------------------------------------------------
Diversified Bond                                         2,012,548        1,752,212       1,698,244        0.060
------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt(f)                                    215,249          234,353         286,050        0.070
------------------------------------------------------------------------------------------------------------
New York Tax-Exempt(f)                                      41,455           47,710          57,973        0.070
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------
Balanced                                                   519,542          623,784         697,753        0.059
------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                               101,276           11,405(g)          N/A        0.060
------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value                                    662(h)           N/A             N/A        0.060
------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                3,272,256        3,449,519       2,960,505        0.047
------------------------------------------------------------------------------------------------------------
Mid Cap Value                                            1,335,281        1,196,773         854,082        0.053
------------------------------------------------------------------------------------------------------------
Strategic Allocation                                     1,505,894        1,340,234         948,662        0.074
------------------------------------------------------------------------------------------------------------
Strategic Income Allocation                                115,139           21,493(g)          N/A        0.070
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                        373,454           79,761          15,823(i)     0.079
------------------------------------------------------------------------------------------------------------
Disciplined International Equity                           549,173          209,295          14,739(j)     0.080
------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                      131,334           78,549          21,248(k)     0.080
------------------------------------------------------------------------------------------------------------
Global Bond                                                572,976          388,646         412,783        0.079
------------------------------------------------------------------------------------------------------------
Global Technology                                           83,820          103,335         101,197        0.060
------------------------------------------------------------------------------------------------------------
Partners International Select Growth                       511,522          490,174         347,819        0.080
------------------------------------------------------------------------------------------------------------
Partners International Select Value                      1,395,090        1,759,221       1,306,775        0.078
------------------------------------------------------------------------------------------------------------
Partners International Small Cap                            79,183           92,062          83,383        0.080
------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                              498,019          503,279         406,991        0.080
------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                                96,107          105,886          89,350        0.080
------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                                 549,601          611,621         532,772        0.080
------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income                            1,528(l)           N/A             N/A        0.080
------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha                           1,256(l)           N/A             N/A        0.080
------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                     460,205          540,718         470,847        0.080
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                     52,367           57,618          74,912        0.070
------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                             471,791          652,889         946,943        0.060
------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                            463,150          525,515         544,894        0.069
------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                   1,603,416        1,823,812       2,064,819        0.063
------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                     Page 138




----------------------------------------------------------------------------------------------------------------------------
                                                          ADMINISTRATIVE SERVICES FEES PAID IN:          DAILY RATE
---------------------------------------------------------------------------------------------------      APPLIED TO
FUND                                                       2008             2007            2006        FUND ASSETS
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                 $   84,396       $   73,957      $   69,922        0.060%
------------------------------------------------------------------------------------------------------------



(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.




(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.



(c) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.



(d) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.



(e) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.



(f) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.



(g) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.



(h) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.



(i) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.



(j) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.



(k) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.



(l) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.


Third parties with which Ameriprise Financial contracts to provide services for the fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the fund.

TRANSFER AGENCY SERVICES

Each fund has a Transfer Agency Agreement with RiverSource Service Corporation (the "transfer agent") located at 734 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the fund's shares.

CLASS A, CLASS B, CLASS C AND CLASS D. For Class A, Class B, Class C and Class D, RiverSource Service Corporation will earn a fee from the fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The fund will pay on the basis of the relative percentage of net assets of each class of shares, first allocating the base fee (equal to Class A shares) across share classes, and then allocating the incremental per share class fee, based on the number of shareholder accounts. The fee varies depending on the investment category of the fund. You can find your fund's investment category in Table 1.

                 BALANCED, EQUITY, FUNDS-OF-FUNDS - EQUITY FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

               Class A        Class B        Class C        Class D
               -------        -------        -------        -------
                $19.50         $20.50         $20.00         $19.50


          FUNDS-OF-FUNDS - FIXED INCOME, STATE TAX-EXEMPT FIXED INCOME,
               TAXABLE FIXED INCOME, TAX-EXEMPT FIXED INCOME FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

                         Class A        Class B        Class C
                         -------        -------        -------
                          $20.50         $21.50         $21.00





Statement of Additional Information - April 1, 2009                     Page 139




                               MONEY MARKET FUNDS

For Cash Management Fund and Tax-Exempt Money Market Fund, the annual per account fee accrued daily and payable monthly, for the applicable classes is as follows. The fee for Tax-Exempt Money Market Fund, which does not have separate classes of shares, is the same as that applicable to Class A:

                    Class A        Class B        Class C
                    -------        -------        -------
                     $22.00         $23.00         $22.50


CLASS E, CLASS R2, CLASS R3, CLASS R4, CLASS R5, CLASS W AND CLASS Y. For Class E, Class R2, Class R3, Class R4, Class R5, Class W and Class Y, RiverSource Service Corporation will earn a fee from the fund, accrued daily and payable monthly, determined by multiplying the average daily net assets of the applicable class by the annual rate shown below:

Class E    Class R2    Class R3    Class R4    Class R5    Class W    Class Y
-------    --------    --------    --------    --------    -------    -------
 0.05%       0.05%       0.05%       0.05%       0.05%      0.20%      0.05%


In addition, an annual closed-account fee of $5.00 per inactive account is charged on a pro rata basis for 12 months from the date the account becomes inactive. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.

PLAN ADMINISTRATION SERVICES

The funds* have a Plan Administration Services Agreement with the transfer agent. Under the agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs).

The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class:

  Class E        Class R2        Class R3        Class R4        Class Y
  -------        --------        --------        --------        -------
   0.15%           0.25%           0.25%           0.25%          0.15%


The fees paid to the transfer agent may be changed by the Board without shareholder approval.

* Currently, tax-exempt and state tax-exempt funds do not have classes of shares that are subject to this fee.

DISTRIBUTION SERVICES


RiverSource Distributors, Inc., a wholly-owned subsidiary of Ameriprise Financial, Inc., and RiverSource Fund Distributors, Inc., an indirect wholly-owned subsidiary of RiverSource Investments, LLC (collectively the "distributor") each at 50611 Ameriprise Financial Center, Minneapolis, MN 55474, serve as the funds' principal underwriters. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as principal underwriter and distributor to the funds. The fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing fund shares are paid to the distributor daily. The following table shows the sales charges paid to the distributor and the amount retained by the distributor after paying commissions and other expenses for each of the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.


                  TABLE 22. SALES CHARGES PAID TO DISTRIBUTOR


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           AMOUNT RETAINED AFTER PAYING
                                       SALES CHARGES PAID TO DISTRIBUTOR                  COMMISSIONS AND OTHER EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
FUND                                  2009           2008            2007              2009           2008             2007
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income      $     466,216  $     688,587(a)$   1,155,448     $     (21,562) $     (56,086)(a)$       6,089
-----------------------------------------------------------------------------------------------------------------------------------

Income Builder Enhanced Income         296,977        831,981(a)    1,678,918              (533)       176,661(a)       287,006
-----------------------------------------------------------------------------------------------------------------------------------

Income Builder Moderate Income         654,937      1,279,681(a)    2,955,938            77,641         34,001(a)       435,561
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Aggressive         2,081,242      2,848,037       3,260,693           552,795        799,417        1,029,231
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Conservative         528,590        384,348         455,765            16,829          4,989           94,296
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate           3,277,766      3,944,827       4,127,743           661,689        702,939        1,084,978
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate           4,181,445      5,635,597       6,845,238         1,125,393      1,613,677        2,326,266
Aggressive
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate             982,012      1,088,559       1,084,727           153,386        140,630          252,979
Conservative
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Total Equity       1,561,130      2,257,735       2,414,356           319,114        471,536          594,766

-----------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                     Page 140





-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           AMOUNT RETAINED AFTER PAYING
                                       SALES CHARGES PAID TO DISTRIBUTOR                  COMMISSIONS AND OTHER EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
FUND                                  2009           2008            2007              2009           2008             2007
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                              N/A            N/A             N/A               N/A            N/A              N/A
-----------------------------------------------------------------------------------------------------------------------------------

Small Company Index              $     365,094  $     563,878   $     973,579     $     317,088  $     117,897    $     220,620
-----------------------------------------------------------------------------------------------------------------------------------

                                      2008           2007            2006              2008           2007             2006
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------------------------
Equity Value                           496,313        928,630         645,442            16,594         86,064          116,536
-----------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth              174,193        265,315         401,382            25,734         52,127          127,479
-----------------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining             192,503        178,460         104,779            50,572         33,944           21,277
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                    285,044        569,430         986,996            30,185        100,405          276,857
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity               149,480(b)         N/A             N/A            46,196(b)         N/A              N/A
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                    32,694          2,283(c)          N/A            11,266         (6,048)(c)          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                    70,298         35,493(c)          N/A            50,360         27,942(c)           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                    41,850         35,121(c)          N/A            21,519         23,828(c)           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                    49,187         38,880(c)          N/A            25,003         25,335(c)           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                    51,530         29,205(c)          N/A            28,063         15,221(c)           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                    31,469         21,303(c)          N/A            19,162         13,718(c)           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                    39,332         14,822(c)          N/A            21,208          7,670(c)           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                    23,890         10,606(c)          N/A            12,087          5,832(c)           N/A
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                        882,107      1,787,813       2,479,319            41,174        139,630          682,596
-----------------------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth             390,356        359,329         217,559            83,271         63,452           44,653
-----------------------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value             766,263      1,266,023       1,915,417            58,252        158,689          406,545
-----------------------------------------------------------------------------------------------------------------------------------
Partners Select Value                  314,511        518,110         945,839            25,291         61,797          213,839
-----------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity              184,740        309,112         604,021            48,448         95,646          190,699
-----------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value               607,350      1,147,620       1,616,642           117,005        249,915          478,093
-----------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government         660,354        962,025       1,908,960          (152,827)       (85,482)         482,228
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage               136,891        252,402         442,638          (116,397)       (67,241)          61,137
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                 1,648,530      2,653,148       1,665,096           206,622        266,495          207,486
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate                            211,915        813,437         598,431            63,306        218,298          180,632
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------------------------
Cash Management                        339,219        437,392         718,247           339,111        423,832          714,638
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                     412,821        661,751         322,731            85,890        140,529           67,609
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap           26,228         55,865           1,760(d)          7,923          9,445              852(d)
Equity
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value              6,647         15,644           6,304(e)          1,943          1,960            1,708(e)
-----------------------------------------------------------------------------------------------------------------------------------
Floating Rate                          380,143      1,282,342         364,914(e)       (174,369)      (554,729)        (118,354)(e)
-----------------------------------------------------------------------------------------------------------------------------------
Growth                               2,003,496      3,028,179       4,553,722           372,658        548,978          955,528
-----------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                   135,655        320,351         486,593           (11,090)        (6,952)         108,764
-----------------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities         407,706        105,703         326,780            51,044         18,732           47,098
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                     3,342,608      4,596,427       3,400,059           610,479        641,330          629,348
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                         64,134        102,472         123,212            20,999         26,452           37,908
-----------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                   92,255        136,687         220,446             9,475         28,890           28,711

-----------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                     Page 141





-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           AMOUNT RETAINED AFTER PAYING
                                       SALES CHARGES PAID TO DISTRIBUTOR                  COMMISSIONS AND OTHER EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
FUND                                  2008           2007            2006              2008           2007             2006
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt            $      91,928  $     150,760   $     212,157(f)  $       5,945  $      46,117    $      77,373(f)
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                     1,992,222      2,340,251       2,757,988           176,513        419,415          788,192
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                   463,447        338,160         480,402(f)         37,217         12,594          102,088(f)
-----------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                     29,401         43,518          89,560(f)          8,217          6,984           19,641(f)
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------------------------
Balanced                               287,586        474,702         400,884            36,359         32,524           59,347
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth            87,685         20,834(g)          N/A            30,621          5,197(g)           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value                  0(h)         N/A             N/A                 0(h)         N/A              N/A
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income            6,331,545      9,553,810      12,904,884         1,204,186      1,407,616        2,114,315
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                        2,444,490      3,538,910       4,477,119           898,395        862,120        1,010,224
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                 5,371,458      8,570,846       3,667,041         1,321,113      1,738,063          739,852
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation            400,285        267,319(g)          N/A            28,302         26,129(g)           N/A
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and           288,047         10,519               0(i)         52,383          3,448                0(i)
Income
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined International              168,692        130,761           4,700(j)         36,899         14,894              434(j)
Equity
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                   41,906         25,743          11,348(k)         10,486          1,421            2,036(k)
-----------------------------------------------------------------------------------------------------------------------------------
Global Bond                            391,577        314,002         447,007           118,930        215,442          320,724
-----------------------------------------------------------------------------------------------------------------------------------
Global Technology                      190,722        212,774         242,177            39,408         16,670           29,861
-----------------------------------------------------------------------------------------------------------------------------------
Partners International Select          560,302        885,940         810,514           118,125        226,007          234,619
Growth
-----------------------------------------------------------------------------------------------------------------------------------
Partners International Select        1,584,444      4,085,674       3,895,267           235,164        641,699          815,331
Value
-----------------------------------------------------------------------------------------------------------------------------------
Partners International Small            88,479        164,026         173,659            20,053         19,649           37,954
Cap
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets          780,872        886,062       1,075,586        (4,109,358)    (7,004,024)      (9,848,080)
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity           124,828        226,464         107,816            35,391         90,745           29,463
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity             800,774        896,578       1,272,084           114,011         99,098          218,974
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity              18,558(l)         N/A             N/A             4,340(l)         N/A              N/A
Income
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended             1,795(l)         N/A             N/A               307(l)         N/A              N/A
Alpha
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle International             319,850        501,090         563,174            49,744         56,669          107,305
Opportunity
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                 59,348         62,985         115,280              (792)       (10,183)          29,590
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                         360,393        608,683       1,388,577            59,123        115,052          346,497
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                        319,831        313,115         346,932            64,831        (19,725)          79,024
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income               1,042,555      1,182,244       1,485,792           151,444        181,059          389,650
-----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                    N/A            N/A             N/A               N/A            N/A              N/A
-----------------------------------------------------------------------------------------------------------------------------------




(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.



(b) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.


(c) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(d) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.


(e) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.


(f) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.


(g) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.


(h) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.


(i) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.



(j) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.


(k) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.


(l) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.




Statement of Additional Information - April 1, 2009                     Page 142




Part of the sales charge may be paid to selling dealers who have agreements with the distributor. The distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, each fund listed in Table 24. 12b-1 Fees, approved a Plan of Distribution (the "Plan") and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the fund pays the distributor a fee up to actual expenses incurred at an annual rate as follows:

FOR FUNDS OTHER THAN MONEY MARKET FUNDS:
    The fee is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class:

Class A   Class B   Class C   Class D   Class R2   Class R3   Class W
-------   -------   -------   -------   --------   --------   -------
 0.25%     1.00%     1.00%     0.25%      0.50%      0.25%     0.25%


    For Class B and Class C, up to 0.75% of the fee is reimbursed for distribution expenses. Up to an additional 0.25% is paid to the distributor to reimburse certain expenses incurred in connection with providing services to fund shareholders.

    For Class R2, up to 0.50% and for Class R3, up to 0.25% shall be reimbursed for distribution expenses. Of that amount, for Class R2, up to 0.25% may be reimbursed for shareholder servicing expenses.

FOR MONEY MARKET FUNDS:
    The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class. The fee for Tax-Exempt Money Market, which does not have separate classes of shares, is the same as that applicable to Class A:

Class A   Class B   Class C   Class W
-------   -------   -------   -------
 0.10%     0.85%     0.75%     0.10%


    For Class B, up to 0.75% of the fee is reimbursed for distribution expenses. Up to an additional 0.10% is paid to the distributor to reimburse certain expenses incurred in connection with providing services to fund shareholders. The distributor has currently agreed not to be reimbursed by the Fund for distribution (12b-1) fees equal to 0.10% of the stated amount for Class B.

FOR ALL FUNDS:
Distribution and shareholder servicing expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund. Financial institutions may compensate their financial advisors with the distribution and shareholder servicing fees paid to them by the distributor. Payments under the Plan are intended to result in an increase in fund assets and thus potentially result in economies of scale and lower costs for all shareholders.

Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.

Distribution expenses covered under this Plan include commissions to financial intermediaries, printing prospectuses and reports used for sales purposes, the preparation, printing and distribution of advertising and sales literature, personnel, travel, office expense and equipment, and other distribution-related expenses. Shareholder service expenses include costs of establishing and maintaining shareholder accounts and records, assisting with purchase, redemption and exchange requests, arranging for bank wires, monitoring dividend payments from the funds on behalf of shareholders, forwarding certain shareholder communications from funds to shareholders, receiving and responding to inquiries and answering questions regarding the funds, aiding in maintaining the investment of shareholders in the funds and other service-related expenses.


A substantial portion of the expenses are not specifically identified to any one of the funds. The fee is not allocated to any one service (such as advertising, compensation to financial intermediaries, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


The Plan must be approved annually by the Board, including a majority of the disinterested Board members, if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under


Statement of Additional Information - April 1, 2009                     Page 143




the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the distributor.

Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested Board members is the responsibility of the other disinterested Board members. No Board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

For its most recent fiscal period, each fund paid 12b-1 fees as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                              TABLE 23. 12B-1 FEES


FUND                              CLASS A      CLASS B      CLASS C    CLASS D   CLASS R2   CLASS R3      CLASS W
-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income   $   593,211   $  362,603   $  112,193        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced           580,823      278,815      110,421        N/A        N/A        N/A          N/A
Income
-------------------------------------------------------------------------------------------------------------------
Income Builder Moderate         1,158,585      587,094      185,812        N/A        N/A        N/A          N/A
Income
-------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive      969,765      809,179      142,465        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Portfolio Builder                 328,254      434,092       99,134        N/A        N/A        N/A          N/A
Conservative
-------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate      1,870,904    1,818,537      374,530        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate      2,048,240    1,742,740      319,656        N/A        N/A        N/A          N/A
Aggressive
-------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate        687,072      724,001      168,921        N/A        N/A        N/A          N/A
Conservative
-------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total           850,481      691,958      125,500        N/A        N/A        N/A          N/A
Equity
-------------------------------------------------------------------------------------------------------------------
S&P 500 Index                         N/A          N/A          N/A     91,928        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Small Company Index             1,166,038      914,171          N/A        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-------------------------------------------------------------------------------------------------------------------
Equity Value                    2,578,435    1,585,388       63,308        N/A    $    26   $     13   $       13
-------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth         262,998      382,183       44,120        N/A         24         12          N/A
-------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining        273,178      179,634       21,128        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Small Cap Advantage               891,269      920,220       70,397        N/A         19         10          N/A
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity(a)        27,941        6,806        2,020        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                4,890          N/A          N/A        N/A         24         12          N/A
-------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                8,361          N/A          N/A        N/A         24         13          N/A
-------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                7,167          N/A          N/A        N/A         24         13          N/A
-------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                5,406          N/A          N/A        N/A         25         13          N/A
-------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                5,279          N/A          N/A        N/A         25         15          N/A
-------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                2,921          N/A          N/A        N/A         24         13          N/A
-------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                2,156          N/A          N/A        N/A         24         13          N/A
-------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                2,037          N/A          N/A        N/A         25         13          N/A

-------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                     Page 144





FUND                              CLASS A      CLASS B      CLASS C    CLASS D   CLASS R2   CLASS R3      CLASS W
-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-------------------------------------------------------------------------------------------------------------------
High Yield Bond               $ 3,139,852   $2,195,630   $  211,821        N/A    $    27   $     11   $  140,313
-------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth        989,015      834,358       23,191        N/A        190         15          N/A
-------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value      1,820,164    1,938,445      170,196        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Partners Select Value             944,904      936,623       75,555        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity         557,309      310,825       26,458        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value        1,256,997    1,776,490      136,505        N/A        802         10          N/A
-------------------------------------------------------------------------------------------------------------------
Short Duration U.S.             1,342,344    1,762,259       97,004        N/A        N/A        N/A           12
Government
-------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage          260,643      373,486       45,007        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-------------------------------------------------------------------------------------------------------------------
Dividend Opportunity            3,563,045    2,220,149      257,746        N/A        N/A        N/A           13
-------------------------------------------------------------------------------------------------------------------
Real Estate                       276,727      189,408       17,500        N/A        N/A        N/A            9
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-------------------------------------------------------------------------------------------------------------------
Cash Management                 4,969,177      714,712       45,638        N/A        N/A        N/A      154,441
-------------------------------------------------------------------------------------------------------------------
Disciplined Equity              3,199,228      550,860       31,395        N/A         22         11    3,483,017
-------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid          44,049       12,319        1,632        N/A        N/A        N/A       54,372
Cap Equity
-------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value        31,837        4,226          546        N/A         20         11          N/A
-------------------------------------------------------------------------------------------------------------------
Floating Rate                     795,373      357,536      206,462        N/A        N/A        N/A           11
-------------------------------------------------------------------------------------------------------------------
Growth                          5,186,203    3,166,050      179,547        N/A         24         12           12
-------------------------------------------------------------------------------------------------------------------
Income Opportunities              389,032      363,715       41,252        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Inflation Protected               319,398      259,775       51,658        N/A        N/A        N/A      205,664
Securities
-------------------------------------------------------------------------------------------------------------------
Large Cap Equity               10,775,702    7,098,566      270,367        N/A         22         11          N/A
-------------------------------------------------------------------------------------------------------------------
Large Cap Value                   123,733      118,887        8,842        N/A         19          9          N/A
-------------------------------------------------------------------------------------------------------------------
Limited Duration Bond             155,586       94,180       16,366        N/A        N/A        N/A           14
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-------------------------------------------------------------------------------------------------------------------
California Tax-Exempt             417,044       57,189       20,845        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Diversified Bond                4,896,633    3,027,276      237,190        N/A         36         18    1,101,584
-------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt              705,661      176,620       75,716        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt               135,961       41,064        7,302        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-------------------------------------------------------------------------------------------------------------------
Balanced                        1,987,290      415,034       46,083        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth       35,017       16,268       10,920        N/A         47         24            2
-------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap                  32           29           16        N/A          8          4            4
Value(b)
-------------------------------------------------------------------------------------------------------------------
Diversified Equity Income      14,226,095    9,229,184    1,111,495        N/A     25,252    280,029           11
-------------------------------------------------------------------------------------------------------------------
Mid Cap Value                   4,837,635    2,497,777      514,655        N/A     27,209     40,679           11
-------------------------------------------------------------------------------------------------------------------
Strategic Allocation            4,342,136    2,269,489      693,509        N/A         24         12          N/A
-------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation       362,627      149,282       45,011        N/A          5          2          N/A

-------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                     Page 145





FUND                              CLASS A      CLASS B      CLASS C    CLASS D   CLASS R2   CLASS R3      CLASS W
-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and  $   268,339   $   11,267   $   58,825        N/A        N/A        N/A   $  368,846
Income
-------------------------------------------------------------------------------------------------------------------
Disciplined International         188,884      135,656       14,024        N/A    $     6   $      3    1,073,689
Equity
-------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond              21,289       14,432        2,267        N/A        N/A        N/A      125,465
-------------------------------------------------------------------------------------------------------------------
Global Bond                       704,343      522,781       40,466        N/A        N/A        N/A      442,005
-------------------------------------------------------------------------------------------------------------------
Global Technology                 266,728      297,356       31,112        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Partners International            850,640      586,365       55,865        N/A        N/A        N/A          N/A
Select
Growth
-------------------------------------------------------------------------------------------------------------------
Partners International          3,573,831    2,701,274      272,384        N/A        N/A        N/A          N/A
Select Value
-------------------------------------------------------------------------------------------------------------------
Partners International Small      157,129      124,919        9,633        N/A        N/A        N/A          N/A
Cap
-------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging           1,283,814      701,567       62,513        N/A        N/A        N/A          N/A
Markets
-------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity      239,284      225,941       17,814        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity      1,507,084      814,247       73,244        N/A         25         13           13
-------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity          1,812          818          157        N/A         11          6          N/A
Income(c)
-------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended        1,067          508          207        N/A         11          5          N/A
Alpha(c)
-------------------------------------------------------------------------------------------------------------------
Threadneedle International      1,036,236      541,184       30,802        N/A         25         12          N/A
Opportunity
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt           166,850       57,473       23,235        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                  1,589,639      958,780       48,434        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                 1,613,863      236,766       50,563        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income          6,157,145      713,646      137,909        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market           140,660          N/A          N/A        N/A        N/A        N/A          N/A
-------------------------------------------------------------------------------------------------------------------





(a) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.



(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.



(c) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.




Statement of Additional Information - April 1, 2009                     Page 146




FOR FUNDS WITH CLASS B AND CLASS C SHARES:


The following table provides the amount of distribution expenses, as a dollar amount and as a percentage of net assets, incurred by the distributor and not yet reimbursed ("unreimbursed expense") for Class B and Class C shares. These amounts are based on the most recent information available as of Jan. 31, 2009 and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.


                  TABLE 24. UNREIMBURSED DISTRIBUTION EXPENSES


                                                            PERCENTAGE OF               PERCENTAGE OF
                                                                  CLASS B                     CLASS C
FUND                                               CLASS B     NET ASSETS      CLASS C     NET ASSETS
-------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity                       $    77,000          5.34%     $ 16,000          1.54%
-------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                190,000          4.22%       46,000          0.43%
-------------------------------------------------------------------------------------------------------
Balanced                                           831,000          4.44%       29,000          1.04%
-------------------------------------------------------------------------------------------------------

California Tax-Exempt                               97,000          2.46%       18,000          0.76%
-------------------------------------------------------------------------------------------------------

Cash Management                                  7,314,000          5.65%       82,000          0.68%
-------------------------------------------------------------------------------------------------------

Disciplined Equity                                 794,000          3.99%       24,000          1.32%
-------------------------------------------------------------------------------------------------------

Disciplined International Equity                   438,000          5.77%       13,000          1.44%
-------------------------------------------------------------------------------------------------------

Disciplined Large Cap Growth                       170,000          5.92%       13,000          0.85%
-------------------------------------------------------------------------------------------------------

Disciplined Large Cap Value                          6,000          8.50%           --          0.00%
-------------------------------------------------------------------------------------------------------

Disciplined Small and Mid Cap Equity                55,000          6.56%        3,000          1.18%
-------------------------------------------------------------------------------------------------------

Disciplined Small Cap Value                         17,000          5.57%        1,000          1.64%
-------------------------------------------------------------------------------------------------------

Diversified Bond                                 7,196,000          3.17%      230,000          0.69%
-------------------------------------------------------------------------------------------------------

Diversified Equity Income                       19,234,000          4.88%      677,000          1.12%
-------------------------------------------------------------------------------------------------------

Dividend Opportunity                             3,686,000          4.32%      147,000          1.15%
-------------------------------------------------------------------------------------------------------

Emerging Markets Bond                               60,000          4.84%       19,000          9.28%
-------------------------------------------------------------------------------------------------------

Equity Value                                     1,765,000          3.34%       46,000          1.42%
-------------------------------------------------------------------------------------------------------

Floating Rate                                      992,000          7.26%       89,000          0.71%
-------------------------------------------------------------------------------------------------------

Global Bond                                      1,310,000          3.22%       37,000          0.87%
-------------------------------------------------------------------------------------------------------

Global Technology                                  461,000          3.55%       25,000          1.46%
-------------------------------------------------------------------------------------------------------

Growth                                           4,680,000          4.79%      113,000          1.76%
-------------------------------------------------------------------------------------------------------

High Yield Bond                                  3,532,000          3.78%      142,000          1.03%
-------------------------------------------------------------------------------------------------------

Income Builder Basic Income                      1,855,000          6.63%       56,000          0.61%
-------------------------------------------------------------------------------------------------------

Income Builder Enhanced Income                   1,327,000          6.98%       50,000          0.63%
-------------------------------------------------------------------------------------------------------

Income Builder Moderate Income                   2,675,000          6.53%       74,000          0.53%
-------------------------------------------------------------------------------------------------------

Income Opportunities                               852,000          4.27%       62,000          1.02%
-------------------------------------------------------------------------------------------------------

Inflation Protected Securities                   1,325,000          3.79%       72,000          0.67%
-------------------------------------------------------------------------------------------------------

Intermediate Tax-Exempt                            134,000          2.56%       26,000          0.91%
-------------------------------------------------------------------------------------------------------

Large Cap Equity                                11,663,000          5.04%      169,000          1.50%
-------------------------------------------------------------------------------------------------------

Large Cap Value                                    204,000          4.89%        5,000          1.17%
-------------------------------------------------------------------------------------------------------

Limited Duration Bond                              289,000          4.01%       14,000          0.81%
-------------------------------------------------------------------------------------------------------

Mid Cap Growth                                   1,789,000          4.07%       30,000          1.13%
-------------------------------------------------------------------------------------------------------

Mid Cap Value                                    5,299,000          5.33%      329,000          1.00%
-------------------------------------------------------------------------------------------------------

Minnesota Tax-Exempt                               266,000          2.06%       66,000          0.79%
-------------------------------------------------------------------------------------------------------

New York Tax-Exempt                                 65,000          1.97%        6,000          0.85%
-------------------------------------------------------------------------------------------------------

Partners Aggressive Growth                         985,000          3.46%       21,000          1.25%
-------------------------------------------------------------------------------------------------------

Partners Fundamental Value                       2,943,000          4.53%      101,000          1.37%
-------------------------------------------------------------------------------------------------------

Partners International Select Growth             1,142,000          4.59%       36,000          1.36%
-------------------------------------------------------------------------------------------------------

Partners International Select Value              4,671,000          5.19%      147,000          1.45%
-------------------------------------------------------------------------------------------------------

Partners International Small Cap                   250,000          5.81%        5,000          1.28%
-------------------------------------------------------------------------------------------------------

Partners Select Value                            1,489,000          4.49%       39,000          1.13%

-------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                     Page 147





                                                            PERCENTAGE OF               PERCENTAGE OF
                                                                  CLASS B                     CLASS C
FUND                                               CLASS B     NET ASSETS      CLASS C     NET ASSETS
-------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                          531,000          4.56%       18,000          1.51%
-------------------------------------------------------------------------------------------------------

Partners Small Cap Growth                          505,000          3.91%       24,000          1.38%
-------------------------------------------------------------------------------------------------------

Partners Small Cap Value                         2,191,000          3.87%       72,000          1.40%
-------------------------------------------------------------------------------------------------------

Portfolio Builder Aggressive                     3,348,000          5.88%      118,000          1.04%
-------------------------------------------------------------------------------------------------------

Portfolio Builder Conservative                   2,103,000          5.04%      101,000          0.95%
-------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate                       7,972,000          5.51%      317,000          0.95%
-------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate Aggressive            7,254,000          5.58%      258,000          0.98%
-------------------------------------------------------------------------------------------------------

Portfolio Builder Moderate Conservative          3,262,000          5.36%      140,000          0.89%
-------------------------------------------------------------------------------------------------------

Portfolio Builder Total Equity                   2,857,000          6.28%      107,000          1.15%
-------------------------------------------------------------------------------------------------------

Precious Metals and Mining                         391,000          3.30%       15,000          0.72%
-------------------------------------------------------------------------------------------------------

Real Estate                                        472,000          7.56%       11,000          1.47%
-------------------------------------------------------------------------------------------------------

Short Duration U.S. Government                   4,363,000          3.53%      106,000          0.90%
-------------------------------------------------------------------------------------------------------

Small Cap Advantage                                868,000          4.23%       29,000          1.20%
-------------------------------------------------------------------------------------------------------

Small Company Index                              1,820,000          3.58%          N/A            N/A
-------------------------------------------------------------------------------------------------------

Strategic Allocation                             7,451,000          5.92%      347,000          0.79%
-------------------------------------------------------------------------------------------------------

Strategic Income Allocation                        749,000          4.62%       35,000          0.66%
-------------------------------------------------------------------------------------------------------

Tax-Exempt Bond                                    449,000          2.17%       49,000          0.75%
-------------------------------------------------------------------------------------------------------

Tax-Exempt High Income                           1,208,000          2.23%      117,000          0.90%
-------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets                    1,010,000          4.25%       40,000          1.33%
-------------------------------------------------------------------------------------------------------

Threadneedle European Equity                       208,000          2.41%       11,000          1.30%
-------------------------------------------------------------------------------------------------------

Threadneedle Global Equity                       1,638,000          4.51%       60,000          1.44%
-------------------------------------------------------------------------------------------------------

Threadneedle Global Equity Income                   79,000          6.04%        3,000          1.57%
-------------------------------------------------------------------------------------------------------

Threadneedle Global Extended Alpha                  27,000         10.46%        2,000          1.97%
-------------------------------------------------------------------------------------------------------

Threadneedle International Opportunity             933,000          4.06%       28,000          1.53%
-------------------------------------------------------------------------------------------------------

U.S. Government Mortgage                           970,000          3.91%       34,000          0.87%
-------------------------------------------------------------------------------------------------------



PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the funds) to financial intermediaries, including inter-company allocation of resources or payment to affiliated broker-dealers, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the funds. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors and fund shareholders for the purchase or ownership of shares of the funds, and these payments are not reflected in the fees and expenses of the funds, as they are not paid by the funds. These payments are in addition to fees paid by the funds to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the funds to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the funds.

These payments are typically made pursuant to an agreement between the distributor and the financial intermediary, and are typically made in support of marketing and sales support efforts or program and shareholder servicing, as further described below. These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of or in addition to these asset-based fees as compensation for including or maintaining funds on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial intermediary charges its representatives for effecting transactions in the funds. The amount of payment varies by financial intermediary, and often is significant. In addition, the amount of payments may differ based upon the type of fund sold or maintained; for instance, the amount of payments for an equity fund may differ from payments for a money-market or fixed income fund.


Statement of Additional Information - April 1, 2009                     Page 148




Asset-based payments generally will be made in a range of up to 0.25% of assets or 0.25% of sales or some combination thereof. Exceptions to these general ranges will be considered on a case-by-case basis. Flat fees or annual minimum fees required by a financial intermediary in addition to such asset-based fees, are considered on a case-by-case basis.

MARKETING AND SALES SUPPORT
Payments may be paid in support of retail, institutional, plan or other fee-based advisory program distribution efforts. These payments are typically made by the distributor in its efforts to advertise to and/or educate the financial intermediary's personnel, including its registered representatives, about the fund. As a result of these payments, the distributor may obtain a higher profile and greater visibility for the fund within the financial intermediary's organization, including placement of the fund on the financial intermediary's preferred or recommended list. The distributor may also obtain greater access to sales meetings, sales representatives, and management representatives of the financial intermediary, including potentially having increased opportunity for fund representatives to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and their clients and other events sponsored by the financial intermediary.

PROGRAM AND SHAREHOLDER SERVICING
Payments may be made in support of recordkeeping, reporting, transaction processing, and other plan administration services provided by a financial intermediary to or through retirement plans, 529 plans, Health Savings Account plans, or other plans or fee-based advisory programs but may also be made in support of certain retail advisory programs, including wrap programs. A financial intermediary may perform program services itself or may arrange with a third party to perform program services. These payments may also include services rendered in connection with fund selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

OTHER PAYMENTS
The distributor and its affiliates may separately pay financial intermediaries in order to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, client and investor events and other financial intermediary-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. The amount of these payments varies depending upon the nature of the event. The distributor and its affiliates make payments for such events as they deem appropriate, subject to internal guidelines and applicable law.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payment to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

FINANCIAL INTERMEDIARY ARRANGEMENTS
The financial intermediary through which you are purchasing or own shares of funds has been authorized directly or indirectly by the distributor to sell funds and/or to provide services to you as a shareholder of funds. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares.

If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of funds, please contact your financial intermediary.

CUSTODIAN SERVICES

The funds' securities and cash are held pursuant to a custodian agreement with JPMorgan Chase Bank, N.A. (JPMorgan), 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005. The custodian is permitted to deposit some or all of their securities in central depository systems as allowed by federal law. For its services, each fund pays its custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan or in other financial institutions as permitted by law and by the fund's custodian agreement.



Statement of Additional Information - April 1, 2009                     Page 149




BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services' responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each independent Board member, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The fund's headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

As a shareholder in a fund, you have voting rights over the fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of Board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by a fund, if any, with respect to each applicable class of shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

SHAREHOLDER LIABILITY

For funds organized as Massachusetts business trusts, under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the "Declaration of Trust"), is on file with the office of the Secretary of the Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder's acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the


Statement of Additional Information - April 1, 2009                     Page 150




fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.


          TABLE 25. FUND HISTORY TABLE FOR RIVERSOURCE FAMILY OF FUNDS


                                                                                                 FISCAL
                                       DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION      OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE BOND SERIES,         4/29/81, 6/13/86(1)                Corporation       NV/MN       7/31
  INC.(2)
-----------------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate                               2/16/06                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Income                                      6/19/03                                                Yes
  Opportunities Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Inflation                                   3/4/04                                                  No
  Protected Securities Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Limited Duration                            6/19/03                                                Yes
  Bond Fund
-----------------------------------------------------------------------------------------------------------------------

CALIFORNIA TAX-EXEMPT TRUST            4/7/86                     Business Trust       MA       8/31(10)
-----------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-                             8/18/86                                                 No
  Exempt Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE DIMENSIONS SERIES,   2/20/68, 6/13/86(1)                Corporation       NV/MN       7/31
  INC.
-----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small                           5/18/06                                                Yes
  and Mid Cap Equity Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small                           2/16/06                                                Yes
  Cap Value Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE DIVERSIFIED INCOME   6/27/74, 6/31/86(1)                Corporation       NV/MN       8/31
  SERIES, INC.(2)
-----------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Bond                            10/3/74                                                Yes
  Fund(3)
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE EQUITY SERIES,       3/18/57, 6/13/86(1)                Corporation       NV/MN       11/30
  INC.
-----------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth                              6/4/57                                                 Yes
  Fund(4)
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE GLOBAL SERIES,            10/28/88                      Corporation        MN         10/31
  INC.
-----------------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return                             6/15/06                                                 No
  Currency and Income Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Emerging Markets                            2/16/06                                                 No
  Bond Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Global Bond Fund                            3/20/89                                                 No
-----------------------------------------------------------------------------------------------------------------------
RiverSource Global Technology                          11/13/96                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                          11/13/96                                                Yes
  Fund(4),(5),(11)
-----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                              5/29/90                                                Yes
  Fund(5),(6),(11)
-----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                              8/1/08                                                 Yes
  Income Fund
-----------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended                            8/1/08                                                 Yes
  Alpha Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE GOVERNMENT INCOME          3/12/85                      Corporation        MN         5/31
  SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------
RiverSource Short Duration                              8/19/85                                                Yes
  U.S. Government Fund(3)
-----------------------------------------------------------------------------------------------------------------------
RiverSource U.S. Government                             2/14/02                                                Yes
  Mortgage Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE HIGH YIELD INCOME          8/17/83                      Corporation        MN         5/31
  SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------
RiverSource High Yield Bond                             12/8/83                                                Yes
  Fund(3)
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE INCOME SERIES,       2/10/45; 6/13/86(1)                Corporation       NV/MN       1/31
  INC.(7)
-----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder                              2/16/06                                                 No
  Basic Income Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder                              2/16/06                                                 No
  Enhanced Income Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder                              2/16/06                                                 No
  Moderate Income Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE INTERNATIONAL              5/9/01                       Corporation        MN         10/31
  MANAGERS SERIES, INC.(2)
-----------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                    9/28/01                                                Yes
  International Select Growth
  Fund(11)
-----------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                    9/28/01                                                Yes
  International Select Value
  Fund(11)
-----------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                    10/3/02                                                Yes
  International Small Cap
  Fund(11)
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE INTERNATIONAL              7/18/84                      Corporation        MN         10/31
  SERIES, INC.(2)
-----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                                 5/18/06                                                Yes
  International Equity Fund
-----------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                            6/26/00                                                Yes
  Fund(5),(11)
-----------------------------------------------------------------------------------------------------------------------
Threadneedle International                             11/15/84                                                Yes
  Opportunity Fund(4),(5),(11)

-----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                     Page 151





                                                                                                 FISCAL
                                       DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION      OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INVESTMENT SERIES,   1/18/40; 6/13/86(1)                Corporation       NV/MN       9/30
  INC.
-----------------------------------------------------------------------------------------------------------------------
RiverSource Balanced Fund(4)                            4/16/40                                                Yes
-----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large                           5/17/07                                                Yes
  Cap Growth Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large                           8/1/08                                                 Yes
  Cap Value Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Diversified                                10/15/90                                                Yes
  Equity Income Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value                               2/14/02                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE LARGE CAP SERIES,    5/21/70, 6/13/86(1)                Corporation       NV/MN       7/31
  INC.(2)
-----------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                                 4/24/03                                                Yes
  Equity Fund(4)
-----------------------------------------------------------------------------------------------------------------------
RiverSource Growth Fund                                 3/1/72                                                 Yes
-----------------------------------------------------------------------------------------------------------------------
RiverSource Large Cap Equity                            3/28/02                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Large Cap Value                             6/27/02                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE MANAGERS SERIES,           3/20/01                      Corporation        MN         5/31
  INC.(2)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners                                    4/24/03                                                Yes
  Aggressive Growth Fund(11)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners                                    6/18/01                                                Yes
  Fundamental Value Fund(11)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Select                             3/8/02                                                 Yes
  Value Fund(11)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Small                              3/8/02                                                 Yes
  Cap Equity Fund(4),(11)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Small                              6/18/01                                                Yes
  Cap Value Fund(11)
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE MARKET ADVANTAGE           8/25/89                      Corporation        MN         1/31
  SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder                           3/4/04                                                 Yes
  Conservative Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder                           3/4/04                                                 Yes
  Moderate Conservative Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder                           3/4/04                                                 Yes
  Moderate Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder                           3/4/04                                                 Yes
  Moderate Aggressive Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder                           3/4/04                                                 Yes
  Aggressive Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder                           3/4/04                                                 Yes
  Total Equity Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource S&P 500 Index                              10/25/99                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Small Company                               8/19/96                                                Yes
  Index Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE MONEY MARKET         8/22/75; 6/13/86(1)                Corporation       NV/MN       7/31
  SERIES, INC.
-----------------------------------------------------------------------------------------------------------------------

RiverSource Cash Management                             10/6/75                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SECTOR SERIES,             3/25/88                      Corporation        MN         6/30
  INC.
-----------------------------------------------------------------------------------------------------------------------

RiverSource Dividend                                    8/1/88                                                 Yes
  Opportunity Fund(8)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Real Estate Fund                            3/4/04                                                 Yes
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SELECTED SERIES,           10/5/84                      Corporation        MN         3/31
  INC.
-----------------------------------------------------------------------------------------------------------------------

RiverSource Precious Metals                             4/22/85                                                 No
  and Mining Fund(9)
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SERIES TRUST(14)           1/27/06                    Business Trust       MA         4/30
-----------------------------------------------------------------------------------------------------------------------

RiverSource 120/20 Contrarian                          10/18/07                                                Yes
  Equity Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Recovery and                                2/19/09                                                 No
  Infrastructure Fund
-----------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus                             5/18/06                                                 No
  2010 Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                             5/18/06                                                 No
  2015 Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                             5/18/06                                                 No
  2020 Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                             5/18/06                                                 No
  2025 Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                             5/18/06                                                 No
  2030 Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                             5/18/06                                                 No
  2035 Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                             5/18/06                                                 No
  2040 Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Retirement Plus                             5/18/06                                                 No
  2045 Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SHORT TERM           4/23/68, 6/13/86(1)                Corporation       NV/MN       7/31
  INVESTMENTS SERIES, INC.(15)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Short-Term Cash                             9/26/06                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE SPECIAL TAX-EXEMPT         4/7/86                     Business Trust       MA       8/31(10)
  SERIES TRUST

-----------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                     Page 152




                                                                                                 FISCAL
                                       DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION      OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
-----------------------------------------------------------------------------------------------------------------------
RiverSource Minnesota Tax-                              8/18/86                                                 No
  Exempt Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource New York Tax-                               8/18/86                                                 No
  Exempt Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE STRATEGIC                  10/9/84                      Corporation        MN         9/30
  ALLOCATION SERIES, INC.(2)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Strategic                                   1/23/85                                                Yes
  Allocation Fund(4)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Strategic Income                            5/17/07                                                Yes
  Allocation Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE STRATEGY SERIES,           1/24/84                      Corporation        MN         3/31
  INC.
-----------------------------------------------------------------------------------------------------------------------

RiverSource Equity Value Fund                           5/14/84                                                Yes
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Small                              1/24/01                                                Yes
  Cap Growth Fund(11)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Small Cap                                   5/4/99                                                 Yes
  Advantage Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT INCOME   12/21/78; 6/13/86(1)                Corporation       NV/MN       11/30
  SERIES, INC.(2)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt High                             5/7/79                                                 Yes
  Income Fund(4)
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT MONEY     2/29/80, 6/13/86(1)                Corporation       NV/MN       12/31
  MARKET SERIES, INC.(2)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt Money                            8/5/80                                                 Yes
  Market Fund(4)
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT SERIES,   9/30/76, 6/13/86(1)                Corporation       NV/MN       11/30
  INC.
-----------------------------------------------------------------------------------------------------------------------

RiverSource Intermediate Tax-                          11/13/96                                                Yes
  Exempt Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Tax-Exempt Bond                            11/24/76                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE VARIABLE SERIES             9/07                      Business Trust       MA         12/31
  TRUST(12)
-----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                            5/1/08                                                 Yes
  Portfolios - Aggressive
-----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                            5/1/08                                                 Yes
  Portfolios - Conservative
-----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                            5/1/08                                                 Yes
  Portfolios - Moderate
-----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                            5/1/08                                                 Yes
  Portfolios - Moderately
  Aggressive
-----------------------------------------------------------------------------------------------------------------------

Disciplined Asset Allocation                            5/1/08                                                 Yes
  Portfolios - Moderately
  Conservative
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Variable                           5/1/06                                                 Yes
  Portfolio - Fundamental
  Value Fund(11)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Variable                           2/4/04                                                 Yes
  Portfolio - Select Value
  Fund(11)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Partners Variable                           8/14/01                                                Yes
  Portfolio - Small Cap Value
  Fund(11)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    4/30/86                                                Yes
  Portfolio - Balanced Fund(4)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   10/31/81                                                Yes
  Portfolio - Cash Management
  Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    9/10/04                                                Yes
  Portfolio - Core Equity Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   10/13/81                                                Yes
  Portfolio - Diversified Bond
  Fund(3)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    9/15/99                                                Yes
  Portfolio - Diversified
  Equity Income Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    5/1/96                                                  No
  Portfolio - Global Bond Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    9/13/04                                                 No
  Portfolio - Global Inflation
  Protected Securities
  Fund(13)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    9/15/99                                                Yes
  Portfolio - Growth Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    5/1/96                                                 Yes
  Portfolio - High Yield Bond
  Fund(3)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    6/1/04                                                 Yes
  Portfolio - Income
  Opportunities Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                   10/13/81                                                Yes
  Portfolio - Large Cap Equity
  Fund(5)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    02/4/04                                                Yes
  Portfolio - Large Cap Value
  Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    5/1/01                                                 Yes
  Portfolio - Mid Cap Growth
  Fund(4)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    5/2/05                                                 Yes
  Portfolio - Mid Cap Value
  Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    5/1/00                                                 Yes
  Portfolio - S&P 500 Index
  Fund
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    9/15/99                                                Yes
  Portfolio - Short Duration
  U.S. Government Fund(3)
-----------------------------------------------------------------------------------------------------------------------

RiverSource Variable                                    9/15/99                                                Yes
  Portfolio - Small Cap
  Advantage Fund
-----------------------------------------------------------------------------------------------------------------------

Threadneedle Variable                                   5/1/00                                                 Yes
  Portfolio - Emerging Markets
  Fund(4),(5),(11)

-----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                     Page 153




                                                                                                 FISCAL
                                       DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                               ORGANIZATION      OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
-----------------------------------------------------------------------------------------------------------------------
Threadneedle Variable                                   1/13/92                                                Yes
  Portfolio - International
  Opportunity Fund(4),(5),(11)
-----------------------------------------------------------------------------------------------------------------------




    * Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names.

   ** If a Non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from Non-diversified to diversified. A diversified fund may convert to Non-diversified status only with shareholder approval.

  (1)    Date merged into a Minnesota corporation incorporated on April 7, 1986.

  (2) Effective April 21, 2006, AXP Discovery Series, Inc. changed its name to RiverSource Bond Series, Inc.; AXP Fixed Income Series, Inc. changed its name to RiverSource Diversified Income Series, Inc.; AXP Growth Series, Inc. changed its name to RiverSource Large Cap Series, Inc.; AXP High Yield Tax-Exempt Series, Inc. changed its name to RiverSource Tax-Exempt Income Series, Inc.; AXP Managed Series, Inc. changed its name to RiverSource Strategic Allocation Series, Inc.; AXP Partners International Series, Inc. changed its name to RiverSource International Managers Series, Inc.; AXP Partners Series, Inc. changed its name to RiverSource Managers Series, Inc.; AXP Tax-Free Money Series, Inc. changed its name to RiverSource Tax-Exempt Money Market Series, Inc.; and for all other corporations and business trusts, AXP was replaced with RiverSource in the registrant name.

  (3) Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund, Variable Portfolio - Bond Fund changed its name to Variable Portfolio - Diversified Bond Fund, Variable Portfolio - Extra Income Fund changed its name to Variable Portfolio - High Yield Bond Fund and Variable Portfolio - Federal Income Fund changed its name to Variable Portfolio - Short Duration U.S. Government Fund.

  (4) Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, Mutual changed its name to Balanced Fund, Partners Growth Fund changed its name to Fundamental Growth Fund, Partners International Core Fund changed its name to International Equity Fund, Partners Small Cap Core Fund changed its name to Small Cap Equity Fund, Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund, Tax-Free Money Fund changed its name to Tax-Exempt Money Market Fund, and Threadneedle International Fund changed its name to International Opportunity Fund. Variable Portfolio - Equity Select Fund changed its name to Variable Portfolio - Mid Cap Growth Fund, Variable Portfolio - Threadneedle Emerging Markets Fund changed its name to Variable Portfolio - Emerging Markets Fund, Variable
         Portfolio - Threadneedle International Fund changed its name to Variable Portfolio - International Opportunity Fund, and Variable Portfolio - Managed Fund changed its name to Variable
         Portfolio - Balanced Fund.

  (5) Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund, Variable Portfolio - Capital Resource Fund changed its name to Variable Portfolio - Large Cap Equity Fund, Variable Portfolio - Emerging Markets Fund changed its name to Variable Portfolio - Threadneedle Emerging Markets Fund and Variable Portfolio - International Fund changed its name to Variable Portfolio - Threadneedle International Fund.

  (6) Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.

  (7) Effective Jan. 31, 2008, the fiscal year end was changed from May 31 to Jan. 31.

  (8) Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.

  (9) Effective Nov. 1, 2006, Precious Metals Fund changed its name to Precious Metals and Mining Fund.

 (10) Effective April 13, 2006, the fiscal year end was changed from June 30 to Aug. 31.

 (11) Effective March 31, 2008, RiverSource Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund; RiverSource Global Equity Fund changed its name to Threadneedle Global Equity Fund; RiverSource European Equity Fund changed its name to Threadneedle European Equity Fund; RiverSource International Opportunity Fund changed its name to Threadneedle International Opportunity Fund; RiverSource International Aggressive Growth Fund changed its name to RiverSource Partners International Select Growth Fund; RiverSource International Select Value Fund changed its name to RiverSource Partners International Select Value Fund; RiverSource International Small Cap Fund changed its name to RiverSource Partners International Small Cap Fund; RiverSource Aggressive Growth Fund changed its name to RiverSource Partners Aggressive Growth Fund; RiverSource Fundamental Value Fund changed its name to RiverSource Partners Fundamental Value Fund; RiverSource Select Value Fund changed its name to RiverSource Partners Select Value Fund; RiverSource Small Cap Equity Fund changed its name to RiverSource Partners Small Cap Equity Fund; RiverSource Small Cap Value Fund changed its name to RiverSource Partners Small Cap Value Fund; RiverSource Small Cap Growth Fund changed its name to RiverSource Partners Small Cap Growth Fund; RiverSource Variable
         Portfolio - Fundamental Value Fund changed its name to RiverSource Partners Variable Portfolio - Fundamental Value Fund; RiverSource Variable Portfolio - Select Value Fund changed its name to RiverSource Partners Variable Portfolio - Select Value Fund; and RiverSource Variable Portfolio - Small Cap Value Fund changed its name to RiverSource Partners Variable Portfolio - Small Cap Value Fund.

 (12) Prior to January 2008, the assets of the funds in RiverSource Variable Series Trust were held by funds organized under six separate Minnesota Corporations.

 (13) Effective June 8, 2005, Variable Portfolio - Inflation Protected Securities Fund changed its name to Variable Portfolio - Global Inflation Protected Securities Fund.

 (14) Prior to September 11, 2007, RiverSource Series Trust was known as RiverSource Retirement Series Trust.

 (15) Prior to April 21, 2006, RiverSource Short Term Investments Series, Inc. was known as AXP Stock Series, Inc.



Statement of Additional Information - April 1, 2009                     Page 154




BOARD MEMBERS AND OFFICERS


Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of each fund's Board members. The RiverSource Family of Funds each member oversees consists of 162 funds, which includes 104 RiverSource funds and 58 Seligman funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.


                             TABLE 26. BOARD MEMBERS

INDEPENDENT BOARD MEMBERS


                           POSITION HELD
                          WITH FUNDS AND
                             LENGTH OF           PRINCIPAL OCCUPATION                OTHER               COMMITTEE
   NAME, ADDRESS, AGE         SERVICE           DURING PAST FIVE YEARS           DIRECTORSHIPS          MEMBERSHIPS
----------------------------------------------------------------------------------------------------------------------
Kathleen Blatz 901 S.    Board member      Chief Justice, Minnesota         None                    Board Governance,
Marquette Ave.           since 2006        Supreme Court, 1998-2006;                                Compliance,
Minneapolis, MN 55402                      Attorney                                                 Investment Review,
Age 54                                                                                              Joint Audit
----------------------------------------------------------------------------------------------------------------------

Arne H. Carlson 901 S.   Board member      Chair, RiverSource Family of     None                    Board Governance,
Marquette Ave.           since 1999        Funds, 1999-2006; former                                 Compliance,
Minneapolis, MN 55402                      Governor of Minnesota                                    Contracts,
Age 74                                                                                              Executive,
                                                                                                    Investment Review
----------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton 901    Board member      President, Springboard-Partners  None                    Distribution,
S. Marquette Ave.        since 2007        in Cross Cultural Leadership                             Investment Review,
Minneapolis, MN 55402                      (consulting company)                                     Joint Audit
Age 54
----------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn 901    Board member      Trustee Professor of Economics   None                    Board Governance,
S. Marquette Ave.        since 2004        and Management, Bentley                                  Contracts,
Minneapolis, MN 55402                      College; former Dean, McCallum                           Investment Review
Age 58                                     Graduate School of Business,
                                           Bentley College
----------------------------------------------------------------------------------------------------------------------

Anne P. Jones 901 S.     Board member      Attorney and Consultant          None                    Board Governance,
Marquette Ave.           since 1985                                                                 Compliance,
Minneapolis, MN 55402                                                                               Executive,
Age 74                                                                                              Investment Review,
                                                                                                    Joint Audit
----------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA     Board member      Former Managing Director,        American Progressive    Distribution,
901 S. Marquette Ave.    since 2005        Shikiar Asset Management         Insurance               Executive,
Minneapolis, MN 55402                                                                               Investment Review,
Age 73                                                                                              Joint Audit
----------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.    Chair of the      President Emeritus and           Valmont Industries,     Board Governance,
901 S. Marquette Ave.    Board since       Professor of Economics,          Inc. (manufactures      Compliance,
Minneapolis, MN 55402    2007, Board       Carleton College                 irrigation systems)     Contracts,
Age 70                   member since                                                               Executive,
                         2002                                                                       Investment Review
----------------------------------------------------------------------------------------------------------------------

John F. Maher            Board member      Retired President and Chief      None                    Distribution,
901 S. Marquette Ave.    since 2008        Executive Officer and former                             Investment Review,
Minneapolis, MN 55402                      Director, Great Western                                  Joint Audit
Age 64                                     Financial Corporation
                                           (financial services), 1986-1997
----------------------------------------------------------------------------------------------------------------------

Catherine James Paglia   Board member      Director, Enterprise Asset       None                    Board Governance,
901 S. Marquette Ave.    since 2004        Management, Inc. (private real                           Compliance,
Minneapolis, MN 55402                      estate and asset management                              Contracts,
Age 56                                     company)                                                 Executive,
                                                                                                    Investment Review

----------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                     Page 155




                           POSITION HELD
                          WITH FUNDS AND
                             LENGTH OF           PRINCIPAL OCCUPATION                OTHER               COMMITTEE
   NAME, ADDRESS, AGE         SERVICE           DURING PAST FIVE YEARS           DIRECTORSHIPS          MEMBERSHIPS
----------------------------------------------------------------------------------------------------------------------
Leroy C. Richie          Board member      Counsel, Lewis & Munday, P.C.    Digital Ally, Inc.      Contracts,
901 S. Marquette Ave.    since 2008        since 1987; Vice President and   (digital imaging);      Distribution,
Minneapolis, MN 55402                      General Counsel, Automotive      Infinity, Inc. (oil     Investment Review
Age 66                                     Legal Affairs, Chrysler          and gas exploration
                                           Corporation, 1990-1997           and production); OGE
                                                                            Energy Corp. (energy
                                                                            and energy services)
----------------------------------------------------------------------------------------------------------------------

Alison Taunton-Rigby     Board member      Chief Executive Officer and      Idera Pharmaceuticals,  Contracts,
901 S. Marquette Ave.    since 2002        Director, RiboNovix, Inc. since  Inc. (biotechnology);   Distribution,
Minneapolis, MN 55402                      2003 (biotechnology); former     Healthways, Inc.        Executive,
Age 64                                     President, Forester Biotech      (health management      Investment Review
                                                                            programs)
----------------------------------------------------------------------------------------------------------------------


BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


                                    POSITION HELD
                                   WITH FUNDS AND
                                      LENGTH OF               PRINCIPAL OCCUPATION                                   COMMITTEE
       NAME, ADDRESS, AGE              SERVICE               DURING PAST FIVE YEARS           OTHER DIRECTORSHIPS   MEMBERSHIPS
--------------------------------------------------------------------------------------------------------------------------------
William F. Truscott               Board member      President - U.S. Asset Management and     None                 None
53600 Ameriprise Financial        since 2001, Vice  Chief Investment Officer, Ameriprise
Center                            President since   Financial, Inc. since 2005; President,
Minneapolis, MN 55474             2002              Chairman of the Board and Chief
Age 48                                              Investment Officer, RiverSource
                                                    Investments, LLC since 2001; Director,
                                                    President and Chief Executive Officer,
                                                    Ameriprise Certificate Company since
                                                    2006; Chairman of the Board and Chief
                                                    Executive Officer, RiverSource
                                                    Distributors, Inc. since 2006 and of
                                                    RiverSource Fund Distributors, Inc.
                                                    since 2008; and Senior Vice
                                                    President - Chief Investment Officer,
                                                    Ameriprise Financial, Inc., 2001-2005
--------------------------------------------------------------------------------------------------------------------------------





    * Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments or Ameriprise Financial.


The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the fund's other officers are:

                            TABLE 27. FUND OFFICERS


                                    POSITION HELD
                                   WITH FUNDS AND
                                      LENGTH OF                  PRINCIPAL OCCUPATION
       NAME, ADDRESS, AGE              SERVICE                  DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
Patrick T. Bannigan               President since   Director and Senior Vice President - Asset
172 Ameriprise Financial Center   2006              Management, Products and Marketing,
Minneapolis, MN 55474                               RiverSource Investments, LLC and Director and
Age 43                                              Vice President - Asset Management, Products
                                                    and Marketing, RiverSource Distributors, Inc.
                                                    since 2006 and of RiverSource Fund
                                                    Distributors, Inc. since 2008; Managing
                                                    Director and Global Head of Product, Morgan
                                                    Stanley Investment Management, 2004-2006;
                                                    President, Touchstone Investments, 2002-2004
--------------------------------------------------------------------------------------------------


Michelle M. Keeley                Vice President    Executive Vice President - Equity and Fixed
172 Ameriprise Financial Center   since 2004        Income, Ameriprise Financial, Inc. and
Minneapolis, MN 55474                               RiverSource Investments, LLC since 2006; Vice
Age 44                                              President - Investments, Ameriprise
                                                    Certificate Company since 2003; Senior Vice
                                                    President - Fixed Income, Ameriprise
                                                    Financial, Inc., 2002-2006 and RiverSource
                                                    Investments, LLC, 2004-2006

--------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                     Page 156





                                    POSITION HELD
                                   WITH FUNDS AND
                                      LENGTH OF                  PRINCIPAL OCCUPATION
       NAME, ADDRESS, AGE              SERVICE                  DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------

Amy K. Johnson                    Vice President    Vice President - Asset Management and Trust
5228 Ameriprise Financial Center  since 2006        Company Services, RiverSource Investments, LLC
Minneapolis, MN 55474                               since 2006; Vice President - Operations and
Age 43                                              Compliance, RiverSource Investments, LLC,
                                                    2004-2006; Director of Product
                                                    Development - Mutual Funds, Ameriprise
                                                    Financial, Inc., 2001-2004
--------------------------------------------------------------------------------------------------


Jeffrey P. Fox                    Treasurer since   Vice President - Investment Accounting,
105 Ameriprise Financial Center   2002              Ameriprise Financial, Inc. since 2002; Chief
Minneapolis, MN 55474                               Financial Officer, RiverSource Distributors,
Age 53                                              Inc. since 2006
--------------------------------------------------------------------------------------------------


Scott R. Plummer                  Vice President,   Vice President and Chief Counsel - Asset
5228 Ameriprise Financial Center  General Counsel   Management, Ameriprise Financial, Inc. since
Minneapolis, MN 55474             and Secretary     2005; Chief Counsel, RiverSource Distributors,
Age 49                            since 2006        Inc. and Chief Legal Officer and Assistant
                                                    Secretary, RiverSource Investments, LLC since
                                                    2006; Chief Counsel, RiverSource Fund
                                                    Distributors, Inc. since 2008; Vice President,
                                                    General Counsel and Secretary, Ameriprise
                                                    Certificate Company since 2005; Vice
                                                    President - Asset Management Compliance,
                                                    Ameriprise Financial, Inc., 2004-2005; Senior
                                                    Vice President and Chief Compliance Officer,
                                                    USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------


Eleanor T.M. Hoagland             Chief Compliance  Chief Compliance Officer, RiverSource
100 Park Avenue                   Officer since     Investments, LLC, Kenwood Capital Management
New York, NY 10010                2009              LLC, Ameriprise Certificate Company,
Age 57                                              RiverSource Service Corporation and Seligman
                                                    Data Corp. since 2009; Chief Compliance
                                                    Officer for each of the Seligman funds since
                                                    2004 and all funds in the RiverSource Family
                                                    of Funds since 2009; Anti Money Laundering
                                                    Prevention Officer and Identity Theft
                                                    Prevention Officer for each of the Seligman
                                                    funds since 2008; Managing Director, J. & W.
                                                    Seligman & Co. Incorporated and Vice-President
                                                    for each of the Seligman funds, 2004-2008.
--------------------------------------------------------------------------------------------------

Neysa M. Alecu                    Money Laundering  Compliance Director and Anti-Money Laundering
2934 Ameriprise Financial Center  Prevention        Officer, Ameriprise Financial, Inc. since
Minneapolis, MN 55474             Officer since     2004; Manager Anti-Money Laundering,
Age 45                            2004              Ameriprise Financial, Inc., 2003-2004;
                                                    Compliance Director and Bank Secrecy Act
                                                    Officer, American Express Centurion Bank,
                                                    2000-2003
--------------------------------------------------------------------------------------------------




RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT
The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

SEVERAL COMMITTEES FACILITATE ITS WORK

BOARD GOVERNANCE COMMITTEE -- Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters.




Statement of Additional Information - April 1, 2009                     Page 157




COMPLIANCE COMMITTEE -- Supports the Funds' maintenance of a strong compliance program by providing a forum for independent Board members to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the Funds' Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Boards; and providing a designated forum for the Funds' CCO to meet with independent Board members on a regular basis to discuss compliance matters.

CONTRACTS COMMITTEE -- Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

DISTRIBUTION COMMITTEE -- Reviews and supports product development, marketing, sales activity and practices related to the funds and will report to the Board as appropriate.

EXECUTIVE COMMITTEE -- Acts for the Board between meetings of the Board.

INVESTMENT REVIEW COMMITTEE -- Reviews and oversees the management of the Funds' assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

JOINT AUDIT COMMITTEE -- Oversees the accounting and financial reporting processes of the Funds and internal controls over financial reporting. Oversees the quality and integrity of the Funds' financial statements and independent audits as well as the Funds' compliance with legal and regulatory requirements relating to the Funds' accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the Funds' independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor.

This table shows the number of times the committees met during each fund's most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 28. COMMITTEE MEETINGS


                                        BOARD                                                     INVESTMENT    JOINT
                                     GOVERNANCE  COMPLIANCE  CONTRACTS   DISTRIBUTION  EXECUTIVE    REVIEW      AUDIT
FISCAL PERIOD                         COMMITTEE   COMMITTEE  COMMITTEE    COMMITTEE*   COMMITTEE   COMMITTEE  COMMITTEE
-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending       5           5          6            3            3           5          5
January 31
-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending       5           1          6           N/A           2           5          6
March 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       6           5          6           N/A           1           5          6
April 30
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       6           5          6            0            1           5          5
May 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       7           6          7            1            1           6          6
June 30
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       6           5          6            1            1           5          5
July 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       6           5          6            1            1           5          5
August 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       6           5          6            2            1           5          5
September 30
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       6           5          6            2            2           5          5
October 31
-----------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending       6           5          6            3            2           5          5
November 30
-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending       5           5          6            3            3           5          5
December 31
-----------------------------------------------------------------------------------------------------------------------



    *    Committee established April 2008.



Statement of Additional Information - April 1, 2009                     Page 158




BOARD MEMBER HOLDINGS


The following table shows the Board members' dollar range of equity securities beneficially owned on Dec. 31, 2008 of each individual fund owned by a Board member, and the aggregate dollar range of equity securities of all funds overseen by the Board members.


                         TABLE 29. BOARD MEMBER HOLDINGS

Based on net asset values as of Dec. 31, 2008:


                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY          FUNDS OVERSEEN
      BOARD MEMBER(A)        FUND                                            SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz               Absolute Return Currency and Income          $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             Dividend Opportunity                         Over $100,000
                             ------------------------------------------------------------------------
                             Partners Small Cap Growth                    $10,001-$50,000
                             ------------------------------------------------------------------------
                             Partners Small Cap Value                     $10,001-$50,000
                             ------------------------------------------------------------------------
                             Precious Metals and Mining                   $10,001-$50,000
                             ------------------------------------------------------------------------
                             Real Estate                                  $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         Over $100,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle International Opportunity       $50,001-$100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000
---------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson              Cash Management                              $10,001-$50,000                    Over $100, 000
                             ------------------------------------------------------------------------
                             Disciplined Equity                           $10,001-$50,000
                             ------------------------------------------------------------------------
                             Disciplined International Equity             $10,001-$50,000
                             ------------------------------------------------------------------------
                             Dividend Opportunity                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Partners International Select Value          $0-$10,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Moderate                   $50,001-$100,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000
---------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton            Absolute Return Currency and Income          $0-$10,000                        $50,001-$100,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Short Duration U.S. Government               $50,001-$100,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $0-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   $0-$10,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000

---------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                     Page 159




                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY          FUNDS OVERSEEN
      BOARD MEMBER(A)        FUND                                            SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn            Growth*                                      $10,001-$50,000                    Over $100,000**
                             ------------------------------------------------------------------------
                             Portfolio Builder Moderate Aggressive*       $50,001-$100,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Strategic Allocation*                        Over $100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $10,001-$50,000
---------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones                Disciplined Equity                           $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             Diversified Bond                             $10,001-$50,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    $10,001-$50,000
                             ------------------------------------------------------------------------
                             Global Bond                                  Over $100,000
                             ------------------------------------------------------------------------
                             Growth                                       $0-$10,000
                             ------------------------------------------------------------------------
                             High Yield Bond                              Over $100,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Short Duration U.S. Government               Over $100,000
                             ------------------------------------------------------------------------
                             Small Company Index                          Over $100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $50,001-$100,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   $10,001-$50,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000
---------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind              Cash Management                              Over $100,000                       Over $100,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000
---------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.        120/20 Contrarian Equity                     $10,001-$50,000                    Over $100,000**
                             ------------------------------------------------------------------------
                             Absolute Return Currency and Income          $10,001-$50,000
                             ------------------------------------------------------------------------
                             Disciplined Large Cap Growth                 $10,001-$50,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    Over $100,000
                             ------------------------------------------------------------------------
                             Dividend Opportunity                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Mid Cap Growth                               $0-$10,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Total Equity               $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman Communications and Information      $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity Income            $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle International Opportunity       $50,001-$100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                     Page 160




                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY          FUNDS OVERSEEN
      BOARD MEMBER(A)        FUND                                            SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
John F. Maher                Equity Value                                 $0-$10,000                         Over $100,000**
                             ------------------------------------------------------------------------
                             Seligman Capital                             $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman Common Stock                        $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Communications and Information      $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman Core Fixed Income                   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Emerging Markets                    $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Frontier                            $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman Global Growth                       $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Global Smaller Companies            $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Global Technology                   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Growth                              $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman High-Yield                          $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Income and Growth                   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman International Growth                $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman Large-Cap Value                     $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle Global Real Estate          $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle Monthly Dividend Real       $0-$10,000
                             Estate
                             ------------------------------------------------------------------------
                             Seligman National Municipal                  $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Smaller-Cap Value                   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman U.S. Government Securities          $0-$10,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia       Cash Management                              Over $100,000                      Over $100,000**
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   Over $100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                     Page 161




                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY          FUNDS OVERSEEN
      BOARD MEMBER(A)        FUND                                            SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Leroy C. Richie              Seligman Capital                             $0-$10,000                          Over $100,000
                             ------------------------------------------------------------------------
                             Seligman Common Stock                        $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Communications and Information      $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Core Fixed Income                   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Emerging Markets                    $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Frontier                            $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Global Growth                       $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Global Smaller Companies            $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Global Technology                   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Growth                              $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman High-Yield                          $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Income and Growth                   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman International Growth                $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Large-Cap Value                     $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Michigan Municipal                  $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Smaller-Cap Value                   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman U.S. Government Securities          $0-$10,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  Over $100,000
---------------------------------------------------------------------------------------------------------------------------------

Alison Taunton Rigby         120/20 Contrarian Equity                     $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             Absolute Return Currency and Income          $50,001-$100,000
                             ------------------------------------------------------------------------
                             Cash Management                              Over $100,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    $10,001-$50,000
                             ------------------------------------------------------------------------
                             Growth                                       $50,001-$100,000
                             ------------------------------------------------------------------------
                             Income Builder Enhanced Income               Over 100,000
                             ------------------------------------------------------------------------
                             Mid Cap Value                                $10,001-$50,000
                             ------------------------------------------------------------------------
                             Partners International Select Growth         $50,001-$100,000
                             ------------------------------------------------------------------------
                             Partners Small Cap Value                     $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $1-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $1-$10,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $50,001-$100,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $50,001-$100,000
                             ------------------------------------------------------------------------
                             Tri Continental Corporation                  $1-$10,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                     Page 162




                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY          FUNDS OVERSEEN
      BOARD MEMBER(A)        FUND                                            SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
William F. Truscott          120/20 Contrarian Equity                     $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             Absolute Return Currency and Income          $50,001-$100,000
                             ------------------------------------------------------------------------
                             Cash Management                              $0-$10,000
                             ------------------------------------------------------------------------
                             Disciplined Equity                           Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined International Equity             Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined Small and Mid Cap Equity         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Diversified Bond                             Over $100,000
                             ------------------------------------------------------------------------
                             Dividend Opportunity                         Over $100,000
                             ------------------------------------------------------------------------
                             Emerging Markets Bond                        $10,001-$50,000
                             ------------------------------------------------------------------------
                             Floating Rate                                Over $100,000
                             ------------------------------------------------------------------------
                             Global Bond                                  Over $100,000
                             ------------------------------------------------------------------------
                             Global Technology                            $10,001-$50,000
                             ------------------------------------------------------------------------
                             Growth                                       $50,001- $100,000
                             ------------------------------------------------------------------------
                             High Yield Bond                              $10,001-$50,000
                             ------------------------------------------------------------------------
                             Income Opportunities                         $50,001- $100,000
                             ------------------------------------------------------------------------
                             Inflation Protected Securities               $10,001-$50,000
                             ------------------------------------------------------------------------
                             Mid Cap Value                                $50,001-$100,000
                             ------------------------------------------------------------------------
                             Partners International Select Growth         Over $100,000
                             ------------------------------------------------------------------------
                             Partners International Select Value          $10,001-$50,000
                             ------------------------------------------------------------------------
                             Partners Small Cap Equity                    Over $100,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Moderate Aggressive        $50,001-$100,000
                             ------------------------------------------------------------------------
                             Retirement Plus 2035                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Seligman LaSalle International Real Estate   $0-$10,000
                             ------------------------------------------------------------------------
                             Seligman Select Municipal                    $0-$10,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         Over $100,000
                             ------------------------------------------------------------------------
                             Strategic Income Allocation                  Over $100,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                $0-$10,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   Over $100,000
                             ------------------------------------------------------------------------
                             Tri-Continental Corporation                  $0-$10,000
---------------------------------------------------------------------------------------------------------------------------------


    *    Deferred compensation invested in share equivalents:

A. Flynn    Growth...............................  $10,001-$50,000
            Portfolio Builder Moderate             $50,001-$100,000
            Aggressive...........................
            Strategic Allocation.................  Over $100,000

B. Lewis    Absolute Return Currency and Income..  $10,001-$50,000
            Disciplined Large Cap Growth.........  $10,001-$50,000
            Diversified Equity Income............  $50,001-$100,000
            Portfolio Builder Total Equity.......  $10,001-$50,000
            Threadneedle Emerging Markets........  $10,001-$50,000
            Threadneedle International             $50,001-$100,000
            Opportunity..........................



Statement of Additional Information - April 1, 2009                     Page 163





C. Maher    Equity Value.........................  $0-$10,000
            Seligman Capital.....................  $0-$10,000
            Seligman Communications &              $10,001-$50,000
            Information..........................
            Seligman Frontier....................  $10,001-$50,000
            Seligman International Growth........  $0-$10,000
            Seligman Large-Cap Value.............  $10,001-$50,000
            Seligman LaSalle Global Real Estate..  $0-$10,000
            Tri-Continental Corporation..........  $10,001-$50,000

D. Paglia   Threadneedle Global Equity...........  Over $100,000


   **    Total includes deferred compensation invested in share equivalents.


As of 30 days prior to the date of this SAI, the Board members and officers as a group owned 1.54% of RiverSource Retirement Plus 2035 Fund Class A. The Board members and officers as a group owned less than 1% of the outstanding shares of any class of any other fund in the RiverSource Family of Funds.




Statement of Additional Information - April 1, 2009                     Page 164




COMPENSATION OF BOARD MEMBERS


TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the funds in the last fiscal period.


                 TABLE 30. BOARD MEMBER COMPENSATION - ALL FUNDS


                                                         TOTAL CASH COMPENSATION FROM
BOARD MEMBER(a)                                           FUNDS PAID TO BOARD MEMBER
----------------------------------------------------------------------------------------------
Kathleen Blatz                                                     $177,500
----------------------------------------------------------------------------------------------
Arne H. Carlson                                                     180,000
----------------------------------------------------------------------------------------------
Pamela G. Carlton                                                   165,000(b)
----------------------------------------------------------------------------------------------
Patricia M. Flynn                                                   167,500(b)
----------------------------------------------------------------------------------------------
Anne P. Jones                                                       177,500
----------------------------------------------------------------------------------------------
Jeffrey Laikind                                                     165,000
----------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                                               400,000(b)
----------------------------------------------------------------------------------------------
John F. Maher                                                        30,833(c)
----------------------------------------------------------------------------------------------
Catherine James Paglia                                              170,000(b)
----------------------------------------------------------------------------------------------
Leroy Richie                                                         48,750
----------------------------------------------------------------------------------------------
Alison Taunton-Rigby                                                167,500
----------------------------------------------------------------------------------------------




 (a) Board member compensation is a combination of a base fee and meeting fees, with the exception of the Chair of the Board, who receives a base annual compensation. Payment of compensation is administered by a company providing limited administrative services to the funds and to the Board.


 (b) Ms. Carlson, Ms. Flynn, Mr. Lewis and Ms. Paglia elected to defer a portion of the total cash compensation payable during the period in the amount of $7,167, $78,625, $60,000, and $146,250 respectively. Amount deferred by fund is set forth in Table 31. Additional information regarding the deferred compensation plan is described below.



 (c) The total compensation shown for Mr. Maher through Jan. 31, 2009 is for both RiverSource and Seligman funds, however the portion he elected to defer, in the amount of $19,208 was for Seligman funds only.


The independent Board members determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the independent Board members, the independent Board members take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The independent Board members also recognize that these individuals' advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as independent Board members, and that they undertake significant legal responsibilities. The independent Board members also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the independent Board members take into account, among other things, the Chair's significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds' Chief Compliance Officer, Counsel to the independent Board members, and the Funds' service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair's compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

Effective Jan. 1, 2008, independent Board members will be paid an annual retainer of $95,000. Committee and sub- committee Chairs will each receive an additional annual retainer of $5,000. In addition, independent Board members will be paid the following fees for attending Board and committee meetings:
$5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board members are not paid for special telephonic meetings. In 2008, the Board's Chair will receive total annual cash compensation of $400,000.


The independent Board members may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more funds in the RiverSource Family of Funds and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.




Statement of Additional Information - April 1, 2009                     Page 165




COMPENSATION FROM EACH FUND. The following table shows the compensation paid to independent Board members from each fund during its last fiscal period.

           TABLE 31. BOARD MEMBER(A) COMPENSATION -- INDIVIDUAL FUNDS


                                        AGGREGATE COMPENSATION FROM FUND
                         --------------------------------------------------------------
FUND                       BLATZ     CARLSON    CARLTON     FLYNN     JONES    LAIKIND
---------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
---------------------------------------------------------------------------------------

Income Builder Basic            *           *          *         *         *          *
Income
---------------------------------------------------------------------------------------

Income Builder Enhanced         *           *          *         *         *          *
Income
---------------------------------------------------------------------------------------

Income Builder Moderate         *           *          *         *         *          *
Income
---------------------------------------------------------------------------------------
Portfolio Builder               *           *          *         *         *          *
Aggressive
---------------------------------------------------------------------------------------
Portfolio Builder               *           *          *         *         *          *
Conservative
---------------------------------------------------------------------------------------
Portfolio Builder               *           *          *         *         *          *
Moderate
---------------------------------------------------------------------------------------

Portfolio Builder               *           *          *         *         *          *
Moderate Aggressive
---------------------------------------------------------------------------------------

Portfolio Builder               *           *          *         *         *          *
Moderate Conservative
---------------------------------------------------------------------------------------
Portfolio Builder Total         *           *          *         *         *          *
Equity
---------------------------------------------------------------------------------------
S&P 500 Index -- total     $  391      $  398     $  366    $  375    $  391     $  364
Amount deferred                 0           0         14       180         0          0
---------------------------------------------------------------------------------------
Small Company               1,310       1,331      1,225     1,254     1,310      1,220
Index -- total
Amount deferred                 0           0         44       604         0          0
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------------

Equity Value -- total       2,226       2,074      1,485     2,150     2,118      2,085
Amount deferred                 0           0          0       906         0          0
---------------------------------------------------------------------------------------

Partners Small Cap            365         340        244       352       347        341
Growth -- total
Amount deferred                 0           0          0       149         0          0
---------------------------------------------------------------------------------------

Precious Metals and           238         225        167       231       228        223
Mining -- total
Amount deferred                 0           0          0        99         0          0
---------------------------------------------------------------------------------------

Small Cap                     826         760        515       793       783        773
Advantage -- total
Amount deferred                 0           0          0       331         0          0
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
---------------------------------------------------------------------------------------
120/20 Contrarian              38          39         35        37        38         35
Equity -- total
Amount deferred                 0           0          0        17         0          0
---------------------------------------------------------------------------------------
Retirement Plus 2010            *           *          *         *         *          *
---------------------------------------------------------------------------------------

Retirement Plus 2015            *           *          *         *         *          *
---------------------------------------------------------------------------------------

Retirement Plus 2020            *           *          *         *         *          *
---------------------------------------------------------------------------------------

Retirement Plus 2025            *           *          *         *         *          *
---------------------------------------------------------------------------------------

Retirement Plus 2030            *           *          *         *         *          *
---------------------------------------------------------------------------------------

Retirement Plus 2035            *           *          *         *         *          *
---------------------------------------------------------------------------------------

Retirement Plus 2040            *           *          *         *         *          *
---------------------------------------------------------------------------------------

Retirement Plus 2045            *           *          *         *         *          *
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------

High Yield                  3,058       2,945      2,563     2,957     2,957      2,867
Bond -- total
Amount deferred                 0           0          0     1,292         0          0
---------------------------------------------------------------------------------------

Partners Aggressive         1,110       1,075        944     1,075     1,075      1,040
Growth -- total
Amount deferred                 0           0          0       474         0          0
---------------------------------------------------------------------------------------

Partners Fundamental        1,939       1,870      1,629     1,875     1,876      1,817
Value -- total
Amount deferred                 0           0          0       822         0          0
---------------------------------------------------------------------------------------

Partners Select               929         893        776       898       898        871
Value -- total
Amount deferred                 0           0          0       392         0          0
---------------------------------------------------------------------------------------
                                     AGGREGATE COMPENSATION FROM FUND
                         --------------------------------------------------------
                                                                        TAUNTON-
FUND                       LEWIS      MAHER      PAGLIA      RICHIE       RIGBY
---------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
---------------------------------------------------------------------------------

Income Builder Basic            *           *           *           *           *
Income
---------------------------------------------------------------------------------

Income Builder Enhanced         *           *           *           *           *
Income
---------------------------------------------------------------------------------

Income Builder Moderate         *           *           *           *           *
Income
---------------------------------------------------------------------------------
Portfolio Builder               *           *           *           *           *
Aggressive
---------------------------------------------------------------------------------
Portfolio Builder               *           *           *           *           *
Conservative
---------------------------------------------------------------------------------
Portfolio Builder               *           *           *           *           *
Moderate
---------------------------------------------------------------------------------

Portfolio Builder               *           *           *           *           *
Moderate Aggressive
---------------------------------------------------------------------------------

Portfolio Builder               *           *           *           *           *
Moderate Conservative
---------------------------------------------------------------------------------
Portfolio Builder Total         *           *           *           *           *
Equity
---------------------------------------------------------------------------------
S&P 500 Index -- total     $  903        $ 58      $  380        $ 90      $  371
Amount deferred               138          36         337           0           0
---------------------------------------------------------------------------------
Small Company               3,024         181       1,273         287       1,241
Index -- total
Amount deferred               462         111       1,140           0           0
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------

Equity Value -- total       5,423         N/A       2,182         N/A       2,042
Amount deferred             1,436         N/A       2,182         N/A           0
---------------------------------------------------------------------------------

Partners Small Cap            891         N/A         358         N/A         335
Growth -- total
Amount deferred               235         N/A         358         N/A           0
---------------------------------------------------------------------------------

Precious Metals and           590         N/A         235         N/A         221
Mining -- total
Amount deferred               151         N/A         235         N/A           0
---------------------------------------------------------------------------------

Small Cap                   1,992         N/A         802         N/A         750
Advantage -- total
Amount deferred               541         N/A         802         N/A           0
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
---------------------------------------------------------------------------------
120/20 Contrarian              91         N/A          39         N/A          36
Equity -- total
Amount deferred                17         N/A          39         N/A           0
---------------------------------------------------------------------------------
Retirement Plus 2010            *           *           *           *           *
---------------------------------------------------------------------------------

Retirement Plus 2015            *           *           *           *           *
---------------------------------------------------------------------------------

Retirement Plus 2020            *           *           *           *           *
---------------------------------------------------------------------------------

Retirement Plus 2025            *           *           *           *           *
---------------------------------------------------------------------------------

Retirement Plus 2030            *           *           *           *           *
---------------------------------------------------------------------------------

Retirement Plus 2035            *           *           *           *           *
---------------------------------------------------------------------------------

Retirement Plus 2040            *           *           *           *           *
---------------------------------------------------------------------------------

Retirement Plus 2045            *           *           *           *           *
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------

High Yield                  7,494         N/A       3,047         N/A       2,856
Bond -- total
Amount deferred             1,811         N/A       3,047         N/A           0
---------------------------------------------------------------------------------

Partners Aggressive         2,740         N/A       1,110         N/A       1,040
Growth -- total
Amount deferred               645         N/A       1,110         N/A           0
---------------------------------------------------------------------------------

Partners Fundamental        4,759         N/A       1,933         N/A       1,811
Value -- total
Amount deferred             1,139         N/A       1,933         N/A           0
---------------------------------------------------------------------------------

Partners Select             2,278         N/A         925         N/A         867
Value -- total
Amount deferred               554         N/A         925         N/A           0
---------------------------------------------------------------------------------






Statement of Additional Information - April 1, 2009                     Page 166





                                        AGGREGATE COMPENSATION FROM FUND
                         --------------------------------------------------------------
FUND                       BLATZ     CARLSON    CARLTON     FLYNN     JONES    LAIKIND
---------------------------------------------------------------------------------------
Partners Small Cap         $  479      $  460     $  399    $  462    $  462     $  449
Equity -- total
Amount deferred                 0           0          0       202         0          0
---------------------------------------------------------------------------------------

Partners Small Cap          1,311       1,254      1,079     1,267     1,265      1,231
Value -- total
Amount deferred                 0           0          0       548         0          0
---------------------------------------------------------------------------------------

Short Duration U.S.
Government -- total         1,483       1,441      1,262     1,437     1,438      1,389
Amount deferred                 0           0          0       637         0          0
---------------------------------------------------------------------------------------

U.S. Government
Mortgage -- total             764         740        647       740       739        715
Amount deferred                 0           0          0       326         0          0
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
---------------------------------------------------------------------------------------
Dividend
Opportunity -- total        3,796       3,733      3,404     3,690     3,679      3,520
Amount deferred                 0           0          0     1,647         0          0
---------------------------------------------------------------------------------------

Real Estate -- total          441         433        394       428       428        409
Amount deferred                 0           0          0       191         0          0
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
---------------------------------------------------------------------------------------
Cash                        9,805       9,820      9,158     9,484     9,649      9,158
Management -- total
Amount deferred                 0           0          0     4,371         0          0
---------------------------------------------------------------------------------------

Disciplined                 6,153       6,157      5,746     5,947     6,054      5,746
Equity -- total
Amount deferred                 0           0          0     2,740         0          0
---------------------------------------------------------------------------------------

Disciplined Small and
Mid Cap Equity -- total       105         104         99       103       103         99
Amount deferred                 0           0          0        45         0          0
---------------------------------------------------------------------------------------

Disciplined Small Cap          70          70         65        68        69         65
Value -- total
Amount deferred                 0           0          0        31         0          0
---------------------------------------------------------------------------------------

Floating Rate -- total      1,044       1,041        976     1,009     1,025        976
Amount deferred                 0           0          0       461         0          0
---------------------------------------------------------------------------------------

Growth -- total             5,085       5,077      4,763     4,936     4,995      4,763
Amount deferred                 0           0          0     2,246         0          0
---------------------------------------------------------------------------------------

Income                        528         529        494       511       520        494
Opportunities -- total
Amount deferred                 0           0          0       234         0          0
---------------------------------------------------------------------------------------

Inflation Protected         1,126       1,138      1,049     1,085     1,114      1,049
Securities -- total
Amount deferred                 0           0          0       515         0          0
---------------------------------------------------------------------------------------

Large Cap                   9,660       9,637      9,051     9,370     9,489      9,050
Equity -- total
Amount deferred                 0           0          0     4,259         0          0
---------------------------------------------------------------------------------------

Large Cap                     136         136        128       132       134        128
Value -- total
Amount deferred                 0           0          0        60         0          0
---------------------------------------------------------------------------------------

Limited Duration              307         308        286       296       302        287
Bond -- total
Amount deferred                 0           0          0       137         0          0
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
---------------------------------------------------------------------------------------
California Tax-
Exempt -- total               339         340        318       329       335        318
Amount deferred                 0           0          0       154         0          0
---------------------------------------------------------------------------------------

Diversified
Bond -- total               6,444       6,465      6,040     6,237     6,356      6,040
Amount deferred                 0           0          0     2,931         0          0
---------------------------------------------------------------------------------------

Minnesota Tax-
Exempt -- total               595         596        558       577       586        558
Amount deferred                 0           0          0       269         0          0
---------------------------------------------------------------------------------------
                                     AGGREGATE COMPENSATION FROM FUND
                         --------------------------------------------------------
                                                                        TAUNTON-
FUND                       LEWIS      MAHER      PAGLIA      RICHIE       RIGBY
---------------------------------------------------------------------------------
Partners Small Cap        $ 1,175         N/A      $  476         N/A      $  447
Equity -- total
Amount deferred               286         N/A         476         N/A           0
---------------------------------------------------------------------------------

Partners Small Cap          3,207         N/A       1,301         N/A       1,220
Value -- total
Amount deferred               796         N/A       1,301         N/A           0
---------------------------------------------------------------------------------

Short Duration U.S.
Government -- total         3,670         N/A       1,486         N/A       1,392
Amount deferred               851         N/A       1,486         N/A           0
---------------------------------------------------------------------------------

U.S. Government
Mortgage -- total           1,879         N/A         764         N/A         716
Amount deferred               442         N/A         764         N/A           0
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
---------------------------------------------------------------------------------
Dividend
Opportunity -- total        8,773         N/A       3,652         N/A       3,573
Amount deferred             1,990         N/A       3,652         N/A           0
---------------------------------------------------------------------------------

Real Estate -- total        1,011         N/A         420         N/A         414
Amount deferred               230         N/A         420         N/A           0
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
---------------------------------------------------------------------------------
Cash                       25,060         N/A       9,340         N/A       9,328
Management -- total
Amount deferred             5,222         N/A       9,340         N/A           0
---------------------------------------------------------------------------------

Disciplined                15,698         N/A       5,862         N/A       5,849
Equity -- total
Amount deferred             3,272         N/A       5,862         N/A           0
---------------------------------------------------------------------------------

Disciplined Small and
Mid Cap Equity -- total       275         N/A         101         N/A         100
Amount deferred                65         N/A         101         N/A           0
---------------------------------------------------------------------------------

Disciplined Small Cap         180         N/A          67         N/A          66
Value -- total
Amount deferred                38         N/A          67         N/A           0
---------------------------------------------------------------------------------

Floating Rate -- total      2,660         N/A         988         N/A         991
Amount deferred               572         N/A         988         N/A           0
---------------------------------------------------------------------------------

Growth -- total            13,062         N/A       4,879         N/A       4,846
Amount deferred             2,836         N/A       4,879         N/A           0
---------------------------------------------------------------------------------

Income                      1,349         N/A         502         N/A         503
Opportunities -- total
Amount deferred               286         N/A         502         N/A           0
---------------------------------------------------------------------------------

Inflation Protected         2,926         N/A       1,043         N/A       1,073
Securities -- total
Amount deferred               549         N/A       1,043         N/A           0
---------------------------------------------------------------------------------

Large Cap                  24,802         N/A       9,269         N/A       9,199
Equity -- total
Amount deferred             5,411         N/A       9,269         N/A           0
---------------------------------------------------------------------------------

Large Cap                     351         N/A         131         N/A         130
Value -- total
Amount deferred                78         N/A         131         N/A           0
---------------------------------------------------------------------------------

Limited Duration              787         N/A         290         N/A         292
Bond -- total
Amount deferred               161         N/A         290         N/A           0
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
---------------------------------------------------------------------------------
California Tax-
Exempt -- total               839         N/A         322         N/A         324
Amount deferred               163         N/A         322         N/A           0
---------------------------------------------------------------------------------

Diversified
Bond -- total              16,009         N/A       6,093         N/A       6,149
Amount deferred             3,064         N/A       6,093         N/A           0
---------------------------------------------------------------------------------

Minnesota Tax-
Exempt -- total             1,470         N/A         566         N/A         568
Amount deferred               289         N/A         566         N/A           0
---------------------------------------------------------------------------------






Statement of Additional Information - April 1, 2009                     Page 167





                                        AGGREGATE COMPENSATION FROM FUND
                         --------------------------------------------------------------
FUND                       BLATZ     CARLSON    CARLTON     FLYNN     JONES    LAIKIND
---------------------------------------------------------------------------------------
New York Tax-             $   114     $   114    $   107   $   110   $   112    $   107
Exempt -- total
Amount deferred                 0           0          0        51         0          0
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
---------------------------------------------------------------------------------------
Balanced -- total           1,763       1,761      1,628     1,684     1,734      1,628
Amount deferred                 0           0          0       799         0          0
---------------------------------------------------------------------------------------

Disciplined Large Cap         354         356        327       335       350        327
Growth -- total
Amount deferred                 0           0          0       162         0          0
---------------------------------------------------------------------------------------

Disciplined Large Cap           4           3          3         3         4          3
Value -- total
Amount deferred                 0           0          0         2         0          0
---------------------------------------------------------------------------------------

Diversified Equity         14,237      14,230     13,153    13,595    14,013     13,153
Income -- total
Amount deferred                 0           0          0     6,460         0          0
---------------------------------------------------------------------------------------

Mid Cap Value -- total      5,051       5,051      4,667     4,811     4,979      4,666
Amount deferred                 0           0          0     2,296         0          0
---------------------------------------------------------------------------------------

Strategic                   4,049       4,048      3,740     3,865     3,986      3,740
Allocation -- total
Amount deferred                 0           0          0     1,838         0          0
---------------------------------------------------------------------------------------

Strategic Income              340         342        314       324       336        314
Allocation -- total
Amount deferred                 0           0          0       156         0          0
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------
Absolute Return
Currency and
Income -- total             1,151       1,164      1,080     1,102     1,147      1,080
Amount deferred                 0           0          0       544         0          0
---------------------------------------------------------------------------------------

Disciplined
International
Equity -- total             1,523       1,530      1,413     1,457     1,504      1,413
Amount deferred                 0           0          0       705         0          0
---------------------------------------------------------------------------------------

Emerging Markets              386         385        360       369       381        360
Bond -- total
Amount deferred                 0           0          0       178         0          0
---------------------------------------------------------------------------------------

Global Bond -- total        1,646       1,654      1,532     1,571     1,630      1,531
Amount deferred                 0           0          0       765         0          0
---------------------------------------------------------------------------------------

Global                        299         299        278       287       294        278
Technology -- total
Amount deferred                 0           0          0       137         0          0
---------------------------------------------------------------------------------------

Partners International
Select Growth -- total      1,405       1,405      1,303     1,344     1,384      1,303
Amount deferred                 0           0          0       646         0          0
---------------------------------------------------------------------------------------

Partners International
Select Value -- total       3,980       3,969      3,683     3,815     3,909      3,683
Amount deferred                 0           0          0     1,821         0          0
---------------------------------------------------------------------------------------

Partners International
Small Cap -- total            210         209        194       201       206        194
Amount deferred                 0           0          0        96         0          0
---------------------------------------------------------------------------------------

Threadneedle Emerging
Markets -- total            1,338       1,337      1,239     1,280     1,317      1,238
Amount deferred                 0           0          0         0         0          0
---------------------------------------------------------------------------------------

Threadneedle European
Equity -- total               258         258        239       248       254        239
Amount deferred                 0           0          0       119         0          0
---------------------------------------------------------------------------------------

Threadneedle Global         1,514       1,514      1,404     1,450     1,491      1,404
Equity -- total
Amount deferred                 0           0          0       696         0          0
---------------------------------------------------------------------------------------
                                     AGGREGATE COMPENSATION FROM FUND
                         --------------------------------------------------------
                                                                        TAUNTON-
FUND                       LEWIS      MAHER      PAGLIA      RICHIE       RIGBY
---------------------------------------------------------------------------------
New York Tax-             $   281         N/A     $   109         N/A     $   109
Exempt -- total
Amount deferred                56         N/A         109         N/A           0
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
---------------------------------------------------------------------------------
Balanced -- total           4,277         N/A       1,688         N/A       1,656
Amount deferred               806         N/A       1,688         N/A           0
---------------------------------------------------------------------------------

Disciplined Large Cap         848         N/A         334         N/A         332
Growth -- total
Amount deferred               147         N/A         334         N/A           0
---------------------------------------------------------------------------------

Disciplined Large Cap           7         N/A           3         N/A           3
Value -- total
Amount deferred                 1         N/A           3         N/A           0
---------------------------------------------------------------------------------

Diversified Equity         34,529         N/A      13,599         N/A      13,370
Income -- total
Amount deferred             6,484         N/A      13,599         N/A           0
---------------------------------------------------------------------------------

Mid Cap Value -- total     12,194         N/A       4,804         N/A       4,739
Amount deferred             2,251         N/A       4,804         N/A           0
---------------------------------------------------------------------------------

Strategic                   9,812         N/A       3,866         N/A       3,802
Allocation -- total
Amount deferred             1,836         N/A       3,866         N/A           0
---------------------------------------------------------------------------------

Strategic Income              817         N/A         324         N/A         320
Allocation -- total
Amount deferred               147         N/A         324         N/A           0
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------
Absolute Return
Currency and
Income -- total             2,634         N/A       1,104         N/A       1,097
Amount deferred               417         N/A       1,104         N/A           0
---------------------------------------------------------------------------------

Disciplined
International
Equity -- total             3,511         N/A       1,447         N/A       1,439
Amount deferred               599         N/A       1,447         N/A           0
---------------------------------------------------------------------------------

Emerging Markets              856         N/A         374         N/A         364
Bond -- total
Amount deferred               149         N/A         374         N/A           0
---------------------------------------------------------------------------------

Global Bond -- total        3,754         N/A       1,563         N/A       1,555
Amount deferred               626         N/A       1,563         N/A           0
---------------------------------------------------------------------------------

Global                        682         N/A         286         N/A         282
Technology -- total
Amount deferred               121         N/A         286         N/A           0
---------------------------------------------------------------------------------

Partners International
Select Growth -- total      3,222         N/A       1,338         N/A       1,323
Amount deferred               564         N/A       1,338         N/A           0
---------------------------------------------------------------------------------

Partners International
Select Value -- total       9,121         N/A       3,815         N/A       3,744
Amount deferred             1,637         N/A       3,815         N/A           0
---------------------------------------------------------------------------------

Partners International
Small Cap -- total            482         N/A         201         N/A         198
Amount deferred                86         N/A         201         N/A           0
---------------------------------------------------------------------------------

Threadneedle Emerging
Markets -- total            3,080         N/A       1,271         N/A       1,259
Amount deferred               545         N/A       1,271         N/A           0
---------------------------------------------------------------------------------

Threadneedle European
Equity -- total               592         N/A         247         N/A         243
Amount deferred               104         N/A         247         N/A           0
---------------------------------------------------------------------------------

Threadneedle Global         3,461         N/A       1,448         N/A       1,427
Equity -- total
Amount deferred               608         N/A       1,448         N/A           0
---------------------------------------------------------------------------------






Statement of Additional Information - April 1, 2009                     Page 168





                                        AGGREGATE COMPENSATION FROM FUND
                         --------------------------------------------------------------
FUND                       BLATZ     CARLSON    CARLTON     FLYNN     JONES    LAIKIND
---------------------------------------------------------------------------------------
Threadneedle Global
Equity Income -- total     $    7      $    7     $    7    $    6    $    7     $    6
Amount deferred                 0           0          0         3         0          0
---------------------------------------------------------------------------------------

Threadneedle Global
Extended Alpha -- total         5           5          5         5         5          5
Amount deferred                 0           0          0         2         0          0
---------------------------------------------------------------------------------------

Threadneedle
International
Opportunity -- total        1,258       1,256      1,166     1,204     1,238      1,166
Amount deferred                 0           0          0       578         0          0
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
---------------------------------------------------------------------------------------
Intermediate Tax-             176         179        164       166       176        164
Exempt -- total
Amount deferred                 0           0          0        81         0          0
---------------------------------------------------------------------------------------

Mid Cap Growth -- total     1,781       1,807      1,657     1,683     1,781      1,657
Amount deferred                 0           0          0       822         0          0
---------------------------------------------------------------------------------------

Tax-Exempt                  1,561       1,582      1,451     1,472     1,561      1,451
Bond -- total
Amount deferred                 0           0          0       718         0          0
---------------------------------------------------------------------------------------

Tax-Exempt High             5,855       5,939      5,442     5,525     5,855      5,442
Income -- total
Amount deferred                 0           0          0     2,696         0          0
---------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
---------------------------------------------------------------------------------------
Tax-Exempt Money              340         344        317       325       340        317
Market -- total
Amount deferred                 0           0          0       161         0          0
---------------------------------------------------------------------------------------
                                     AGGREGATE COMPENSATION FROM FUND
                         --------------------------------------------------------
                                                                        TAUNTON-
FUND                       LEWIS      MAHER      PAGLIA      RICHIE       RIGBY
---------------------------------------------------------------------------------
Threadneedle Global
Equity Income -- total    $    13         N/A      $    7         N/A      $    6
Amount deferred                 2         N/A           7         N/A           0
---------------------------------------------------------------------------------

Threadneedle Global
Extended Alpha -- total        10         N/A           5         N/A           4
Amount deferred                 1         N/A           5         N/A           0
---------------------------------------------------------------------------------

Threadneedle
International
Opportunity -- total        2,874         N/A       1,202         N/A       1,184
Amount deferred               507         N/A       1,202         N/A           0
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
---------------------------------------------------------------------------------
Intermediate Tax-             393         N/A         169        $ 21         166
Exempt -- total
Amount deferred                63         N/A         167           0           0
---------------------------------------------------------------------------------

Mid Cap Growth -- total     4,103         N/A       1,702         128       1,683
Amount deferred               672         N/A       1,687           0           0
---------------------------------------------------------------------------------

Tax-Exempt                  3,497         N/A       1,497         172       1,472
Bond -- total
Amount deferred               564         N/A       1,477           0           0
---------------------------------------------------------------------------------

Tax-Exempt High            13,163         N/A       5,610         623       5,525
Income -- total
Amount deferred             2,121         N/A       5,539           0           0
---------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
---------------------------------------------------------------------------------
Tax-Exempt Money              757          25         333          69         321
Market -- total
Amount deferred               116           0         326           0           0
---------------------------------------------------------------------------------




(a) Mr. Richie and Mr. Maher were not Board members as of the last fiscal period, and therefore are not included in the table.

* Funds-of-Funds do not pay additional compensation to the Board members for attending meetings. Compensation is paid directly from the underlying funds in which each Fund-of-Funds invests.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table identifies those investors who, as of 30 days after the end of the fund's fiscal period, owned 5% or more of any class of a fund's shares and those investors who owned 25% or more of a fund's shares (all share classes taken together). Investors who own more than 25% of a fund's shares are presumed to control the fund and would be able to determine the outcome of most issues that are submitted to shareholders for vote. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

         TABLE 32. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of 30 days after the end of the fund's fiscal period:


                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------------

Income Builder Basic Income            Charles Schwab & Co., Inc. (Charles       Class A       29.57%              --
                                       Schwab) a brokerage firm in San
                                       Francisco, CA
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments, LLC              Class R4     100.00%              --
                                       (RiverSource Investments), Minneapolis,
                                       MN
--------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income         Charles Schwab                            Class A       34.70%           29.83%
                                                                                 Class R4      92.71%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4       7.29%              --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                     Page 169





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income         Charles Schwab                            Class A       35.06%           30.11%
                                                                                 Class R4      47.05%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4      52.95%              --
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive           Charles Schwab                            Class R4      90.68%              --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4       9.32%              --
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                      Charles Schwab                            Class A        6.23%              --
Conservative                                                                     Class R4      59.37%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4      40.63%              --
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate             Charles Schwab                            Class R4      90.34%              --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4       9.66%              --
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder                      Charles Schwab                            Class R4      84.07%              --
Moderate Aggressive
                                      ------------------------------------------------------------------------------------------
                                       Fifth Third Bank TTEE, Cincinnati, OH     Class R4      14.67%              --
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder                      Charles Schwab                            Class R4      64.94%              --
Moderate Conservative
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4      35.06%              --
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder                      Charles Schwab                            Class R4      91.86%              --
Total Equity
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4       8.14%              --
--------------------------------------------------------------------------------------------------------------------------------

S&P 500 Index                          Charles Schwab                            Class D      100.00%              --
                                                                                 Class E       19.56%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank NA (Wachovia Bank),         Class E       80.41%           65.12%
                                       Charlotte, NC
--------------------------------------------------------------------------------------------------------------------------------

Small Company Index                    Charles Schwab                            Class A        6.62%              --
                                                                                 Class R4       6.67%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      90.66%              --
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------------
Equity Value                           Charles Schwab                            Class A        8.14%              --
                                      ------------------------------------------------------------------------------------------
                                       John C. Mullarkey, Willowbrook, IL        Class C        5.00%              --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class I      100.00%              --
                                                                                 Class R2     100.00%
                                                                                 Class R5     100.00%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R3      96.77%              --
                                                                                 Class R4      98.43%
--------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Growth              Charles Schwab                            Class A        9.73%              --
                                                                                 Class R4      98.42%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R2     100.00%           30.92%(a)
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.83%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       21.96%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.92%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.78%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.96%              --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                     Page 170




                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining             Charles Schwab                            Class A       14.27%              --
                                                                                 Class R4      98.39%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class I      100.00%              --
                                      ------------------------------------------------------------------------------------------
                                       John E. Bridgman, Minneapolis, MN         Class C        6.51%              --
                                      ------------------------------------------------------------------------------------------
                                       Richard L. Venable and Susan Angela       Class C        7.76%              --
                                       Venable, Argyle, TX
--------------------------------------------------------------------------------------------------------------------------------

Small Cap Advantage                    Charles Schwab                            Class A        9.73%              --
                                                                                 Class R4      97.75%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class I      100.00%              --
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------------
120/20 Contrarian Equity               Charles Schwab                            Class A       52.74%              --
                                      ------------------------------------------------------------------------------------------
                                       Donald W. and Donna M. Hardeman, Miami,   Class B        4.51%              --
                                       FL
                                      ------------------------------------------------------------------------------------------
                                       Jeffrey and Karen E. Leopardi, Boca       Class C        6.00%              --
                                       Raton, FL
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class I      100.00%              --
                                                                                 Class R5     100.00%
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2010                   RiverSource Investments                   Class R2     100.00%              --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       13.40%              --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       98.55%              --
                                      ------------------------------------------------------------------------------------------
                                       In-Core, Decatur, GA                      Class A       12.42%              --
                                      ------------------------------------------------------------------------------------------
                                       Jagdish N. and Madhuri J. Sheth,          Class A       12.19%              --
                                       Atlanta, GA
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2015                   RiverSource Investments                   Class R2     100.00%              --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       In-Core, Decatur, GA                      Class A        7.58%              --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        7.31%              --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       99.20%              --
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2020                   RiverSource Investments                   Class R2     100.00%              --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       99.37%              --
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2025                   RiverSource Investments                   Class R2     100.00%              --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       99.43%              --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                     Page 171




                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                   RiverSource Investments                   Class R2     100.00%              --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       99.37%              --
                                      ------------------------------------------------------------------------------------------
                                       John C. Bukowski, Suffern, NY             Class A       17.47%              --
                                      ------------------------------------------------------------------------------------------
                                       Stephen T. and Teresa T. Bockian,         Class A        5.27%              --
                                       Orlando, FL
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2035                   RiverSource Investments                   Class R2     100.00%              --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       98.51%              --
                                      ------------------------------------------------------------------------------------------
                                       Gary L. and Karen L. Fournier,            Class A       11.08%              --
                                       Vicksburg, MS
                                      ------------------------------------------------------------------------------------------
                                       Richard and Stefanie A. Nelson, Hot       Class A        7.93%              --
                                       Springs, SD
                                      ------------------------------------------------------------------------------------------
                                       William Crossen, Tuckahoe, NY             Class A        6.53%              --
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2040                   RiverSource Investments                   Class R2     100.00%              --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       97.06%              --
--------------------------------------------------------------------------------------------------------------------------------

Retirement Plus 2045                   RiverSource Investments                   Class R2     100.00%              --
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       97.29%              --
                                      ------------------------------------------------------------------------------------------
                                       Anthony D. And Rebecca H. Marken,         Class A        5.96%              --
                                       Lexington, MA
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                        RiverSource Investments                   Class R2      52.98%              --
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.94%              --
                                       Inc. (American Enterprise Investment
                                       Services)  Minneapolis, MN
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        9.51%              --
                                                                                 Class R4      79.90%
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities Inc.                        Class R4      20.05%              --
                                      ------------------------------------------------------------------------------------------
                                       ING Life Insurance and Annuity (ING),     Class R2      47.02%              --
                                       Hartford, CT
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I       11.04%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I       42.91%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       42.52%              --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                     Page 172





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth             RiverSource Investments                   Class R2       5.96%              --
                                                                                 Class R3     100.00%
                                                                                 Class R4      12.33%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class R4      82.97%              --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities (GWFS Equities), Greenwood  Class R2      94.04%              --
                                       Village, CO
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith, Inc. (MLP Fenner &    Class C       11.01%              --
                                       Smith), Jacksonville, FL
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.74%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       22.22%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.86%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.83%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.77%              --
--------------------------------------------------------------------------------------------------------------------------------

Partners Fundamental Value             Charles Schwab                            Class A       14.29%              --
                                                                                 Class R4      98.39%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.73%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       22.30%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.87%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.86%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.69%              --
--------------------------------------------------------------------------------------------------------------------------------

Partners Select Value                  RiverSource Investments                   Class R4      14.56%              --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        7.07%              --
                                                                                 Class R4      85.44%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.74%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       22.22%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.84%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.86%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.76%              --
--------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Equity              RiverSource Investments                   Class I      100.00%              --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        7.52%              --
                                                                                 Class R4       8.69%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      90.97%              --
--------------------------------------------------------------------------------------------------------------------------------

Partners Small Cap Value               Charles Schwab                            Class A       14.80%              --
                                                                                 Class R4      93.84%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.62%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       22.13%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       32.04%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.78%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.79%              --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R3      56.42%              --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life Insurance Company           Class R2      99.11%              --
                                       (Hartford Life),
                                       Weatogue, CT                              Class R3      43.58%
                                      ------------------------------------------------------------------------------------------
                                       JPMorgan Chase Bank, Kansas City, MO      Class R5      99.96%              --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                     Page 173





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S.                    Charles Schwab                            Class A       11.76%              --
                                      ------------------------------------------------------------------------------------------
Government                             GWFS Equities                             Class R4      17.39%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Conservative Fund       Class I       29.71%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       15.82%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate aggressive     Class I       22.71%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I       31.76%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      81.54%              --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class W      100.00%              --
--------------------------------------------------------------------------------------------------------------------------------

U.S. Government Mortgage               Charles Schwab                            Class A       18.44%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I       38.42%           56.31%(a)
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I       12.55%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       49.03%              --
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank, Minneapolis, MN         Class R4      99.88%              --
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                   RiverSource Investments                   Class R2     100.00%              --
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       23.09%              --
                                                                                 Class R4     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I       13.95%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I       14.25%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       34.77%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I        6.91%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I        8.28%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       11.66%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I        7.46%              --
--------------------------------------------------------------------------------------------------------------------------------

Real Estate                            RiverSource Investments                   Class R4      10.36%           53.84%(a)
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       13.17%              --
                                                                                 Class R4      89.64%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I        7.92%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       13.20%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       25.18%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       27.58%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.33%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       11.69%              --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                     Page 174




                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------------
Cash Management                        Charles Schwab                            Class A        5.96%              --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R5     100.00%              --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.94%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I       33.15%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       27.47%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Conservative Fund       Class I       12.00%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I       11.40%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I        5.65%              --
                                      ------------------------------------------------------------------------------------------
                                       Russell P. and Janice K. Costanza,        Class C        6.42%              --
                                       Sodus, MI
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y       94.86%              --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class Y        5.14%              --
--------------------------------------------------------------------------------------------------------------------------------

Disciplined Equity                     RiverSource Investments                   Class R2     100.00%              --
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.99%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I        7.06%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       10.50%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I        9.53%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       11.43%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       16.15%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       10.23%              --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      99.44%              --
--------------------------------------------------------------------------------------------------------------------------------

Disciplined Small and                  RiverSource Investments                   Class A       45.76%           57.55%(a)
Mid Cap Equity                                                                   Class R4      83.04%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       11.38%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       13.93%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       19.04%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       12.18%              --
                                      ------------------------------------------------------------------------------------------
                                       Retirement Plus Fund 2025                 Class I        6.06%              --
                                      ------------------------------------------------------------------------------------------
                                       Retirement Plus Fund 2030                 Class I        5.69%              --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.79%              --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       10.42%              --
                                                                                 Class R4      16.96%
                                      ------------------------------------------------------------------------------------------
                                       Deanna L. Rose, Punta Gorda, Fl           Class C        8.49%              --
                                      ------------------------------------------------------------------------------------------
                                       William E. and MaryLou K. Carroll, Punta  Class C       11.48%              --
                                       Gorda, Fl
                                      ------------------------------------------------------------------------------------------
                                       Mary Ruth Neal, Sacramento, CA            Class C        5.38%              --
                                      ------------------------------------------------------------------------------------------
                                       Don M. and Barbara A. Warner, Fair Oaks,  Class C        5.06%              --
                                       CA
                                      ------------------------------------------------------------------------------------------
                                       Antim G. and Sonal A Shah, Springfield,   Class C        5.01%              --
                                       VA

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                     Page 175




                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value            RiverSource Investments                   Class A       67.37%           86.60%
                                                                                 Class C        9.20%
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Joanne and David J. Thorpe, Lakeville,    Class B        8.77%              --
                                       MA
                                      ------------------------------------------------------------------------------------------
                                       John A. and Dawn M. Gettman, Beaumont,    Class B        7.50%              --
                                       CA
                                      ------------------------------------------------------------------------------------------
                                       Neil Van Slyke, Rochester, NY             Class B        5.08%              --
                                      ------------------------------------------------------------------------------------------
                                       Sanford A. Greentree, Westlake VLG, CA    Class C       28.37%              --
                                      ------------------------------------------------------------------------------------------
                                       Keith and Sandra Crowell, Huntersville,   Class C       19.41%              --
                                       NC
                                      ------------------------------------------------------------------------------------------
                                       Bea Vande Merwe, Salt Lake City, UT       Class C       12.96%              --
                                      ------------------------------------------------------------------------------------------
                                       Richard T. Castiano, Fort Myers, FL       Class C       11.18%              --
                                      ------------------------------------------------------------------------------------------
                                       Matthew M. Harrison, Richmond, IN         Class C        6.92%              --
                                      ------------------------------------------------------------------------------------------
                                       Timothy E. Releford, New York, NY         Class C        6.06%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I       34.91%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I       26.71%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       38.34%              --
--------------------------------------------------------------------------------------------------------------------------------

Floating Rate                          RiverSource Investments                   Class W      100.00%           37.41%(a)
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------

                                       Income Builder Basic Income               Class I       11.75%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I       29.59%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       47.73%              --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       46.63%              --
                                                                                 Class R4      95.13%
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C        6.46%              --
--------------------------------------------------------------------------------------------------------------------------------

Growth                                 RiverSource Investments                   Class R2     100.00%              --
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        5.99%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.62%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       22.40%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.53%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.78%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       20.08%              --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      42.87%              --
                                      ------------------------------------------------------------------------------------------
                                       Ameriprise Trust Company                  Class R4      51.99%              --
--------------------------------------------------------------------------------------------------------------------------------

Income Opportunities                   Charles Schwab                            Class A       14.09%              --
                                                                                 Class R4      93.46%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       14.67%           25.94%(a)
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       41.16%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       35.94%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        8.21%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Life Insurance Company        Class R4       6.54%              --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                     Page 176




                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities         RiverSource Life Insurance Company        Class R4      26.67%           42.88%(a)
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       11.24%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I        5.50%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I        6.68%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       26.84%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       29.28%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        8.17%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       35.37%              --
                                                                                 Class R4      26.55%
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R4       5.02%              --
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital Bank MSCS (Matrix          Class R4      41.76%              --
                                       Capital), Denver, Co
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.98%              --
--------------------------------------------------------------------------------------------------------------------------------

Large Cap Equity                       RiverSource Investments                   Class R2     100.00%              --
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.58%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       22.41%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.61%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.77%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       20.03%              --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      99.85%              --
--------------------------------------------------------------------------------------------------------------------------------

Large Cap Value                        RiverSource Investments                   Class R2     100.00%              --
                                                                                 Class R3     100.00%
                                                                                 Class R4      39.10%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       10.18%              --
                                                                                 Class R4      60.90%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.52%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       22.76%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.69%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.77%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.56%              --
                                      ------------------------------------------------------------------------------------------
                                       Patricia J. King Graham, Lakeview, AR     Class C        5.11%              --
                                      ------------------------------------------------------------------------------------------
                                       Columbia 529 Plan, Boston, MA             Class A        5.07%              --
--------------------------------------------------------------------------------------------------------------------------------

Limited Duration Bond                  RiverSource Investments                   Class R4     100.00%           60.07%(a)
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I       56.50%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Conservative Fund       Class I       43.50%              --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       18.86%              --
                                      ------------------------------------------------------------------------------------------
                                       John W. and Cecelia E. Kramar, Hacienda   Class C       17.03%              --
                                       Heights, CA
                                      ------------------------------------------------------------------------------------------
                                       Mary Loretta Jacobsmeyer, Riverside, CA   Class C        7.78%              --
                                      ------------------------------------------------------------------------------------------
                                       Michael N. Stanley, Palm Springs, CA      Class C        8.16%              --
                                      ------------------------------------------------------------------------------------------
                                       Rita R. and Lawrence E. Dale, Barstow,    Class C        6.50%              --
                                       CA
                                      ------------------------------------------------------------------------------------------
                                       Bernard C. and Denise M. Asbell,          Class C        5.70%              --
                                       Riverside, CA

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                     Page 177





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                  Linda A. Wochnik, Sierra Madre, CA        Class B        5.01%              --
--------------------------------------------------------------------------------------------------------------------------------

Diversified Bond                       RiverSource Investments                   Class R2     100.00%              --
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W       99.97%              --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        7.72%              --
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets, Owings Mills,   Class C       26.98%              --
                                       MD
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I        5.92%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       40.79%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       21.02%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I       12.46%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      96.96%              --
Minnesota Tax-Exempt                   None                                      None             N/A              --
--------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                    Charles Schwab                            Class A        8.47%              --
                                      ------------------------------------------------------------------------------------------
                                       Joan Sabbatini, E. Northport, NY          Class B        8.19%              --
                                      ------------------------------------------------------------------------------------------
                                       Ena S. Ryan, Brooklyn, NY                 Class C        8.64%              --
                                      ------------------------------------------------------------------------------------------
                                       Ottoviano Asarese, Buffalo, NY            Class C        6.00%              --
--------------------------------------------------------------------------------------------------------------------------------

FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------------
Balanced                               MLP Fenner & Smith                        Class C        9.91%              --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      99.96%              --
--------------------------------------------------------------------------------------------------------------------------------

Disciplined Large Cap Growth           RiverSource Investments                   Class R2     100.00%           84.96%(a)
                                                                                 Class R3     100.00%
                                                                                 Class R4      34.24%
                                                                                 Class R5     100.00%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       16.76%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       20.85%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       27.61%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        5.59%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.18%              --
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital                            Class R4      65.76%              --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        8.85%              --
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C       66.35%              --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                     Page 178





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value            RiverSource Investments                   Class B       36.84%           98.09(a)
                                                                                 Class C      100.00%
                                                                                 Class I       17.75%
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I       30.20%              --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I       29.87%              --
                                      ------------------------------------------------------------------------------------------
                                       Disciplined Asset Allocation Portfolios   Class I        6.06%              --
                                       Moderate
                                      ------------------------------------------------------------------------------------------
                                       Paul W. Eastman, Dublin, OH               Class A       25.80%              --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       23.18%              --
                                      ------------------------------------------------------------------------------------------
                                       Ronald E. and Patricia S. Leithe, Cary,   Class A       12.12%              --
                                       NC
                                      ------------------------------------------------------------------------------------------
                                       Josph E. and Sonya M. Landholm, Sedona,   Class A       10.08%              --
                                       AZ
                                      ------------------------------------------------------------------------------------------
                                       Ralph and Carol Sievert, Appleton, WI     Class A        7.62%              --
                                      ------------------------------------------------------------------------------------------
                                       Tseng-Yen Yen, Fullerton, CA              Class B       42.60%              --
                                      ------------------------------------------------------------------------------------------
                                       Rita S. Mall, Wyncote, PA                 Class B       20.56%              --
--------------------------------------------------------------------------------------------------------------------------------

Diversified Equity Income              Charles Schwab                            Class A       25.97%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.19%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       23.08%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.33%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.07%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.37%              --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life                             Class R2      74.50%              --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Securities Distribution Company  Class R2       6.00%              --
                                       Inc., Hartford, CT
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R3      84.53%              --
                                                                                 Class R4      11.39%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R2      13.87%              --
                                                                                 Class R3       8.11%
                                                                                 Class R4      35.07%
                                                                                 Class R5      22.97%
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank                          Class R4      27.91%              --
                                      ------------------------------------------------------------------------------------------
                                       American Century Investments, Kansas      Class R4       6.24%              --
                                       City, MO
                                      ------------------------------------------------------------------------------------------
                                       ING                                       Class R4      13.19%              --
                                                                                 Class R5      39.87%
                                      ------------------------------------------------------------------------------------------
                                       Ameriprise Trust Company                  Class R5      11.76%              --
                                      ------------------------------------------------------------------------------------------
                                       Taynik & Co., Boston, MA                  Class R5       9.07%              --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class W      100.00%              --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                     Page 179




                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                          Charles Schwab                            Class A       34.32%              --
                                                                                 Class R5       8.42%
                                      ------------------------------------------------------------------------------------------
                                       Prudential Investment Management          Class A       12.85%              --
                                       Services LLC, Newark, NJ
                                      ------------------------------------------------------------------------------------------
                                       MLP Fenner & Smith                        Class C       18.24%              --
                                      ------------------------------------------------------------------------------------------
                                       Citigroup Global Markets, Owings Mills,   Class C        5.56%              --
                                       MD
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I       18.10%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       23.36%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       31.01%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.14%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.35%              --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life                             Class R2      81.55%              --
                                                                                 Class R3      12.83%
                                      ------------------------------------------------------------------------------------------
                                       JP Morgan Chase Bank, New York NY         Class R3      15.80%              --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R3      34.97%              --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R3       9.90%              --
                                                                                 Class R4      18.81%
                                      ------------------------------------------------------------------------------------------
                                       ING                                       Class R3       8.27%              --
                                                                                 Class R4      20.24%
                                                                                 Class R5      17.33%
                                      ------------------------------------------------------------------------------------------
                                       John Hancock Life Insurance Company,      Class R4      25.79%              --
                                       Buffalo, NY
                                      ------------------------------------------------------------------------------------------
                                       NFS LLC FEBO, Chicago, IL                 Class R5      28.65%              --
                                      ------------------------------------------------------------------------------------------
                                       PIMS/Prudential Retirement, Greenville,   Class R5      16.80%              --
                                       SC
                                      ------------------------------------------------------------------------------------------
                                       Standard Insurance Company, Portland, OR  Class R5      10.61%              --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class W      100.00%              --
--------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                   Charles Schwab                            Class A       11.51%              --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class I      100.00%              --
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      59.42%              --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class R4      39.07%              --
--------------------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation            Charles Schwab                            Class A       26.98%              --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class A       14.28%              --
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R4     100.00%
                                                                                 Class R5     100.00%

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - April 1, 2009                     Page 180





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency Income        RiverSource Investments                   Class R4      46.97%           28.54%(a)
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I        8.72%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I        9.93%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       21.85%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       21.69%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I        8.43%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        8.61%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise                       Class W       99.96%              --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A       70.04%              --
                                                                                 Class R4      53.03%
                                      ------------------------------------------------------------------------------------------

                                       MLP Fenner & Smith                        Class C        5.79%              --
--------------------------------------------------------------------------------------------------------------------------------

Disciplined International Equity       RiverSource Investments                   Class R2     100.00%              --
                                                                                 Class R3     100.00%
                                                                                 Class R4       8.27%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------

                                       Income Builder Enhanced Income            Class I        9.01%              --
                                      ------------------------------------------------------------------------------------------

                                       Income Builder Moderate Income            Class I       10.16%              --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Aggressive Fund         Class I        9.80%              --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Fund           Class I       11.96%              --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Aggressive     Class I       16.42%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Total Equity Fund       Class I       10.56%              --
                                      ------------------------------------------------------------------------------------------

                                       American Enterprise Investment Services,  Class W       99.96%              --
                                       Inc.
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       12.93%              --
                                                                                 Class R4      91.73%
                                      ------------------------------------------------------------------------------------------

                                       Daniel and Linda Miklovic, St. Louis, MO  Class C        5.17%              --
--------------------------------------------------------------------------------------------------------------------------------

Emerging Markets Bond                  Income Builder Enhanced Income            Class I       34.35%           35.11%(a)
                                      ------------------------------------------------------------------------------------------

                                       Income Builder Moderate Income            Class I       35.29%              --
                                      ------------------------------------------------------------------------------------------

                                       Income Builder Basic Income               Class I        9.81%              --
                                      ------------------------------------------------------------------------------------------

                                       RiverSource Investments                   Class R4      46.85%              --
                                      ------------------------------------------------------------------------------------------

                                       American Enterprise Investment Services,  Class W       99.98%              --
                                       Inc.
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       13.44%              --
                                                                                 Class R4      27.12%
                                      ------------------------------------------------------------------------------------------

                                       Matrix Capital                            Class R4      26.03%              --
                                      ------------------------------------------------------------------------------------------

                                       Muhammad A. Ali, Twn and Cntry, MO        Class C        6.62%              --
                                      ------------------------------------------------------------------------------------------

                                       Brenda L. Ruiz, Lake Mary, FL             Class C        5.77%              --
--------------------------------------------------------------------------------------------------------------------------------

Global Bond                            Income Builder Enhanced Income            Class I        5.55%           32.63%(a)
                                      ------------------------------------------------------------------------------------------

                                       Income Builder Moderate Income            Class I        5.64%              --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Fund           Class I       34.08%              --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Aggressive     Class I       30.07%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Conservative   Class I        9.23%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       American Enterprise Investment Services,  Class W       99.94%              --
                                       Inc.
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       13.23%              --
                                                                                 Class R4     100.00%

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                     Page 181





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Global Technology                      RiverSource Investments                   Class I      100.00%              --
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       12.08%              --
                                                                                 Class R4      99.65%
--------------------------------------------------------------------------------------------------------------------------------

Partners International Select Growth   Charles Schwab                            Class A       15.31%           41.23%
                                                                                 Class R4      82.82%
                                      ------------------------------------------------------------------------------------------

                                       New York Life Trust Company               Class R4      13.64%              --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Aggressive Fund         Class I       18.58%              --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Fund           Class I       22.88%              --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Aggressive     Class I       31.47%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Conservative   Class I        5.57%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Total Equity Fund       Class I       19.79%              --
--------------------------------------------------------------------------------------------------------------------------------

Partners International Select Value    Charles Schwab                            Class A       17.27%              --
                                                                                 Class R4      99.14%
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Aggressive Fund         Class I       18.71%              --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Fund           Class I       22.73%              --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Aggressive     Class I       31.10%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Conservative   Class I        5.64%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Total Equity Fund       Class I       20.12%              --
--------------------------------------------------------------------------------------------------------------------------------

Partners International Small Cap       Portfolio Builder Aggressive Fund         Class I       19.06%           30.16%(a)
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Fund           Class I       23.14%              --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Aggressive     Class I       31.63%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Conservative   Class I        5.81%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Total Equity Fund       Class I       18.64%              --
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       13.66%
                                      ------------------------------------------------------------------------------------------

                                       Massachusetts Mutual Life Insurance Co.   Class R4      96.79%              --
                                       Springfield, MA
--------------------------------------------------------------------------------------------------------------------------------

Threadneedle Emerging Markets          Charles Schwab                            Class A       13.95%              --
                                                                                 Class R4      87.24%
                                      ------------------------------------------------------------------------------------------

                                       RiverSource Investments                   Class I      100.00%              --
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------

                                       Wachovia Bank                             Class R4      12.76%              --
--------------------------------------------------------------------------------------------------------------------------------

Threadneedle European Equity           RiverSource Investments                   Class I      100.00%              --
                                                                                 Class R4      17.97%
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       10.98%              --
                                                                                 Class R4      82.03%
                                      ------------------------------------------------------------------------------------------

                                       Marilyn O. Matthews, Pasadena, CA         Class C        5.31%              --
--------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Equity             RiverSource Investments                   Class I      100.00%              --
                                                                                 Class R2      98.46%
                                                                                 Class R3     100.00%
                                                                                 Class R5     100.00%
                                                                                 Class W      100.00%
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       12.95%              --
                                      ------------------------------------------------------------------------------------------

                                       GWFS Equities Inc.                        Class R4       5.35%              --
                                      ------------------------------------------------------------------------------------------

                                       Wachovia Bank                             Class R4      90.82%              --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                     Page 182





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income      RiverSource Investments                   Class C        6.40%           29.58%(a)
                                                                                 Class I      100.00%
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R4      83.38%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       20.16%              --
                                                                                 Class R4      16.62%
                                      ------------------------------------------------------------------------------------------

                                       Janet K. Zimmer, Warsaw, IN               Class C       24.03%              --
                                      ------------------------------------------------------------------------------------------

                                       Michael A. Streiber, Mount Airy, MD       Class C       11.24%              --
                                      ------------------------------------------------------------------------------------------

                                       Alfred T. Hockenmaier, North Hills, CA    Class C        9.72%              --
                                      ------------------------------------------------------------------------------------------

                                       Sandra H. Norene, Rio Oso, CA             Class C        7.99%              --
                                      ------------------------------------------------------------------------------------------

                                       Steven A. and Melissa D. Stiles,          Class C        7.05%              --
                                       Roanoke, VA
                                      ------------------------------------------------------------------------------------------

                                       Louis M. and Shirli A. Nagy, Ventura, CA  Class C        5.93%              --
--------------------------------------------------------------------------------------------------------------------------------

Threadneedle Global Extended Alpha     RiverSource Investments                   Class C        7.38%           57.92%(a)
                                                                                 Class I      100.00%
                                                                                 Class R2     100.00%
                                                                                 Class R3     100.00%
                                                                                 Class R4      30.07%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       66.08%              --
                                                                                 Class R4      69.93%
                                      ------------------------------------------------------------------------------------------

                                       Michael and Marissa Jenkinson, Burke, VA  Class C       17.59%              --
                                      ------------------------------------------------------------------------------------------

                                       Michael Selig, Arlington, VA              Class C       11.38%              --
                                      ------------------------------------------------------------------------------------------

                                       Poonam and Pradeep Singh, McLean, VA      Class C       10.72%              --
                                      ------------------------------------------------------------------------------------------

                                       Michael and Kristin L. Elder,             Class C        9.76%              --
                                       Alexandria, VA
                                      ------------------------------------------------------------------------------------------

                                       Steven R. and Wendy L. Person, Atlanta,   Class C        9.53%              --
                                       GA
                                      ------------------------------------------------------------------------------------------

                                       Jennifer S. Carter, Washington, D.C.      Class C        8.76%              --
--------------------------------------------------------------------------------------------------------------------------------

Threadneedle International             RiverSource Investments                   Class R2     100.00%              --
Opportunity                                                                      Class R3     100.00%
                                                                                 Class R5     100.00%
                                      ------------------------------------------------------------------------------------------

                                       Charles Schwab                            Class A       10.09%              --
                                                                                 Class R4      84.55%
                                      ------------------------------------------------------------------------------------------

                                       Matrix Capital                            Class R4      14.22%              --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Aggressive Fund         Class I       18.90%              --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Fund           Class I       22.66%              --
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Aggressive     Class I       31.25%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Moderate Conservative   Class I        5.81%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------

                                       Portfolio Builder Total Equity Fund       Class I       19.70%              --

--------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - April 1, 2009                     Page 183




                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax Exempt                Charles Schwab                            Class A        7.21%              --
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                         Portfolio Builder Aggressive Fund         Class I       18.26%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I       23.37%              --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I       30.84%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I        6.00%              --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I       19.56%              --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4      78.73%              --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R4      12.28%              --
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                        None                                      N/A              N/A             N/A
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                 None                                      N/A              N/A             N/A
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                Lawrence Garner, Woodstock, GA and        Class A        6.67%              --
                                       Ronald J. Garner, Wyckoff, NJ
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A        6.25%              --
--------------------------------------------------------------------------------------------------------------------------------



(a) Combination of all share classes of RiverSource Investments initial capital and affiliated funds-of-funds' investments in Class I shares.


A fund may serve as an underlying investment of funds-of-funds that principally invest in shares of other funds in the RiverSource Family of Funds (the underlying funds). The underlying funds and the funds-of-funds share the same officers, Board members, and investment manager, RiverSource Investments. The funds-of-funds do not invest in an underlying fund for the purpose of exercising management or control; however, from time to time, investments by the funds-of-funds in a fund may represent a significant portion of a fund. Because the funds-of-funds may own a substantial portion of the shares of a fund, procedures have been put into place to assure that public shareholders will determine the outcome of all actions taken at underlying fund shareholder meetings. In proxy voting, the funds-of-funds will vote on each proposal in the same proportion that other shareholders vote on the proposal.


In addition, RiverSource Investments or an affiliate may own shares of a fund as a result of an initial capital investment at the inception of the fund or class. To the extent RiverSource Investments, as manager of the funds-of-funds, may be deemed a beneficial owner of the shares of an underlying fund held by the funds-of-funds, and such shares, together with any initial capital investment by RiverSource Investments or an affiliate, represent more than 25% of a fund, RiverSource Investments and its affiliated companies may be deemed to control the fund.

INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendant's motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on Aug. 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions


Statement of Additional Information - April 1, 2009                     Page 184








of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Family of Fund's Board of Directors/Trustees.



On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J.&W. Seligman & Co., Inc. ("Seligman"). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the "Seligman Funds"); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York ("NYAG"). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc., (which is now known as RiverSource Fund Distributor Inc.,) relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.



In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian
T. Zino (collectively, the "Seligman Parties"), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.


Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements for the fiscal years ended July 31, 2007 or later contained in a fund's Annual Report were audited by the independent registered public accounting firm, Ernst & Young LLP, 220 South 6th Street, Suite 1400, Minneapolis,


Statement of Additional Information - April 1, 2009                     Page 185




MN 55402. The information for periods ended on or before June 30, 2007 was audited by other auditors. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the funds.



Statement of Additional Information - April 1, 2009                     Page 186




                                                                      APPENDIX A

                             DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS.
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

   - Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

   - Nature of and provisions of the obligation.

   - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE
Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.



Statement of Additional Information - April 1, 2009                          A-1




Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS
Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements - their future cannot be considered as well- assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH'S LONG-TERM DEBT RATINGS
Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

INVESTMENT GRADE
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.



Statement of Additional Information - April 1, 2009                          A-2




AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS
A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS
An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.



Statement of Additional Information - April 1, 2009                          A-3




Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S SHORT-TERM MUNI BONDS AND NOTES
Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

FITCH'S SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The


Statement of Additional Information - April 1, 2009                          A-4




short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.



Statement of Additional Information - April 1, 2009                          A-5




                                                                      APPENDIX B

                             STATE TAX-EXEMPT FUNDS
                               STATE RISK FACTORS

California Tax-Exempt Fund, Minnesota Tax-Exempt Fund and New York Tax-Exempt Fund invest primarily in the municipal securities issued by a single state and political sub-divisions that state. Each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax- exempt investments will be significantly greater than that of more geographically diversified funds, which may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the Fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. In addition, a Fund may concentrate in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a fund's shares to change more than the values of funds' shares that invest in more diversified investments. The yields on the securities in which the Fund invests generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to such factors, geographically concentrated securities will experience particular sensitivity to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

Certain events may adversely affect all investments within a particular market segment of the market. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, legislation or court decisions, or lower demand for the services or products provided by a particular market segment. Investing mostly in state-specific tax-exempt investments makes the Fund more vulnerable to that state's economy and to factors affecting tax-exempt issuers in that state than would be true for more geographically diversified funds. These risks include, among others:

    - the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

    - natural disasters and ecological or environmental concerns;

    - the introduction of constitutional or statutory limits on a tax-exempt issuer's ability to raise revenues or increase taxes;

    - the inability of an issuer to pay interest on or repay principal or securities in which the funds invest during recessionary periods; and

    - economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

More information about state specific risks may be available from official state resources.


Statement of Additional Information - April 1, 2009                          B-1




                                                                      APPENDIX C

                               S&P 500 INDEX FUND

                 ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



Statement of Additional Information - April 1, 2009                          C-1




                                                                      APPENDIX D

                                 SELIGMAN FUNDS



SELIGMAN CAPITAL FUND, INC.
SELIGMAN CASH MANAGEMENT FUND, INC.
SELIGMAN COMMON STOCK FUND, INC.
SELIGMAN COMMUNICATIONS AND INFORMATION FUND,
  INC.
SELIGMAN CORE FIXED INCOME FUND, INC.
SELIGMAN FRONTIER FUND, INC.
SELIGMAN GLOBAL FUND SERIES, INC.
  Seligman Emerging Markets Fund
  Seligman Global Smaller Companies Fund
  Seligman Global Growth Fund
  Seligman Global Technology Fund
  Seligman International Growth Fund
SELIGMAN GROWTH FUND, INC.
SELIGMAN HIGH INCOME FUND SERIES
  Seligman U.S. Government Securities Fund
  Seligman High-Yield Fund
SELIGMAN INCOME AND GROWTH FUND, INC.
SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.
  Seligman LaSalle Global Real Estate Fund
  Seligman LaSalle Monthly Dividend Real
     Estate Fund
SELIGMAN MUNICIPAL FUND SERIES, INC.
  Seligman National Municipal Class
  Seligman Colorado Municipal Class
  Seligman Georgia Municipal Class
  Seligman Louisiana Municipal Class
  Seligman Maryland Municipal Class
  Seligman Massachusetts Municipal Class
  Seligman Michigan Municipal Class
  Seligman Minnesota Municipal Class
  Seligman Missouri Municipal Class
  Seligman New York Municipal Class
  Seligman Ohio Municipal Class
  Seligman Oregon Municipal Class
  Seligman South Carolina Municipal Class
SELIGMAN MUNICIPAL SERIES TRUST
  Seligman California Municipal High Yield
     Series
  Seligman California Municipal Quality Series
  Seligman Florida Municipal Series
  Seligman North Carolina Municipal Series
SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.
SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES
SELIGMAN PORTFOLIOS, INC.
  Seligman Capital Portfolio
  Seligman Cash Management Portfolio
  Seligman Common Stock Portfolio
  Seligman Communications and Information
     Portfolio
  Seligman Global Technology Portfolio
  Seligman International Growth Portfolio
  Seligman Investment Grade Fixed Income
     Portfolio
  Seligman Large-Cap Value Portfolio
  Seligman Smaller-Cap Value Portfolio
SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.
  Seligman TargETFund 2045
  Seligman TargETFund 2035
  Seligman TargETFund 2025
  Seligman TargETFund 2015
  Seligman TargETFund Core
SELIGMAN ASSET ALLOCATION SERIES, INC.
  Seligman Asset Allocation Aggressive Growth
     Fund
  Seligman Asset Allocation Balanced Fund
  Seligman Asset Allocation Growth Fund
  Seligman Asset Allocation Moderate Growth
     Fund
SELIGMAN VALUE FUND SERIES, INC.
  Seligman Large-Cap Value Fund
  Seligman Smaller-Cap Value Fund
SELIGMAN LASALLE INTERNATIONAL REAL ESTATE
  FUND, INC.
SELIGMAN SELECT MUNICIPAL FUND, INC.
TRI-CONTINENTAL CORPORATION




                                                                S-6500 AW (4/09)




Statement of Additional Information - April 1, 2009                          D-1

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Conservative Fund
JAN. 31, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (18.3%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (0.9%)
RiverSource Dividend Opportunity Fund                   337,619            $1,715,105
-------------------------------------------------------------------------------------

INTERNATIONAL (4.5%)
RiverSource Disciplined International Equity
 Fund                                                   210,183             1,027,795
RiverSource Partners International Select
 Growth Fund                                            679,015             2,906,183
RiverSource Partners International Select
 Value Fund                                             672,394(b)          2,783,710
RiverSource Partners International Small Cap
 Fund                                                    94,202(b)            344,780
Threadneedle International Opportunity Fund             317,407             1,834,614
                                                                      ---------------
Total                                                                       8,897,082
-------------------------------------------------------------------------------------

REAL ESTATE (1.3%)
RiverSource Real Estate Fund                            454,984             2,652,556
-------------------------------------------------------------------------------------

U.S. LARGE CAP (8.6%)
RiverSource Disciplined Equity Fund                     887,306(b)          3,194,303
RiverSource Disciplined Large Cap Growth Fund           516,542             2,923,629
RiverSource Diversified Equity Income Fund              592,613             3,697,902
RiverSource Growth Fund                                 237,725             3,879,664
RiverSource Large Cap Equity Fund                       234,711               617,291
RiverSource Large Cap Value Fund                         84,720               217,731
RiverSource Partners Fundamental Value Fund             827,804             2,591,027
                                                                      ---------------
Total                                                                      17,121,547
-------------------------------------------------------------------------------------

U.S. MID CAP (2.2%)
RiverSource Mid Cap Growth Fund                         195,961(b)          1,113,058
RiverSource Mid Cap Value Fund                          160,743               696,016
RiverSource Partners Aggressive Growth Fund             277,270(b)          1,516,667
RiverSource Partners Select Value Fund                  339,249               963,468
                                                                      ---------------
Total                                                                       4,289,209
-------------------------------------------------------------------------------------

U.S. SMALL CAP (0.7%)
RiverSource Partners Small Cap Growth Fund              272,342(b)            653,620
RiverSource Partners Small Cap Value Fund               241,492(b)            700,327
                                                                      ---------------
Total                                                                       1,353,947
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                             44,339               228,346
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $57,202,163)                                                       $36,257,792
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (69.8%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (3.9%)
RiverSource Global Bond Fund                          1,257,439            $7,645,228
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.8%)
RiverSource Inflation Protected Securities
 Fund                                                 1,441,794            13,567,286
-------------------------------------------------------------------------------------

INVESTMENT GRADE (59.1%)
RiverSource Diversified Bond Fund                    10,512,681            46,045,543
RiverSource Limited Duration Bond Fund                5,355,077(c)         47,124,677
RiverSource Short Duration U.S. Government
 Fund                                                 5,267,994            23,969,372
                                                                      ---------------
Total                                                                     117,139,592
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $148,247,451)                                                     $138,352,106
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (5.0%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                          1,008,083            $9,980,021
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $9,849,919)                                                         $9,980,021
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (6.8%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     13,444,168           $13,444,168
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $13,444,168)                                                       $13,444,168
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $228,743,701)(d)                                                  $198,034,087
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 5 to the financial statements.

(d) At Jan. 31, 2009, the cost of securities for federal income tax purposes was $232,625,264 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                        $130,102
     Unrealized depreciation                                                     (34,721,279)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(34,591,177)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  57

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Conservative Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                    FAIR VALUE AT JAN. 31, 2009
                                                     ---------------------------------------------------------
                                                          LEVEL 1        LEVEL 2
                                                       QUOTED PRICES      OTHER        LEVEL 3
                                                         IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                        MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                          IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                        $198,034,087        $--           $--      $198,034,087





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
58  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Moderate Conservative Fund
JAN. 31, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (31.7%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (1.6%)
RiverSource Dividend Opportunity Fund                 1,021,113            $5,187,252
-------------------------------------------------------------------------------------

INTERNATIONAL (8.0%)
RiverSource Disciplined International Equity
 Fund                                                   631,824             3,089,617
RiverSource Partners International Select
 Growth Fund                                          2,049,916             8,773,641
RiverSource Partners International Select
 Value Fund                                           2,018,943(b)          8,358,425
RiverSource Partners International Small Cap
 Fund                                                   284,174(b)          1,040,078
Threadneedle International Opportunity Fund             956,074             5,526,105
                                                                      ---------------
Total                                                                      26,787,866
-------------------------------------------------------------------------------------

REAL ESTATE (1.3%)
RiverSource Real Estate Fund                            772,064             4,501,133
-------------------------------------------------------------------------------------

U.S. LARGE CAP (15.5%)
RiverSource Disciplined Equity Fund                   2,666,224             9,598,406
RiverSource Disciplined Large Cap Growth Fund         1,554,029             8,795,805
RiverSource Diversified Equity Income Fund            1,782,064            11,120,077
RiverSource Growth Fund                                 716,180            11,688,062
RiverSource Large Cap Equity Fund                       713,314             1,876,016
RiverSource Large Cap Value Fund                        251,018               645,115
RiverSource Partners Fundamental Value Fund           2,497,794             7,818,096
                                                                      ---------------
Total                                                                      51,541,577
-------------------------------------------------------------------------------------

U.S. MID CAP (3.9%)
RiverSource Mid Cap Growth Fund                         587,047(b)          3,334,425
RiverSource Mid Cap Value Fund                          477,773             2,068,757
RiverSource Partners Aggressive Growth Fund             848,559(b)          4,641,615
RiverSource Partners Select Value Fund                1,010,104             2,868,697
                                                                      ---------------
Total                                                                      12,913,494
-------------------------------------------------------------------------------------

U.S. SMALL CAP (1.2%)
RiverSource Partners Small Cap Growth Fund              842,420(b)          2,021,809
RiverSource Partners Small Cap Value Fund               714,314(b)          2,071,509
                                                                      ---------------
Total                                                                       4,093,318
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            131,497               677,212
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $176,545,038)                                                     $105,701,852
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (59.5%)
                                                       SHARES                VALUE(a)
FLOATING RATE (1.0%)
RiverSource Floating Rate Fund                          502,679            $3,292,545
-------------------------------------------------------------------------------------

GLOBAL BOND (5.3%)
RiverSource Global Bond Fund                          2,928,320            17,804,185
-------------------------------------------------------------------------------------

HIGH YIELD (4.6%)
RiverSource Income Opportunities Fund                 1,991,899(c)         15,257,944
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.9%)
RiverSource Inflation Protected Securities
 Fund                                                 2,443,116            22,989,722
-------------------------------------------------------------------------------------

INVESTMENT GRADE (41.7%)
RiverSource Diversified Bond Fund                    16,992,566            74,427,438
RiverSource Limited Duration Bond Fund                5,494,548(c)         48,352,026
RiverSource Short Duration U.S. Government
 Fund                                                 3,650,890            16,611,548
                                                                      ---------------
Total                                                                     139,391,012
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $215,066,311)                                                     $198,735,408
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (5.1%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                          1,708,784           $16,916,957
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $16,684,669)                                                       $16,916,957
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (3.7%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     12,364,293           $12,364,293
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $12,364,293)                                                       $12,364,293
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $420,660,311)(d)                                                  $333,718,510
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 5 to the financial statements.

(d) At Jan. 31, 2009, the cost of securities for federal income tax purposes was $428,119,470 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                        $232,288
     Unrealized depreciation                                                     (94,633,248)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(94,400,960)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  59

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Moderate Conservative Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                    FAIR VALUE AT JAN. 31, 2009
                                                     ---------------------------------------------------------
                                                          LEVEL 1        LEVEL 2
                                                       QUOTED PRICES      OTHER        LEVEL 3
                                                         IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                        MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                          IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                        $333,718,510        $--           $--      $333,718,510





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
60  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Moderate Fund
JAN. 31, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (46.3%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (2.3%)
RiverSource Dividend Opportunity Fund                 3,805,157           $19,330,197
-------------------------------------------------------------------------------------

INTERNATIONAL (11.9%)
RiverSource Disciplined International Equity
 Fund                                                 2,370,562            11,592,049
RiverSource Partners International Select
 Growth Fund                                          7,662,007(c)         32,793,388
RiverSource Partners International Select
 Value Fund                                           7,552,897(b)         31,268,993
RiverSource Partners International Small Cap
 Fund                                                 1,063,113(b,c)        3,890,995
Threadneedle International Opportunity Fund           3,582,027(c)         20,704,114
                                                                      ---------------
Total                                                                     100,249,539
-------------------------------------------------------------------------------------

REAL ESTATE (1.4%)
RiverSource Real Estate Fund                          1,995,498(c)         11,633,752
-------------------------------------------------------------------------------------

U.S. LARGE CAP (22.9%)
RiverSource Disciplined Equity Fund                   9,959,780            35,855,207
RiverSource Disciplined Large Cap Growth Fund         5,798,319(c)         32,818,485
RiverSource Diversified Equity Income Fund            6,664,208            41,584,656
RiverSource Growth Fund                               2,708,430            44,201,575
RiverSource Large Cap Equity Fund                     2,647,426             6,962,731
RiverSource Large Cap Value Fund                        912,218(c)          2,344,399
RiverSource Partners Fundamental Value Fund           9,340,924(c)         29,237,092
                                                                      ---------------
Total                                                                     193,004,145
-------------------------------------------------------------------------------------

U.S. MID CAP (5.7%)
RiverSource Mid Cap Growth Fund                       2,308,847(b)         13,114,252
RiverSource Mid Cap Value Fund                        1,795,850             7,776,032
RiverSource Partners Aggressive Growth Fund           3,061,676(b,c)       16,747,366
RiverSource Partners Select Value Fund                3,798,742            10,788,426
                                                                      ---------------
Total                                                                      48,426,076
-------------------------------------------------------------------------------------

U.S. SMALL CAP (1.8%)
RiverSource Partners Small Cap Growth Fund            3,113,428(b,c)        7,472,226
RiverSource Partners Small Cap Value Fund             2,685,542(b)          7,788,071
                                                                      ---------------
Total                                                                      15,260,297
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.3%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            477,983             2,461,614
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $667,040,249)                                                     $390,365,620
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (47.6%)
                                                       SHARES                VALUE(a)
FLOATING RATE (0.5%)
RiverSource Floating Rate Fund                          655,445            $4,293,165
-------------------------------------------------------------------------------------

GLOBAL BOND (7.2%)
RiverSource Global Bond Fund                          9,975,621(c)         60,651,773
-------------------------------------------------------------------------------------

HIGH YIELD (3.8%)
RiverSource Income Opportunities Fund                 4,225,837(c)         32,369,910
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (8.6%)
RiverSource Inflation Protected Securities
 Fund                                                 7,714,023(c)         72,588,958
-------------------------------------------------------------------------------------

INVESTMENT GRADE (27.5%)
RiverSource Diversified Bond Fund                    52,809,230(c)        231,304,425
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $435,896,517)                                                     $401,208,231
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (5.1%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                          4,349,447(c)        $43,059,528
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $42,475,868)                                                       $43,059,528
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.0%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                      7,965,418            $7,965,418
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $7,965,418)                                                         $7,965,418
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,153,378,052)(d)                                                $842,598,797
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 5 to the financial statements.

(d) At Jan. 31, 2009, the cost of securities for federal income tax purposes was $1,172,576,514 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                        $583,659
     Unrealized depreciation                                                    (330,561,376)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                               $(329,977,717)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  61

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Moderate Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                    FAIR VALUE AT JAN. 31, 2009
                                                     ---------------------------------------------------------
                                                          LEVEL 1        LEVEL 2
                                                       QUOTED PRICES      OTHER        LEVEL 3
                                                         IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                        MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                          IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                        $842,598,797        $--           $--      $842,598,797





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
62  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Moderate Aggressive Fund
JAN. 31, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (61.5%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (3.1%)
RiverSource Dividend Opportunity Fund                 4,855,981           $24,668,383
-------------------------------------------------------------------------------------

INTERNATIONAL (15.9%)
RiverSource Disciplined International Equity
 Fund                                                 3,004,872            14,693,823
RiverSource Partners International Select
 Growth Fund                                          9,747,093(c)         41,717,558
RiverSource Partners International Select
 Value Fund                                           9,593,311(b,c)       39,716,309
RiverSource Partners International Small Cap
 Fund                                                 1,353,696(b,c)        4,954,526
Threadneedle International Opportunity Fund           4,553,233(c)         26,317,688
                                                                      ---------------
Total                                                                     127,399,904
-------------------------------------------------------------------------------------

REAL ESTATE (1.4%)
RiverSource Real Estate Fund                          1,927,955(c)         11,239,977
-------------------------------------------------------------------------------------

U.S. LARGE CAP (30.6%)
RiverSource Disciplined Equity Fund                  12,664,978            45,593,923
RiverSource Disciplined Large Cap Growth Fund         7,382,781(c)         41,786,539
RiverSource Diversified Equity Income Fund            8,482,977            52,933,776
RiverSource Growth Fund                               3,426,079            55,913,605
RiverSource Large Cap Equity Fund                     3,384,259             8,900,602
RiverSource Large Cap Value Fund                      1,172,823(c)          3,014,156
RiverSource Partners Fundamental Value Fund          11,883,837(c)         37,196,410
                                                                      ---------------
Total                                                                     245,339,011
-------------------------------------------------------------------------------------

U.S. MID CAP (7.7%)
RiverSource Mid Cap Growth Fund                       3,033,114(b)         17,228,086
RiverSource Mid Cap Value Fund                        2,278,428             9,865,591
RiverSource Partners Aggressive Growth Fund           3,797,420(b,c)       20,771,889
RiverSource Partners Select Value Fund                4,831,631(c)         13,721,831
                                                                      ---------------
Total                                                                      61,587,397
-------------------------------------------------------------------------------------

U.S. SMALL CAP (2.4%)
RiverSource Partners Small Cap Growth Fund            3,965,937(b,c)        9,518,249
RiverSource Partners Small Cap Value Fund             3,407,418(b)          9,881,511
                                                                      ---------------
Total                                                                      19,399,760
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.4%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            614,798             3,166,211
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $866,280,389)                                                     $492,800,643
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (32.3%)
                                                       SHARES                VALUE(a)
FLOATING RATE (0.3%)
RiverSource Floating Rate Fund                          415,729            $2,723,027
-------------------------------------------------------------------------------------

GLOBAL BOND (7.2%)
RiverSource Global Bond Fund                          9,521,756(c)         57,892,276
-------------------------------------------------------------------------------------

HIGH YIELD (3.2%)
RiverSource Income Opportunities Fund                 3,324,480(c)         25,465,514
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (8.2%)
RiverSource Inflation Protected Securities
 Fund                                                 6,995,211(c)         65,824,939
-------------------------------------------------------------------------------------

INVESTMENT GRADE (13.4%)
RiverSource Diversified Bond Fund                    24,463,552           107,150,359
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $282,733,659)                                                     $259,056,115
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (5.2%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                          4,193,651(c)        $41,517,144
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $40,930,862)                                                       $41,517,144
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.0%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                      7,822,620            $7,822,620
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $7,822,620)                                                         $7,822,620
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,197,767,530)(d)                                                $801,196,522
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 5 to the financial statements.

(d) At Jan. 31, 2009, the cost of securities for federal income tax purposes was $1,216,350,685 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                        $586,282
     Unrealized depreciation                                                    (415,740,445)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                               $(415,154,163)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  63

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Moderate Aggressive Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                    FAIR VALUE AT JAN. 31, 2009
                                                     ---------------------------------------------------------
                                                          LEVEL 1        LEVEL 2
                                                       QUOTED PRICES      OTHER        LEVEL 3
                                                         IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                        MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                          IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                        $801,196,522        $--           $--      $801,196,522





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
64  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Aggressive Fund
JAN. 31, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (76.9%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (3.9%)
RiverSource Dividend Opportunity Fund                2,770,395            $14,073,607
-------------------------------------------------------------------------------------

INTERNATIONAL (20.0%)
RiverSource Disciplined International Equity
 Fund                                                1,715,496              8,388,776
RiverSource Partners International Select
 Growth Fund                                         5,566,801(c)          23,825,907
RiverSource Partners International Select
 Value Fund                                          5,475,744(b)          22,669,581
RiverSource Partners International Small Cap
 Fund                                                  771,972(b,c)         2,825,418
Threadneedle International Opportunity Fund          2,597,783             15,015,184
                                                                      ---------------
Total                                                                      72,724,866
-------------------------------------------------------------------------------------

REAL ESTATE (1.4%)
RiverSource Real Estate Fund                           873,036              5,089,801
-------------------------------------------------------------------------------------

U.S. LARGE CAP (38.4%)
RiverSource Disciplined Equity Fund                  7,214,432             25,971,955
RiverSource Disciplined Large Cap Growth Fund        4,203,083(c)          23,789,449
RiverSource Diversified Equity Income Fund           4,832,885             30,157,205
RiverSource Growth Fund                              1,941,402             31,683,684
RiverSource Large Cap Equity Fund                    1,933,733              5,085,717
RiverSource Large Cap Value Fund                       658,780              1,693,065
RiverSource Partners Fundamental Value Fund          6,757,367             21,150,558
                                                                      ---------------
Total                                                                     139,531,633
-------------------------------------------------------------------------------------

U.S. MID CAP (9.7%)
RiverSource Mid Cap Growth Fund                      1,805,065(b)          10,252,771
RiverSource Mid Cap Value Fund                       1,292,515              5,596,589
RiverSource Partners Aggressive Growth Fund          2,090,478(b)          11,434,915
RiverSource Partners Select Value Fund               2,745,855              7,798,230
                                                                      ---------------
Total                                                                      35,082,505
-------------------------------------------------------------------------------------

U.S. SMALL CAP (3.0%)
RiverSource Partners Small Cap Growth Fund           2,265,537(b,c)         5,437,289
RiverSource Partners Small Cap Value Fund            1,933,451(b)           5,607,008
                                                                      ---------------
Total                                                                      11,044,297
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.5%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           345,465              1,779,147
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $492,474,756)                                                     $279,325,856
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (16.9%)
                                                       SHARES                VALUE(a)
FLOATING RATE (1.1%)
RiverSource Floating Rate Fund                         608,935             $3,988,524
-------------------------------------------------------------------------------------

GLOBAL BOND (1.9%)
RiverSource Global Bond Fund                         1,153,673              7,014,334
-------------------------------------------------------------------------------------

HIGH YIELD (3.7%)
RiverSource Income Opportunities Fund                1,768,947(c)          13,550,131
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (5.0%)
RiverSource Inflation Protected Securities
 Fund                                                1,928,868             18,150,645
-------------------------------------------------------------------------------------

INVESTMENT GRADE (5.2%)
RiverSource Diversified Bond Fund                    4,279,860             18,745,784
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $68,417,496)                                                       $61,449,418
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (5.3%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                         1,923,804            $19,045,659
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $18,785,996)                                                       $19,045,659
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.9%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     3,142,438             $3,142,438
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $3,142,438)                                                         $3,142,438
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $582,820,686)(d)                                                  $362,963,371
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 5 to the financial statements.

(d) At Jan. 31, 2009, the cost of securities for federal income tax purposes was $594,023,754 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                        $259,663
     Unrealized depreciation                                                    (231,320,046)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                               $(231,060,383)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  65

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Aggressive Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                    FAIR VALUE AT JAN. 31, 2009
                                                     ---------------------------------------------------------
                                                          LEVEL 1        LEVEL 2
                                                       QUOTED PRICES      OTHER        LEVEL 3
                                                         IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                        MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                          IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                        $362,963,371        $--           $--      $362,963,371





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
66  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Total Equity Fund
JAN. 31, 2009
(Percentages represent value of investments compared to net assets)



EQUITY FUNDS (94.7%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (4.1%)
RiverSource Dividend Opportunity Fund                2,447,437            $12,432,977
-------------------------------------------------------------------------------------

INTERNATIONAL (24.7%)
RiverSource Disciplined International Equity
 Fund                                                1,750,550              8,560,187
RiverSource Partners International Select
 Growth Fund                                         5,692,442(c)          24,363,655
RiverSource Partners International Select
 Value Fund                                          5,584,761(b)          23,120,909
RiverSource Partners International Small Cap
 Fund                                                  784,709(b,c)         2,872,036
Threadneedle International Opportunity Fund          2,657,419             15,359,884
                                                                      ---------------
Total                                                                      74,276,671
-------------------------------------------------------------------------------------

REAL ESTATE (1.4%)
RiverSource Real Estate Fund                           736,291              4,292,574
-------------------------------------------------------------------------------------

U.S. LARGE CAP (49.1%)
RiverSource Disciplined Equity Fund                  7,376,517             26,555,459
RiverSource Disciplined Large Cap Growth Fund        4,297,014(c)          24,321,100
RiverSource Diversified Equity Income Fund           4,638,490             28,944,178
RiverSource Growth Fund                              2,267,598             37,007,195
RiverSource Large Cap Equity Fund                    1,970,880              5,183,415
RiverSource Large Cap Value Fund                     1,707,411(c)           4,388,047
RiverSource Partners Fundamental Value Fund          6,717,507             21,025,797
                                                                      ---------------
Total                                                                     147,425,191
-------------------------------------------------------------------------------------

U.S. MID CAP (11.5%)
RiverSource Mid Cap Growth Fund                      1,940,551(b)          11,022,331
RiverSource Mid Cap Value Fund                       1,325,966              5,741,433
RiverSource Partners Aggressive Growth Fund          2,036,984(b)          11,142,302
RiverSource Partners Select Value Fund               2,382,303              6,765,740
                                                                      ---------------
Total                                                                      34,671,806
-------------------------------------------------------------------------------------

U.S. SMALL CAP (3.3%)
RiverSource Partners Small Cap Growth Fund           1,940,915(b,c)         4,658,196
RiverSource Partners Small Cap Value Fund            1,775,690(b)           5,149,500
                                                                      ---------------
Total                                                                       9,807,696
-------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.6%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           356,158              1,834,215
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $508,824,265)                                                     $284,741,130
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (5.3%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                         1,619,956            $16,037,564
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $15,824,519)                                                       $16,037,564
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                            33                    $33
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $33)                                                                       $33
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $524,648,817)(d)                                                  $300,778,727
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 5 to the financial statements.

(d) At Jan. 31, 2009, the cost of securities for federal income tax purposes was $538,112,219 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                        $213,045
     Unrealized depreciation                                                    (237,546,537)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                               $(237,333,492)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  67

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Total Equity Fund


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                                                    FAIR VALUE AT JAN. 31, 2009
                                                     ---------------------------------------------------------
                                                          LEVEL 1        LEVEL 2
                                                       QUOTED PRICES      OTHER        LEVEL 3
                                                         IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                        MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                          IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
--------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                        $300,778,727        $--           $--      $300,778,727





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
68  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                                              RIVERSOURCE
                                                       RIVERSOURCE         PORTFOLIO BUILDER         RIVERSOURCE
                                                    PORTFOLIO BUILDER           MODERATE          PORTFOLIO BUILDER
                                                       CONSERVATIVE           CONSERVATIVE             MODERATE
JAN. 31, 2009                                              FUND                   FUND                   FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $228,743,701, $420,660,311,
  and $1,153,378,052, respectively)                    $198,034,087           $333,718,510          $  842,598,797
Capital shares receivable                                   674,750                721,455               1,143,169
Dividends receivable                                         79,135                134,713                 276,963
Receivable for affiliated investments sold                       --                 61,061                 304,909
-------------------------------------------------------------------------------------------------------------------
Total assets                                            198,787,972            334,635,739             844,323,838
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                      549,904                646,539               1,864,330
Payable for affiliated investments purchased                 46,956                     --                      --
Accrued distribution fees                                     2,437                  3,885                   9,524
Accrued transfer agency fees                                    752                  1,354                   3,982
Accrued administrative services fees                            109                    184                     466
Accrued plan administration services fees                        --                     --                       1
Other accrued expenses                                       55,697                186,019                  65,337
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                           655,855                837,981               1,943,640
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital
  stock                                                $198,132,117           $333,797,758          $  842,380,198
-------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                        $    233,074           $    416,272          $    1,112,837
Additional paid-in capital                              232,568,601            428,683,706           1,173,579,242
Undistributed (excess of distributions over)
  net investment income                                     113,849              1,389,277               8,057,530
Accumulated net realized gain (loss)                     (4,073,793)            (9,749,696)            (29,590,156)
Unrealized appreciation (depreciation) on
  affiliated investments                                (30,709,614)           (86,941,801)           (310,779,255)
-------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding capital stock                            $198,132,117           $333,797,758          $  842,380,198
-------------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                               Class A                 $145,919,328           $257,155,177          $ 664,054,374
                                        Class B                 $ 41,589,703           $ 60,844,849           $144,798,038
                                        Class C                 $ 10,602,340           $ 15,772,351           $ 33,449,418
                                        Class R4                $     20,746           $     25,381           $     78,368
Outstanding shares of capital stock:    Class A shares            17,150,019             32,046,209             87,640,367
                                        Class B shares             4,905,272              7,606,644             19,199,873
                                        Class C shares             1,249,604              1,971,183              4,433,154
                                        Class R4 shares                2,461                  3,177                 10,348
Net asset value per share:              Class A(1)              $       8.51           $       8.02           $       7.58
                                        Class B                 $       8.48           $       8.00           $       7.54
                                        Class C                 $       8.48           $       8.00           $       7.55
                                        Class R4                $       8.43           $       7.99           $       7.57
----------------------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund and RiverSource Portfolio Builder Moderate Fund is $8.93, $8.42 and $8.04, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75% for RiverSource Portfolio Builder Conservative Fund and RiverSource Moderate Conservative Fund; and dividing the net asset value by 1.0 minus the maximum sales charge of 5.75% for RiverSource Portfolio Builder Moderate Fund.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  69

STATEMENTS OF ASSETS AND LIABILITIES (continued) -------------------------------


                                                       RIVERSOURCE
                                                    PORTFOLIO BUILDER         RIVERSOURCE            RIVERSOURCE
                                                         MODERATE          PORTFOLIO BUILDER      PORTFOLIO BUILDER
                                                        AGGRESSIVE             AGGRESSIVE            TOTAL EQUITY
JAN. 31, 2009                                              FUND                   FUND                   FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $1,197,767,530, $582,820,686,
     and $524,648,817, respectively)                  $  801,196,522         $ 362,963,371          $ 300,778,727
Capital shares receivable                                  1,222,242               464,519                389,015
Dividends receivable                                         156,369                49,256                     --
Receivable for affiliated investments sold                   324,087                55,610                104,039
Other assets                                                      --                22,700                     --
-------------------------------------------------------------------------------------------------------------------
Total assets                                             802,899,220           363,555,456            301,271,781
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                     1,324,296               396,687                443,449
Accrued distribution fees                                      8,808                 3,949                  3,247
Accrued transfer agency fees                                   4,967                 2,630                  2,405
Accrued administrative services fees                             445                   202                    168
Accrued plan administrative services fees                          4                     1                      1
Other accrued expenses                                        56,142                43,533                 61,878
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                          1,394,662               447,002                511,148
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock    $  801,504,558         $ 363,108,454          $ 300,760,633
-------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                       $    1,143,744         $     560,063          $     499,830
Additional paid-in capital                             1,226,628,905           601,150,369            544,854,833
Undistributed net investment income                        2,720,971             3,264,634              3,996,262
Accumulated net realized gain (loss)                     (32,418,054)          (22,009,297)           (24,720,202)
Unrealized appreciation (depreciation) on
  affiliated investments                                (396,571,008)         (219,857,315)          (223,870,090)
-------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding capital stock                           $  801,504,558         $ 363,108,454          $ 300,760,633
-------------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                               Class A                $ 644,510,105          $ 294,773,096          $ 245,908,353
                                        Class B                 $130,075,493           $ 56,863,918           $ 45,514,660
                                        Class C                 $ 26,360,644           $ 11,330,376           $  9,263,309
                                        Class R4                $    558,316           $    141,064           $     74,311
Outstanding shares of capital stock:    Class A shares            91,887,421             45,416,245             40,787,041
                                        Class B shares            18,628,806              8,803,125              7,624,879
                                        Class C shares             3,778,666              1,765,176              1,558,801
                                        Class R4 shares               79,497                 21,713                 12,287
Net asset value per share:              Class A(1)              $       7.01           $       6.49           $       6.03
                                        Class B                 $       6.98           $       6.46           $       5.97
                                        Class C                 $       6.98           $       6.42           $       5.94
                                        Class R4                $       7.02           $       6.50           $       6.05
----------------------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund is $7.44, $6.89 and $6.40, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
70  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                                              RIVERSOURCE
                                                       RIVERSOURCE         PORTFOLIO BUILDER         RIVERSOURCE
                                                    PORTFOLIO BUILDER           MODERATE          PORTFOLIO BUILDER
                                                       CONSERVATIVE           CONSERVATIVE             MODERATE
YEAR ENDED JAN. 31, 2009                                   FUND                   FUND                   FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated
  funds                                                $  7,186,578           $ 13,430,488          $  34,949,389
-------------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                   328,254                687,072              1,870,904
  Class B                                                   434,092                724,001              1,818,537
  Class C                                                    99,134                168,921                374,530
Transfer agency fees
  Class A                                                   154,863                329,853              1,016,020
  Class B                                                    53,452                 91,053                259,450
  Class C                                                    12,043                 20,893                 52,648
  Class R4                                                       11                     14                     48
Administrative services fees                                 36,929                 72,830                193,553
Plan administration services fees -- Class R4                    57                     67                    238
Custodian fees                                                1,360                  1,268                  1,467
Printing and postage                                         43,896                 66,325                161,760
Registration fees                                            77,567                 78,099                 89,120
Professional fees                                            21,780                 22,210                 24,660
Other                                                         2,121                  3,194                  2,439
-------------------------------------------------------------------------------------------------------------------
Total expenses                                            1,265,559              2,265,800              5,865,374
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                                  (59)                   (80)                  (275)
  Earnings credits on cash balances                            (173)                  (242)                  (310)
-------------------------------------------------------------------------------------------------------------------
Total net expenses                                        1,265,327              2,265,478              5,864,789
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           5,921,251             11,165,010             29,084,600
-------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Sales of underlying affiliated funds                   (4,135,791)           (11,396,917)           (36,802,229)
  Capital gain distributions from underlying
    affiliated funds                                      1,092,795              3,092,688             11,541,009
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated investments       (3,042,996)            (8,304,229)           (25,261,220)
Net change in unrealized appreciation
  (depreciation) on affiliated investments              (30,351,836)           (82,098,938)          (286,055,781)
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          (33,394,832)           (90,403,167)          (311,317,001)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      $(27,473,581)          $(79,238,157)         $(282,232,401)
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  71

STATEMENTS OF OPERATIONS (continued) -------------------------------------------


                                                       RIVERSOURCE
                                                    PORTFOLIO BUILDER         RIVERSOURCE            RIVERSOURCE
                                                         MODERATE          PORTFOLIO BUILDER      PORTFOLIO BUILDER
                                                        AGGRESSIVE             AGGRESSIVE            TOTAL EQUITY
YEAR ENDED JAN. 31, 2009                                   FUND                   FUND                   FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated
  funds                                               $  30,578,479          $  11,240,652          $   7,076,365
-------------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                 2,048,240                969,765                850,481
  Class B                                                 1,742,740                809,179                691,958
  Class C                                                   319,656                142,465                125,500
Transfer agency fees
  Class A                                                 1,396,606                750,942                694,955
  Class B                                                   312,393                164,117                148,100
  Class C                                                    56,379                 28,532                 26,487
  Class R4                                                      358                     74                     64
Administrative services fees                                205,250                 96,644                 84,413
Plan administration services fees -- Class R4                 1,791                    369                    319
Custodian fees                                                1,390                  1,311                  1,625
Printing and postage                                        189,000                116,299                 82,410
Registration fees                                            86,374                 69,449                 75,823
Professional fees                                            23,880                 22,710                 23,090
Other                                                         1,209                  1,944                  4,100
-------------------------------------------------------------------------------------------------------------------
Total expenses                                            6,385,266              3,173,800              2,809,325
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                               (1,858)               (11,902)               (37,312)
  Earnings credits on cash balances                            (492)                  (310)                  (147)
-------------------------------------------------------------------------------------------------------------------
Total net expenses                                        6,382,916              3,161,588              2,771,866
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          24,195,563              8,079,064              4,304,499
-------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Sales of underlying affiliated funds                  (42,437,314)           (28,344,002)           (31,135,169)
  Capital gain distributions from underlying
    affiliated funds                                     15,343,819              8,779,385              9,288,549
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated investments      (27,093,495)           (19,564,617)           (21,846,620)
Net change in unrealized appreciation
  (depreciation) on affiliated investments             (362,771,645)          (193,831,351)          (191,281,762)
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         (389,865,140)          (213,395,968)          (213,128,382)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     $(365,669,577)         $(205,316,904)         $(208,823,883)
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
72  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                    RIVERSOURCE                          RIVERSOURCE
                                           PORTFOLIO BUILDER CONSERVATIVE         PORTFOLIO BUILDER MODERATE
                                                        FUND                          CONSERVATIVE FUND
YEAR ENDED JAN. 31,                           2009               2008              2009               2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net           $  5,921,251       $  4,235,803      $ 11,165,010       $  8,773,699
Net realized gain (loss) on affiliated
  investments                               (3,042,996)         4,207,240        (8,304,229)        15,240,908
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                              (30,351,836)        (2,198,000)      (82,098,938)       (13,025,603)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                (27,473,581)         6,245,043       (79,238,157)        10,989,004
--------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                 (4,590,372)        (3,718,240)       (8,256,717)        (8,831,187)
    Class B                                 (1,145,469)        (1,163,739)       (1,575,521)        (2,255,896)
    Class C                                   (274,190)          (196,677)         (373,600)          (454,560)
    Class R4                                      (844)            (1,028)             (895)            (1,497)
  Net realized gain
    Class A                                   (296,755)        (3,698,443)         (856,641)       (13,033,195)
    Class B                                    (85,227)        (1,345,448)         (205,359)        (3,960,471)
    Class C                                    (21,814)          (239,222)          (51,244)          (823,752)
    Class R4                                       (43)              (910)              (76)            (2,353)
--------------------------------------------------------------------------------------------------------------
Total distributions                         (6,414,714)       (10,363,707)      (11,320,053)       (29,362,911)
--------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                           114,555,456         60,209,851       152,823,727        109,376,557
  Class B shares                            33,654,084         18,214,224        35,681,642         30,070,216
  Class C shares                             9,303,455          3,999,940         9,090,012          6,944,935
  Class R4 shares                                   --                 --             2,642             15,000
Reinvestment of distributions at net
  asset value
  Class A shares                             4,722,131          7,163,358         8,793,603         21,120,213
  Class B shares                             1,179,358          2,420,685         1,707,707          5,992,580
  Class C shares                               275,269            412,710           397,162          1,207,373
  Class R4 shares                                  521              1,103               625              2,816
Payments for redemptions
  Class A shares                           (60,072,621)       (36,033,624)      (95,207,632)       (54,962,187)
  Class B shares                           (26,090,527)       (15,109,557)      (35,296,958)       (27,141,004)
  Class C shares                            (4,722,527)        (1,808,185)       (5,725,880)        (4,031,192)
  Class R4 shares                                   --                 --           (14,559)                --
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  capital share transactions                72,804,599         39,470,505        72,252,091         88,595,307
--------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets     38,916,304         35,351,841       (18,306,119)        70,221,400
Net assets at beginning of year            159,215,813        123,863,972       352,103,877        281,882,477
--------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $198,132,117       $159,215,813      $333,797,758       $352,103,877
--------------------------------------------------------------------------------------------------------------
Undistributed (excess of distributions
  over) net investment income             $    113,849       $         --      $  1,389,277       $         --
--------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  73

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------


                                                                                           RIVERSOURCE
                                                    RIVERSOURCE                    PORTFOLIO BUILDER MODERATE
                                          PORTFOLIO BUILDER MODERATE FUND                AGGRESSIVE FUND
YEAR ENDED JAN. 31,                           2009               2008               2009                2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net          $  29,084,600      $  23,007,502      $   24,195,563      $   20,869,724
Net realized gain (loss) on affiliated
  investments                              (25,261,220)        56,661,022         (27,093,495)         85,702,488
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                             (286,055,781)       (60,901,881)       (362,771,645)        (93,249,924)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations               (282,232,401)        18,766,643        (365,669,577)         13,322,288
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                (18,698,221)       (27,233,021)        (19,738,696)        (29,551,818)
    Class B                                 (3,119,713)        (6,058,741)         (2,803,691)         (5,251,424)
    Class C                                   (664,975)        (1,057,465)           (536,449)           (869,050)
    Class R4                                    (2,769)            (3,850)            (20,136)            (28,423)
  Net realized gain
    Class A                                 (1,334,658)       (50,006,953)         (1,758,113)        (80,427,241)
    Class B                                   (294,716)       (13,394,638)           (356,460)        (18,284,603)
    Class C                                    (68,110)        (2,390,303)            (71,009)         (3,011,603)
    Class R4                                      (159)            (7,260)             (1,517)            (73,775)
-----------------------------------------------------------------------------------------------------------------
Total distributions                        (24,183,321)      (100,152,231)        (25,286,071)       (137,497,937)
-----------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                           360,735,422        288,308,565         264,405,312         255,032,613
  Class B shares                            75,632,744         74,443,031          54,095,285          58,246,761
  Class C shares                            20,357,208         15,385,763          13,497,313          14,647,694
  Class R4 shares                                   --            115,072               1,304             562,143
Reinvestment of distributions at net
  asset value
  Class A shares                            19,554,896         75,610,723          21,106,765         108,230,927
  Class B shares                             3,325,886         19,039,070           3,099,919          23,186,671
  Class C shares                               688,180          3,281,194             575,219           3,707,282
  Class R4 shares                                2,640              9,855              21,373             100,681
Payments for redemptions
  Class A shares                          (223,669,685)      (155,002,455)       (207,715,182)       (184,441,143)
  Class B shares                           (76,788,937)       (68,665,348)        (61,939,057)        (63,461,358)
  Class C shares                           (11,294,952)        (7,007,519)         (8,512,493)         (7,005,490)
  Class R4 shares                                   --           (122,005)                 --            (101,575)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  capital share transactions               168,543,402        245,395,946          78,635,758         208,705,206
-----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets   (137,872,320)       164,010,358        (312,319,890)         84,529,557
Net assets at beginning of year            980,252,518        816,242,160       1,113,824,448       1,029,294,891
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                $ 842,380,198      $ 980,252,518      $  801,504,558      $1,113,824,448
-----------------------------------------------------------------------------------------------------------------
Undistributed net investment income      $   8,057,530      $          --      $    2,720,971      $           --
-----------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
74  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


                                                     RIVERSOURCE                          RIVERSOURCE
                                             PORTFOLIO BUILDER AGGRESSIVE        PORTFOLIO BUILDER TOTAL EQUITY
                                                         FUND                                 FUND
YEAR ENDED JAN. 31,                             2009              2008               2009              2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net            $   8,079,064      $  7,597,890      $   4,304,499      $  3,885,448
Net realized gain (loss) on affiliated
  investments                                (19,564,617)       52,977,704        (21,846,620)       54,683,197
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                               (193,831,351)      (63,994,104)      (191,281,762)      (70,547,912)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 (205,316,904)       (3,418,510)      (208,823,883)      (11,979,267)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                   (5,094,518)      (13,785,920)        (1,525,096)      (10,755,718)
    Class B                                     (318,362)       (2,328,426)                --        (1,648,582)
    Class C                                      (84,645)         (384,297)                --          (294,407)
    Class R4                                      (3,229)           (4,612)              (898)           (4,986)
  Net realized gain
    Class A                                   (1,825,803)      (49,081,861)        (2,260,935)      (50,120,002)
    Class B                                     (357,143)      (11,074,610)          (426,709)      (11,088,911)
    Class C                                      (69,350)       (1,729,803)           (86,504)       (1,817,034)
    Class R4                                        (874)          (14,887)              (685)          (21,077)
---------------------------------------------------------------------------------------------------------------
Total distributions                           (7,753,924)      (78,404,416)        (4,300,827)      (75,750,717)
---------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                             120,124,505       119,173,260        111,348,436       114,124,816
  Class B shares                              20,417,959        24,965,555         15,626,382        22,799,454
  Class C shares                               5,893,726         6,296,373          4,730,382         5,611,701
  Class R4 shares                                152,343            97,600             40,999            10,258
Reinvestment of distributions at net
  asset value
  Class A shares                               6,826,798        62,088,039          3,743,785        60,379,978
  Class B shares                                 668,635        13,257,836            422,551        12,588,664
  Class C shares                                 148,220         2,044,150             84,646         2,056,792
  Class R4 shares                                  3,909            17,672              1,452            24,088
Payments for redemptions
  Class A shares                             (88,834,231)      (86,892,576)       (80,822,040)      (83,555,797)
  Class B shares                             (24,804,947)      (27,909,437)       (21,364,475)      (27,615,040)
  Class C shares                              (3,454,403)       (3,007,126)        (2,727,853)       (2,716,097)
  Class R4 shares                                (55,018)          (61,917)           (76,817)          (38,139)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  capital share transactions                  37,087,496       110,069,429      $  31,007,448       103,670,678
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets     (175,983,332)       28,246,503       (182,117,262)       15,940,694
Net assets at beginning of year              539,091,786       510,845,283        482,877,895       466,937,201
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $ 363,108,454      $539,091,786      $ 300,760,633      $482,877,895
---------------------------------------------------------------------------------------------------------------
Undistributed net investment income        $   3,264,634      $         --      $   3,996,262      $    638,933
---------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  75

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

RiverSource Portfolio Builder Conservative Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.15          $10.43          $10.36          $10.23          $10.02
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .32(c)          .36(c)          .34             .25             .12
Net gains (losses) (both realized and
 unrealized)                                        (1.63)            .17             .24             .25             .23
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (1.31)            .53             .58             .50             .35
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.31)           (.42)           (.38)           (.27)           (.12)
Distributions from realized gains                    (.02)           (.39)           (.13)           (.10)           (.02)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.33)           (.81)           (.51)           (.37)           (.14)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.51          $10.15          $10.43          $10.36          $10.23
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $146            $111             $83             $73             $40
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .47%            .45%            .49%            .59%            .92%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .47%            .45%            .49%            .59%            .59%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.44%           3.42%           3.32%           2.66%           2.03%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               27%             29%             54%             23%             51%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (13.09%)          5.14%           5.76%           4.97%           3.54%(j)
-------------------------------------------------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.11          $10.40          $10.33          $10.21          $10.02
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .25(c)          .28(c)          .26             .18             .07
Net gains (losses) (both realized and
 unrealized)                                        (1.62)            .16             .25             .24             .22
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (1.37)            .44             .51             .42             .29
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)           (.34)           (.31)           (.20)           (.08)
Distributions from realized gains                    (.02)           (.39)           (.13)           (.10)           (.02)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.26)           (.73)           (.44)           (.30)           (.10)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.48          $10.11          $10.40          $10.33          $10.21
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $42             $41             $36             $36             $21
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.22%           1.20%           1.25%           1.34%           1.68%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.22%           1.20%           1.25%           1.34%           1.37%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.60%           2.63%           2.54%           1.88%           1.25%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               27%             29%             54%             23%             51%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (13.69%)          4.27%           4.99%           4.12%           2.88%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the years ended Jan. 31, 2009 and 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
76  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.12          $10.41          $10.34          $10.21          $10.02
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .25(c)          .28(c)          .26             .17             .07
Net gains (losses) (both realized and
 unrealized)                                        (1.63)            .16             .24             .25             .22
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (1.38)            .44             .50             .42             .29
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)           (.34)           (.30)           (.19)           (.08)
Distributions from realized gains                    (.02)           (.39)           (.13)           (.10)           (.02)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.26)           (.73)           (.43)           (.29)           (.10)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.48          $10.12          $10.41          $10.34          $10.21
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $11              $8              $5              $6              $4
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.22%           1.20%           1.25%           1.34%           1.68%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.22%           1.20%           1.25%           1.34%           1.37%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.68%           2.67%           2.51%           1.85%           1.32%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               27%             29%             54%             23%             51%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (13.75%)          4.29%           4.94%           4.16%           2.90%(j)
-------------------------------------------------------------------------------------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.05          $10.34          $10.27          $10.20          $10.02
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .35(c)          .39(c)          .36             .32             .17
Net gains (losses) (both realized and
 unrealized)                                        (1.60)            .16             .24             .18             .20
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (1.25)            .55             .60             .50             .37
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.35)           (.45)           (.40)           (.33)           (.17)
Distributions from realized gains                    (.02)           (.39)           (.13)           (.10)           (.02)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.37)           (.84)           (.53)           (.43)           (.19)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.43          $10.05          $10.34          $10.27          $10.20
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $--             $--             $--             $--             $--
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .39%            .38%            .33%            .47%            .76%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .13%            .19%            .33%            .42%            .42%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.68%           3.68%           3.47%           2.64%           1.90%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               27%             29%             54%             23%             51%
-------------------------------------------------------------------------------------------------------------------------
Total return                                      (12.71%)          5.34%           6.00%           5.04%           3.74%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the years ended Jan. 31, 2009 and 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  77

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource Portfolio Builder Moderate Conservative Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.28          $10.85          $10.68          $10.35          $10.03
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .31(c)          .33(c)          .33             .24             .14
Net gains (losses) (both realized and
 unrealized)                                        (2.27)            .11             .47             .49             .35
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (1.96)            .44             .80             .73             .49
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.27)           (.42)           (.40)           (.27)           (.16)
Distributions from realized gains                    (.03)           (.59)           (.23)           (.13)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.30)          (1.01)           (.63)           (.40)           (.17)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.02          $10.28          $10.85          $10.68          $10.35
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $257            $260            $198            $149             $78
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .44%            .41%            .44%            .55%            .72%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .44%            .41%            .44%            .55%            .59%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.26%           3.03%           2.99%           2.53%           2.21%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               29%             31%             24%             19%             28%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (19.31%)          3.99%           7.65%           7.18%           4.90%(j)
-------------------------------------------------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.25          $10.82          $10.65          $10.32          $10.03
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23(c)          .24(c)          .24             .16             .09
Net gains (losses) (both realized and
 unrealized)                                        (2.25)            .12             .48             .49             .32
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (2.02)            .36             .72             .65             .41
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.20)           (.34)           (.32)           (.19)           (.11)
Distributions from realized gains                    (.03)           (.59)           (.23)           (.13)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.23)           (.93)           (.55)           (.32)           (.12)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.00          $10.25          $10.82          $10.65          $10.32
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $61             $76             $71             $66             $34
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.19%           1.17%           1.19%           1.30%           1.49%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.19%           1.17%           1.19%           1.30%           1.37%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.42%           2.22%           2.19%           1.75%           1.46%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               29%             31%             24%             19%             28%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (19.89%)          3.22%           6.87%           6.41%           4.14%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earning credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the years ended Jan. 31, 2009 and 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
78  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.25          $10.82          $10.65          $10.33          $10.03
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23(c)          .25(c)          .24             .15             .09
Net gains (losses) (both realized and
 unrealized)                                        (2.25)            .11             .48             .49             .34
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (2.02)            .36             .72             .64             .43
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.20)           (.34)           (.32)           (.19)           (.12)
Distributions from realized gains                    (.03)           (.59)           (.23)           (.13)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.23)           (.93)           (.55)           (.32)           (.13)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.00          $10.25          $10.82          $10.65          $10.33
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $16             $16             $13             $11              $6
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.19%           1.17%           1.19%           1.30%           1.52%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.19%           1.17%           1.19%           1.30%           1.37%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.48%           2.27%           2.22%           1.72%           1.47%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               29%             31%             24%             19%             28%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (19.88%)          3.23%           6.88%           6.29%           4.25%(j)
-------------------------------------------------------------------------------------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.24          $10.80          $10.64          $10.34          $10.03
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .33(c)          .37(c)          .35             .29             .17
Net gains (losses) (both realized and
 unrealized)                                        (2.23)            .10             .46             .46             .34
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (1.90)            .47             .81             .75             .51
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.32)           (.44)           (.42)           (.32)           (.19)
Distributions from realized gains                    (.03)           (.59)           (.23)           (.13)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.35)          (1.03)           (.65)           (.45)           (.20)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.99          $10.24          $10.80          $10.64          $10.34
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $--             $--             $--             $--             $--
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .37%            .36%            .28%            .39%            .57%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .07%            .16%            .28%            .39%            .36%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.55%           3.41%           3.13%           2.67%           2.13%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               29%             31%             24%             19%             28%
-------------------------------------------------------------------------------------------------------------------------
Total return                                      (18.93%)          4.32%           7.74%           7.37%           5.09%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earning credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the years ended Jan. 31, 2009 and 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  79

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource Portfolio Builder Moderate Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.46          $11.36          $11.06          $10.47          $10.04
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .30(c)          .31(c)          .31             .22             .13
Net gains (losses) (both realized and
 unrealized)                                        (2.93)            .02             .71             .78             .47
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (2.63)            .33            1.02            1.00             .60
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)           (.44)           (.41)           (.27)           (.16)
Distributions from realized gains                    (.02)           (.79)           (.31)           (.14)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.25)          (1.23)           (.72)           (.41)           (.17)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.58          $10.46          $11.36          $11.06          $10.47
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $664            $746            $600            $410            $190
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .43%            .41%            .43%            .53%            .63%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .43%            .41%            .43%            .53%            .59%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.19%           2.70%           2.68%           2.30%           2.05%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               34%             27%             24%             15%             28%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (25.51%)          2.69%           9.38%           9.64%           6.01%(j)
-------------------------------------------------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.41          $11.31          $11.02          $10.43          $10.04
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22(c)          .22(c)          .19             .13             .08
Net gains (losses) (both realized and
 unrealized)                                        (2.91)            .02             .73             .79             .44
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (2.69)            .24             .92             .92             .52
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.16)           (.35)           (.32)           (.19)           (.12)
Distributions from realized gains                    (.02)           (.79)           (.31)           (.14)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.18)          (1.14)           (.63)           (.33)           (.13)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.54          $10.41          $11.31          $11.02          $10.43
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $145            $198            $189            $153             $72
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.19%           1.17%           1.19%           1.29%           1.39%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.19%           1.17%           1.19%           1.29%           1.36%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.32%           1.89%           1.87%           1.51%           1.31%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               34%             27%             24%             15%             28%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (26.12%)          1.92%           8.52%           8.86%           5.19%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the years ended Jan. 31, 2009 and 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
80  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.41          $11.32          $11.03          $10.44          $10.04
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23(c)          .23(c)          .20             .13             .07
Net gains (losses) (both realized and
 unrealized)                                        (2.91)            .01             .73             .79             .46
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (2.68)            .24             .93             .92             .53
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.16)           (.36)           (.33)           (.19)           (.12)
Distributions from realized gains                    (.02)           (.79)           (.31)           (.14)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.18)          (1.15)           (.64)           (.33)           (.13)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.55          $10.41          $11.32          $11.03          $10.44
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $33             $36             $27             $18              $8
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.19%           1.17%           1.19%           1.30%           1.40%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.19%           1.17%           1.19%           1.30%           1.36%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.45%           1.97%           1.91%           1.52%           1.26%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               34%             27%             24%             15%             28%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (25.99%)          1.85%           8.53%           8.86%           5.24%(j)
-------------------------------------------------------------------------------------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.45          $11.34          $11.04          $10.47          $10.04
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .33(c)          .36(c)          .33             .26             .16
Net gains (losses) (both realized and
 unrealized)                                        (2.92)            .00(k)          .70             .75             .47
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (2.59)            .36            1.03            1.01             .63
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.27)           (.46)           (.42)           (.30)           (.19)
Distributions from realized gains                    (.02)           (.79)           (.31)           (.14)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.29)          (1.25)           (.73)           (.44)           (.20)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.57          $10.45          $11.34          $11.04          $10.47
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $--             $--             $--             $--             $--
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .35%            .35%            .28%            .37%            .47%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .06%            .14%            .28%            .37%            .37%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.50%           3.12%           3.02%           2.34%            .88%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               34%             27%             24%             15%             28%
-------------------------------------------------------------------------------------------------------------------------
Total return                                      (25.22%)          2.99%           9.58%           9.80%           6.28%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the years ended Jan. 31, 2009 and 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Rounds to zero.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  81

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource Portfolio Builder Moderate Aggressive Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.48          $11.73          $11.34          $10.50          $10.05
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23(c)          .24(c)          .25             .17             .10
Net gains (losses) (both realized and
 unrealized)                                        (3.46)           (.01)            .91            1.05             .50
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (3.23)            .23            1.16            1.22             .60
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.22)           (.40)           (.38)           (.22)           (.14)
Distributions from realized gains                    (.02)          (1.08)           (.39)           (.16)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.24)          (1.48)           (.77)           (.38)           (.15)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.01          $10.48          $11.73          $11.34          $10.50
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $645            $881            $801            $550            $246
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .47%            .43%            .46%            .56%            .65%(f)
-------------------------------------------------------------------------------------------------------------------------
Net assets after expense
 waiver/reimbursement(e),(g),(h)                     .47%            .43%            .46%            .56%            .59%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.51%           2.04%           2.01%           1.69%           1.61%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               33%             33%             29%             20%             31%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (31.15%)          1.57%          10.40%          11.72%           5.97%(j)
-------------------------------------------------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.43          $11.68          $11.30          $10.47          $10.05
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .16(c)          .15(c)          .10             .07             .04
Net gains (losses) (both realized and
 unrealized)                                        (3.44)           (.01)            .96            1.06             .49
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (3.28)            .14            1.06            1.13             .53
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.15)           (.31)           (.29)           (.14)           (.10)
Distributions from realized gains                    (.02)          (1.08)           (.39)           (.16)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.17)          (1.39)           (.68)           (.30)           (.11)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.98          $10.43          $11.68          $11.30          $10.47
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $130            $199            $202            $154             $67
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.23%           1.19%           1.22%           1.32%           1.42%(f)
-------------------------------------------------------------------------------------------------------------------------
Net assets after expense
 waiver/reimbursement(e),(g),(h)                    1.23%           1.19%           1.22%           1.32%           1.36%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.69%           1.23%           1.21%            .91%            .82%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               33%             33%             29%             20%             31%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (31.65%)           .81%           9.54%          10.90%           5.24%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2009 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
82  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.43          $11.68          $11.30          $10.47          $10.05
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .16(c)          .16(c)          .12             .07             .04
Net gains (losses) (both realized and
 unrealized)                                        (3.44)           (.01)            .95            1.06             .49
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (3.28)            .15            1.07            1.13             .53
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.15)           (.32)           (.30)           (.14)           (.10)
Distributions from realized gains                    (.02)          (1.08)           (.39)           (.16)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.17)          (1.40)           (.69)           (.30)           (.11)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.98          $10.43          $11.68          $11.30          $10.47
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $26             $33             $26             $15              $7
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.22%           1.19%           1.22%           1.32%           1.41%(f)
-------------------------------------------------------------------------------------------------------------------------
Net assets after expense
 waiver/reimbursement(e),(g),(h)                    1.22%           1.19%           1.22%           1.32%           1.37%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.79%           1.33%           1.27%            .93%            .83%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               33%             33%             29%             20%             31%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (31.63%)           .85%           9.57%          10.91%           5.24%(j)
-------------------------------------------------------------------------------------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.50          $11.75          $11.35          $10.50          $10.05
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .27(c)          .29(c)          .28             .19             .12
Net gains (losses) (both realized and
 unrealized)                                        (3.47)           (.02)            .91            1.06             .49
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (3.20)            .27            1.19            1.25             .61
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.26)           (.44)           (.40)           (.24)           (.15)
Distributions from realized gains                    (.02)          (1.08)           (.39)           (.16)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.28)          (1.52)           (.79)           (.40)           (.16)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.02          $10.50          $11.75          $11.35          $10.50
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $1              $1             $--             $--             $--
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .35%            .34%            .31%            .39%            .48%(f)
-------------------------------------------------------------------------------------------------------------------------
Net assets after expense
 waiver/reimbursement(e),(g),(h)                     .09%            .16%            .31%            .39%            .36%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.88%           2.41%           2.14%           1.69%           1.35%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               33%             33%             29%             20%             31%
-------------------------------------------------------------------------------------------------------------------------
Total return                                      (30.91%)          1.86%          10.69%          12.02%           6.10%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2009 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  83

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource Portfolio Builder Aggressive Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.46          $12.20          $11.66          $10.53          $10.06
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .17(c)          .19(c)          .19             .12             .07
Net gains (losses) (both realized and
 unrealized)                                        (3.98)           (.14)           1.18            1.37             .52
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (3.81)            .05            1.37            1.49             .59
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.12)           (.39)           (.35)           (.17)           (.11)
Distributions from realized gains                    (.04)          (1.40)           (.48)           (.19)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.16)          (1.79)           (.83)           (.36)           (.12)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.49          $10.46          $12.20          $11.66          $10.53
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $295            $429            $400            $275            $120
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .51%            .46%            .49%            .61%            .78%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .50%            .46%            .49%            .59%            .59%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.83%           1.53%           1.47%           1.10%           1.04%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               35%             40%             40%             24%             38%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (36.52%)          (.31%)         11.85%          14.26%           5.81%(j)
-------------------------------------------------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.38          $12.11          $11.59          $10.48          $10.06
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .09(c)          .09(c)          .02             .03             .01
Net gains (losses) (both realized and
 unrealized)                                        (3.93)           (.13)           1.24            1.37             .50
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (3.84)           (.04)           1.26            1.40             .51
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.04)           (.29)           (.26)           (.10)           (.08)
Distributions from realized gains                    (.04)          (1.40)           (.48)           (.19)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.08)          (1.69)           (.74)           (.29)           (.09)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.46          $10.38          $12.11          $11.59          $10.48
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $57             $95             $98             $79             $36
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.26%           1.22%           1.25%           1.37%           1.54%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.26%           1.22%           1.25%           1.37%           1.37%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .99%            .74%            .66%            .28%            .25%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               35%             40%             40%             24%             38%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (37.04%)         (1.02%)         10.97%          13.48%           5.02%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2009 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
84  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.33          $12.08          $11.58          $10.48          $10.06
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .10(c)          .10(c)          .06             .03             .01
Net gains (losses) (both realized and
 unrealized)                                        (3.92)           (.15)           1.20            1.37             .49
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (3.82)           (.05)           1.26            1.40             .50
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.05)           (.30)           (.28)           (.11)           (.07)
Distributions from realized gains                    (.04)          (1.40)           (.48)           (.19)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.09)          (1.70)           (.76)           (.30)           (.08)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.42          $10.33          $12.08          $11.58          $10.48
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $11             $15             $12              $7              $3
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.26%           1.21%           1.25%           1.38%           1.55%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.25%           1.21%           1.25%           1.37%           1.37%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.09%            .83%            .72%            .32%            .21%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               35%             40%             40%             24%             38%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (37.00%)         (1.06%)         11.00%          13.40%           4.96%(j)
-------------------------------------------------------------------------------------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.48          $12.23          $11.68          $10.53          $10.06
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22(c)          .28(c)          .22             .12             .08
Net gains (losses) (both realized and
 unrealized)                                        (4.01)           (.20)           1.17            1.39             .52
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (3.79)            .08            1.39            1.51             .60
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.15)           (.43)           (.36)           (.17)           (.12)
Distributions from realized gains                    (.04)          (1.40)           (.48)           (.19)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.19)          (1.83)           (.84)           (.36)           (.13)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.50          $10.48          $12.23          $11.68          $10.53
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $--             $--             $--             $--             $--
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .36%            .35%            .33%            .44%            .61%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .11%            .18%            .33%            .42%            .38%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.57%           2.29%           1.60%            .95%           1.75%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               35%             40%             40%             24%             38%
-------------------------------------------------------------------------------------------------------------------------
Total return                                      (36.20%)          (.09%)         12.04%          14.46%           5.94%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2009 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  85

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource Portfolio Builder Total Equity Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.53          $12.61          $11.99          $10.55          $10.07
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .11(c)          .12(c)          .14             .07             .05
Net gains (losses) (both realized and
 unrealized)                                        (4.51)           (.26)           1.40            1.71             .54
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (4.40)           (.14)           1.54            1.78             .59
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.04)           (.34)           (.33)           (.13)           (.10)
Distributions from realized gains                    (.06)          (1.60)           (.59)           (.21)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.10)          (1.94)           (.92)           (.34)           (.11)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.03          $10.53          $12.61          $11.99          $10.55
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $246            $384            $364            $231             $92
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .52%            .46%            .49%            .62%            .83%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .51%            .46%            .49%            .59%            .59%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.18%            .93%            .88%            .53%            .58%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%             31%             27%             17%             39%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (41.88%)         (2.04%)         13.02%          16.99%           5.80%(j)
-------------------------------------------------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.44          $12.52          $11.91          $10.50          $10.07
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .03(c)          .01(c)           --            (.03)           (.02)
Net gains (losses) (both realized and
 unrealized)                                        (4.44)           (.26)           1.44            1.71             .52
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (4.41)           (.25)           1.44            1.68             .50
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --            (.23)           (.24)           (.06)           (.06)
Distributions from realized gains                    (.06)          (1.60)           (.59)           (.21)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.06)          (1.83)           (.83)           (.27)           (.07)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $5.97          $10.44          $12.52          $11.91          $10.50
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $46             $85             $91             $68             $28
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.28%           1.22%           1.25%           1.38%           1.59%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.27%           1.22%           1.25%           1.37%           1.36%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .32%            .11%            .06%           (.29%)          (.19%)(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%             31%             27%             17%             39%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (42.30%)         (2.86%)         12.25%          16.11%           4.99%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the years ended Jan. 31, 2009 and 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
86  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.39          $12.49          $11.90          $10.50          $10.07
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .04(c)          .03(c)           --            (.03)           (.02)
Net gains (losses) (both realized and
 unrealized)                                        (4.43)           (.27)           1.44            1.71             .52
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (4.39)           (.24)           1.44            1.68             .50
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --            (.26)           (.26)           (.07)           (.06)
Distributions from realized gains                    (.06)          (1.60)           (.59)           (.21)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.06)          (1.86)           (.85)           (.28)           (.07)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $5.94          $10.39          $12.49          $11.90          $10.50
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $9             $14             $11              $6              $2
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        1.27%           1.22%           1.25%           1.38%           1.60%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    1.26%           1.22%           1.25%           1.37%           1.37%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .43%            .24%            .15%           (.21%)          (.31%)(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%             31%             27%             17%             39%
-------------------------------------------------------------------------------------------------------------------------
Total return(i)                                   (42.31%)         (2.87%)         12.25%          16.10%           4.99%(j)
-------------------------------------------------------------------------------------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                         2009            2008            2007            2006        2005(b)
Net asset value, beginning of period               $10.57          $12.65          $12.01          $10.55          $10.07
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .13(c)          .15(c)          .16             .09             .07
Net gains (losses) (both realized and
 unrealized)                                        (4.52)           (.26)           1.41            1.71             .53
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (4.39)           (.11)           1.57            1.80             .60
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.07)           (.37)           (.34)           (.13)           (.11)
Distributions from realized gains                    (.06)          (1.60)           (.59)           (.21)           (.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.13)          (1.97)           (.93)           (.34)           (.12)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.05          $10.57          $12.65          $12.01          $10.55
-------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $--             $--             $--             $--             $--
-------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         .36%            .35%            .33%            .46%            .66%(f)
-------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     .11%            .16%            .33%            .42%            .40%(f)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.43%           1.17%            .91%            .51%            .48%(f)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               28%             31%             27%             17%             39%
-------------------------------------------------------------------------------------------------------------------------
Total return                                      (41.58%)         (1.78%)         13.27%          17.23%           5.93%(j)
-------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits were less than 0.01% of average net assets for the years ended Jan. 31, 2009 and 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  87

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of RiverSource Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the Investment Manager for the Funds.

The primary investments of each Fund are as follows:

RiverSource Portfolio Builder Conservative Fund (Conservative Fund) -- invests primarily in funds that invest in fixed income securities.

RiverSource Portfolio Builder Moderate Conservative Fund (Moderate Conservative
Fund) -- invests primarily in funds that invest in fixed income securities and also invests a moderate amount in equity securities.

RiverSource Portfolio Builder Moderate Fund (Moderate Fund) -- invests in funds that invest in a balance of fixed income and equity securities.

RiverSource Portfolio Builder Moderate Aggressive Fund (Moderate Aggressive
Fund) -- invests primarily in funds that invest in equity securities and also invests a moderate amount in fixed income securities.

RiverSource Portfolio Builder Aggressive Fund (Aggressive Fund) -- invests primarily in funds that invest in equity securities and also invests a small amount in fixed income securities.

RiverSource Portfolio Builder Total Equity Fund (Total Equity Fund) -- invests primarily in funds that invest in equity securities.

Each Fund offers Class A, Class B, Class C and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS
Effective Feb. 1, 2008, each Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to each Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

Investments in the underlying funds are valued at their net asset value at the close of each business day.


--------------------------------------------------------------------------------
88  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of each Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the reclassification of short term capital gains earned in the underlying affiliated funds, post-October losses, and losses due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                                                   UNDISTRIBUTED     ACCUMULATED
                                                                  NET INVESTMENT    NET REALIZED
FUND                                                                  INCOME         GAIN (LOSS)
------------------------------------------------------------------------------------------------
Conservative Fund                                                   $  203,473       $  (203,473)
Moderate Conservative Fund                                             431,000          (431,000)
Moderate Fund                                                        1,458,608        (1,458,608)
Moderate Aggressive Fund                                             1,624,380        (1,624,380)
Aggressive Fund                                                        686,324          (686,324)
Total Equity Fund                                                      578,824          (578,824)




--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  89

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The tax character of distributions paid for the years indicated is as follows:

                                                           2009                           2008
YEAR ENDED JAN. 31,                              ORDINARY       LONG-TERM       ORDINARY       LONG-TERM
FUND                                              INCOME      CAPITAL GAIN       INCOME      CAPITAL GAIN
---------------------------------------------------------------------------------------------------------
Conservative Fund
    Class A                                    $ 4,590,392     $  296,735     $ 3,669,708     $ 3,746,975
    Class B                                      1,145,474         85,222       1,146,083       1,363,104
    Class C                                        274,191         21,813         193,538         242,361
    Class R4                                           844             43           1,016             922
Moderate Conservative Fund
    Class A                                      8,257,087        856,271       8,797,324      13,067,058
    Class B                                      1,575,609        205,271       2,245,599       3,970,768
    Class C                                        373,627         51,217         452,417         825,895
    Class R4                                           895             76           1,491           2,359
Moderate Fund
    Class A                                     18,700,061      1,332,818      26,560,637      50,679,337
    Class B                                      3,120,146        294,283       5,878,644      13,574,735
    Class C                                        665,075         68,010       1,025,326       2,422,442
    Class R4                                         2,769            159           3,752           7,358
Moderate Aggressive Fund
    Class A                                     19,739,414      1,757,395      29,047,444      80,931,615
    Class B                                      2,803,836        356,315       5,136,758      18,399,269
    Class C                                        536,478         70,980         868,612       3,012,041
    Class R4                                        20,137          1,516           9,512          92,686
Aggressive Fund
    Class A                                      5,418,061      1,502,260      15,412,882      47,454,899
    Class B                                        381,593        293,912       2,695,525      10,707,511
    Class C                                         96,923         57,072         441,636       1,672,464
    Class R4                                         3,384            719           5,106          14,393
Total Equity Fund
    Class A                                      1,793,989      1,992,042      10,755,718      50,120,002
    Class B                                         50,350        376,359       1,648,582      11,088,911
    Class C                                         10,291         76,213         294,407       1,817,034
    Class R4                                           980            603           4,986          21,077


At Jan. 31, 2009, the components of distributable earnings on a tax basis for each Fund are as follows:

                                            UNDISTRIBUTED    UNDISTRIBUTED     ACCUMULATED      UNREALIZED
                                               ORDINARY       ACCUMULATED       REALIZED       APPRECIATION
FUND                                            INCOME         LONG-TERM       GAIN (LOSS)    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
Conservative Fund                             $  113,849           $0         $   (192,230)    $ (34,591,177)
Moderate Conservative Fund                     1,389,277            0           (2,290,537)      (94,400,960)
Moderate Fund                                  8,057,530            0          (10,391,694)     (329,977,717)
Moderate Aggressive Fund                       2,720,971            0          (13,834,899)     (415,154,163)
Aggressive Fund                                3,264,634            0          (10,806,229)     (231,060,383)
Total Equity Fund                              3,996,262            0          (11,256,800)     (237,333,492)


RECENT ACCOUNTING PRONOUNCEMENTS
Each Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivative and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At Jan. 31, 2009, the Funds did not own nor were they a party to any credit derivative contracts within the scope of these amendments.


--------------------------------------------------------------------------------
90  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivatives and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of Jan. 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and distributed quarterly, when available, for Conservative Fund, Moderate Conservative Fund, Moderate Fund and Moderate Aggressive Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for Aggressive Fund and Total Equity Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

2. EXPENSES AND SALES CHARGES

MANAGEMENT FEES AND UNDERLYING FUND FEES
Each Fund does not pay the Investment Manager a direct management fee for managing its assets. In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances of the underlying funds which reduced the underlying funds transfer agency fees. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

COMPENSATION OF BOARD MEMBERS
Compensation to board members and certain other core expenses are paid directly by the affiliated underlying funds in which each Fund invests.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual account-based fee for this service as follows:

FUND                                                             CLASS A    CLASS B    CLASS C
----------------------------------------------------------------------------------------------
Conservative Fund                                                 $20.50     $21.50     $21.00
Moderate Conservative Fund                                         20.50      21.50      21.00
Moderate Fund                                                      19.50      20.50      20.00
Moderate Aggressive Fund                                           19.50      20.50      20.00
Aggressive Fund                                                    19.50      20.50      20.00
Total Equity Fund                                                  19.50      20.50      20.00


Each Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statements of Operations.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  91

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of each Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
Each Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") for each Fund was approximately as follows:

FUND                                                                   CLASS B      CLASS C
-------------------------------------------------------------------------------------------
Conservative Fund                                                    $2,103,000    $101,000
Moderate Conservative Fund                                            3,262,000     140,000
Moderate Fund                                                         7,972,000     317,000
Moderate Aggressive Fund                                              7,254,000     258,000
Aggressive Fund                                                       3,348,000     118,000
Total Equity Fund                                                     2,857,000     107,000


These amounts are based on the most recent information available as of Jan. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing the Funds' shares for the year ended Jan. 31, 2009, are as follows:

FUND                                                           CLASS A      CLASS B    CLASS C
----------------------------------------------------------------------------------------------
Conservative Fund                                            $  476,690    $ 47,934    $ 3,966
Moderate Conservative Fund                                      875,026      99,025      7,961
Moderate Fund                                                 3,087,320     179,105     11,341
Moderate Aggressive Fund                                      3,973,005     200,635      7,805
Aggressive Fund                                               1,988,696      88,187      4,359
Total Equity Fund                                             1,483,751      75,366      2,013


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended Jan. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of underlying funds) were as follows:

FUND                                                     CLASS A    CLASS B    CLASS C    CLASS R4
--------------------------------------------------------------------------------------------------
Conservative Fund                                           N/A        N/A        N/A       0.13%
Moderate Conservative Fund                                  N/A        N/A        N/A       0.07
Moderate Fund                                               N/A        N/A        N/A       0.06
Moderate Aggressive Fund                                    N/A        N/A        N/A       0.09
Aggressive Fund                                            0.50%      1.26%      1.25%      0.11
Total Equity Fund                                          0.51       1.27       1.26       0.11


The waived/reimbursed fees and expenses for transfer agency fees at the class level were as follows:

FUND                                                    CLASS A    CLASS B    CLASS C    CLASS R4
-------------------------------------------------------------------------------------------------
Conservative Fund                                       $   N/A     $  N/A     $  N/A      $  2
Moderate Conservative Fund                                  N/A        N/A        N/A        13
Moderate Fund                                               N/A        N/A        N/A        37
Moderate Aggressive Fund                                    N/A        N/A        N/A        67
Aggressive Fund                                           8,408      1,754      1,367         4
Total Equity Fund                                        29,117      5,923      1,953       N/A




--------------------------------------------------------------------------------
92  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


The waived fees and expenses for the plan administration services fees at the class level were as follows:

FUND                                                                           CLASS R4
---------------------------------------------------------------------------------------
Conservative Fund                                                               $   57
Moderate Conservative Fund                                                          67
Moderate Fund                                                                      238
Moderate Aggressive Fund                                                         1,791
Aggressive Fund                                                                    369
Total Equity Fund                                                                  319


Under an agreement which was effective until Jan. 31, 2009, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) would not exceed the following percentage of each Fund's average daily net assets:

FUND                                                     CLASS A    CLASS B    CLASS C    CLASS R4
--------------------------------------------------------------------------------------------------
Conservative Fund                                          0.51%      1.27%      1.26%      0.38%
Moderate Conservative Fund                                 0.51       1.27       1.26       0.32
Moderate Fund                                              0.51       1.27       1.26       0.31
Moderate Aggressive Fund                                   0.51       1.27       1.26       0.34
Aggressive Fund                                            0.51       1.27       1.26       0.37
Total Equity Fund                                          0.51       1.27       1.26       0.37


Effective Feb. 1, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.51% for Class A, 1.27% for Class B, 1.27% for Class C, and 0.41% for Class R4 of each Fund's average daily net assets.

EARNINGS CREDITS AND CUSTODIAN FEES
During the year ended Jan. 31, 2009, the Funds' custodian fees were reduced as a result of earnings credits from overnight cash balances as follows:

FUND                                                                            AMOUNT
--------------------------------------------------------------------------------------
Conservative Fund                                                                $173
Moderate Conservative Fund                                                        242
Moderate Fund                                                                     310
Moderate Aggressive Fund                                                          492
Aggressive Fund                                                                   310
Total Equity Fund                                                                 147


Effective Dec. 15, 2008, each Fund pays custodian fees to JP Morgan Chase Bank, N.A. Prior to Dec. 15, 2008, each Fund had a custodian agreement with Ameriprise Trust Company, a subsidiary of Ameriprise Financial. For the period from Feb. 1, 2008 through Dec. 15, 2008, the Funds did not pay any custodian fees directly to Ameriprise Trust Company.


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  93

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


3. SECURITIES TRANSACTIONS

For the year ended Jan. 31, 2009, cost of purchases and proceeds from sales of investments in underlying affiliated funds aggregated for each Fund are as follows:

FUND                                                               PURCHASES       PROCEEDS
---------------------------------------------------------------------------------------------
Conservative Fund                                                $123,246,508    $ 49,346,625
Moderate Conservative Fund                                        182,039,151     106,268,764
Moderate Fund                                                     520,997,112     334,044,353
Moderate Aggressive Fund                                          436,309,671     341,882,902
Aggressive Fund                                                   215,798,253     169,161,049
Total Equity Fund                                                 160,887,435     120,039,866


Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for each Fund for the periods indicated are as follows:

                                                                     YEAR ENDED JAN. 31, 2009
                                                                 ISSUED FOR
                                                                 REINVESTED                        NET
FUND                                                  SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------------------------------------
Conservative Fund
    Class A                                        12,135,582      517,871     (6,447,634)       6,205,819
    Class B                                         3,555,606      129,605     (2,787,018)         898,193
    Class C                                           979,697       30,392       (512,850)         497,239
    Class R4                                               --           57             --               57
Moderate Conservative Fund
    Class A                                        16,256,903      983,414    (10,453,018)       6,787,299
    Class B                                         3,776,451      192,614     (3,790,688)         178,377
    Class C                                           969,070       45,002       (627,368)         386,704
    Class R4                                              324           70         (1,440)          (1,046)
Moderate Fund
    Class A                                        38,781,832    2,187,244    (24,704,406)      16,264,670
    Class B                                         7,990,722      375,692     (8,201,850)         164,564
    Class C                                         2,169,214       78,519     (1,250,975)         996,758
    Class R4                                               --          292             --              292
Moderate Aggressive Fund
    Class A                                        28,638,021    2,541,544    (23,305,482)       7,874,083
    Class B                                         5,819,320      387,301     (6,664,485)        (457,864)
    Class C                                         1,480,585       72,561       (950,641)         602,505
    Class R4                                              179        2,534             --            2,713
Aggressive Fund
    Class A                                        13,475,587    1,009,824    (10,050,232)       4,435,179
    Class B                                         2,265,599       99,351     (2,713,654)        (348,704)
    Class C                                           670,525       22,155       (394,849)         297,831
    Class R4                                           16,664          578         (5,988)          11,254
Total Equity Fund
    Class A                                        13,074,766      589,485     (9,393,966)       4,270,285
    Class B                                         1,777,325       67,210     (2,326,250)        (481,715)
    Class C                                           547,993       13,522       (321,740)         239,775
    Class R4                                            4,021          228         (7,442)          (3,193)
--------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
94  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


                                                                     YEAR ENDED JAN. 31, 2008
                                                                 ISSUED FOR
                                                                 REINVESTED                        NET
FUND                                                  SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------------------------------------
Conservative Fund
    Class A                                         5,740,180      698,789     (3,421,579)       3,017,390
    Class B                                         1,746,465      237,061     (1,434,794)         548,732
    Class C                                           382,937       40,415       (171,400)         251,952
    Class R4                                               --          108             --              108
Moderate Conservative Fund
    Class A                                         9,993,615    2,009,467     (4,987,239)       7,015,843
    Class B                                         2,755,532      572,537     (2,462,588)         865,481
    Class C                                           634,069      115,406       (365,743)         383,732
    Class R4                                            1,338          270             --            1,608
Moderate Fund
    Class A                                        25,011,505    6,993,088    (13,475,733)      18,528,860
    Class B                                         6,509,827    1,772,902     (5,927,374)       2,355,355
    Class C                                         1,344,626      305,408       (615,474)       1,034,560
    Class R4                                            9,628          915        (10,322)             221
Moderate Aggressive Fund
    Class A                                        21,319,298    9,901,614    (15,493,143)      15,727,769
    Class B                                         4,915,067    2,138,482     (5,262,188)       1,791,361
    Class C                                         1,231,273      342,212       (590,555)         982,930
    Class R4                                           47,165        9,206         (8,454)          47,917
Aggressive Fund
    Class A                                         9,560,036    5,649,497     (7,009,857)       8,199,676
    Class B                                         2,027,918    1,215,200     (2,222,898)       1,020,220
    Class C                                           513,735      188,227       (245,846)         456,116
    Class R4                                            7,521        1,605         (4,942)           4,184
Total Equity Fund
    Class A                                         8,843,019    5,391,056     (6,591,204)       7,642,871
    Class B                                         1,799,101    1,132,079     (2,108,583)         822,597
    Class C                                           443,315      185,799       (219,842)         409,272
    Class R4                                              794        2,141         (2,820)             115
--------------------------------------------------------------------------------------------------------------


5. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At Jan. 31, 2009, each Fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

Conservative Fund

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                                           28.90%


Moderate Conservative Fund

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                                           29.66%
RiverSource Income Opportunities Fund                                             6.18




--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  95

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Moderate Fund

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund                                    14.77%
RiverSource Income Opportunities Fund                                            13.11
RiverSource Global Bond Fund                                                     12.66
RiverSource Partners International Select Growth Fund                            10.14
RiverSource Real Estate Fund                                                      9.95
RiverSource Inflation Protected Securities Fund                                   9.82
RiverSource Partners International Small Cap Fund                                 8.74
RiverSource Partners Small Cap Growth Fund                                        8.31
RiverSource Diversified Bond Fund                                                 7.26
RiverSource Large Cap Value Fund                                                  6.62
Threadneedle International Opportunity Fund                                       6.34
RiverSource Absolute Return Currency and Income Fund                              6.18
RiverSource Partners Fundamental Value Fund                                       5.87
RiverSource Partners Aggressive Growth Fund                                       5.68


Moderate Aggressive Fund

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund                                    18.80%
RiverSource Partners International Select Growth Fund                            12.90
RiverSource Global Bond Fund                                                     12.09
RiverSource Partners International Small Cap Fund                                11.13
RiverSource Partners Small Cap Growth Fund                                       10.59
RiverSource Income Opportunities Fund                                            10.32
RiverSource Real Estate Fund                                                      9.61
RiverSource Inflation Protected Securities Fund                                   8.90
RiverSource Large Cap Value Fund                                                  8.51
Threadneedle International Opportunity Fund                                       8.05
RiverSource Partners Fundamental Value Fund                                       7.47
RiverSource Partners Aggressive Growth Fund                                       7.04
RiverSource Absolute Return Currency and Income Fund                              5.96
RiverSource Partners Select Value Fund                                            5.54
RiverSource Partners International Select Value Fund                              5.14


Aggressive Fund

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund                                    10.70%
RiverSource Partners International Select Growth Fund                             7.36
RiverSource Partners International Small Cap Fund                                 6.35
RiverSource Partners Small Cap Growth Fund                                        6.05
RiverSource Income Opportunities Fund                                             5.49


Total Equity Fund

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Large Cap Value Fund                                                 12.39%
RiverSource Disciplined Large Cap Growth Fund                                    10.94
RiverSource Partners International Select Growth Fund                             7.53
RiverSource Partners International Small Cap Fund                                 6.45
RiverSource Partners Small Cap Growth Fund                                        5.18




--------------------------------------------------------------------------------
96  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


6. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, capital loss carry-overs at Jan. 31, 2009 that will expire in 2017 were as follows:

FUND                                                                         CARRY-OVER
---------------------------------------------------------------------------------------
Moderate Conservative Fund                                                   $1,062,939
Moderate Fund                                                                 7,597,638
Moderate Aggressive Fund                                                      1,997,917
Aggressive Fund                                                               2,936,474
Total Equity Fund                                                             3,787,911


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses realized between Nov. 1 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At Jan. 31, 2009, post-October losses that are treated as occurring on Feb. 1, 2009 were as follows:

FUND                                                                       POST-OCTOBER LOSS
--------------------------------------------------------------------------------------------
Conservative Fund                                                             $   192,230
Moderate Conservative Fund                                                      1,227,598
Moderate Fund                                                                   2,794,056
Moderate Aggressive Fund                                                       11,836,982
Aggressive Fund                                                                 7,869,755
Total Equity Fund                                                               7,468,889


It is unlikely the Board will authorize distributions of any net realized capital gains until the available capital loss carry-overs have been offset or expire.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a

--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  97

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian
T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
98  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND, RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND, RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND, RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND, RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND, AND RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in affiliated funds, of RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Aggressive Fund, and RiverSource Portfolio Builder Total Equity Fund (the Funds) (six of the portfolios constituting the RiverSource Market Advantage Series, Inc.) as of January 31, 2009, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the periods presented through January 31, 2007, were audited by other auditors whose report dated March 20, 2007, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within RiverSource Market Advantage Series, Inc. at January 31, 2009, and the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2009


--------------------------------------------------------------------------------
                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 ANNUAL REPORT  99

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JAN. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (98.5%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.0%)
Boeing                                                   10,954              $463,464
General Dynamics                                          5,830(d)            330,736
Goodrich                                                  1,839                71,096
Honeywell Intl                                           10,855               356,153
L-3 Communications Holdings                               1,785               141,051
Lockheed Martin                                           4,973               407,985
Northrop Grumman                                          4,886               235,114
Precision Castparts                                       2,085(d)            135,421
Raytheon                                                  6,187(d)            313,186
Rockwell Collins                                          2,371                89,339
United Technologies                                      14,212               682,033
                                                                      ---------------
Total                                                                       3,225,578
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.0%)
CH Robinson Worldwide                                     2,525               116,100
Expeditors Intl of Washington                             3,165                88,019
FedEx                                                     4,654               237,075
United Parcel Service Cl B                               14,872               631,910
                                                                      ---------------
Total                                                                       1,073,104
-------------------------------------------------------------------------------------

AIRLINES (0.1%)
Southwest Airlines                                       11,054                77,710
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                                    3,602(b)             22,224
Johnson Controls                                          8,886               111,164
                                                                      ---------------
Total                                                                         133,388
-------------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Ford Motor                                               35,707(b,d)           66,772
General Motors                                            9,129(d)             27,478
Harley-Davidson                                           3,483(d)             42,423
                                                                      ---------------
Total                                                                         136,673
-------------------------------------------------------------------------------------

BEVERAGES (2.6%)
Brown-Forman Cl B                                         1,462                66,389
Coca-Cola                                                29,744             1,270,665
Coca-Cola Enterprises                                     4,741                53,241
Constellation Brands Cl A                                 2,905(b)             42,181
Dr Pepper Snapple Group                                   3,795(b)             62,428
Molson Coors Brewing Cl B                                 2,224                89,560
Pepsi Bottling Group                                      2,024                39,043
PepsiCo                                                  23,214             1,166,039
                                                                      ---------------
Total                                                                       2,789,546
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (2.3%)
Amgen                                                    15,840(b)            868,823
Biogen Idec                                               4,364(b,d)          212,309
Celgene                                                   6,850(b)            362,708
Cephalon                                                  1,020(b,d)           78,724
Genzyme                                                   4,047(b,d)          278,919
Gilead Sciences                                          13,750(b)            698,087
                                                                      ---------------
Total                                                                       2,499,570
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (--%)
Masco                                                     5,384                42,103
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.1%)
Ameriprise Financial                                      3,235                65,185
Bank of New York Mellon                                  17,153               441,519
Charles Schwab                                           13,982               190,015
E*TRADE Financial                                         8,410(b)              9,587
Federated Investors Cl B                                  1,320(d)             25,766
Franklin Resources                                        2,265(d)            109,671
Goldman Sachs Group                                       6,611               533,707
Invesco                                                   5,755                67,851
Janus Capital Group                                       2,364(d)             12,411
Legg Mason                                                2,120(d)             34,047
Morgan Stanley                                           15,871               321,071
Northern Trust                                            3,330(d)            191,542
State Street                                              6,453(d)            150,161
T Rowe Price Group                                        3,866(d)            106,624
                                                                      ---------------
Total                                                                       2,259,157
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

CHEMICALS (1.8%)
Air Products & Chemicals                                  3,129              $157,389
CF Inds Holdings                                            850(d)             39,950
Dow Chemical                                             13,813               160,093
Eastman Chemical                                          1,087(d)             28,208
Ecolab                                                    2,506                85,104
EI du Pont de Nemours & Co                               13,488               309,684
Intl Flavors & Fragrances                                 1,173(d)             33,571
Monsanto                                                  8,186               622,627
PPG Inds                                                  2,459                92,409
Praxair                                                   4,608               286,894
Rohm & Haas                                               1,868               103,095
Sigma-Aldrich                                             1,870(d)             67,470
                                                                      ---------------
Total                                                                       1,986,494
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.1%)
Banco Santander ADR                                       2,610(c)             20,460
BB&T                                                      8,257(d)            163,406
Comerica                                                  2,245                37,402
Fifth Third Bancorp                                       8,630                20,626
First Horizon Natl                                        3,069(d)             29,215
Huntington Bancshares                                     5,467(d)             15,745
KeyCorp                                                   7,396                53,843
M&T Bank                                                  1,155(d)             44,941
Marshall & Ilsley                                         3,891(d)             22,218
PNC Financial Services Group                              6,395               207,965
Regions Financial                                        10,348                35,804
SunTrust Banks                                            5,290                64,855
US Bancorp                                               26,224               389,164
Wells Fargo & Co                                         63,082(d)          1,192,250
Zions Bancorporation                                      1,720(d)             25,662
                                                                      ---------------
Total                                                                       2,323,556
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Avery Dennison                                            1,589(d)             38,501
Cintas                                                    1,963(d)             44,658
Iron Mountain                                             1,652(b,d)           33,800
Pitney Bowes                                              3,078                68,516
Republic Services                                         4,795               123,999
RR Donnelley & Sons                                       3,067                29,934
Stericycle                                                1,280(b,d)           62,618
Waste Management                                          7,332               228,685
                                                                      ---------------
Total                                                                         630,711
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.6%)
Ciena                                                     1,350(b,d)            8,424
Cisco Systems                                            87,520(b,d)        1,310,174
Corning                                                  23,230               234,855
Harris                                                    2,010                87,013
JDS Uniphase                                              3,282(b,d)           11,914
Juniper Networks                                          7,890(b,d)          111,722
Motorola                                                 33,878               150,080
QUALCOMM                                                 24,748               855,043
Tellabs                                                   5,951(b)             24,578
                                                                      ---------------
Total                                                                       2,793,803
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (4.6%)
Apple                                                    13,284(b)          1,197,287
Dell                                                     25,872(b)            245,784
EMC                                                      30,500(b,d)          336,720
Hewlett-Packard                                          36,611             1,272,232
IBM                                                      20,086             1,840,881
Lexmark Intl Cl A                                         1,167(b)             27,635
NetApp                                                    4,931(b,d)           73,127
QLogic                                                    1,916(b)             21,689
SanDisk                                                   3,375(b,d)           38,576
Sun Microsystems                                         11,041(b)             45,931
Teradata                                                  2,628(b)             34,506
                                                                      ---------------
Total                                                                       5,134,368
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                     2,718               105,731
Jacobs Engineering Group                                  1,835(b)             70,959
                                                                      ---------------
Total                                                                         176,690
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                          1,648(d)             81,510
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.5%)
American Express                                         17,337               290,047
Capital One Financial                                     5,851(d)             92,680


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
CONSUMER FINANCE (CONT.)
Discover Financial Services                               7,170               $51,266
SLM                                                       6,988(b)             80,013
                                                                      ---------------
Total                                                                         514,006
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Ball                                                      1,414                54,213
Bemis                                                     1,492                33,674
Owens-Illinois                                            1,765(b,d)           33,535
Pactiv                                                    1,967(b,d)           42,527
Sealed Air                                                2,360                31,978
                                                                      ---------------
Total                                                                         195,927
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                                             2,384                76,336
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.2%)
Apollo Group Cl A                                         1,588(b)            129,358
H&R Block                                                 5,068               105,060
                                                                      ---------------
Total                                                                         234,418
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (2.6%)
Bank of America                                          95,575               628,884
CIT Group                                                 5,390                15,038
Citigroup                                                81,459               289,179
CME Group                                                 1,005(d)            174,780
IntercontinentalExchange                                  1,075(b,d)           61,200
JPMorgan Chase & Co                                      55,790             1,423,202
Leucadia Natl                                             2,650(b)             42,188
Moody's                                                   2,900(d)             62,118
NASDAQ OMX Group                                          2,035(b,d)           44,404
NYSE Euronext                                             3,965(d)             87,230
                                                                      ---------------
Total                                                                       2,828,223
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.4%)
AT&T                                                     88,090             2,168,775
CenturyTel                                                1,501(d)             40,737
Embarq                                                    2,123                75,834
Frontier Communications                                   4,655                37,752
Qwest Communications Intl                                21,895(d)             70,502
Verizon Communications                                   42,459             1,268,250
Windstream                                                6,573                57,054
                                                                      ---------------
Total                                                                       3,718,904
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.6%)
Allegheny Energy                                          2,525                83,931
American Electric Power                                   6,033               189,135
Duke Energy                                              18,914(f)            286,547
Edison Intl                                               4,874               158,746
Entergy                                                   2,834(d)            216,404
Exelon                                                    9,834(d)            533,200
FirstEnergy                                               4,561               228,004
FPL Group                                                 6,106               314,764
Pepco Holdings                                            3,230                57,526
Pinnacle West Capital                                     1,509                50,506
PPL                                                       5,604               171,819
Progress Energy                                           3,936               152,402
Southern                                                 11,581               387,385
                                                                      ---------------
Total                                                                       2,830,369
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
Cooper Inds Cl A                                          2,586                69,589
Emerson Electric                                         11,466               374,939
Rockwell Automation                                       2,111                54,970
                                                                      ---------------
Total                                                                         499,498
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.3%)
Agilent Technologies                                      5,230(b)             94,558
Amphenol Cl A                                             2,625                68,644
FLIR Systems                                              1,470(b)             36,706
Jabil Circuit                                             3,150                18,333
Molex                                                     2,110(d)             28,211
Tyco Electronics                                          6,838(c,d)           96,826
                                                                      ---------------
Total                                                                         343,278
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.7%)
Baker Hughes                                              4,592               153,005
BJ Services                                               4,366                48,026
Cameron Intl                                              3,280(b)             75,965
ENSCO Intl                                                2,120                58,003
Halliburton                                              13,358               230,426
Nabors Inds                                               4,254(b,c,d)         46,581
Natl Oilwell Varco                                        6,240(b,d)          164,986
Noble                                                     3,948               107,188
Rowan Companies                                           1,694                21,446
Schlumberger                                             17,882               729,764
Smith Intl                                                3,275                74,343


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ENERGY EQUIPMENT & SERVICES (CONT.)
Weatherford Intl                                         10,180(b)           $112,285
                                                                      ---------------
Total                                                                       1,822,018
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (3.2%)
Costco Wholesale                                          6,454               290,624
CVS Caremark                                             21,466               577,006
Kroger                                                    9,757               219,533
Safeway                                                   6,405               137,259
SUPERVALU                                                 3,169                55,584
SYSCO                                                     8,959               199,696
Walgreen                                                 14,792(f)            405,449
Wal-Mart Stores                                          33,423             1,574,891
Whole Foods Market                                        2,095(d)             21,474
                                                                      ---------------
Total                                                                       3,481,516
-------------------------------------------------------------------------------------

FOOD PRODUCTS (2.0%)
Archer-Daniels-Midland                                    9,588               262,519
Campbell Soup                                             3,076(d)             93,418
ConAgra Foods                                             6,678               114,194
Dean Foods                                                2,305(b,d)           44,579
General Mills                                             4,998               295,632
Hershey                                                   2,482(d)             92,529
HJ Heinz                                                  4,702               171,623
JM Smucker                                                1,770                79,916
Kellogg                                                   3,761               164,318
Kraft Foods Cl A                                         21,959               615,949
McCormick & Co                                            1,940(d)             62,158
Sara Lee                                                 10,570               106,017
Tyson Foods Cl A                                          4,515(d)             39,958
                                                                      ---------------
Total                                                                       2,142,810
-------------------------------------------------------------------------------------

GAS UTILITIES (0.2%)
Equitable Resources                                       1,960(d)             67,091
Nicor                                                       671                22,955
Questar                                                   2,590(d)             88,008
                                                                      ---------------
Total                                                                         178,054
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.5%)
Baxter Intl                                               9,266               543,451
Becton Dickinson & Co                                     3,630               263,792
Boston Scientific                                        22,445(b)            199,087
Covidien                                                  7,528(c)            288,624
CR Bard                                                   1,484               126,986
DENTSPLY Intl                                             2,230(d)             60,009
Hospira                                                   2,386(b)             59,411
Intuitive Surgical                                          580(b,d)           59,873
Medtronic                                                16,718               559,886
St. Jude Medical                                          5,146(b)            187,160
Stryker                                                   3,618               152,824
Varian Medical Systems                                    1,860(b)             69,062
Zimmer Holdings                                           3,354(b)            122,086
                                                                      ---------------
Total                                                                       2,692,251
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.3%)
Aetna                                                     6,888               213,528
AmerisourceBergen                                         2,332                84,698
Cardinal Health                                           5,375               202,369
CIGNA                                                     4,107                71,298
Coventry Health Care                                      2,230(b)             33,740
DaVita                                                    1,555(b)             73,085
Express Scripts                                           3,700(b)            198,912
Humana                                                    2,525(b)             95,773
Laboratory Corp of America Holdings                       1,618(b)             95,786
McKesson                                                  4,121               182,148
Medco Health Solutions                                    7,440(b,d)          334,279
Patterson Companies                                       1,365(b)             25,102
Quest Diagnostics                                         2,370               116,960
Tenet Healthcare                                          6,201(b)              6,635
UnitedHealth Group                                       18,056               511,526
WellPoint                                                 7,612(b)            315,517
                                                                      ---------------
Total                                                                       2,561,356
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                                2,721                39,509
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.5%)
Carnival Unit                                             6,530               118,781
Darden Restaurants                                        2,074                54,380
Intl Game Technology                                      4,406(d)             46,704
Marriott Intl Cl A                                        4,388(d)             71,568
McDonald's                                               16,656               966,381
Starbucks                                                10,998(b)            103,821
Starwood Hotels & Resorts Worldwide                       2,732(d)             41,308
Wyndham Worldwide                                         2,646                16,220
Wynn Resorts                                                920(b,d)           27,674
Yum! Brands                                               6,912               197,821
                                                                      ---------------
Total                                                                       1,644,658
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

HOUSEHOLD DURABLES (0.3%)
Black & Decker                                              902               $26,077
Centex                                                    1,856                15,795
DR Horton                                                 4,120                24,555
Fortune Brands                                            2,237                71,584
Harman Intl Inds                                            875(d)             14,079
KB Home                                                   1,126(d)             12,014
Leggett & Platt                                           2,339                29,214
Lennar Cl A                                               2,110                16,226
Newell Rubbermaid                                         4,140                33,451
Pulte Homes                                               3,198                32,460
Snap-On                                                     861                25,985
Stanley Works                                             1,173                36,668
Whirlpool                                                 1,094(d)             36,572
                                                                      ---------------
Total                                                                         374,680
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (3.1%)
Clorox                                                    2,071               103,861
Colgate-Palmolive                                         7,548               490,922
Kimberly-Clark                                            6,185               318,342
Procter & Gamble                                         44,633             2,432,498
                                                                      ---------------
Total                                                                       3,345,623
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
AES                                                      10,053(b)             79,519
Constellation Energy Group                                2,671(d)             70,247
Dynegy Cl A                                               7,562(b)             15,956
                                                                      ---------------
Total                                                                         165,722
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.4%)
3M                                                       10,356               557,049
General Electric                                        157,000(f)          1,904,411
Textron                                                   3,606                32,562
Tyco Intl                                                 7,068(c)            148,569
                                                                      ---------------
Total                                                                       2,642,591
-------------------------------------------------------------------------------------

INSURANCE (2.2%)
AFLAC                                                     6,966               161,681
Allstate                                                  8,008               173,533
American Intl Group                                      40,188                51,441
Aon                                                       4,033               149,423
Assurant                                                  1,760                46,464
Chubb                                                     5,318               226,440
Cincinnati Financial                                      2,424                53,158
Genworth Financial Cl A                                   6,470                15,010
Hartford Financial Services Group                         4,502(d)             59,246
Lincoln Natl                                              3,824                57,857
Loews                                                     5,407               131,931
Marsh & McLennan Companies                                7,686               148,570
MBIA                                                      2,813(b,d)           10,858
MetLife                                                  11,865(d)            340,882
Principal Financial Group                                 3,875                64,286
Progressive                                              10,100(b)            122,715
Prudential Financial                                      6,342               163,307
Torchmark                                                 1,276(d)             38,280
Travelers Companies                                       8,741               337,753
Unum Group                                                4,952                70,120
XL Capital Cl A                                           4,945(c)             14,341
                                                                      ---------------
Total                                                                       2,437,296
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
Amazon.com                                                4,805(b,d)          282,630
Expedia                                                   3,130(b)             27,951
                                                                      ---------------
Total                                                                         310,581
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.6%)
Akamai Technologies                                       2,525(b,d)           34,037
eBay                                                     16,032(b)            192,705
Google Cl A                                               3,580(b)          1,211,937
VeriSign                                                  2,900(b,d)           55,999
Yahoo!                                                   20,744(b)            243,327
                                                                      ---------------
Total                                                                       1,738,005
-------------------------------------------------------------------------------------

IT SERVICES (1.0%)
Affiliated Computer Services Cl A                         1,455(b)             66,726
Automatic Data Processing                                 7,596(d)            275,964
Cognizant Technology Solutions Cl A                       4,350(b)             81,476
Computer Sciences                                         2,260(b)             83,258
Convergys                                                 1,827(b,d)           13,757
Fidelity Natl Information Services                        2,840                45,184
Fiserv                                                    2,397(b)             76,105
MasterCard Cl A                                           1,080(d)            146,643


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
IT SERVICES (CONT.)
Paychex                                                   4,797(d)           $116,519
Total System Services                                     2,943                37,258
Western Union                                            10,693               146,066
                                                                      ---------------
Total                                                                       1,088,956
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak                                             4,012(d)             18,174
Hasbro                                                    1,853                44,713
Mattel                                                    5,354                75,974
                                                                      ---------------
Total                                                                         138,861
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.4%)
Life Technologies                                         2,576(b)             65,585
Millipore                                                   826(b)             45,562
PerkinElmer                                               1,764(d)             22,262
Thermo Fisher Scientific                                  6,278(b,d)          225,568
Waters                                                    1,474(b)             53,315
                                                                      ---------------
Total                                                                         412,292
-------------------------------------------------------------------------------------

MACHINERY (1.6%)
Caterpillar                                               9,016               278,143
Cummins                                                   3,010                72,180
Danaher                                                   3,818               213,541
Deere & Co                                                6,378               221,572
Dover                                                     2,779(f)             78,590
Eaton                                                     2,460               108,289
Flowserve                                                   845                45,047
Illinois Tool Works                                       5,886               192,237
Ingersoll-Rand Cl A                                       4,768(c)             77,289
ITT                                                       2,714(d)            122,890
Manitowoc                                                 1,950                10,725
PACCAR                                                    5,417(d)            142,955
Pall                                                      1,761                45,909
Parker Hannifin                                           2,407                91,971
                                                                      ---------------
Total                                                                       1,701,338
-------------------------------------------------------------------------------------

MEDIA (2.4%)
CBS Cl B                                                 10,161                58,121
Comcast Cl A                                             43,050               630,682
DIRECTV Group                                             8,160(b)            178,704
Gannett                                                   3,411                19,681
Interpublic Group of Companies                            7,121(b)             23,713
McGraw-Hill Companies                                     4,704               103,441
Meredith                                                    539                 8,608
New York Times Cl A                                       1,744(d)              8,668
News Corp Cl A                                           34,380               219,688
Omnicom Group                                             4,646(d)            120,285
Scripps Networks Interactive Cl A                         1,345                28,877
Time Warner                                              53,626               500,331
Viacom Cl B                                               9,171(b)            135,272
Walt Disney                                              27,673(d)            572,278
Washington Post Cl B                                         90                35,150
                                                                      ---------------
Total                                                                       2,643,499
-------------------------------------------------------------------------------------

METALS & MINING (0.7%)
AK Steel Holding                                          1,675(d)             13,517
Alcoa                                                    11,958                93,153
Allegheny Technologies                                    1,444(d)             31,898
Freeport-McMoRan Copper & Gold                            5,642               141,840
Newmont Mining                                            6,795               270,305
Nucor                                                     4,694               191,468
Titanium Metals                                           1,275                 8,989
United States Steel                                       1,741                52,282
                                                                      ---------------
Total                                                                         803,452
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.7%)
Big Lots                                                  1,224(b,d)           16,463
Family Dollar Stores                                      2,086(d)             57,928
JC Penney                                                 3,317(d)             55,560
Kohl's                                                    4,559(b,f)          167,361
Macy's                                                    6,282                56,224
Nordstrom                                                 2,374(d)             30,126
Sears Holdings                                              835(b,d)           34,168
Target                                                   11,251(d)            351,031
                                                                      ---------------
Total                                                                         768,861
-------------------------------------------------------------------------------------

MULTI-UTILITIES (1.6%)
Ameren                                                    3,162               105,137
CenterPoint Energy                                        5,141(d)             68,787
CMS Energy                                                3,384(d)             39,762
Consolidated Edison                                       4,090               166,667
Dominion Resources                                        8,688               305,643
DTE Energy                                                2,438                84,111
Integrys Energy Group                                     1,138                47,512
NiSource                                                  4,101                39,698
PG&E                                                      5,391               208,469


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
MULTI-UTILITIES (CONT.)
Public Service Enterprise Group                           7,570              $238,984
SCANA                                                     1,196                41,011
Sempra Energy                                             3,646               159,841
TECO Energy                                               3,185                38,252
Wisconsin Energy                                          1,750(d)             78,015
Xcel Energy                                               6,710               123,867
                                                                      ---------------
Total                                                                       1,745,756
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                                    12,942                85,935
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (12.1%)
Anadarko Petroleum                                        6,860               252,036
Apache                                                    5,000               375,000
Cabot Oil & Gas                                           1,540                42,335
Chesapeake Energy                                         8,085               127,824
Chevron                                                  30,366             2,141,409
ConocoPhillips                                           22,286             1,059,254
CONSOL Energy                                             2,710                73,875
Devon Energy                                              6,608               407,053
El Paso                                                  10,485                85,767
EOG Resources                                             3,726               252,511
Exxon Mobil                                              76,034(f)          5,815,079
Hess                                                      4,243(d)            235,953
Kinder Morgan Management LLC                                  1(b)                 26
Marathon Oil                                             10,546               287,168
Massey Energy                                             1,270                19,279
Murphy Oil                                                2,845               125,692
Noble Energy                                              2,585               126,484
Occidental Petroleum                                     12,104               660,273
Peabody Energy                                            3,990                99,750
Pioneer Natural Resources                                 1,755                25,693
Range Resources                                           2,320                83,149
Southwestern Energy                                       5,135(b)            162,523
Spectra Energy                                            9,137               132,578
Sunoco                                                    1,746(d)             80,875
Tesoro                                                    2,065(d)             35,580
Valero Energy                                             7,710               185,965
Williams Companies                                        8,654               122,454
XTO Energy                                                8,620               319,716
                                                                      ---------------
Total                                                                      13,335,301
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
Intl Paper                                                6,391                58,286
MeadWestvaco                                              2,553                29,717
Weyerhaeuser                                              3,157                86,312
                                                                      ---------------
Total                                                                         174,315
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Avon Products                                             6,374(d)            130,348
Estee Lauder Companies Cl A                               1,735                45,544
                                                                      ---------------
Total                                                                         175,892
-------------------------------------------------------------------------------------

PHARMACEUTICALS (8.1%)
Abbott Laboratories                                      23,195             1,285,931
Allergan                                                  4,598               175,276
Bristol-Myers Squibb                                     29,591               633,543
Eli Lilly & Co                                           14,952               550,533
Forest Laboratories                                       4,500(b)            112,680
Johnson & Johnson                                        41,469             2,392,346
King Pharmaceuticals                                      3,689(b)             32,242
Merck & Co                                               31,607               902,380
Mylan                                                     4,555(b)             51,608
Pfizer                                                  100,796             1,469,605
Schering-Plough                                          24,301(f)            426,726
Watson Pharmaceuticals                                    1,568(b,d)           42,775
Wyeth                                                    19,903               855,232
                                                                      ---------------
Total                                                                       8,930,877
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (0.2%)
Dun & Bradstreet                                            810                61,560
Equifax                                                   1,887                46,647
Monster Worldwide                                         1,840(b,d)           16,946
Robert Half Intl                                          2,322(d)             39,358
                                                                      ---------------
Total                                                                         164,511
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.9%)
American Capital                                          3,095(d)              8,852
Apartment Investment & Management Cl A                    1,736(d)             15,429
AvalonBay Communities                                     1,155                59,841
Boston Properties                                         1,810(d)             78,373
Developers Diversified Realty                             1,795(d)              8,616
Equity Residential                                        4,070                97,395
HCP                                                       3,775                88,109
Health Care REIT                                          1,539                58,190


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Host Hotels & Resorts                                     7,810(d)            $42,018
Kimco Realty                                              3,420                49,180
Plum Creek Timber                                         2,496(d)             76,802
ProLogis                                                  3,975                39,790
Public Storage                                            1,875               116,005
Simon Property Group                                      3,376(d)            145,099
Vornado Realty Trust                                      2,050(d)            104,161
                                                                      ---------------
Total                                                                         987,860
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                               3,335(b,d)           12,006
-------------------------------------------------------------------------------------

ROAD & RAIL (0.9%)
Burlington Northern Santa Fe                              4,196               277,985
CSX                                                       5,896(d)            170,748
Norfolk Southern                                          5,538               212,438
Ryder System                                                828                27,970
Union Pacific                                             7,574               331,665
                                                                      ---------------
Total                                                                       1,020,806
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.1%)
Advanced Micro Devices                                    9,100(b)             19,929
Altera                                                    4,442                68,318
Analog Devices                                            4,350                86,913
Applied Materials                                        20,057(d)            187,934
Broadcom Cl A                                             6,641(b,d)          105,260
Intel                                                    83,140             1,072,506
KLA-Tencor                                                2,526                50,621
Linear Technology                                         3,317(d)             77,684
LSI                                                       9,638(b,d)           30,649
MEMC Electronic Materials                                 3,360(b)             45,696
Microchip Technology                                      2,715                51,504
Micron Technology                                        11,419(b,d)           42,479
Natl Semiconductor                                        2,920                29,609
Novellus Systems                                          1,455(b,d)           20,064
NVIDIA                                                    8,032(b)             63,854
Teradyne                                                  2,532(b)             12,179
Texas Instruments                                        19,374               289,641
Xilinx                                                    4,094                68,984
                                                                      ---------------
Total                                                                       2,323,824
-------------------------------------------------------------------------------------

SOFTWARE (3.6%)
Adobe Systems                                             7,938(b)            153,283
Autodesk                                                  3,378(b,d)           55,940
BMC Software                                              2,803(b)             71,000
CA                                                        5,883               105,835
Citrix Systems                                            2,719(b,d)           57,208
Compuware                                                 3,685(b)             23,953
Electronic Arts                                           4,792(b,d)           73,988
Intuit                                                    4,788(b,d)          108,448
McAfee                                                    2,280(b)             69,517
Microsoft                                               114,354(f)          1,955,453
Novell                                                    5,162(b)             19,099
Oracle                                                   58,561(b)            985,582
Salesforce.com                                            1,565(b,d)           41,645
Symantec                                                 12,498(b)            191,594
                                                                      ---------------
Total                                                                       3,912,545
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.7%)
Abercrombie & Fitch Cl A                                  1,300(d)             23,205
AutoNation                                                1,615(b,d)           14,987
AutoZone                                                    569(b,d)           75,614
Bed Bath & Beyond                                         3,879(b,d)           90,109
Best Buy                                                  5,054(f)            141,613
GameStop Cl A                                             2,450(b)             60,711
Gap                                                       6,966                78,576
Home Depot                                               25,341               545,593
Limited Brands                                            4,047                32,052
Lowe's Companies                                         21,910               400,297
Office Depot                                              4,105(b)              8,867
RadioShack                                                1,870                21,430
Sherwin-Williams                                          1,465                69,954
Staples                                                  10,661               169,936
Tiffany & Co                                              1,844(d)             38,263
TJX Companies                                             6,220               120,792
                                                                      ---------------
Total                                                                       1,891,999
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Coach                                                     4,890(b)             71,394
Jones Apparel Group                                       1,250                 4,325
Nike Cl B                                                 5,868               265,528
Polo Ralph Lauren                                           845(d)             34,670
VF                                                        1,312                73,498
                                                                      ---------------
Total                                                                         449,415
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

THRIFTS & MORTGAGE FINANCE (0.2%)
Hudson City Bancorp                                       7,790               $90,364
People's United Financial                                 5,200                85,072
                                                                      ---------------
Total                                                                         175,436
-------------------------------------------------------------------------------------

TOBACCO (1.7%)
Altria Group                                             30,799               509,415
Lorillard                                                 2,510               149,245
Philip Morris Intl                                       30,239             1,123,379
Reynolds American                                         2,526                96,443
                                                                      ---------------
Total                                                                       1,878,482
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.1%)
Fastenal                                                  1,935(d)             66,138
WW Grainger                                                 967(d)             70,543
                                                                      ---------------
Total                                                                         136,681
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
American Tower Cl A                                       5,925(b)            179,764
Sprint Nextel                                            42,706(b)            103,776
TeleCorp PCS Escrow Cl A                                    520(b,e,g)             --
                                                                      ---------------
Total                                                                         283,540
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $146,568,146)                                                     $107,424,030
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.47%               1,495,634(h)         $1,495,634
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,495,634)                                                         $1,495,634
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL
 RECEIVED FOR SECURITIES
 ON LOAN (9.9%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     10,762,373           $10,762,373
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $10,762,373)                                                       $10,762,373
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $158,826,153)(i)                                                  $119,682,037
=====================================================================================




INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2009



                             NUMBER OF                                  UNREALIZED
                             CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION       LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
S&P 500 E-mini Index            34         $1,398,250    March 2009      $(89,373)



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2009, the value of foreign securities represented 0.6% of net assets.

(d) At Jan. 31, 2009, security was partially or fully on loan. See Note 5 to the financial statements.


--------------------------------------------------------------------------------
24  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(e)  Negligible market value.

(f) At Jan. 31, 2009, investments in securities included securities valued at $775,352 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(g)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair market value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Jan. 31, 2009, is as follows:

                                          ACQUISITION
     SECURITY                                DATES         COST
     ----------------------------------------------------------
     TeleCorp PCS Escrow Cl A               02-06-07        $--


(h) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.

(i) At Jan. 31, 2009, the cost of securities for federal income tax purposes was $166,242,796 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $10,935,124
     Unrealized depreciation                         (57,495,883)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(46,560,759)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                         FAIR VALUE AT JAN. 31, 2009
                          ---------------------------------------------------------
                               LEVEL 1        LEVEL 2
                            QUOTED PRICES      OTHER        LEVEL 3
                              IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                             MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION               IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities                $119,682,037        $--           $--      $119,682,037
Other financial
  instruments*                   (89,373)        --            --           (89,373)
-----------------------------------------------------------------------------------
Total                       $119,592,664        $--           $--      $119,592,664
-----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.



--------------------------------------------------------------------------------
26  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  27

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JAN. 31, 2009


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $146,568,146)                    $107,424,030
  Affiliated money market fund (identified cost $1,495,634)                  1,495,634
  Investments of cash collateral received for securities on loan
    (identified cost $10,762,373)                                           10,762,373
--------------------------------------------------------------------------------------
Total investments in securities (identified cost $158,826,153)             119,682,037
Cash                                                                             5,275
Capital shares receivable                                                      211,327
Dividends and accrued interest receivable                                      184,783
--------------------------------------------------------------------------------------
Total assets                                                               120,083,422
--------------------------------------------------------------------------------------

LIABILITIES
Capital shares payable                                                          77,039
Payable for investment securities purchased                                     57,455
Payable upon return of securities loaned                                    10,762,373
Variation margin payable on futures contracts                                   36,540
Accrued investment management services fees                                        672
Accrued distribution fees                                                          150
Accrued transfer agency fees                                                       203
Accrued administrative services fees                                               183
Accrued plan administration services fees                                          368
Other accrued expenses                                                         110,423
--------------------------------------------------------------------------------------
Total liabilities                                                           11,045,406
--------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $109,038,016
--------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                           $    398,841
Additional paid-in capital                                                 159,538,131
Undistributed net investment income                                             23,932
Accumulated net realized gain (loss)                                       (11,689,399)
Unrealized appreciation (depreciation) on investments                      (39,233,489)
--------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $109,038,016
--------------------------------------------------------------------------------------
* Including securities on loan, at value                                  $ 10,256,645
--------------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                             NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class D                     $21,470,665            7,875,153                       $2.73
Class E                     $87,567,351           32,008,961                       $2.74
----------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED JAN. 31, 2009


INVESTMENT INCOME
Income:
Dividends                                                     $  3,887,016
Income distributions from affiliated money market fund              75,885
Fee income from securities lending                                   6,525
--------------------------------------------------------------------------
Total income                                                     3,969,426
--------------------------------------------------------------------------
Expenses:
Investment management services fees                                371,178
Distribution fees
  Class D                                                           91,928
Transfer agency fees
  Class D                                                           33,699
  Class E                                                           65,973
Administrative services fees                                       101,230
Plan administration services fees -- Class E                       197,919
Compensation of board members                                        4,087
Custodian fees                                                      68,800
Printing and postage                                                13,813
Registration fees                                                   40,940
Licensing fees                                                      22,050
Professional fees                                                   26,640
Other                                                                7,315
--------------------------------------------------------------------------
Total expenses                                                   1,045,572
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                (378,013)
  Earnings and bank fee credits on cash balances                        (2)
--------------------------------------------------------------------------
Total net expenses                                                 667,557
--------------------------------------------------------------------------
Investment income (loss) -- net                                  3,301,869
--------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                          5,569,297
  Futures contracts                                             (1,542,803)
--------------------------------------------------------------------------
Net realized gain (loss) on investments                          4,026,494
Net change in unrealized appreciation (depreciation) on
  investments                                                  (79,243,694)
--------------------------------------------------------------------------
Net gain (loss) on investments                                 (75,217,200)
--------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $(71,915,331)
--------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED JAN. 31,                                                    2009           2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $   3,301,869  $   4,255,908
Net realized gain (loss) on investments                           4,026,494     29,893,950
Net change in unrealized appreciation (depreciation) on
  investments                                                   (79,243,694)   (37,698,543)
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                    (71,915,331)    (3,548,685)
------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class D                                                        (812,015)      (750,148)
    Class E                                                      (3,315,034)    (3,099,735)
  Net realized gain
    Class D                                                      (1,585,020)    (4,038,391)
    Class E                                                      (5,771,909)   (14,238,675)
------------------------------------------------------------------------------------------
Total distributions                                             (11,483,978)   (22,126,949)
------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class D shares                                                  6,058,382      5,926,919
  Class E shares                                                 24,034,263     31,902,987
Reinvestment of distributions at net asset value
  Class D shares                                                  2,397,035      4,787,791
  Class E shares                                                  9,086,943     17,338,410
Payments for redemptions
  Class D shares                                                (17,123,500)   (14,000,923)
  Class E shares                                                (45,165,383)  (105,589,277)
------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                  (20,712,260)   (59,634,093)
------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                        (104,111,569)   (85,309,727)
Net assets at beginning of year                                 213,149,585    298,459,312
------------------------------------------------------------------------------------------
Net assets at end of year                                     $ 109,038,016  $ 213,149,585
------------------------------------------------------------------------------------------
Undistributed net investment income                           $      23,932  $     891,955
------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS D


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                          2009         2008         2007         2006         2005
Net asset value, beginning of period                 $4.90        $5.54        $4.92        $4.55        $4.38
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .07(b)       .08(b)       .08          .07          .07
Net gains (losses) (both realized and
 unrealized)                                         (1.94)        (.21)         .61          .36          .17
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.87)        (.13)         .69          .43          .24
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.10)        (.08)        (.07)        (.06)        (.07)
Distributions from realized gains                     (.20)        (.43)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.30)        (.51)        (.07)        (.06)        (.07)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.73        $4.90        $5.54        $4.92        $4.55
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $21          $48          $57          $63          $69
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .73%         .68%         .79%         .85%         .82%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                      .59%         .59%         .59%         .62%         .62%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.75%        1.43%        1.40%        1.26%        1.41%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 5%           4%          20%           7%           6%
--------------------------------------------------------------------------------------------------------------
Total return                                       (38.56%)      (2.89%)      14.05%        9.56%        5.43%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2009 were less than 0.01% of average net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.




--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS E


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                          2009         2008         2007         2006         2005
Net asset value, beginning of period                 $4.92        $5.56        $4.95        $4.57        $4.39
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .09(b)       .10(b)       .09          .08          .08
Net gains (losses) (both realized and
 unrealized)                                         (1.96)        (.22)         .60          .38          .18
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.87)        (.12)         .69          .46          .26
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.11)        (.09)        (.08)        (.08)        (.08)
Distributions from realized gains                     (.20)        (.43)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.31)        (.52)        (.08)        (.08)        (.08)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.74        $4.92        $5.56        $4.95        $4.57
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $88         $165         $241         $218         $301
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .59%         .56%         .56%         .60%         .56%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                      .34%         .36%         .34%         .37%         .38%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.01%        1.67%        1.64%        1.52%        1.64%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 5%           4%          20%           7%           6%
--------------------------------------------------------------------------------------------------------------
Total return                                       (38.38%)      (2.64%)      14.05%       10.03%        5.90%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2009 were less than 0.01% of average net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource S&P 500 Index Fund (the Fund) is a series of RiverSource Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). While the Fund may track its index closely, it is typically unable to match the performance of the index exactly, primarily due to fund operating expenses and transaction costs.

The Fund offers Class D and Class E shares which are sold without a sales charge. Class D shares are sold through wrap fee programs or other investment products sponsored by a financial institution having a selling agreement with the distributor. Class E shares are sold to qualifying institutional investors.

Both classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration service fees) differ between classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective Feb. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

ILLIQUID SECURITIES
At Jan. 31, 2009, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Jan. 31, 2009 was $0. Certain illiquid securities may be valued by management at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.


--------------------------------------------------------------------------------
34  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


OPTION TRANSACTIONS
As part of its indexing strategy, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At Jan. 31, 2009, and for the year then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
As part of its indexing strategy, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, re-characterization of REIT distributions, post-October losses, and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of

--------------------------------------------------------------------------------
36  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $42,843 and accumulated net realized loss has been decreased by $42,843.

The tax character of distributions paid for the years indicated is as follows:

                                     2009                      2008
                            ORDINARY     LONG-TERM    ORDINARY     LONG-TERM
YEAR ENDED JAN. 31,          INCOME    CAPITAL GAIN    INCOME    CAPITAL GAIN
-----------------------------------------------------------------------------
Class D..................  $  812,015   $1,585,020   $  750,148   $ 4,038,391
Class E..................   3,315,034    5,771,909    3,099,735    14,238,675


At Jan. 31, 2009, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income..................  $     25,648
Undistributed accumulated long-term gain.......  $  1,602,883
Accumulated realized loss......................  $ (5,965,014)
Unrealized appreciation (depreciation).........  $(46,562,473)


RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At Jan. 31, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



beginning after Nov. 15, 2008. As of Jan. 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

SECURITY LITIGATION SETTLEMENTS
Litigation proceeds from Enron Corp. related to portfolio securities no longer included in the portfolio are recorded as realized gains. Proceeds received during the year ended Jan. 31, 2009 were $158,608.

2. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.22% to 0.12% annually as the Fund's assets increase. The management fee for the year ended Jan. 31, 2009 was 0.22% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the year ended Jan. 31, 2009 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended Jan. 31, 2009, other expenses paid to this company were $939.


--------------------------------------------------------------------------------
38  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class D for this service. The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class E shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive for Class D. This fee is included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.15% of the Fund's average daily net assets attributable to Class E shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class D shares.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended Jan. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class D.............................................  0.59%
Class E.............................................  0.34




--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class D..........................................  $ 11,652
Class E..........................................   131,967


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class E...........................................  $50,677


The management fees waived/reimbursed at the Fund level were $183,717.

Under an agreement which was effective until Jan. 31, 2009, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), would not exceed the following percentage of the Fund's average daily net assets:

Class D.............................................  0.59%
Class E.............................................  0.38


Effective Feb. 1, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed the following percentage of the Fund's average daily net assets:

Class D.............................................  0.60%
Class E.............................................  0.46


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

REDEMPTION FEES
Shares held in the Fund for less than 180 days are subject to a redemption fee of 0.50% of the proceeds of the redeemed shares. The redemption fee is retained by the Fund and accounted for as an addition to paid-in capital. For accounts under $10,000, an annual fee of $10 may be charged and deducted from the shareholder's account.

EARNINGS CREDITS AND CUSTODIAN FEES
During the year ended Jan. 31, 2009, the Fund's custodian fees were reduced by $2 as a result of earnings credits from overnight cash balances. Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. Prior to

--------------------------------------------------------------------------------
40  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


Dec. 15, 2008, the Fund paid custodian fees amounting to $70,591 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $8,625,509 and $35,301,939, respectively, for the year ended Jan. 31, 2009. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                         YEAR ENDED JAN. 31, 2009
                                     ISSUED FOR
                                     REINVESTED                        NET
                           SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class D                 1,679,101      820,903     (4,420,467)      (1,920,463)
Class E                 5,894,899    3,101,346    (10,533,657)      (1,537,412)
----------------------------------------------------------------------------------


                                         YEAR ENDED JAN. 31, 2008
                                     ISSUED FOR
                                     REINVESTED                        NET
                           SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class D                 1,051,265      927,866     (2,525,705)        (546,574)
Class E                 5,596,001    3,347,183    (18,774,093)      (9,830,909)
----------------------------------------------------------------------------------


5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers on behalf of the Fund. Pursuant to the Agreement, all loaned securities are initially collateralized in an amount equivalent to 102% (for securities denominated in U.S. dollars) or 105% (for all other securities) of the value of the loaned securities, including accrued interest in the case of fixed income securities. Collateral is maintained over the life of the loan thereafter in an amount not less than 100% of the market value of loaned securities, as determined at the close of each business day, except to the extent that a collateral shortfall is due to a diminution in the market value of authorized investments in which cash collateral is invested. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Collateral is either in

--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



the form of cash or U.S. government securities. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed on the Portfolio of Investments and the value of cash collateral received at period end is disclosed on the Statement of Assets and Liabilities along with the related obligation to return the collateral upon return of the securities loaned. At Jan. 31, 2009, securities valued at $10,256,645 were on loan secured by cash collateral of $10,762,373 invested in short-term securities or cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $5,144 earned from securities lending from Dec. 1, 2008 through Jan. 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, RiverSource Investments, LLC served as securities lending agent for the Fund under the Securities Lending Agency Agreement pursuant to which the Fund agreed to reimburse RiverSource Investments, LLC for expenses incurred by it in connection with the lending program. Expenses paid to RiverSource Investments, LLC as securities lending agent were $268 through Nov. 30, 2008 and are included in other expenses on the Statement of Operations. Cash collateral received on loaned securities had been invested in an affiliated money market fund. Income of $1,381 earned from securities lending from Feb. 1, 2008 through Nov. 30, 2008 is included in the Statement of Operations.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-

--------------------------------------------------------------------------------
42  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



Term Cash Fund aggregated $35,677,688 and $39,770,238, respectively, for the year ended Jan. 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found on the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Jan. 31, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended Jan. 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


8. CAPITAL LOSS CARRY-OVER, RECOGNIZED BUILT-IN LOSSES AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $942,797 at Jan. 31, 2009, that if not offset by capital gains will expire in 2010.

The Fund also had recognized built-in losses of $2,942,175 at Jan. 31, 2009, that if not offset by capital gains will expire as follows:

   2013         2014        2015
$2,640,220    $235,890    $66,065


As a result of prior mergers, the Fund acquired capital loss carry-overs and unrealized capital losses, which are limited by Internal Revenue Code Section 382.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At Jan. 31, 2009, the Fund had a post-October loss of $2,080,042 that is treated for income tax purposes as occurring on Feb. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over and recognized built-in losses have been offset or expire.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was

--------------------------------------------------------------------------------
44  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian
T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we

--------------------------------------------------------------------------------
46  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  47

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE S&P 500 INDEX FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource S&P 500 Index Fund (the Fund) (one of the portfolios constituting the RiverSource Market Advantage Series, Inc.) as of January 31, 2009, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through January 31, 2007, were audited by other auditors whose report dated March 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
48  RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource S&P 500 Index Fund of the RiverSource Market Advantage Series, Inc. at January 31, 2009, the results of its operations for the year then ended, and changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2009


--------------------------------------------------------------------------------
                        RIVERSOURCE S&P 500 INDEX FUND -- 2009 ANNUAL REPORT  49

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------

JAN. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (94.5%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.4%)
AAR                                                      43,955(b)           $797,344
AeroVironment                                            18,634(b,d)          690,576
American Science & Engineering                           10,934               852,852
Applied Signal Technology                                14,470               253,804
Axsys Technologies                                       10,405(b,d)          444,294
Ceradyne                                                 29,810(b)            680,264
Cubic                                                    17,590               477,744
Curtiss-Wright                                           48,275(d)          1,559,282
Esterline Technologies                                   33,620(b)          1,213,346
GenCorp                                                  55,543(b,d)          161,075
Moog Cl A                                                46,074(b)          1,380,376
Orbital Sciences                                         66,710(b)          1,118,727
Teledyne Technologies                                    38,688(b)          1,078,235
Triumph Group                                            18,811               851,762
                                                                      ---------------
Total                                                                      11,559,681
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.5%)
Forward Air                                              32,833               665,197
Hub Group Cl A                                           42,710(b)            969,517
                                                                      ---------------
Total                                                                       1,634,714
-------------------------------------------------------------------------------------

AIRLINES (0.3%)
SkyWest                                                  64,698             1,012,524
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Drew Inds                                                21,945(b,d)          189,166
Spartan Motors                                           37,075               160,906
Standard Motor Products                                  13,575                31,901
Superior Inds Intl                                       26,320               270,306
                                                                      ---------------
Total                                                                         652,279
-------------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Winnebago Inds                                           32,976               182,357
-------------------------------------------------------------------------------------

BEVERAGES (0.1%)
Boston Beer Cl A                                         11,415(b)            288,115
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.2%)
ArQule                                                   32,059(b)            126,633
Cubist Pharmaceuticals                                   64,640(b,d)        1,383,942
Martek Biosciences                                       37,575(d)            993,859
Regeneron Pharmaceuticals                                71,384(b)          1,247,792
Savient Pharmaceuticals                                  53,677(b,d)          297,371
                                                                      ---------------
Total                                                                       4,049,597
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (1.3%)
Apogee Enterprises                                       31,574(d)            323,634
Gibraltar Inds                                           30,615               313,191
Griffon                                                  55,003(b)            547,280
Lennox Intl                                              50,691             1,424,924
NCI Building Systems                                     22,375(b,d)          259,326
Quanex Building Products                                 42,724               362,727
Simpson Mfg                                              42,486               852,694
Universal Forest Products                                19,044               399,924
                                                                      ---------------
Total                                                                       4,483,700
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.6%)
Greenhill & Co                                           19,296(d)          1,254,627
Investment Technology Group                              49,030(b)          1,062,970
LaBranche & Co                                           59,555(b)            408,547
optionsXpress Holdings                                   48,285(d)            525,824
Piper Jaffray Companies                                  17,085(b)            490,510
Stifel Financial                                         29,100(b)          1,019,664
SWS Group                                                31,139               456,186
TradeStation Group                                       36,220(b)            199,572
                                                                      ---------------
Total                                                                       5,417,900
-------------------------------------------------------------------------------------

CHEMICALS (1.6%)
American Vanguard                                        15,200               215,992
Arch Chemicals                                           28,227               632,567
Balchem                                                  20,630               460,668
Calgon Carbon                                            61,325(b)            770,854


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
CHEMICALS (CONT.)
Georgia Gulf                                             34,028(d)            $31,986
HB Fuller                                                54,940(d)            767,512
NewMarket                                                13,955               439,583
OM Group                                                 34,570(b)            669,967
Penford                                                  12,763(d)            110,528
PolyOne                                                 104,962(b)            215,172
Quaker Chemical                                          12,293               140,263
Schulman A                                               29,645               449,122
Stepan                                                    8,190               300,491
Zep                                                      24,576(d)            270,090
                                                                      ---------------
Total                                                                       5,474,795
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (6.3%)
Boston Private Financial Holdings                        72,314               340,599
Cascade Bancorp                                          31,865(d)             74,564
Central Pacific Financial                                32,585               219,297
Columbia Banking System                                  20,590(d)            183,251
Community Bank System                                    37,015(d)            664,419
East West Bancorp                                        72,226               685,425
First BanCorp                                            86,056(c,d)          611,858
First Commonwealth Financial                             83,365               799,470
First Financial Bancorp                                  36,145(d)            293,497
First Financial Bankshares                               23,585(d)          1,046,939
First Midwest Bancorp                                    55,122(d)            551,220
Frontier Financial                                       53,340(d)             94,412
Glacier Bancorp                                          67,905(d)          1,042,343
Hancock Holding                                          27,005(d)            739,127
Hanmi Financial                                          42,180(d)             80,564
Home BancShares                                          15,080               310,497
Independent Bank MA                                      15,408(d)            285,664
Independent Bank MI                                      21,672                34,458
Irwin Financial                                          21,565(b,d)           51,540
Nara Bancorp                                             25,285(d)            149,434
Natl Penn Bancshares                                     90,830               879,234
Old Natl Bancorp                                         75,190               957,169
PrivateBancorp                                           31,240(d)            455,479
Prosperity Bancshares                                    46,520(d)          1,258,367
Provident Bankshares                                     38,097(d)            244,583
S&T Bancorp                                              26,610(d)            676,692
Signature Bank                                           39,910(b,d)        1,025,288
South Financial Group                                    83,839(d)            157,617
Sterling Bancorp                                         20,465(d)            225,524
Sterling Bancshares                                      83,062(d)            461,825
Sterling Financial                                       59,146(d)            109,420
Susquehanna Bancshares                                   91,795(d)          1,009,745
Tompkins Financial                                        7,565(d)            379,385
UCBH Holdings                                           126,028               293,645
UMB Financial                                            33,440             1,295,467
Umpqua Holdings                                          68,210(d)            668,458
United Bankshares                                        42,772(d)            897,784
United Community Banks                                   46,249(d)            238,182
Whitney Holding                                          72,614               943,256
Wilshire Bancorp                                         22,010               150,989
Wintrust Financial                                       26,920               359,920
                                                                      ---------------
Total                                                                      20,946,607
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.3%)
ABM Inds                                                 50,134(d)            744,490
ATC Technology                                           23,010(b)            300,281
Bowne & Co                                               30,972                86,722
Consolidated Graphics                                    12,642(b,d)          203,663
G&K Services Cl A                                        21,521(d)            397,062
GEO Group                                                57,965(b)            857,882
Healthcare Services Group                                48,788(d)            747,432
Interface Cl A                                           63,700               259,896
Mobile Mini                                              39,554(b,d)          499,963
Standard Register                                        14,359(d)            104,390
Sykes Enterprises                                        37,910(b)            633,476
Tetra Tech                                               64,170(b)          1,490,668
United Stationers                                        26,706(b)            748,035
Viad                                                     23,225               516,292
                                                                      ---------------
Total                                                                       7,590,252
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.1%)
ARRIS Group                                             139,355(b)            992,208
Bel Fuse Cl B                                            13,110               199,796
Black Box                                                19,893               434,264
Blue Coat Systems                                        44,300(b)            424,837
Comtech Telecommunications                               28,070(b)          1,089,116


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMMUNICATIONS EQUIPMENT (CONT.)
Digi Intl                                                28,790(b)           $218,804
EMS Technologies                                         17,220(b)            413,280
Harmonic                                                107,781(b)            555,072
NETGEAR                                                  40,010(b)            444,911
Network Equipment Technologies                           33,297(b)            104,220
PC-Tel                                                   20,685               133,625
Symmetricom                                              50,454(b,d)          187,184
Tekelec                                                  74,985(b)            931,314
Tollgrade Communications                                 15,008(b)             86,446
ViaSat                                                   30,782(b)            682,129
                                                                      ---------------
Total                                                                       6,897,206
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.9%)
Adaptec                                                 138,272(b)            385,779
Avid Technology                                          34,515(b)            345,495
Hutchinson Technology                                    26,027(b,d)           82,506
Intermec                                                 50,203(b,d)          623,521
Intevac                                                  24,720(b)            108,274
Novatel Wireless                                         34,405(b,d)          190,604
Stratasys                                                22,930(b,d)          245,580
Synaptics                                                38,320(b,d)          903,202
                                                                      ---------------
Total                                                                       2,884,961
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.6%)
EMCOR Group                                              70,382(b)          1,449,165
Insituform Technologies Cl A                             31,685(b)            594,411
                                                                      ---------------
Total                                                                       2,043,576
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.5%)
Eagle Materials                                          49,400(d)            893,152
Headwaters                                               47,940(b,d)          217,168
Texas Inds                                               31,237(d)            709,392
                                                                      ---------------
Total                                                                       1,819,712
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.5%)
Cash America Intl                                        32,913(d)            601,650
First Cash Financial Services                            29,195(b,d)          491,060
Rewards Network                                          30,630(b)             80,863
World Acceptance                                         18,375(b,d)          351,881
                                                                      ---------------
Total                                                                       1,525,454
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.5%)
Myers Inds                                               31,977               200,496
Rock-Tenn Cl A                                           43,380             1,352,154
                                                                      ---------------
Total                                                                       1,552,650
-------------------------------------------------------------------------------------

DISTRIBUTORS (--%)
Audiovox Cl A                                            21,007(b)             94,742
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.1%)
Capella Education                                        16,065(b,d)          888,876
Coinstar                                                 32,045(b,d)          736,394
Hillenbrand                                              70,140             1,296,889
Pre-Paid Legal Services                                   8,570(b,d)          288,123
Universal Technical Institute                            24,475(b,d)          429,047
                                                                      ---------------
Total                                                                       3,639,329
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
Financial Federal                                        29,146(d)            633,051
Portfolio Recovery Associates                            17,330(b,d)          408,815
                                                                      ---------------
Total                                                                       1,041,866
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
FairPoint Communications                                100,950               275,594
General Communication Cl A                               50,162(b,d)          329,564
                                                                      ---------------
Total                                                                         605,158
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.6%)
Allete                                                   30,145               937,510
Central Vermont Public Service                           13,027               294,410
Cleco                                                    64,407             1,471,699
El Paso Electric                                         50,859(b)            841,208
UIL Holdings                                             28,648               757,167
Unisource Energy                                         40,265             1,137,084
                                                                      ---------------
Total                                                                       5,439,078
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.9%)
Acuity Brands                                            43,206             1,160,945
AO Smith                                                 25,629               704,285
Baldor Electric                                          52,464(d)            735,021
Belden                                                   52,733               688,693
Brady Cl A                                               55,649             1,164,177


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ELECTRICAL EQUIPMENT (CONT.)
C&D Technologies                                         29,778(b)            $88,738
II-VI                                                    27,550(b)            518,767
Magnetek                                                 34,776(b)             69,552
Regal-Beloit                                             36,611             1,243,309
Vicor                                                    22,218               104,869
                                                                      ---------------
Total                                                                       6,478,356
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (3.4%)
Agilysys                                                 25,812(d)             92,149
Anixter Intl                                             34,036(b,d)          918,291
Benchmark Electronics                                    73,863(b)            867,152
Brightpoint                                              58,356(b)            273,106
Checkpoint Systems                                       43,900(b,d)          392,905
Cognex                                                   44,867               585,963
CTS                                                      38,246               196,584
Daktronics                                               38,730               334,240
Electro Scientific Inds                                  30,629(b,d)          193,575
FARO Technologies                                        18,940(b)            284,479
Gerber Scientific                                        27,370(b,d)           85,942
Insight Enterprises                                      51,708(b)            267,847
Itron                                                    37,550(b,d)        2,452,015
Keithley Instruments                                     15,535                53,906
Littelfuse                                               24,635(b)            376,916
LoJack                                                   19,685(b)             74,803
Mercury Computer Systems                                 25,729(b)            153,602
Methode Electronics                                      42,921               198,295
MTS Systems                                              19,205               502,979
Newport                                                  40,845(b)            218,521
Park Electrochemical                                     23,220               407,511
Plexus                                                   44,610(b)            645,061
RadiSys                                                  25,941(b)            122,701
Rogers                                                   20,432(b,d)          500,584
ScanSource                                               29,960(b,d)          560,851
SYNNEX                                                   21,230(b,d)          325,881
Technitrol                                               46,506               102,313
TTM Technologies                                         48,565(b)            292,847
                                                                      ---------------
Total                                                                      11,481,019
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.7%)
Atwood Oceanics                                          63,198(b)          1,052,246
BASiC Energy Services                                    26,360(b)            253,056
Bristow Group                                            33,009(b,d)          798,488
CARBO Ceramics                                           23,023(d)            827,677
Dril-Quip                                                34,084(b,d)          835,058
Gulf Island Fabrication                                  16,195               203,895
Hornbeck Offshore Services                               26,120(b,d)          463,369
ION Geophysical                                         101,516(b,d)          152,274
Lufkin Inds                                              16,850               588,908
Matrix Service                                           29,590(b)            156,531
NATCO Group Cl A                                         22,960(b,d)          393,305
Oil States Intl                                          56,485(b)          1,034,240
Pioneer Drilling                                         56,705(b)            281,824
SEACOR Holdings                                          21,359(b,d)        1,389,188
Superior Well Services                                   18,735(b,d)          172,175
TETRA Technologies                                       85,104(b)            441,690
                                                                      ---------------
Total                                                                       9,043,924
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.1%)
Andersons                                                20,650               338,454
Casey's General Stores                                   57,653             1,225,125
Great Atlantic & Pacific Tea                             34,273(b,d)          244,024
Nash Finch                                               14,520               624,796
Spartan Stores                                           25,055               465,522
United Natural Foods                                     48,662(b)            756,207
                                                                      ---------------
Total                                                                       3,654,128
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.7%)
Cal-Maine Foods                                          14,305(d)            387,379
Darling Intl                                             92,865(b)            426,250
Diamond Foods                                            18,565(d)            476,749
Green Mountain Coffee Roasters                           19,785(b,d)          756,975
Hain Celestial Group                                     45,882(b)            698,324
J&J Snack Foods                                          15,812               551,997
Lance                                                    35,753               673,229
Sanderson Farms                                          19,790               716,002
TreeHouse Foods                                          35,770(b,d)          943,971
                                                                      ---------------
Total                                                                       5,630,876
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

GAS UTILITIES (3.4%)
Atmos Energy                                             99,660            $2,446,653
Laclede Group                                            25,090             1,138,835
New Jersey Resources                                     45,487(d)          1,823,574
Northwest Natural Gas                                    30,029             1,289,445
Piedmont Natural Gas                                     80,251             2,079,303
South Jersey Inds                                        33,720             1,257,756
Southwest Gas                                            49,818             1,283,312
                                                                      ---------------
Total                                                                      11,318,878
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.7%)
Abaxis                                                   24,825(b,d)          392,732
American Medical Systems Holdings                        83,140(b)            889,598
Analogic                                                 15,019               375,475
BIOLASE Technology                                       25,260(b)             18,187
Conmed                                                   32,926(b)            515,292
Cooper Companies                                         51,055               968,513
CryoLife                                                 31,921(b)            263,029
Cyberonics                                               26,320(b)            405,065
Greatbatch                                               25,990(b)            605,567
Haemonetics                                              27,085(b,d)        1,602,078
ICU Medical                                              14,345(b)            437,666
Integra LifeSciences Holdings                            22,270(b,d)          617,770
Invacare                                                 36,470               695,118
Kensey Nash                                              13,180(b)            272,431
Meridian Bioscience                                      45,732               972,262
Merit Medical Systems                                    31,830(b)            489,864
Natus Medical                                            31,735(b)            245,629
Osteotech                                                20,330(b)             61,803
Palomar Medical Technologies                             20,585(b,d)          182,177
SurModics                                                17,221(b,d)          341,492
Symmetry Medical                                         40,650(b,d)          278,453
Theragenics                                              37,712(b)             48,648
West Pharmaceutical Services                             37,110(d)          1,232,794
ZOLL Medical                                             23,890(b,d)          382,479
                                                                      ---------------
Total                                                                      12,294,122
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (6.2%)
Air Methods                                              12,120(b,d)          236,340
Amedisys                                                 30,624(b,d)        1,262,628
AMERIGROUP                                               60,080(b)          1,680,438
AMN Healthcare Services                                  36,950(b)            251,260
AmSurg                                                   35,680(b)            698,971
Bio-Reference Laboratories                                9,574(b,d)          233,606
Catalyst Health Solutions                                43,455(b,d)          956,879
Centene                                                  48,670(b)            862,919
Chemed                                                   25,380             1,018,499
CorVel                                                    8,980(b,d)          158,407
Cross Country Healthcare                                 34,915(b,d)          261,513
Gentiva Health Services                                  32,705(b)            826,782
HealthSpring                                             56,435(b)            983,098
Healthways                                               38,130(b,d)          526,957
HMS Holdings                                             28,535(b)            883,158
inVentiv Health                                          37,730(b)            359,944
Landauer                                                 10,555               723,862
LCA-Vision                                               21,037                53,013
LHC Group                                                16,730(b)            445,185
Magellan Health Services                                 45,890(b)          1,662,136
MedCath                                                  22,230(b)            139,827
MEDNAX                                                   48,776(b,d)        1,637,410
Molina Healthcare                                        15,880(b)            278,535
MWI Veterinary Supply                                    13,740(b)            287,578
Odyssey HealthCare                                       37,197(b)            368,994
Owens & Minor                                            44,458             1,768,096
PharMerica                                               34,555(b,d)          568,084
PSS World Medical                                        68,645(b,d)        1,090,083
RehabCare Group                                          20,501(b)            285,989
ResCare                                                  29,055(b)            393,695
                                                                      ---------------
Total                                                                      20,903,886
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.4%)
Eclipsys                                                 62,005(b)            543,164
Omnicell                                                 35,520(b)            277,411
Phase Forward                                            48,650(b,d)          656,775
                                                                      ---------------
Total                                                                       1,477,350
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.2%)
Buffalo Wild Wings                                       20,220(b)            454,141
California Pizza Kitchen                                 27,345(b,d)          283,294
CEC Entertainment                                        25,744(b)            600,865


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HOTELS, RESTAURANTS & LEISURE (CONT.)
CKE Restaurants                                          61,985              $514,476
Cracker Barrel Old Country Store                         25,400               446,278
DineEquity                                               17,445(d)            154,214
Interval Leisure Group                                   44,630(b,d)          223,596
Jack in the Box                                          60,372(b,d)        1,363,802
Landry's Restaurants                                     14,099(d)             91,080
Marcus                                                   23,937               247,269
Monarch Casino & Resort                                  12,990(b,d)          133,018
Multimedia Games                                         26,240(b)             44,870
O'Charley's                                              24,175                60,438
Panera Bread Cl A                                        33,109(b,d)        1,555,460
Papa John's Intl                                         24,390(b)            463,654
Peet's Coffee & Tea                                      13,530(b)            274,930
PF Chang's China Bistro                                  26,990(b,d)          478,533
Pinnacle Entertainment                                   68,043(b)            461,332
Red Robin Gourmet Burgers                                17,545(b,d)          213,698
Ruby Tuesday                                             59,860(b,d)           74,226
Shuffle Master                                           63,003(b)            213,580
SONIC                                                    68,573(b,d)          667,901
Steak n Shake                                            32,518(b,d)          186,003
Texas Roadhouse Cl A                                     58,050(b,d)          442,922
WMS Inds                                                 53,358(b,d)        1,185,615
                                                                      ---------------
Total                                                                      10,835,195
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
Bassett Furniture Inds                                   13,069                42,997
Ethan Allen Interiors                                    32,567               370,939
La-Z-Boy                                                 58,385(d)             56,633
M/I Homes                                                15,910(d)            140,644
Meritage Homes                                           34,820(b)            383,717
Natl Presto Inds                                          5,439               365,174
Russ Berrie & Co                                         19,086(b)             32,637
Skyline                                                   7,708(d)            154,777
Standard Pacific                                        104,734(b)            147,675
Universal Electronics                                    15,865(b,d)          178,957
                                                                      ---------------
Total                                                                       1,874,150
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.3%)
Central Garden & Pet Cl A                                80,760(b)            484,560
WD-40                                                    18,713               469,135
                                                                      ---------------
Total                                                                         953,695
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.2%)
Standex Intl                                             14,195(d)            217,893
Tredegar                                                 21,924               361,746
                                                                      ---------------
Total                                                                         579,639
-------------------------------------------------------------------------------------

INSURANCE (3.1%)
American Physicians Capital                              10,438               443,824
Amerisafe                                                25,433(b)            476,360
Delphi Financial Group Cl A                              46,814(d)            710,168
Infinity Property & Casualty                             16,245               623,808
Natl Financial Partners                                  45,015(d)            115,689
Navigators Group                                         15,040(b)            772,154
Presidential Life                                        24,487(d)            236,789
ProAssurance                                             36,252(b)          1,713,269
RLI                                                      20,167             1,139,234
Safety Insurance Group                                   18,505               648,045
Selective Insurance Group                                59,864               918,912
Stewart Information Services                             20,592               305,585
Tower Group                                              23,000(d)            576,610
United Fire & Casualty                                   25,495(d)            511,175
Zenith Natl Insurance                                    42,263             1,185,055
                                                                      ---------------
Total                                                                      10,376,677
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.5%)
Blue Nile                                                16,440(b,d)          332,417
HSN                                                      44,640(b)            212,040
NutriSystem                                              33,570(d)            432,716
PetMed Express                                           26,690(b,d)          385,404
Stamps.com                                               16,125(b,d)          131,903
Ticketmaster Entertainment                               45,430(b)            270,309
                                                                      ---------------
Total                                                                       1,764,789
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.4%)
Bankrate                                                 15,770(b,d)          526,087


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
INTERNET SOFTWARE & SERVICES (CONT.)
DealerTrack Holdings                                     45,180(b)           $514,600
InfoSpace                                                39,220(b)            314,152
Interwoven                                               52,290(b)            824,614
j2 Global Communications                                 49,780(b)            974,693
Knot                                                     32,615(b,d)          224,391
Perficient                                               36,770(b)            143,771
United Online                                            92,995               569,129
Websense                                                 51,050(b,d)          571,760
                                                                      ---------------
Total                                                                       4,663,197
-------------------------------------------------------------------------------------

IT SERVICES (1.6%)
CACI Intl Cl A                                           31,692(b)          1,430,894
Ciber                                                    60,669(b)            264,517
CSG Systems Intl                                         39,690(b)            575,505
CyberSource                                              78,876(b,d)          940,991
Forrester Research                                       17,340(b,d)          362,059
Gevity HR                                                28,010                56,300
Heartland Payment Systems                                27,755               251,738
Integral Systems                                         19,415(b)            212,206
MAXIMUS                                                  20,762               771,516
StarTek                                                  13,088(b)             60,728
Wright Express                                           43,965(b,d)          512,632
                                                                      ---------------
Total                                                                       5,439,086
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.8%)
Arctic Cat                                               13,549                58,125
Brunswick                                                99,470(d)            276,527
JAKKS Pacific                                            31,216(b)            572,501
Nautilus                                                 25,355(b)             35,243
Polaris Inds                                             36,746(d)            781,587
Pool                                                     54,377(d)            861,876
RC2                                                      19,560(b)            113,644
Sturm, Ruger & Co                                        22,074(b)            145,909
                                                                      ---------------
Total                                                                       2,845,412
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.7%)
Cambrex                                                  33,095(b)            108,221
Dionex                                                   20,380(b,d)        1,032,043
Enzo Biochem                                             36,894(b)            180,412
Kendle Intl                                              15,150(b)            289,365
PAREXEL Intl                                             62,714(b)            620,241
                                                                      ---------------
Total                                                                       2,230,282
-------------------------------------------------------------------------------------

MACHINERY (3.9%)
Actuant Cl A                                             59,070(d)            973,474
Albany Intl Cl A                                         30,170               302,002
Astec Inds                                               22,363(b,d)          549,459
Barnes Group                                             48,724(d)            550,581
Briggs & Stratton                                        56,508(d)            835,753
Cascade                                                   9,605(d)            219,858
CIRCOR Intl                                              16,558               368,416
Clarcor                                                  54,754(d)          1,661,235
EnPro Inds                                               23,000(b)            420,900
Gardner Denver                                           58,690(b)          1,277,681
John Bean Technologies                                   31,245(d)            303,077
Kaydon                                                   38,855             1,056,856
Lindsay                                                  13,901(d)            361,426
Lydall                                                   18,891(b)             69,708
Mueller Inds                                             42,132               847,696
Robbins & Myers                                          31,783               549,528
Toro                                                     40,288(d)          1,192,928
Valmont Inds                                             19,881(d)            806,771
Wabash Natl                                              34,823                98,201
Watts Water Technologies Cl A                            33,168               738,983
                                                                      ---------------
Total                                                                      13,184,533
-------------------------------------------------------------------------------------

MARINE (0.4%)
Kirby                                                    57,462(b,d)        1,377,939
-------------------------------------------------------------------------------------

MEDIA (0.3%)
AH Belo Cl A                                             19,980                39,960
Arbitron                                                 29,931(d)            449,564
EW Scripps Cl A                                          32,965(d)             53,074
Live Nation                                              88,705(b)            463,926
                                                                      ---------------
Total                                                                       1,006,524
-------------------------------------------------------------------------------------

METALS & MINING (0.4%)
AM Castle & Co                                           18,753               158,650
AMCOL Intl                                               25,530(d)            369,930
Brush Engineered Materials                               23,015(b,d)          289,068
Century Aluminum                                         41,734(b,d)          148,156
Olympic Steel                                            10,225               162,271
RTI Intl Metals                                          26,093(b)            347,298
                                                                      ---------------
Total                                                                       1,475,373
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

MULTILINE RETAIL (0.2%)
Fred's Cl A                                              45,335              $465,137
Tuesday Morning                                          34,775(b,d)           41,035
                                                                      ---------------
Total                                                                         506,172
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.6%)
Avista                                                   61,748             1,175,682
CH Energy Group                                          17,900               905,382
                                                                      ---------------
Total                                                                       2,081,064
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.8%)
Holly                                                    46,215(d)          1,080,045
Penn Virginia                                            47,460(d)            977,676
Petroleum Development                                    16,860(b)            290,835
PetroQuest Energy                                        49,195(b,d)          311,404
St. Mary Land & Exploration                              66,446             1,285,729
Stone Energy                                             39,358(b)            337,692
Swift Energy                                             35,005(b)            536,277
World Fuel Services                                      33,195             1,120,995
                                                                      ---------------
Total                                                                       5,940,653
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.5%)
Buckeye Technologies                                     43,834(b)            127,995
Clearwater Paper                                         12,800(b,d)          144,768
Deltic Timber                                            11,981(d)            474,088
Neenah Paper                                             16,550               111,382
Schweitzer-Mauduit Intl                                  17,476(d)            373,986
Wausau Paper                                             55,360               526,474
                                                                      ---------------
Total                                                                       1,758,693
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Chattem                                                  20,163(b)          1,363,019
Mannatech                                                17,715(d)             47,653
                                                                      ---------------
Total                                                                       1,410,672
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.7%)
Noven Pharmaceuticals                                    28,246(b,d)          280,483
Par Pharmaceutical Companies                             39,135(b)            481,752
Salix Pharmaceuticals                                    54,520(b)            436,160
ViroPharma                                               89,270(b)          1,071,240
                                                                      ---------------
Total                                                                       2,269,635
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (1.2%)
Administaff                                              25,010               527,461
CDI                                                      14,582               156,319
Heidrick & Struggles Intl                                18,551               281,975
On Assignment                                            40,496(b,d)          187,496
School Specialty                                         18,114(b,d)          298,881
Spherion                                                 58,401(b,d)           83,513
TrueBlue                                                 49,205(b)            418,243
Volt Information Sciences                                14,476(b,d)           77,157
Watson Wyatt Worldwide Cl A                              46,347             2,155,136
                                                                      ---------------
Total                                                                       4,186,181
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (5.5%)
Acadia Realty Trust                                      36,700               428,289
BioMed Realty Trust                                      91,145(d)          1,006,241
Cedar Shopping Centers                                   50,470(d)            309,381
Colonial Properties Trust                                54,445(d)            400,171
DiamondRock Hospitality                                 102,155               418,836
EastGroup Properties                                     28,440(d)            864,007
Entertainment Properties Trust                           37,290(d)            844,619
Extra Space Storage                                      96,990               786,589
Franklin Street Properties                               61,152(d)            698,356
Home Properties                                          34,307(d)          1,231,278
Inland Real Estate                                       65,470(d)            646,189
Kilroy Realty                                            37,537(d)            858,096
Kite Realty Group Trust                                  38,590(d)            178,672
LaSalle Hotel Properties                                 46,550(d)            387,762
Lexington Realty Trust                                   83,110               368,177
LTC Properties                                           26,245               543,009
Medical Properties Trust                                 75,255               342,410
Mid-America Apartment Communities                        31,980(d)            944,689
Natl Retail Properties                                   83,412(d)          1,203,635
Parkway Properties                                       17,345               258,787


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Pennsylvania Real Estate Investment Trust                44,710              $198,065
Post Properties                                          50,125(d)            656,136
PS Business Parks                                        16,940(d)            726,726
Senior Housing Properties Trust                         123,965             2,005,754
Sovran Self Storage                                      24,940(d)            648,440
Tanger Factory Outlet Centers                            35,920(d)          1,088,376
Urstadt Biddle Properties Cl A                           24,170(d)            357,474
                                                                      ---------------
Total                                                                      18,400,164
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Forestar Group                                           40,495(b,d)          451,519
-------------------------------------------------------------------------------------

ROAD & RAIL (0.9%)
Arkansas Best                                            28,680               670,825
Heartland Express                                        63,263               851,520
Knight Transportation                                    64,835(d)            864,899
Old Dominion Freight Line                                31,300(b)            785,004
                                                                      ---------------
Total                                                                       3,172,248
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.6%)
Actel                                                    29,227(b)            263,628
Advanced Energy Inds                                     37,008(b)            332,332
ATMI                                                     36,457(b)            492,534
Axcelis Technologies                                    116,898(b)             33,316
Brooks Automation                                        72,115(b)            329,566
Cabot Microelectronics                                   26,340(b)            599,498
Cohu                                                     26,381               263,282
Cymer                                                    33,588(b,d)          685,195
Cypress Semiconductor                                   164,285(b)            740,925
Diodes                                                   36,787(b,d)          238,380
DSP Group                                                30,465(b)            198,327
Exar                                                     48,667(b)            329,476
FEI                                                      42,130(b,d)          766,766
Hittite Microwave                                        21,760(b)            557,491
Kopin                                                    76,910(b,d)          121,518
Kulicke & Soffa Inds                                     60,829(b)             93,068
Micrel                                                   54,545(d)            414,542
Microsemi                                                91,958(b)            772,447
MKS Instruments                                          55,740(b)            783,147
Pericom Semiconductor                                    28,999(b,d)          178,924
Rudolph Technologies                                     34,778(b,d)           97,726
Skyworks Solutions                                      188,048(b)            812,367
Standard Microsystems                                    25,247(b,d)          349,671
Supertex                                                 14,575(b)            330,707
TriQuint Semiconductor                                  165,405(b)            334,118
Ultratech                                                26,638(b)            298,346
Varian Semiconductor Equipment Associates                77,462(b)          1,474,877
Veeco Instruments                                        36,516(b)            176,372
                                                                      ---------------
Total                                                                      12,068,546
-------------------------------------------------------------------------------------

SOFTWARE (3.0%)
Blackbaud                                                49,095               546,427
Catapult Communications                                   9,065(b)             62,549
Concur Technologies                                      45,442(b,d)        1,121,963
Epicor Software                                          67,960(b)            240,578
EPIQ Systems                                             40,322(b,d)          714,506
Informatica                                              99,465(b)          1,269,172
JDA Software Group                                       31,020(b)            347,424
Manhattan Associates                                     27,262(b)            418,199
MICROS Systems                                           85,702(b)          1,234,109
Phoenix Technologies                                     32,705(b)             84,379
Progress Software                                        45,170(b)            770,600
Quality Systems                                          20,550(d)            766,104
Radiant Systems                                          31,275(b)            108,212
Smith Micro Software                                     31,595(b,d)          167,454
Sonic Solutions                                          30,130(b)             39,470
SPSS                                                     20,588(b,d)          528,700
Take-Two Interactive Software                            88,033               617,992
Taleo Cl A                                               34,720(b)            292,690
THQ                                                      76,073(b,d)          300,488
Tyler Technologies                                       33,380(b,d)          420,254
                                                                      ---------------
Total                                                                      10,051,270
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (3.3%)
Aaron Rents                                              57,352(d)          1,253,715
Big 5 Sporting Goods                                     24,410               128,397
Brown Shoe                                               48,014               225,186
Buckle                                                   26,662               563,901
Cabela's                                                 44,630(b,d)          250,374
Cato Cl A                                                33,339               441,075


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
24  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SPECIALTY RETAIL (CONT.)
Charlotte Russe Holding                                  23,796(b)           $122,549
Children's Place Retail Stores                           27,330(b)            514,077
Christopher & Banks                                      40,273(d)            156,259
Dress Barn                                               51,046(b)            440,017
Finish Line Cl A                                         62,261               295,740
Genesco                                                  21,833(b)            336,228
Group 1 Automotive                                       26,444(d)            263,647
Gymboree                                                 32,933(b,d)          806,859
Haverty Furniture Companies                              21,040(d)            168,741
Hibbett Sports                                           32,362(b,d)          440,447
Hot Topic                                                49,701(b)            424,447
Jo-Ann Stores                                            28,800(b,d)          367,776
Jos A Bank Clothiers                                     20,701(b,d)          568,449
Lithia Motors Cl A                                       18,840(d)             57,650
MarineMax                                                20,900(b)             36,784
Men's Wearhouse                                          58,616               682,876
Midas                                                    15,891(b,d)          139,046
OfficeMax                                                86,170               474,797
Pep Boys -- Manny, Moe & Jack                            50,533(d)            146,040
Sonic Automotive Cl A                                    31,830(d)             64,615
Stage Stores                                             43,105               308,201
Stein Mart                                               28,830(b,d)           33,731
Tractor Supply                                           36,180(b,d)        1,219,628
Tween Brands                                             28,099(b)             75,586
Zale                                                     36,168(b,d)           44,848
Zumiez                                                   22,815(b)            163,127
                                                                      ---------------
Total                                                                      11,214,813
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.0%)
Carter's                                                 63,885(b)          1,085,405
Crocs                                                    94,150(b)            112,980
Deckers Outdoor                                          14,830(b)            774,719
Fossil                                                   50,630(b)            584,270
Iconix Brand Group                                       66,125(b)            546,854
K-Swiss Cl A                                             30,444(d)            326,360
Liz Claiborne                                           107,440               236,368
Maidenform Brands                                        21,270(b)            190,367
Movado Group                                             20,485               157,325
Oxford Inds                                              15,458(d)            102,950
Perry Ellis Intl                                         13,350(b)             51,264
Quiksilver                                              144,058(b,d)          302,522
Skechers USA Cl A                                        37,670(b)            375,193
True Religion Apparel                                    20,815(b,d)          237,499
UniFirst                                                 16,220               425,613
Volcom                                                   17,975(b,d)          149,013
Wolverine World Wide                                     55,515             1,007,042
                                                                      ---------------
Total                                                                       6,665,744
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.7%)
Bank Mutual                                              54,805(d)            483,928
Brookline Bancorp                                        66,215               640,299
Corus Bankshares                                         35,340(d)             39,227
Dime Community Bancshares                                29,852(d)            300,013
Guaranty Financial Group                                123,555(b,d)          192,746
Trustco Bank NY                                          86,062               576,615
                                                                      ---------------
Total                                                                       2,232,828
-------------------------------------------------------------------------------------

TOBACCO (0.1%)
Alliance One Intl                                       100,925(b,d)          242,220
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.7%)
Applied Industrial Technologies                          41,296               652,064
Kaman                                                    28,884               551,396
Lawson Products                                           4,741                90,648
Watsco                                                   32,124             1,061,698
                                                                      ---------------
Total                                                                       2,355,806
-------------------------------------------------------------------------------------

WATER UTILITIES (0.2%)
American States Water                                    19,610               677,918
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $487,763,991)                                                     $317,411,429
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.47%              13,245,373(e)        $13,245,373
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $13,245,373)                                                       $13,245,373
-------------------------------------------------------------------------------------





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


INVESTMENTS OF CASH COLLATERAL
RECEIVED FOR SECURITIES ON LOAN
(23.1%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     77,390,376           $77,390,376
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $77,390,376)                                                       $77,390,376
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $578,399,740)(f)                                                  $408,047,178
=====================================================================================



INVESTMENTS IN DERIVATIVES


At Jan. 31, 2009, $1,655,500 was held in a margin deposit account as collateral to cover initial margin deposits on open stock index futures contracts.

FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2009



                            NUMBER OF                                  UNREALIZED
                            CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION      LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
-----------------------------------------------------------------------------------
Russell 2000 Mini Index        289        $12,791,140   March 2009      $(695,997)



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2009, the value of foreign securities represented 0.2% of net assets.

(d) At Jan. 31, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.

(f) At Jan. 31, 2009, the cost of securities for federal income tax purposes was $593,621,995 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                        $  26,518,753
     Unrealized depreciation                         (212,093,570)
     ------------------------------------------------------------
     Net unrealized depreciation                    $(185,574,817)
     ------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
26  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                         FAIR VALUE AT JAN. 31, 2009
                          ---------------------------------------------------------
                               LEVEL 1        LEVEL 2
                            QUOTED PRICES      OTHER        LEVEL 3
                              IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                             MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION               IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities                $408,047,178        $--           $--      $408,047,178
Other financial
  instruments*                  (695,997)        --            --          (695,997)
-----------------------------------------------------------------------------------
Total                       $407,351,181        $--           $--      $407,351,181
-----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.



--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
28  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JAN. 31, 2009


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $487,763,991)             $ 317,411,429
  Affiliated money market fund (identified cost $13,245,373)          13,245,373
  Investments of cash collateral received for securities on loan
    (identified cost $77,390,376)                                     77,390,376
--------------------------------------------------------------------------------
Total investments in securities (identified cost $578,399,740)       408,047,178
Cash                                                                   1,778,129
Capital shares receivable                                                182,554
Dividends and accrued interest receivable                                345,416
Receivable for investment securities sold                              1,992,429
Margin deposits on futures contracts                                   1,655,500
--------------------------------------------------------------------------------
Total assets                                                         414,001,206
--------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   321,431
Payable upon return of securities loaned                              77,390,376
Variation margin payable on futures contracts                            356,559
Accrued investment management services fees                                3,360
Accrued distribution fees                                                  3,390
Accrued transfer agency fees                                               3,670
Accrued administrative services fees                                         752
Accrued plan administration services fees                                     31
Other accrued expenses                                                   110,971
--------------------------------------------------------------------------------
Total liabilities                                                     78,190,540
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 335,810,666
--------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $   1,232,959
Additional paid-in capital                                           541,721,970
Undistributed net investment income                                    1,016,415
Accumulated net realized gain (loss)                                 (37,112,119)
Unrealized appreciation (depreciation) on investments               (171,048,559)
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 335,810,666
--------------------------------------------------------------------------------
*Including securities on loan, at value                            $  73,042,846
--------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $280,601,738           99,425,503                       $2.82(1)
Class B                     $ 50,844,680           22,379,419                       $2.27
Class R4                    $  4,364,248            1,490,973                       $2.93
-----------------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $2.99. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  29

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED JAN. 31, 2009


INVESTMENT INCOME
Income:
Dividends                                                          $   6,722,920
Interest                                                                  10,323
Income distributions from affiliated money market fund                   215,631
Fee income from securities lending                                       598,432
  Less foreign taxes withheld                                             (2,731)
--------------------------------------------------------------------------------
Total income                                                           7,544,575
--------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    1,990,095
Distribution fees
  Class A                                                              1,166,038
  Class B                                                                914,171
Transfer agency fees
  Class A                                                              1,231,656
  Class B                                                                254,232
  Class R4                                                                 3,269
Administrative services fees                                             446,427
Plan administration services fees -- Class R4                             16,345
Compensation of board members                                             13,656
Custodian fees                                                           223,452
Printing and postage                                                     154,105
Registration fees                                                         59,750
Licensing fees                                                            30,200
Professional fees                                                         35,663
Other                                                                     35,513
--------------------------------------------------------------------------------
Total expenses                                                         6,574,572
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                        (1,711,917)
  Earnings and bank fee credits on cash balances                         (12,049)
--------------------------------------------------------------------------------
Total net expenses                                                     4,850,606
--------------------------------------------------------------------------------
Investment income (loss) -- net                                        2,693,969
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                               51,161,863
  Futures contracts                                                   (2,494,819)
--------------------------------------------------------------------------------
Net realized gain (loss) on investments                               48,667,044
Net change in unrealized appreciation (depreciation) on
  investments                                                       (269,515,767)
--------------------------------------------------------------------------------
Net gain (loss) on investments                                      (220,848,723)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(218,154,754)
--------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED JAN. 31,                                                         2009            2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $   2,693,969  $    3,066,721
Net realized gain (loss) on investments                               48,667,044     160,646,848
Net change in unrealized appreciation (depreciation) on
  investments                                                       (269,515,767)   (224,079,311)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     (218,154,754)    (60,365,742)
------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                           (3,923,771)       (442,552)
    Class B                                                             (103,385)             --
    Class R4                                                             (66,891)         (9,350)
  Net realized gain
    Class A                                                          (84,154,789)   (131,006,363)
    Class B                                                          (18,006,385)    (31,935,884)
    Class R4                                                          (1,227,356)     (1,676,045)
------------------------------------------------------------------------------------------------
Total distributions                                                 (107,482,577)   (165,070,194)
------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                      57,137,941      70,930,517
  Class B shares                                                       6,419,826       8,365,853
  Class R4 shares                                                      2,010,925       3,033,589
Reinvestment of distributions at net asset value
  Class A shares                                                      86,466,091     128,957,941
  Class B shares                                                      17,794,670      31,459,699
  Class R4 shares                                                      1,294,246       1,685,394
Payments for redemptions
  Class A shares                                                    (179,639,432)   (265,313,025)
  Class B shares                                                     (48,833,943)   (102,397,654)
  Class R4 shares                                                     (2,840,434)     (4,901,168)
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions    (60,190,110)   (128,178,854)
------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             (385,827,441)   (353,614,790)
Net assets at beginning of year                                      721,638,107   1,075,252,897
------------------------------------------------------------------------------------------------
Net assets at end of year                                          $ 335,810,666  $  721,638,107
------------------------------------------------------------------------------------------------
Undistributed net investment income                                $   1,016,415  $    2,579,737
------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  31

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                          2009         2008         2007         2006         2005
Net asset value, beginning of period                 $6.19        $8.40        $8.97        $8.21        $7.55
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03(b)       .04(b)       .01          .01           --
Net gains (losses) (both realized and
 unrealized)                                         (2.20)        (.62)         .64         1.44         1.17
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.17)        (.58)         .65         1.45         1.17
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.05)        (.01)          --           --           --
Distributions from realized gains                    (1.15)       (1.62)       (1.22)        (.69)        (.51)
--------------------------------------------------------------------------------------------------------------
Total distributions                                  (1.20)       (1.63)       (1.22)        (.69)        (.51)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.82        $6.19        $8.40        $8.97        $8.21
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $281         $587         $835         $884         $844
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.04%         .93%         .92%         .93%         .91%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                      .74%         .77%         .81%         .92%         .91%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .60%         .46%         .29%         .20%         .24%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                23%          14%          11%          14%          12%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (36.94%)      (7.64%)       7.55%       18.33%       15.42%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Jan. 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.76% for the year ended Jan. 31, 2008.
(g) Total return does not reflect payment of a sales charge.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                          2009         2008         2007         2006         2005
Net asset value, beginning of period                 $5.29        $7.48        $8.17        $7.59        $7.07
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.01)(b)     (.02)(b)       --         (.02)        (.01)
Net gains (losses) (both realized and
 unrealized)                                         (1.85)        (.55)         .53         1.29         1.04
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.86)        (.57)         .53         1.27         1.03
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.01)          --           --           --           --
Distributions from realized gains                    (1.15)       (1.62)       (1.22)        (.69)        (.51)
--------------------------------------------------------------------------------------------------------------
Total distributions                                  (1.16)       (1.62)       (1.22)        (.69)        (.51)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.27        $5.29        $7.48        $8.17        $7.59
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $51         $127         $230         $353         $434
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.80%        1.69%        1.68%        1.70%        1.67%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                     1.50%        1.53%        1.58%        1.68%        1.67%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.17%)       (.27%)       (.47%)       (.57%)       (.53%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                23%          14%          11%          14%          12%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (37.42%)      (8.40%)       6.81%       17.45%       14.48%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Jan. 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 1.52% for the year ended Jan. 31, 2008.
(g) Total return does not reflect payment of a sales charge.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan. 31,                          2009         2008         2007         2006         2005
Net asset value, beginning of period                 $6.36        $8.59        $9.12        $8.32        $7.63
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .04(b)       .05(b)       .02          .01           --
Net gains (losses) (both realized and
 unrealized)                                         (2.26)        (.65)         .67         1.48         1.20
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.22)        (.60)         .69         1.49         1.20
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.06)        (.01)          --           --           --
Distributions from realized gains                    (1.15)       (1.62)       (1.22)        (.69)        (.51)
--------------------------------------------------------------------------------------------------------------
Total distributions                                  (1.21)       (1.63)       (1.22)        (.69)        (.51)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.93        $6.36        $8.59        $9.12        $8.32
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $4           $8          $10          $11          $20
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .83%         .78%         .75%         .76%         .74%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)                      .62%         .67%         .64%         .75%         .74%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .73%         .56%         .46%         .36%         .42%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                23%          14%          11%          14%          12%
--------------------------------------------------------------------------------------------------------------
Total return                                       (36.71%)      (7.68%)       7.87%       18.57%       15.65%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the year ended Jan. 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.66% for the year ended Jan. 31, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Small Company Index Fund (the Fund) is a series of RiverSource Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in common stocks of small-capitalization companies that are expected to provide investment results that correspond to the performance of the S&P SmallCap 600 Index.

The Fund offers Class A, Class B and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

- Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective Feb. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any

--------------------------------------------------------------------------------
36  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At Jan. 31, 2009, and for the year then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, re-characterization of REIT distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $163,244 and accumulated net realized loss has been increased by $5,836,756, resulting in a net reclassification adjustment to increase paid-in capital by $6,000,000.


--------------------------------------------------------------------------------
38  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


The tax character of distributions paid for the years indicated is as follows:

                                        YEAR ENDED JAN. 31,
                                  2009                      2008
                        ------------------------  ------------------------
                         ORDINARY     LONG-TERM    ORDINARY     LONG-TERM
                          INCOME    CAPITAL GAIN    INCOME    CAPITAL GAIN
--------------------------------------------------------------------------
Class A...............  $6,035,341   $82,043,219  $3,387,798  $128,061,117
Class B...............     555,024    17,554,746     716,744    31,219,140
Class R4..............      97,676     1,196,571      47,027     1,638,368


At Jan. 31, 2009, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income.................  $   1,022,836
Undistributed accumulated long-term gain
  (loss)......................................  $       1,436
Accumulated realized loss.....................  $ (22,588,242)
Unrealized appreciation (depreciation)........  $(185,580,293)


RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45". The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At Jan. 31, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of Jan. 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.36% to 0.24% annually as the Fund's assets increase. The management fee for the year ended Jan. 31, 2009 was 0.35% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the year ended Jan. 31, 2009 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended Jan. 31, 2009, other expenses paid to this company were $3,327.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.


--------------------------------------------------------------------------------
40  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A and $20.50 for Class B for this service, and an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATIVE SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B shares. For Class B shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $1,820,000 for Class B shares. This amount is based on the most recent information available as of Jan. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $310,910 for Class A and $54,184 for Class B for the year ended Jan. 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended Jan. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), were as follows:

Class A.............................................  0.74%
Class B.............................................  1.50
Class R4............................................  0.62




--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A..........................................  $532,305
Class B..........................................   108,108
Class R4.........................................         3


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R4..........................................  $1,221


The management fees waived/reimbursed at the Fund level were $1,070,280.

Under an agreement which was effective until Jan. 31, 2009, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), would not exceed the following percentage of the Fund's average daily net assets:

Class A.............................................  0.74%
Class B.............................................  1.50
Class R4............................................  0.64


Effective Feb. 1, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the Fund's average daily net assets:

Class A.............................................  0.74%
Class B.............................................  1.51
Class R4............................................  0.59


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the year ended Jan. 31, 2009, the Fund's custodian and transfer agency fees were reduced by $12,049 as a result of earnings and bank fee credits from overnight cash balances. Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. Prior to Dec. 15, 2008, the Fund paid custodian fees amounting to $250,134 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.


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42  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $127,041,107 and $301,360,587, respectively, for the year ended Jan. 31, 2009. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                         YEAR ENDED JAN. 31, 2009
                                     ISSUED FOR
                                     REINVESTED                        NET
                          SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                11,339,192    27,625,158   (34,358,962)       4,605,388
Class B                 1,497,488     7,061,377   (10,225,669)      (1,666,804)
Class R4                  373,890       399,459      (509,615)         263,734
----------------------------------------------------------------------------------


                                         YEAR ENDED JAN. 31, 2008
                                     ISSUED FOR
                                     REINVESTED                        NET
                          SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                 8,120,289    20,087,067   (32,760,617)      (4,553,261)
Class B                 1,139,698     5,730,385   (13,579,353)      (6,709,270)
Class R4                  351,452       255,363      (579,103)          27,712
----------------------------------------------------------------------------------


5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers on behalf of the Fund. Pursuant to the Agreement, all loaned securities are initially collateralized in an amount equivalent to 102% (for securities denominated in U.S. dollars) or 105% (for all other securities) of the value of the loaned securities, including accrued interest in the case of fixed income securities. Collateral is maintained over the life of the loan thereafter in an amount not less than 100% of the market value of loaned securities, as determined at the close of each business day, except to the extent that a collateral shortfall is due to a diminution in the market value of authorized investments in which cash collateral is invested. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Collateral is either in the form of cash or U.S. government securities. Cash collateral received is invested by the

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed on the Portfolio of Investments and the value of cash collateral received at period end is disclosed on the Statement of Assets and Liabilities along with the related obligation to return the collateral upon return of the securities loaned. At Jan. 31, 2009, securities valued at $73,042,846 were on loan secured by cash collateral of $77,390,376 invested in short-term securities or cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $58,156 earned from securities lending from Dec. 1, 2008 through Jan. 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, RiverSource Investments, LLC served as securities lending agent for the Fund under the Securities Lending Agency Agreement pursuant to which the Fund agreed to reimburse RiverSource Investments, LLC for expenses incurred by it in connection with the lending program. Expenses paid to RiverSource Investments, LLC as securities lending agent were $17,984 through Nov. 30, 2008 and are included in other expenses on the Statement of Operations. Cash collateral received on loaned securities had been invested in an affiliated money market fund. Income of $540,276 earned from securities lending from Feb. 1, 2008 through Nov. 30, 2008 is included in the Statement of Operations.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $215,399,570 and $267,341,076, respectively, for the

--------------------------------------------------------------------------------
44  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



year ended Jan. 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Jan. 31, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended Jan. 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


8. POST-OCTOBER LOSS

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At Jan. 31, 2009, the Fund had a post-October loss of $22,588,242 that is treated for income tax purposes as occurring on Feb. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in

--------------------------------------------------------------------------------
46  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------



developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian
T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the

--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
48  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE SMALL COMPANY INDEX FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Small Company Index Fund (the Fund) (one of the portfolios constituting the RiverSource Market Advantage Series, Inc.) as of January 31, 2009, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through January 31, 2007, were audited by other auditors whose report dated March 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT  49

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued) ------------


In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource Small Company Index Fund of the RiverSource Market Advantage Series, Inc. at January 31, 2009, and the results of its operations for the year then ended, and changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2009



--------------------------------------------------------------------------------
50  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 ANNUAL REPORT

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Articles of Incorporation as amended on Jan. 16, 1990, filed as Exhibit 1 to Registration Statement No. 33-30770 are incorporated by reference.

(a)(2) Amendment to Articles of Incorporation, dated June 16, 1999, filed on or about March 28, 2001, as Exhibit (a)(2) to Post-Effective Amendment No. 26 to Registration Statement No. 33-30770 is incorporated by reference.

(a)(3) Amendment to Articles of Incorporation, dated Nov. 14, 2002, filed on or about Jan. 21, 2003, as Exhibit (a)(3) to Post-Effective Amendment No. 28 to Registration Statement No. 33-30770, is incorporated by reference.

(a)(4) Articles of Amendment, dated April 21, 2006, filed electronically on or about March 28, 2007 as Exhibit (a)(4) to Registrant's Post-Effective Amendment No. 37 to Registration Statement No. 33-30770 are incorporated by reference.

(a)(5) Certificate of Designation, dated Oct. 5, 2006, filed electronically on or about March 27, 2008 as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 38 to Registration Statement No. 33-30770 is incorporated by reference.

(b) By-laws as amended April 13, 2006, filed electronically on or about March 27, 2008 as Exhibit (b) to Registrant's Post-Effective Amendment No. 38 to Registration Statement No. 33-30770 are incorporated by reference.

(c)    Instruments Defining Rights of Security Holders: Not Applicable.

(d) Investment Management Services Agreement, amended and restated as of May 1, 2006, between Registrant and RiverSource Investments, LLC filed electronically on or about March 28, 2007 as Exhibit (d) to Registrant's Post-Effective Amendment No. 37 to Registration Statement No. 33-30770 is incorporated by reference.

(e)(1) Distribution Agreement, effective Aug. 1, 2006, amended and restated as of Sept. 11, 2007, between Registrant and RiverSource Distributors, Inc. filed electronically on or about Oct. 30, 2007 as Exhibit (e)(2) to Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(e)(2) Distribution Agreement, effective Nov. 7, 2008, between Registrant and Seligman Advisors, Inc. filed electronically on or about Nov. 25, 2008 as Exhibit (e)(2) to RiverSource Investment Series, Inc. Post-Effective Amendment No. 121 to Registration Statement No. 2-11328 is incorporated by reference.

(e)(3) Form of Service Agreement for RiverSource Distributors, Inc. and RiverSource Service Corporation filed electronically on or about Aug. 27, 2007 as Exhibit (e)(3) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(e)(4) Form of RiverSource Funds Dealer Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(4) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(f) Deferred Compensation Plan, amended and restated Jan. 1, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (f) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-13188 is incorporated by reference.

(g) Form of Master Global Custody Agreement with JP Morgan Chase Bank, N.A. filed electronically on or about Dec. 23, 2008 as Exhibit (g) to RiverSource International Mangers, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-64010 is incorporated by reference.

(h)(1) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated Nov. 12, 2008, between Registrant and Ameriprise Financial, Inc. filed electronically on or about Feb. 27, 2009 as Exhibit (h)(1) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(h)(2) Transfer Agency Agreement, dated Oct. 1, 2005, amended and restated Nov. 12, 2008, between Registrant and RiverSource Service Corporation filed electronically on or about March 27, 2009 as Exhibit (h)(2) to RiverSource Income Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-10700 is incorporated by reference.

(h)(3) Plan Administration Services Agreement, dated Dec. 1, 2006, amended and restated Nov. 12, 2008, between Registrant and RiverSource Service Corporation filed electronically on or about March 27, 2009 as Exhibit
       (h)(3) to RiverSource Income Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-10700 is incorporated by reference.

(h)(4) Plan and Agreement of Reorganization dated July 11, 2002, between AXP Total Stock Market Index Fund and AXP S&P 500 Index Fund filed electronically on or about Jan. 21, 2003, as Exhibit (h)(14) to Registrant's Post-Effective Amendment No. 28, is incorporated by reference.

(h)(5) Agreement and Plan of Reorganization dated July 11, 2002, between AXP Nasdaq 100 Index Fund and AXP S&P 500 Index Fund filed electronically on or about Jan. 21, 2003, as Exhibit (h)(15) to Registrant's Post-Effective Amendment No. 28, is incorporated by reference.

(h)(6) Plan of Liquidation, dated July 11, 2002, for AXP International Equity Index Fund filed electronically on or about Jan. 21, 2003, as Exhibit
       (h)(16) to Registrant's Post-Effective Amendment No. 28, is incorporated by reference.

(h)(7) Plan of Liquidation, dated January 8, 2004, for AXP Mid Cap Index Fund filed electronically on or about Jan. 27, 2005 as Exhibit (h)(10) to Registrant's Post-Effective Amendment No. 33 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(8) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated Nov. 12, 2008, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, RiverSource Distributors, Inc., Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.) and the Registrant filed electronically on or about Feb. 27, 2009 as Exhibit (h)(3) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(h)(9) License Agreement, effective May 1, 2006, amended and restated as of Nov. 12, 2008, between Ameriprise Financial, Inc. and RiverSource Group of Funds filed electronically on or about Feb. 27, 2009 as Exhibit (h)(4) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)    Consent of Independent Registered Public Accounting Firm (Ernst & Young
       LLP) is filed electronically herewith.

(k)    Omitted Financial Statements: Not Applicable.

(l)    Initial Capital Agreement: Not Applicable.

(m)(1) Plan of Distribution and Agreement of Distribution, dated Aug. 1, 2006, amended and restated Nov. 12, 2008, between Registrant and RiverSource Distributors, Inc. filed electronically on or about March 27, 2009 as Exhibit (m)(1) to RiverSource Income Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-10700 is incorporated by reference.

(m)(2) Plan of Distribution and Agreement of Distribution, effective Nov. 7, 2008, amended and restated Nov. 12, 2008, between Registrant and Seligman Advisors, Inc. filed electronically on or about March 27, 2009 as Exhibit
       (m)(2) to RiverSource Income Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-10700 is incorporated by reference.

(n) Rule 18f - 3(d) Plan, amended and restated as of Nov. 12, 2008, filed electronically on or about March 27, 2009 as Exhibit (n) to RiverSource Income Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-10700 is incorporated by reference.

(o)    Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Feb. 27, 2009 as Exhibit (p)(1) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's principal underwriter, dated April 2008, filed electronically on or about April 25, 2008 as Exhibit (p)(2) to RiverSource Variable Series Trust Post-Effective Amendment No. 3 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(3) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Nov. 15, 2008, filed electronically on or about Nov. 25, 2008 as Exhibit (p)(3) to RiverSource Investment Series, Inc. Post-Effective Amendment No. 121 to Registration Statement No. 2-11328 is incorporated by reference.

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 8, 2009, is filed electronically herewith as Exhibit (q) to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 33-30770.



Item 24. Persons Controlled by or Under Common Control with Registrant:

         RiverSource Investments, LLC, as sponsor of the RiverSource Funds, may make initial capital investments in RiverSource funds (seed accounts). RiverSource Investments also serves as investment manager of certain RiverSource funds-of-funds that invest primarily in Class I shares of affiliated RiverSource funds (the "underlying funds"). RiverSource Investments does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that RiverSource Investments may be deemed to control certain RiverSource funds, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, RiverSource Investments (which votes proxies for the seed accounts) and the Boards of Directors or Trustees of the RiverSource funds-of-funds (which votes proxies for the RiverSource funds-of-funds) vote on each proposal in the same proportion that other shareholders vote on the proposal.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.



Item 26. Business and Other Connections of the Investment Adviser (RiverSource Investments, LLC)

The following are directors and principal officers of RiverSource Investments, LLC who are directors and/or officers of one or more other companies:

Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
Neysa M. Alecu,         American Enterprise Investment   70400 AXP Financial Center,        Anti-Money Laundering Officer and
Anti-Money Laundering   Services Inc.                    Minneapolis, MN 55474              Identity Theft Prevention Officer
Officer
                        Ameriprise Auto & Home           3500 Packerland Drive              Anti-Money Laundering Officer and
                        Insurance Agency, Inc.           De Pere, WI 54115                  Identity Theft Prevention Officer

                        Ameriprise Bank, FSB             7 World Trade Center               Bank Secrecy Act/Anti-Money
                                                         250 Greenwich Street,              Laundering Officer
                                                         Suite 3900 New York, NY 10007

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,   Anti-Money Laundering Officer and
                                                         Minneapolis, MN 55474              Identity Theft Prevention Officer

                        Ameriprise Financial Services,   5221 Ameriprise Financial          Anti-Money Laundering Officer and
                        Inc.                             Center, Minneapolis, MN 55474      Identity Theft Prevention Officer

                        Ameriprise Trust Company         200 Ameriprise Financial Center,   Anti-Money Laundering Officer
                                                         Minneapolis, MN 55474

                        IDS Capital Holdings Inc.                                           Anti-Money Laundering Officer

                        IDS Management Corporation                                          Anti-Money Laundering Officer

                        Kenwood Capital Management LLC   333 S. 7th Street, Suite 2330,     Anti-Money Laundering Officer
                                                         Minneapolis, MN 55402

                        RiverSource Distributors, Inc.   50611 Ameriprise Financial         Anti-Money Laundering Officer and
                                                         Center, Minneapolis, MN 55474      Identity Theft Prevention Officer

                        RiverSource Life Insurance       829 Ameriprise Financial Center,   Anti-Money Laundering Officer and
                        Company                          Minneapolis, MN 55474              Identity Theft Prevention Officer

                        RiverSource Life Insurance       20 Madison Ave. Ext.               Identity Theft Prevention Officer
                        Company of New York              Albany, NY 12005

                        RiverSource Service              734 Ameriprise Financial Center,   Anti-Money Laundering Officer and
                        Corporation                      Minneapolis, MN 55474              Identity Theft Prevention Officer

Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
Patrick Thomas          Ameriprise Trust Company         200 Ameriprise Financial Center,   Director, Senior Vice President
Bannigan,                                                Minneapolis, MN 55474
Director and Senior
Vice President -
Asset Management,
Products and
Marketing
                        J. & W. Seligman & Co.           100 Park Avenue                    Director, Senior Vice President -
                        Incorporated                     New York, NY 10017                 Asset Management, Products &
                                                                                            Marketing Group

                        RiverSource Distributors, Inc.   50611 Ameriprise Financial         Director and Vice President
                                                         Center, Minneapolis, MN 55474

                        RiverSource Fund Distributors,                                      Director and Vice President
                        Inc.

                        RiverSource Service Corporation  734 Ameriprise Financial Center,   Director
                                                         Minneapolis, MN 55474

                        RiverSource Services, Inc.                                          Director and Vice President



Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
Walter S. Berman,       Advisory Capital Strategies                                         Treasurer
Treasurer               Group Inc.

                        American Enterprise Investment   70400 AXP Financial Center,        Treasurer
                        Services Inc.                    Minneapolis, MN 55474

                        Ameriprise Auto & Home           3500 Packerland Drive              Treasurer
                        Insurance Agency Inc.            De Pere, WI 54115

                        Ameriprise Bank, FSB             9393 Ameriprise Financial          Treasurer
                                                         Center, Minneapolis, MN 55474

                        Ameriprise Captive Insurance                                        Director and Treasurer
                        Company

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,   Director, Executive Vice President,
                                                         Minneapolis, MN 55474              Chief Financial Officer and Treasurer

                        Ameriprise Financial Services,   5221 Ameriprise Financial          Director and Treasurer
                        Inc.                             Center, Minneapolis, MN 55474

                        Ameriprise Holdings, Inc.                                           Chief Financial Officer

                        Ameriprise Insurance Company     3500 Packerland Drive              Treasurer
                                                         De Pere, WI 54115

                        IDS Capital Holdings Inc.                                           Treasurer

                        IDS Management Corporation                                          Treasurer

                        IDS Property Casualty            3500 Packerland Drive              Treasurer
                        Insurance Company                De Pere, WI 54115

                        Investors Syndicate                                                 Vice President and Treasurer
                        Development Corporation

                        J. & W. Seligman & Co.           100 Park Avenue                    Treasurer
                        Incorporated                     New York, NY 10017

                        RiverSource CDO Seed                                                Treasurer
                        Investments, LLC

                        RiverSource Distributors, Inc.   50611 Ameriprise Financial         Treasurer
                                                         Center, Minneapolis, MN 55474

                        RiverSource Fund Distributors,                                      Treasurer
                        Inc.

                        RiverSource Fund Distributors    60 St. Mary Axe, London EC3A 8JQ   Treasurer
                        Ltd

                        RiverSource Life Insurance       20 Madison Ave. Extension,         Vice President and Treasurer
                        Company of New York              Albany, NY 12005

                        RiverSource Life Insurance       829 Ameriprise Financial Center,   Vice President and Treasurer
                        Company                          Minneapolis, MN 55474

                        RiverSource Service              734 Ameriprise Financial Center,   Treasurer
                        Corporation                      Minneapolis, MN 55474

                        RiverSource Services, Inc.                                          Treasurer

                        RiverSource Tax Advantaged                                          Treasurer
                        Investments, Inc.

                        Securities America Advisors      12325 Port Grace Blvd., Lavista,   Director
                        Inc.                             NE68128-8204

                        Securities America Financial     7100 W. Center Rd., Ste. 500,      Director
                        Corporation                      Omaha, NE 68106-2716

                        Securities America, Inc.         12325 Port Grace Blvd., Lavista,   Director
                                                         NE68128

                        Threadneedle Asset Management    60 St. Mary Axe, London EC3A 8JQ   Director
                        Holdings Ltd.

                        Threadneedle Asset Management    60 St. Mary Axe, London EC3A 8JQ   Director
                        Holdings Sarl



Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
Peter Arthur Gallus,    Advisory Capital Strategies                                         Director, Vice President and Chief
Senior Vice President   Group Inc.                                                          Operating Officer
and Chief Operating
Officer

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,   Vice President - Investment
                                                         Minneapolis, MN 55474              Administration

                        Ameriprise Financial Services,   5221 Ameriprise Financial          Vice President - CAO-AEFA Investment
                        Inc.                             Center, Minneapolis, MN 55474      Management

                        Boston Equity General Partner                                       Vice President and Chief Operating
                        LLC                                                                 Officer

                        IDS Capital Holdings Inc.                                           Vice President and Controller

                        J. & W. Seligman & Co.           100 Park Avenue                    Senior Vice President and Chief
                        Incorporated                     New York, NY 10017                 Operating Officer

                        Kenwood Capital Management LLC   333 S. 7th Street, Suite 2330,     Director
                                                         Minneapolis, MN 55402

                        Seligman Asia, Inc.              100 Park Avenue                    Director
                                                         New York, NY 10017

                        Seligman Focus Partners LLC      100 Park Avenue                    Vice President and Chief Operating
                                                         New York, NY 10017                 Officer

                        Seligman Health Partners LLC     100 Park Avenue                    Vice President and Chief Operating
                                                         New York, NY 10017                 Officer

                        Seligman Health Plus Partners    100 Park Avenue                    Vice President and Chief Operating
                        LLC                              New York, NY 10017                 Officer

                        Seligman Partners LLC            100 Park Avenue                    Vice President and Chief Operating
                                                         New York, NY 10017                 Officer

Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
Christopher Paul        Advisory Capital Strategies                                         Vice President
Keating, Director and   Group, Inc.
Head of Institutional
Sales, Client Service
and Consultant
Relationships

                        Ameriprise Trust Company         200 Ameriprise Financial Center,   Director and Vice President
                                                         Minneapolis, MN 55474

                        Boston Equity General Partner                                       Vice President
                        LLC

                        J. & W. Seligman & Co.           100 Park Avenue                    Head of Institutional Sales, Client
                        Incorporated                     New York, NY 10017                 Service and Consultant Relationships

                        RiverSource Fund Distributors,                                      Vice President
                        Inc.

                        RiverSource Services, Inc.                                          Vice President

                        Seligman Focus Partners LLC      100 Park Avenue                    Vice President
                                                         New York, NY 10017

                        Seligman Health Partners LLC     100 Park Avenue                    Vice President
                                                         New York, NY 10017

                        Seligman Health Plus Partners    100 Park Avenue                    Vice President
                        LLC                              New York, NY 10017

                        Seligman Partners LLC            100 Park Avenue                    Vice President
                                                         New York, NY 10017



Name and Title          Other Companies                  Address*                            Title within other companies
----------------------  -------------------------------  ----------------------------------  --------------------------------------
Michelle Marie          Ameriprise Bank, FSB             9393 Ameriprise Financial           Director
Keeley, Director and                                     Center, Minneapolis, MN 55474
Executive Vice
President - Equity
and Fixed Income

                        Ameriprise Certificate Company   70100 Ameriprise Financial          Vice President - Investments
                                                         Center, Minneapolis, MN 55474

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,    Executive Vice President - Equity and
                                                         Minneapolis, MN 55474               Fixed Income

                        Ameriprise Financial Services,   5221 Ameriprise Financial           Executive Vice President - Equity and
                        Inc.                             Center, Minneapolis, MN 55474       Fixed Income

                        IDS Property Casualty            3500 Packerland Drive               Vice President - Investments
                        Insurance Company                De Pere, WI 54115

                        J. & W. Seligman & Co.           100 Park Avenue, New York, NY       Executive Vice President - Equity and
                        Incorporated                     10017                               Fixed Income

                        Kenwood Capital Management LLC   333 S. 7th Street, Suite 2330,      Director
                                                         Minneapolis, MN 55402

                        RiverSource CDO Seed                                                 Chairperson and President
                        Investments, LLC

                        RiverSource Life Insurance       829 Ameriprise Financial Center,    Director, Vice President - Investments
                        Company                          Minneapolis, MN 55474

                        RiverSource Life Insurance       20 Madison Ave. Extension,          Vice President - Investments
                        Company of New York              Albany, NY 12005

Name and Title          Other Companies                  Address*                            Title within other companies
----------------------  -------------------------------  ----------------------------------  --------------------------------------
Eleanor T.M. Hoagland,  Ameriprise Certificate Company   70100 Ameriprise Financial Center,  Chief Compliance Officer
Chief Compliance                                         Minneapolis, MN 55474
Officer, Money
Laundering Prevention
Officer and Identity
Theft Prevention
Officer

                        Ameriprise Trust Company         200 Ameriprise Financial Center,    Chief Resolution Officer
                                                         Minneapolis, MN 55474

                        J. & W. Seligman & Co.           100 Park Avenue,                    Money Laundering Prevention Officer
                        Incorporated                     New York, NY 10017

                        Kenwood Capital Management LLC   333 S. 7th Street, Suite 2330,      Chief Compliance Officer
                                                         Minneapolis, MN 55474

                        RiverSource Fund Distributors,                                       Money Laundering Prevention Officer
                        Inc.

                        RiverSource Service Corporation  734 Ameriprise Financial Center,    Chief Compliance Officer
                                                         Minneapolis, MN 55474

                        RiverSource Services, Inc.                                           Money Laundering Prevention Officer

                        Seligman Data Corp.              100 Park Avenue,                    Chief Compliance Officer
                                                         New York, NY 10017

Name and Title          Other Companies                  Address*                            Title within other companies
----------------------  -------------------------------  ----------------------------------  --------------------------------------
Brian Joseph McGrane,   Advisory Capital Strategies                                          Vice President and Chief Financial
Director, Vice          Group Inc.                                                           Officer
President and Chief
Financial Officer

                        Advisory Select LLC               Dissolved                          Vice President and Chief Financial
                                                                                             Officer (resigned 5/1/07)

                        Ameriprise Certificate Company   70100 Ameriprise Financial          Vice President and Chief Financial
                                                         Center, Minneapolis, MN 55474       Officer (resigned 8/24/07)

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,    Senior Vice President and Lead
                                                         Minneapolis, MN 55474               Financial Officer

                        Ameriprise Financial Services,   5221 Ameriprise Financial           Vice President and Lead Financial
                        Inc.                             Center, Minneapolis, MN 55474       Officer - Finance



                        Ameriprise Holdings, Inc.                                           Director

                        Ameriprise Trust Company         200 Ameriprise Financial Center,   Director, Vice President and Chief
                                                         Minneapolis, MN 55474              Financial Officer

                        Boston Equity General Partner                                       Vice President and Chief Financial
                        LLC                                                                 Officer

                        J. & W. Seligman & Co.           100 Park Avenue, New York, NY      Director, Vice President and Chief
                        Incorporated                     10017                              Financial Officer

                        RiverSource CDO Seed                                                Board Member
                        Investments, LLC

                        RiverSource Life Insurance       829 Ameriprise Financial Center,   Director, Executive Vice President
                        Company                          Minneapolis, MN 55474              and Chief Financial Officer

                        Seligman Focus Partners LLC      100 Park Avenue, New York, NY      Vice President and Chief Financial
                                                         10017                              Officer

                        Seligman Health Partners LLC     100 Park Avenue, New York, NY      Vice President and Chief Financial
                                                         10017                              Officer

                        Seligman Health Plus Partners    100 Park Avenue, New York, NY      Vice President and Chief Financial
                        LLC                              10017                              Officer

                        Seligman Partners LLC            100 Park Avenue, New York, NY      Vice President and Chief Financial
                                                         10017                              Officer

Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
Thomas R. Moore,        Advisory Capital Strategies                                         Secretary
Secretary               Group Inc.

                        American Enterprise Investment   70400 AXP Financial Center,        Secretary
                        Services Inc.                    Minneapolis, MN 55474

                        Ameriprise Bank, FSB             9393 Ameriprise Financial          Secretary
                                                         Center, Minneapolis, MN 55474

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,   Vice President, Chief Governance
                                                         Minneapolis, MN 55474              Officer and Corporate Secretary

                        Ameriprise Financial Services,   5221 Ameriprise Financial          Secretary
                        Inc.                             Center, Minneapolis, MN 55474

                        Ameriprise Holdings, Inc.                                           Secretary

                        Ameriprise Insurance Company     3500 Packerland Drive              Secretary
                                                         De Pere, WI 54115

                        Ameriprise Trust Company         200 Ameriprise Financial Center,   Secretary
                                                         Minneapolis, MN 55474

                        Boston Equity General Partner                                       Secretary
                        LLC

                        IDS Capital Holdings Inc.                                           Secretary

                        IDS Futures Corporation          570 Ameriprise Financial Center,   Secretary
                                                         Minneapolis, MN 55474

                        IDS Management Corporation                                          Secretary

                        IDS Property Casualty            3500 Packerland Drive              Secretary
                        Insurance Company                De Pere, WI 54115

                        Investors Syndicate                                                 Secretary
                        Development Corporation

                        J. & W. Seligman & Co.           100 Park Avenue, New York, NY      Secretary
                        Incorporated                     10017

                        RiverSource CDO Seed                                                Secretary
                        Investments, LLC

                        RiverSource Fund Distributors,                                      Secretary
                        Inc.

                        RiverSource Distributors, Inc.   50611 Ameriprise Financial         Secretary
                                                         Center, Minneapolis, MN 55474



                        RiverSource Life Insurance       20 Madison Ave. Extension,         Secretary
                        Company of New York              Albany, NY 12005

                        RiverSource Life Insurance       829 Ameriprise Financial Center,   Secretary
                        Company                          Minneapolis, MN 55474

                        RiverSource Service              734 Ameriprise Financial Center,   Secretary
                        Corporation                      Minneapolis, MN 55474

                        RiverSource Services, Inc.                                          Secretary

                        RiverSource Tax Advantaged                                          Secretary
                        Investments, Inc.

                        Seligman Focus Partners LLC      100 Park Avenue, New York, NY      Secretary
                                                         10017

                        Seligman Health Partners LLC     100 Park Avenue, New York, NY      Secretary
                                                         10017

                        Seligman Health Plus Partners    100 Park Avenue, New York, NY      Secretary
                        LLC                              10017

                        Seligman Partners LLC            100 Park Avenue, New York, NY      Secretary
                                                         10017

Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
Scott Roane Plummer,    Advisory Capital Strategies                                         Chief Legal Officer
Chief Legal Officer     Group Inc.
and Assistant
Secretary

                        Ameriprise Certificate Company   70100 Ameriprise Financial         Vice President, General Counsel and
                                                         Center, Minneapolis, MN 55474      Secretary

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,   Vice President - Asset Management
                                                         Minneapolis, MN 55474              Compliance

                        Ameriprise Financial Services,   5221 Ameriprise Financial          Vice President and Chief Counsel -
                        Inc.                             Center, Minneapolis, MN 55474      Asset Management

                        Ameriprise Trust Company                                            Chief Legal Officer

                        Boston Equity General Partner                                       Chief Legal Officer
                        LLC

                        J. & W. Seligman & Co.           100 Park Avenue, New York, NY      Chief Legal Officer
                        Incorporated                     10017

                        RiverSource Distributors, Inc.   50611 Ameriprise Financial         Chief Counsel
                                                         Center, Minneapolis, MN 55474

                        RiverSource Service Corporation  734 Ameriprise Financial Center,   Vice President and Chief Legal
                                                         Minneapolis, MN 55474              Officer

                        RiverSource Fund Distributors,                                      Chief Counsel
                        Inc.

                        RiverSource Services, Inc.                                          Chief Counsel

                        Seligman Focus Partners LLC      100 Park Avenue, New York, NY      Chief Counsel
                                                         10017

                        Seligman Health Partners LLC     100 Park Avenue, New York, NY      Chief Counsel
                                                         10017

                        Seligman Health Plus Partners    100 Park Avenue, New York, NY      Chief Counsel
                        LLC                              10017

                        Seligman Partners LLC            100 Park Avenue, New York, NY      Chief Counsel
                                                         10017



Name and Title          Other Companies                  Address*                           Title within other companies
----------------------  -------------------------------  ---------------------------------  --------------------------------------
William Frederick       Advisory Capital Strategies                                         Director and President
'Ted' Truscott          Group Inc.
Chairman, Chief
Investment Officer
and President

                        Ameriprise Certificate Company   70100 Ameriprise Financial         Director, President and Chief
                                                         Center, Minneapolis, MN 55474      Executive Officer

                        Ameriprise Financial, Inc.       200 Ameriprise Financial Center,   President - U.S. Asset Management,
                                                         Minneapolis, MN 55474              Annuities and Chief Investment Officer

                        Ameriprise Financial Services,   5221 Ameriprise Financial          Senior Vice President and Chief
                        Inc.                             Center, Minneapolis, MN 55474      Investment Officer

                        Ameriprise Trust Company         200 Ameriprise Financial Center,   Director
                                                         Minneapolis, MN 55474

                        Boston Equity General Partner                                       President
                        LLC

                        IDS Capital Holdings Inc.                                           Director and President

                        J. & W. Seligman & Co.           100 Park Avenue, New York, NY      Chairman and President
                        Incorporated                     10017

                        Kenwood Capital Management LLC   333 S. 7th Street, Suite 2330,     Board Member
                                                         Minneapolis, MN 55402

                        RiverSource Distributors, Inc.   50611 Ameriprise Financial         Chairman and Chief Executive Officer
                                                         Center, Minneapolis, MN 55474

                        RiverSource Fund Distributors,                                      Chairman and Chief Executive Officer
                        Inc.

                        RiverSource Life Insurance       829 Ameriprise Financial Center,   Director
                        Company                          Minneapolis, MN 55474

                        RiverSource Services, Inc.                                          Chairman and Chief Executive Officer

                        Seligman Focus Partners LLC      100 Park Avenue, New York, NY      President
                                                         10017

                        Seligman Health Partners LLC     100 Park Avenue, New York, NY      President
                                                         10017

                        Seligman Health Plus Partners    100 Park Avenue, New York, NY      President
                        LLC                              10017

                        Seligman Partners LLC            100 Park Avenue, New York, NY      President
                                                         10017

                        Threadneedle Asset Management    60 St. Mary Axe, London EC3A 8JQ   Director
                        Holdings Ltd.

                        Threadneedle Asset Management    60 St. Mary Axe, London EC3A 8JQ   Director
                        Holdings Sarl

* Unless otherwise noted, address is 50606 Ameriprise Financial Center, Minneapolis, MN 55474


Item 27. Principal Underwriter

(a) RiverSource Distributors, Inc. acts as principal underwriter for the following investment companies:

RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

RiverSource Fund Distributors, Inc. acts as principal underwriter for the following investment companies:

THE SELIGMAN FAMILY OF FUNDS: Seligman Asset Allocation Series, Inc., Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Core Fixed Income Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income and Growth Fund, Inc., Seligman LaSalle Real Estate Fund Series, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman TargetHorizon ETF Portfolios, Inc. and Seligman Value Fund Series, Inc.

THE RIVERSOURCE FAMILY OF FUNDS: RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc. and RiverSource Tax-Exempt Series, Inc..

(b) As to each director, principal officer or partner of RiverSource Distributors, Inc.

Name and
Principal Business Address          Positions and Offices with Underwriter              Positions and Offices with Fund
---------------------------------   -------------------------------------------------   -----------------------------------
William Frederick 'Ted' Truscott*   Chairman and Chief Executive Officer                Board Member and Vice President
Jeffrey Lee McGregor, Sr.*          Senior Vice President -- Strategic Transformation   None
Gumer C. Alvero*                    Director and Vice President                         None
Patrick Thomas Bannigan*            Director and Vice President                         President
Timothy V. Bechtold*                Director and Vice President                         None
Paul J. Dolan*                      Chief Operating Officer and Chief                   None
                                    Administrative Officer
Jeffrey P. Fox*                     Chief Financial Officer                             Treasurer
Thomas R. Moore*                    Secretary                                           None
Scott Roane Plummer*                Chief Counsel                                       Vice President, General Counsel and
                                                                                        Secretary
Julie A. Ruether*                   Chief Compliance Officer                            None



As to each director, principal officer or partner of RiverSource Fund Distributors, Inc.

Name and
Principal Business Address          Positions and Offices with Underwriter   Positions and Offices with Fund
---------------------------------   --------------------------------------   -----------------------------------
William Frederick "Ted" Truscott*   Chairman and Chief Executive Officer     Director and Vice President
Jeffrey Lee McGregor, Sr.*          Director and President                   None
Patrick Thomas Bannigan*            Director and Vice President              President
Paul J. Dolan*                      Chief Operating Officer and Chief        None
                                    Administrative Officer
Jeffrey P. Fox*                     Chief Financial Officer                  Treasurer
Christopher P. Keating*             Vice President                           None
Emily Calcagno**                    Vice President                           None
Scott Roane Plummer*                Chief Counsel                            Vice President, General Counsel and
                                                                             Secretary
James F. Angelos*                   Chief Compliance Officer                 None
Thomas R. Moore*                    Secretary                                None
Walter Berman*                      Treasurer                                None
Eleanor T. M. Hoagland**            Anti-Money Laundering Officer            None

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474

**   Business address is: 100 Park Avenue, New York, NY 10017.

(c) Not Applicable



Item 28. Location of Accounts and Records

         Ameriprise Financial, Inc.
         707 Second Avenue, South
         Minneapolis, MN 55402

         Iron Mountain Records Management
         920 & 950 Apollo Road
         Eagan, MN 55121

         Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records.

Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE MARKET ADVANTAGE SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, and the State of Minnesota on the 27th day of March, 2009.

RIVERSOURCE MARKET ADVANTAGE SERIES, INC.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of March, 2009.

Signature                               Capacity
---------                               --------


/s/ Stephen R. Lewis, Jr.*              Chair of the Board
-------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                  Director
-------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                    Director
-------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                  Director
-------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                  Director
-------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                      Director
-------------------------------------
Anne P. Jones

Signature                               Capacity
---------                               --------
/s/ Jeffrey Laikind*                    Director
-------------------------------------
Jeffrey Laikind


/s/ John F. Maher*                      Director
-------------------------------------
John F. Maher


/s/ Catherine James Paglia*             Director
-------------------------------------
Catherine James Paglia


/s/ Leroy C. Richie*                    Director
-------------------------------------
Leroy C. Richie


/s/ Alison Taunton-Rigby*               Director
-------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*                Director
-------------------------------------
William F. Truscott

* Signed pursuant to Directors Power of Attorney, dated Jan. 8, 2009, filed electronically herewith as Exhibit (q) to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 33-30770, by:


/s/ Scott R. Plummer
-------------------------------------
Scott R. Plummer

   Contents of this Post-Effective Amendment No. 39 to Registration Statement
                                  No. 33-30770

This Post-Effective Amendment comprises the following papers and documents:

The facing sheet.

Part A.

     The prospectuses for:

     RiverSource Portfolio Builder Conservative Fund.
     RiverSource Portfolio Builder Moderate Conservative Fund.
     RiverSource Portfolio Builder Moderate Fund.
     RiverSource Portfolio Builder Moderate Aggressive Fund.
     RiverSource Portfolio Builder Aggressive Fund.
     RiverSource Portfolio Builder Total Equity Fund.
     RiverSource S&P 500 Index Fund.
     RiverSource Small Company Index Fund.

Part B.

     Statement of Additional Information.
     Financial Statements.

Part C.

Other information.

The signatures.

                                 EXHIBIT INDEX

(i) Opinion and consent of counsel as to the legality of the securities being registered.

(j)  Consent of Independent Registered Public Accounting Firm (Ernst & Young
     LLP).

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 8, 2009.